UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST
 (Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2014

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.54%

COMMON STOCKS 11.63%

Aerospace & Defense 0.73%

B/E Aerospace, Inc.*	65	$5,476,250

Biotechnology 0.69%

Theravance, Inc.*	57	2,090,500
Vertex Pharmaceuticals, Inc.*	38	3,095,645
Total		5,186,145

Commercial Services 0.34%

Robert Half International, Inc.	62	2,538,280

Computers & Peripherals 0.37%

Apple, Inc.	5	2,789,072

Diversified Financials 1.15%

CIT Group, Inc.	70	3,407,600
Greenhill & Co., Inc.	98	5,213,375
Total		8,620,975

Health Services 0.20%

Community Health Systems, Inc.*	37	1,535,870

Insurance: Multi-Line 0.94%

Allstate Corp. (The)	60	3,255,600
Hartford Financial Services Group, Inc.	108	3,786,444
Total		7,042,044

Internet Software & Services 2.22%

Bazaarvoice, Inc.*	211	1,426,360
Brightcove, Inc.*	189	1,833,300
MercadoLibre, Inc. (Argentina)(a)	31	3,229,580
Yelp, Inc.*	77	7,270,340
Zillow, Inc. Class A*	35	2,926,000
Total		16,685,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2014

Investments	Shares (000)	Fair Value
Lodging 0.81%

Starwood Hotels & Resorts Worldwide, Inc.	37	$3,042,774
Wyndham Worldwide Corp.	42	3,060,960
Total		6,103,734

Oil & Gas Products 0.01%

Halcon Resources Corp.*	14	55,260

Paper & Forest Products 0.44%

Domtar Corp. (Canada)(a)	30	3,323,400

Pharmaceuticals 0.58%

Teva Pharmaceutical Industries Ltd. ADR	88	4,390,320

Retail: Multiline 0.39%

Family Dollar Stores, Inc.	45	2,947,500

Retail: Specialty 0.50%

AutoZone, Inc.*	7	3,769,080

Semiconductors 1.10%

Intel Corp.	334	8,269,840

Software - Applications & Systems 0.78%

Cognizant Technology Solutions Corp. Class A*	29	2,996,928
VMware, Inc. Class A*	30	2,881,500
Total		5,878,428

Steel 0.38%

Allegheny Technologies, Inc.	90	2,860,200
Total Common Stocks (cost $78,940,906)		87,471,978

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 76.91%

Airlines 1.59%

United Airlines, Inc.	4.50%	1/15/2015	$4,980	11,939,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Autos 4.26%

Central European Media Enterprises Ltd.	5.00%	11/15/2015		$5,000	$4,912,500
Tesla Motors, Inc.	0.25%	3/1/2019		8,175	8,123,906
Tesla Motors, Inc.	1.25%	3/1/2021		9,400	9,270,750
Tesla Motors, Inc.	1.50%	6/1/2018		815	1,662,091
Volkswagen International Finance NV (Netherlands)†(b)	5.50%	11/9/2015	EUR	5,000	8,021,270
Total					31,990,517

Biotechnology 5.28%

Array BioPharma, Inc.	3.00%	6/1/2020		$3,980	4,183,975
BioMarin Pharmaceutical, Inc.	0.75%	10/15/2018		4,175	4,892,578
Cepheid, Inc.†	1.25%	2/1/2021		2,425	2,612,937
Cubist Pharmaceuticals, Inc.†	1.125%	9/1/2018		5,210	6,405,044
Cubist Pharmaceuticals, Inc.†	1.875%	9/1/2020		7,235	9,088,969
Incyte Corp. Ltd.	4.75%	10/1/2015		860	6,284,987
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016		1,485	5,878,744
Theravance, Inc.	2.125%	1/15/2023		230	343,275
Total					39,690,509

Broadcast & Cable 0.42%

Liberty Media Corp.†	1.375%	10/15/2023		3,275	3,193,125

Chemicals 0.32%

RPM International, Inc.	2.25%	12/15/2020		2,060	2,398,613

Communications Equipment 1.08%

Ciena Corp.	4.00%	12/15/2020		5,470	8,143,463

Consumer Services 1.42%

United Rentals, Inc.	4.00%	11/15/2015		1,340	10,638,763

Diversified Financials 6.33%

DFC Global Corp.	3.00%	4/1/2028		4,440	4,062,600
DFC Global Corp.	3.25%	4/15/2017		6,287	5,072,823
MGIC Investment Corp.	5.00%	5/1/2017		24,225	28,343,250
Portfolio Recovery Associates, Inc.†	3.00%	8/1/2020		8,930	10,141,131
Total					47,619,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
e-Commerce 1.55%

Shutterfly, Inc.†	0.25%	5/15/2018	$10,560	$11,688,600

Health Equipment & Supply 0.55%

Fluidigm Corp.	2.75%	2/1/2034	3,545	4,132,141

Health Services 1.50%

Medivation, Inc.	2.625%	4/1/2017	4,450	6,880,812
WellPoint, Inc.	2.75%	10/15/2042	3,225	4,408,172
Total				11,288,984

Homebuilders 1.10%

KB Home	1.375%	2/1/2019	4,950	5,376,938
Lennar Corp.†	3.25%	11/15/2021	1,475	2,889,156
Total				8,266,094

Internet Software & Services 10.90%

Cornerstone OnDemand, Inc.†	1.50%	7/1/2018	7,405	9,594,103
Ctrip.com International Ltd. (China)†(a)	1.25%	10/15/2018	4,645	4,764,028
Equinix, Inc.	3.00%	10/15/2014	5,200	8,846,500
NetSuite, Inc.†	0.25%	6/1/2018	10,865	12,786,747
priceline.com, Inc.†	0.35%	6/15/2020	15,735	20,071,959
SINA Corp. (China)†(a)	1.00%	12/1/2018	7,980	7,795,463
Trulia, Inc.†	2.75%	12/15/2020	5,525	6,101,672
Yahoo!, Inc.†	Zero Coupon	12/1/2018	11,430	12,008,644
Total				81,969,116

Leisure Products 0.51%

Jarden Corp.†	1.50%	6/15/2019	3,070	3,801,044

Machinery 3.06%

Chart Industries, Inc.	2.00%	8/1/2018	6,090	8,529,806
Navistar International Corp.	3.00%	10/15/2014	9,204	9,301,793
Terex Corp.	4.00%	6/1/2015	1,880	5,155,900
Total				22,987,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous: Energy 0.68%

JinkoSolar Holding Co. Ltd. (China)†(a)	4.00%	2/1/2019	$5,250	$5,105,625

Miscellaneous: Financial 2.68%

Alliance Data Systems Corp.	4.75%	5/15/2014	1,825	10,920,344
Ares Capital Corp.	4.875%	3/15/2017	8,575	9,196,687
Total				20,117,031

Miscellaneous: Healthcare 0.21%

Corsicanto Ltd. (Ireland)(a)	3.50%	1/15/2032	2,310	1,573,688

Miscellaneous: Technology 0.33%

GT Advanced Technologies, Inc.	3.00%	12/15/2020	1,725	2,485,078

Miscellaneous: Transportation 0.94%

Air Lease Corp.	3.875%	12/1/2018	4,685	7,065,566

Oil & Gas Products 1.62%

Energy XXI Bermuda Ltd.†	3.00%	12/15/2018	11,215	10,850,512
Vantage Drilling Co.†	5.50%	7/15/2043	1,250	1,324,219
Total				12,174,731

Oil: Integrated 2.00%

Chesapeake Energy Corp.	2.75%	11/15/2035	8,830	9,271,500
Cobalt International Energy, Inc.	2.625%	12/1/2019	1,095	1,058,044
Goodrich Petroleum Corp.	5.00%	10/1/2032	4,643	4,741,663
Total				15,071,207

Pharmaceuticals 6.51%

Gilead Sciences, Inc.	1.625%	5/1/2016	5,745	20,901,057
Isis Pharmaceuticals, Inc.	2.75%	10/1/2019	1,965	6,138,169
Mylan, Inc.	3.75%	9/15/2015	2,075	8,679,984
Salix Pharmaceuticals Ltd.	1.50%	3/15/2019	7,450	13,209,781
Total				48,928,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Precious Metals 0.43%

Stillwater Mining Co.	1.75%	10/15/2032	$2,655	$3,227,484

Real Estate 2.17%

American Realty Capital Properties, Inc.	3.75%	12/15/2020	9,875	11,035,362
DDR Corp.	1.75%	11/15/2040	4,533	5,283,778
Total				16,319,140

Semiconductors 6.84%

Micron Technology, Inc.	3.00%	11/15/2043	26,995	30,099,425
Novellus Systems, Inc.	2.625%	5/15/2041	5,020	8,176,325
ON Semiconductor Corp.	2.625%	12/15/2026	4,600	5,626,375
SunPower Corp.†	0.75%	6/1/2018	5,275	7,506,984
Total				51,409,109

Software - Applications & Systems 10.46%

Electronic Arts, Inc.	0.75%	7/15/2016	10,339	12,077,244
Medidata Solutions, Inc.†	1.00%	8/1/2018	7,225	9,713,109
Proofpoint, Inc.†	1.25%	12/15/2018	6,540	8,252,663
Salesforce.com, Inc.†	0.25%	4/1/2018	20,490	24,242,231
ServiceNow, Inc.†	Zero Coupon	11/1/2018	8,920	10,330,475
Web.com Group, Inc.	1.00%	8/15/2018	8,809	10,928,666
Workday, Inc.†	0.75%	7/15/2018	2,115	3,074,681
Total				78,619,069

Steel 1.34%

U.S. Steel Corp.	2.75%	4/1/2019	8,335	10,054,094

Wireless Communications Services 0.83%

Clearwire Communications LLC/Clearwire Finance, Inc.†	8.25%	12/1/2040	5,362	6,233,325
Total Convertible Bonds (cost $512,625,049)				578,131,960

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 9.79%

Auto Parts 0.49%

Goodyear Tire & Rubber Co. (The)	5.875%		50	3,698,148

Banks: Diversified 2.11%

Wells Fargo & Co.	7.50%		13	15,855,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2014

Investments	Dividend Rate		Shares (000)	Fair Value
Diversified Financials 1.66%

AMG Capital Trust II	5.15%		203	$12,443,394

Insurance: Life 1.03%

MetLife, Inc.	5.00%		262	7,759,386

Oil & Gas Products 0.36%

Halcon Resources Corp.	5.75%		4	2,670,960

Oil: Integrated 1.16%

Chesapeake Energy Corp.†	5.75%		8	8,745,600

Utilities 0.96%

CenterPoint Energy, Inc.	3.719%#		133	7,167,281

Utilities: Electric 1.13%

NextEra Energy, Inc.	5.889%		144	8,515,645

Wireless Communications Services 0.89%

Crown Castle International Corp.	4.50%		66	6,715,210
Total Convertible Preferred Stocks (cost $69,045,708)				73,571,504

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BOND 0.21%

Diversified Financials

CIT Group, Inc. (cost $1,548,704)	5.00%	8/1/2023	$1,500	1,571,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2014

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANT 0.00%

Miscellaneous: Energy

Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016	182	$—	(c)
Total Long-Term Investments (cost $662,160,367)				740,746,692

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 3.30%

CONVERTIBLE BONDS 0.30%

Steel

Steel Dynamics, Inc. (cost $2,348,573)	5.125%	6/15/2014	$2,060	2,249,262

REPURCHASE AGREEMENT 3.00%

Repurchase Agreement dated 2/28/2014, Zero Coupon due 3/3/2014 with Fixed Income Clearing Corp. collateralized by $22,285,000 of U.S Treasury Note at 1.875% due 8/31/2017; value: $23,009,263; proceeds: $22,553,561 (cost $22,553,561)			22,554	22,553,561

Total Short-Term Investments (cost $24,902,134)				24,802,823

Total Investments in Securities 101.84% (cost $687,062,501)				765,549,515

Liabilities in Excess of Other Assets(d) (1.84%)				(13,847,385)

Net Assets 100.00%				$751,702,130

ADR	American Depositary Receipt.
EUR	euro.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2014

(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Valued at zero as of February 28, 2014.
(d)	Liabilities in Excess of Other Assets include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	Goldman Sachs	4/17/2014	1,600,000	$2,193,174	$2,208,439	$15,265

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	Goldman Sachs	4/17/2014	1,350,000	$1,835,762	$1,863,371	$(27,609)
euro	Sell	Barclays Bank plc	4/17/2014	4,340,000	5,901,949	5,990,392	(88,443)
euro	Sell	Morgan Stanley	4/17/2014	1,400,000	1,893,807	1,932,384	(38,577)
euro	Sell	J.P. Morgan	4/17/2014	265,000	362,481	365,773	(3,292)
euro	Sell	J.P. Morgan	4/17/2014	290,000	392,889	400,280	(7,391)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(165,312)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Common Stocks	$87,471,978	$—	$—		$87,471,978
Convertible Bonds	—	580,381,222	—		580,381,222
Convertible Preferred Stocks
Auto Parts	3,698,148	—	—		3,698,148
Banks: Diversified	15,855,880	—	—		15,855,880
Diversified Financials	—	12,443,394	—		12,443,394
Insurance: Life	7,759,386	—	—		7,759,386
Oil & Gas Products	—	2,670,960	—		2,670,960
Oil: Integrated	—	8,745,600	—		8,745,600
Utilities	—	7,167,281	—		7,167,281
Utilities: Electric	8,515,645	—	—		8,515,645
Wireless Communications Services(3)	6,715,210	—	—		6,715,210
Corporate Bond	—	1,571,250	—		1,571,250
Warrant	—	—	—	(4)	— (4)
Repurchase Agreement	—	22,553,561	—		22,553,561
Total	$130,016,247	$635,533,268	$—	(4)	$765,549,515
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$15,265	$—		$15,265
Liabilities	—	(165,312)	—		(165,312)
Total	$—	$(150,047)	$—		$(150,047)

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Crown Castle International Corp.was categorized as Level 2 on November 30, 2013 due to limited market activity resulting in observable input pricing. As of February 28, 2014, this security experienced active market trading and therefore was categorized as level 1. Accordingly, $6,655,900 was transferred from Level 2 to Level 1 during the period ended February 28, 2014.
(4)	Valued at zero as of February 28, 2014.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Warrant
Balance as of December 1, 2013	$—	(1)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of February 28, 2014	$—	(1)

(1)	Valued at zero as of December 1, 2013 and February 28, 2014, respectively.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 107.92%

ASSET-BACKED SECURITIES 12.76%

Automobiles 5.10%

Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$2,086	$2,091,472
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	3,721	3,728,195
Ally Auto Receivables Trust 2012-SN1 A2	0.51%	12/22/2014	610	610,291
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	1,514	1,515,027
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	1,456	1,456,214
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	308	307,855
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	2,376	2,376,257
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	926	925,785
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	1,450	1,451,093
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	1,520	1,522,366
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	1,600	1,602,827
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	1,105	1,105,011
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	126	125,949
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	770	772,347
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	1,873	1,879,241
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	939	938,617
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	3,675	3,678,923
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	789	789,898
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	1,745	1,746,071
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	1,762	1,765,985
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	3,133	3,143,040
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	787	787,141
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	1,862	1,866,354
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	4,425	4,431,007
M&T Bank Auto Receivables Trust 2013-1A A2†	0.66%	2/16/2016	2,450	2,453,571
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	1,164	1,164,280
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	3,275	3,278,159
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	3,235	3,238,903
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%	8/15/2016	1,650	1,652,937
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%	2/16/2016	748	747,775
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%	2/16/2016	519	519,360
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%	3/15/2016	701	700,810
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	1,656	1,656,852
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	1,525	1,526,266
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	2,085	2,086,995
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	2,061	2,065,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

World Omni Auto Receivables Trust 2013-B A2	0.48%		11/15/2016	$2,859	$2,860,915
Total					64,569,777

Credit Cards 4.49%

American Express Credit Account Master Trust 2009-2 A	1.405	%#	3/15/2017	6,000	6,033,609
Bank of America Credit Card Trust 2007-A10	0.225	%#	12/15/2016	4,500	4,500,052
Bank of America Credit Card Trust 2007-A3	0.175	%#	11/15/2016	1,795	1,794,795
Bank of America Credit Card Trust 2007-A6	0.215	%#	9/15/2016	3,287	3,286,933
Bank One Issuance Trust 2004-A3	0.325	%#	2/15/2017	1,355	1,355,437
Chase Issuance Trust 2012-A1	0.255	%#	5/16/2016	6,250	6,250,072
Citibank Credit Card Issuance Trust 2009-A4	4.90%		6/23/2016	5,365	5,443,125
Citibank Omni Master Trust 2009-A13†	5.35%		8/15/2018	2,959	3,024,370
Citibank Omni Master Trust 2009-A14A†	2.905	%#	8/15/2018	6,000	6,068,553
Discover Card Execution Note Trust 2011-A3 A	0.365	%#	3/15/2017	3,350	3,352,313
Discover Card Execution Note Trust 2012-A2	0.305	%#	10/17/2016	3,475	3,475,408
Discover Card Execution Note Trust 2012-B3	0.605	%#	5/15/2018	1,650	1,650,621
Discover Card Master Trust I 2007-2 A	0.235	%#	9/15/2016	3,000	2,999,858
Dryrock Issuance Trust 2012-1 A	0.305	%#	8/15/2017	2,625	2,623,530
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	1,350	1,351,330
GE Capital Credit Card Master Note Trust 2010-1 A	3.69%		3/15/2018	3,500	3,614,943
Total					56,824,949

Other 3.17%

ARES CLO Ltd. 2007-3RA A2†	0.457	%#	4/16/2021	1,615	1,587,179
Carlyle Azure CLO Ltd. 2006-1A A2L†	0.634	%#	5/27/2020	1,250	1,218,384
Fairway Loan Funding Co. 2006-1A A3L†	0.898	%#	10/17/2018	1,600	1,565,286
Fore CLO Ltd. 2007-1A A2†	0.687	%#	7/20/2019	850	821,240
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.545	%#	12/20/2020	1,500	1,468,086
Harch CLO III Ltd. 2007-1A B†	0.636	%#	4/17/2020	750	729,894
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B2†	2.48%		10/15/2045	865	873,560
HLSS Servicer Advance Receivables Backed Notes 2012-T2 D2†	4.94%		10/15/2045	360	368,820
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B2†	1.744%		1/16/2046	1,850	1,847,290
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B3†	2.734%		1/15/2048	1,150	1,145,416
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	1,000	996,974
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%		5/16/2044	1,100	1,097,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%	5/15/2046	$1,500	$1,483,255
HLSS Servicer Advance Receivables Backed Notes 2013-T5 AT5†	1.979%	8/15/2046	2,000	2,006,968
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%	9/15/2044	1,895	1,895,366
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%	11/15/2046	1,500	1,502,252
HLSS Servicer Advance Receivables Backed Notes 2013-T7 BT7†	2.229%	11/15/2046	3,500	3,491,257
HLSS Servicer Advance Receivables Backed Notes 2014-T1 CT1†	1.79%	1/17/2045	1,575	1,575,596
Illinois Student Assistance Commission 2010-1 A2	1.289%#	4/25/2022	1,055	1,059,593
JFIN Revolver CLO Ltd. 2013-1A A†	1.497%#	1/20/2021	2,250	2,241,306
KKR Financial CLO Corp. 2007-1A A†	0.586%#	5/15/2021	2,103	2,080,136
KKR Financial CLO Corp. 2007-1A B†	0.986%#	5/15/2021	1,250	1,211,204
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%	6/20/2048	1,600	1,580,037
SLM Student Loan Trust 2010-A 2A†	3.405%#	5/16/2044	1,910	2,029,800
SLM Student Loan Trust 2011-B A1†	1.005%#	12/16/2024	528	529,437
SLM Student Loan Trust 2012-C A1†	1.255%#	8/15/2023	1,459	1,467,892
Structured Asset Securities Corp. 2005-WF1 A3	0.818%#	2/25/2035	988	962,676
Venture VIII CDO Ltd. 2007-8A A1A†	0.517%#	7/22/2021	1,250	1,210,064
Total				40,046,850
Total Asset-Backed Securities (cost $161,558,897)				161,441,576

CORPORATE BONDS 26.04%

Aerospace/Defense 0.04%

Embraer SA (Brazil)(a)	5.15%	6/15/2022	521	539,886

Automotive 0.37%

Ford Motor Co.	6.375%	2/1/2029	697	789,336
Ford Motor Co.	6.625%	10/1/2028	1,311	1,525,818
Ford Motor Co.	7.45%	7/16/2031	1,045	1,346,674
Kia Motors Corp. (South Korea)†(a)	3.625%	6/14/2016	1,000	1,044,351
Total				4,706,179

Banks: Diversified 3.65%

Bank of America Corp.	5.625%	7/1/2020	1,870	2,155,732
Bank of America Corp.	5.70%	5/2/2017	855	959,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)

Bank of America Corp.	7.625%	6/1/2019	$2,845	$3,547,655
Citigroup, Inc.	5.50%	9/13/2025	2,425	2,619,592
Compagnie de Financement Foncier SA (France)†(a)	2.25%	3/7/2014	2,900	2,900,357
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	279	311,230
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	4,625	5,290,246
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	1,803	1,979,200
JPMorgan Chase & Co.	4.35%	8/15/2021	3,818	4,123,791
Lloyds TSB Bank plc (United Kingdom)†(a)	6.50%	9/14/2020	3,355	3,866,440
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	2,231	2,538,374
Morgan Stanley	4.10%	5/22/2023	418	416,864
Morgan Stanley	5.00%	11/24/2025	1,900	1,977,729
Morgan Stanley	5.50%	7/28/2021	669	763,228
Morgan Stanley	6.00%	4/28/2015	1,100	1,166,614
PKO Finance AB (Sweden)†(a)	4.63%	9/26/2022	1,200	1,212,000
Santander UK plc (United Kingdom)†(a)	5.00%	11/7/2023	1,250	1,299,648
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	1,000	1,214,917
Standard Chartered plc (United Kingdom)†(a)	3.95%	1/11/2023	2,250	2,148,203
Turkiye Halk Bankasi AS (Turkey)†(a)	3.875%	2/5/2020	500	452,600
Wells Fargo & Co.	3.45%	2/13/2023	5,372	5,264,436
Total				46,208,319

Banks: Money Center 0.45%

BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022	900	913,500
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	650	696,149
Zions Bancorporation	4.50%	3/27/2017	2,230	2,374,129
Zions Bancorporation	4.50%	6/13/2023	1,668	1,676,058
Total				5,659,836

Beverages 0.60%

Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	1,950	1,840,312
Embotelladora Andina SA (Chile)†(a)	5.00%	10/1/2023	2,300	2,361,918
Fomento Economico Mexicano SAB de CV (Mexico)(a)	2.875%	5/10/2023	1,200	1,102,206
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	1,990	2,261,510
Total				7,565,946

Biotechnology Research & Production 0.22%

Amgen, Inc.	6.40%	2/1/2039	2,299	2,806,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Broadcasting 0.07%

Cox Communications, Inc.†	8.375%	3/1/2039	$675	$866,847

Brokers 0.48%

Jefferies Group LLC	6.875%	4/15/2021	1,827	2,123,887
Raymond James Financial, Inc.	8.60%	8/15/2019	3,065	3,897,016
Total				6,020,903

Building Materials 0.41%

Owens Corning, Inc.	9.00%	6/15/2019	955	1,191,063
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,000	2,215,000
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	1,800	1,755,000
Total				5,161,063

Business Services 0.03%

Cielo SA/Cielo USA, Inc. (Brazil)†(a)	3.75%	11/16/2022	400	363,500

Cable Services 0.43%

Time Warner Cable, Inc.	6.55%	5/1/2037	2,383	2,769,863
Time Warner Cable, Inc.	7.30%	7/1/2038	2,097	2,628,875
Total				5,398,738

Chemicals 0.94%

Braskem Finance Ltd.	6.45%	2/3/2024	400	407,000
CF Industries, Inc.	7.125%	5/1/2020	2,985	3,576,317
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	3,175	3,458,801
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	2,300	2,972,665
NewMarket Corp.	4.10%	12/15/2022	1,532	1,522,426
Total				11,937,209

Communications Technology 0.20%

Juniper Networks, Inc.(b)	4.50%	3/15/2024	610	612,186
Juniper Networks, Inc.	4.60%	3/15/2021	1,908	1,965,122
Total				2,577,308

Computer Hardware 0.20%

Hewlett-Packard Co.	6.125%	3/1/2014	2,488	2,488,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Products 0.19%

Tupperware Brands Corp.	4.75%	6/1/2021	$2,348	$2,427,625

Containers 0.08%

Rock-Tenn Co.	4.90%	3/1/2022	987	1,065,076

Copper 0.03%

Southern Copper Corp.	5.25%	11/8/2042	452	389,143

Data Product, Equipment & Communications 0.13%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	750	782,180
Total System Services, Inc.	3.75%	6/1/2023	840	797,947
Total				1,580,127

Electric: Power 1.26%

CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	750	771,679
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,944	2,274,556
Entergy Corp.	5.125%	9/15/2020	3,775	4,069,272
Exelon Generation Co. LLC	4.25%	6/15/2022	1,500	1,506,672
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	4,710	5,165,024
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,127,101
Total				15,914,304

Electrical: Household 0.07%

Energizer Holdings, Inc.	4.70%	5/19/2021	891	932,213

Electronics 0.13%

PerkinElmer, Inc.	5.00%	11/15/2021	1,564	1,644,784

Energy Equipment & Services 0.73%

Alta Wind Holdings LLC†	7.00%	6/30/2035	1,042	1,153,580
Energy Transfer Partners LP	6.125%	2/15/2017	499	559,076
Energy Transfer Partners LP	6.625%	10/15/2036	500	563,042
Energy Transfer Partners LP	7.50%	7/1/2038	1,013	1,241,761
Energy Transfer Partners LP	9.00%	4/15/2019	2,165	2,756,528
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,971,862
Total				9,245,849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.03%

AGCO Corp.	5.875%	12/1/2021	$300	$328,265

Financial Services 1.73%

Air Lease Corp.	4.75%	3/1/2020	1,500	1,586,250
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015	2,020	2,045,056
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	2,200	2,198,275
FMR LLC†	7.57%	6/15/2029	2,625	3,508,158
General Electric Capital Corp.	6.75%	3/15/2032	5,980	7,671,449
Lender Processing Services, Inc.	5.75%	4/15/2023	1,000	1,071,250
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	678	888,403
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	1,500	1,513,939
Western Union Co. (The)	3.35%	5/22/2019	1,425	1,430,605
Total				21,913,385

Financial: Miscellaneous 0.66%

Moody’s Corp.	4.50%	9/1/2022	2,600	2,693,332
Moody’s Corp.	5.50%	9/1/2020	1,550	1,740,345
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	1,317	1,452,291
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,200	2,434,973
Total				8,320,941

Food 0.44%

Alicorp SAA (Peru)†(a)	3.875%	3/20/2023	2,150	2,004,875
Cencosud SA (Chile)†(a)	4.875%	1/20/2023	2,025	1,938,846
Flowers Foods, Inc.	4.375%	4/1/2022	525	536,876
Grupo Bimbo SAB de CV (Mexico)†(a)	4.875%	6/30/2020	1,000	1,067,440
Total				5,548,037

Health Care Services 0.06%

Dignity Health	4.50%	11/1/2042	903	783,774

Industrial Products 0.04%

KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	500	451,350

Insurance 0.37%

Markel Corp.	7.125%	9/30/2019	2,227	2,673,803
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,958,438
Total				4,632,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.26%

Affiliated Managers Group, Inc.	4.25%	2/15/2024	$1,200	$1,212,091
Lazard Group LLC	4.25%	11/14/2020	950	1,001,031
Lazard Group LLC	6.85%	6/15/2017	500	571,907
Oaktree Capital Management LP†	6.75%	12/2/2019	442	523,254
Total				3,308,283

Leasing 0.07%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	843	895,800

Leisure 0.12%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	1,230	1,497,425

Lodging 0.50%

Host Hotels & Resorts LP	5.25%	3/15/2022	4,190	4,556,223
Hyatt Hotels Corp.†	6.875%	8/15/2019	1,554	1,827,337
Total				6,383,560

Machinery: Agricultural 0.37%

Lorillard Tobacco Co.	8.125%	6/23/2019	2,200	2,746,507
Lorillard Tobacco Co.	8.125%	5/1/2040	1,550	1,978,984
Total				4,725,491

Machinery: Oil Well Equipment & Services 0.14%

Pride International, Inc.	8.50%	6/15/2019	1,402	1,798,078

Manufacturing 0.20%

Hillenbrand, Inc.	5.50%	7/15/2020	2,375	2,536,552

Media 1.05%

21st Century Fox America, Inc.	6.20%	12/15/2034	1,268	1,475,512
21st Century Fox America, Inc.	6.90%	8/15/2039	677	847,140
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021	2,617	2,827,318
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	2,850	2,885,625
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(a)	5.307%	5/11/2022	1,855	1,952,387
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	1,837	1,832,599
Time Warner, Inc.	7.625%	4/15/2031	1,074	1,419,042
Total				13,239,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.57%

Anglo American Capital plc (United Kingdom)†(a)	4.45%	9/27/2020	$1,250	$1,297,011
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	2,240	2,885,992
Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	1,059	1,015,530
Barrick North America Finance LLC	4.40%	5/30/2021	1,215	1,231,847
Kinross Gold Corp. (Canada)†(a)(b)	5.95%	3/15/2024	725	728,388
Total				7,158,768

Natural Gas 0.18%

SourceGas LLC†	5.90%	4/1/2017	886	944,984
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	1,000	1,349,672
Total				2,294,656

Oil 0.69%

Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	2,939	3,588,301
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(a)	4.50%	10/3/2023	1,100	1,118,379
Petroleos Mexicanos (Mexico)†(a)	4.875%	1/18/2024	541	557,477
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	250	237,640
Petroleos Mexicanos (Mexico)†(a)	6.375%	1/23/2045	575	611,889
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	350	438,375
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,200	1,219,068
Valero Energy Corp.	10.50%	3/15/2039	580	901,019
Total				8,672,148

Oil: Crude Producers 1.07%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	650	650,000
Enbridge Energy Partners LP	9.875%	3/1/2019	2,000	2,614,654
Enterprise Products Operating LLC	7.55%	4/15/2038	795	1,043,185
Kerr-McGee Corp.	7.125%	10/15/2027	925	1,103,610
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,613	1,633,116
Plains Exploration & Production Co.	6.75%	2/1/2022	3,000	3,330,000
Ruby Pipeline LLC†	6.00%	4/1/2022	2,980	3,208,277
Total				13,582,842

Oil: Integrated Domestic 0.53%

Kinder Morgan Energy Partners LP	7.40%	3/15/2031	800	975,524
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,600	1,656,717
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	1,000	1,018,802
Rowan Cos., Inc.	7.875%	8/1/2019	2,548	3,104,251
Total				6,755,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International 0.98%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	$4,800	$4,959,312
Petrohawk Energy Corp.	6.25%	6/1/2019	600	655,813
Petrohawk Energy Corp.	7.25%	8/15/2018	500	534,302
Transocean, Inc.	6.375%	12/15/2021	2,250	2,528,001
Weatherford International Ltd.	9.875%	3/1/2039	2,513	3,755,995
Total				12,433,423

Paper & Forest Products 0.50%

Georgia-Pacific LLC	8.875%	5/15/2031	2,925	4,260,210
Plum Creek Timberlands LP	4.70%	3/15/2021	2,007	2,119,360
Total				6,379,570

Real Estate Investment Trusts 1.10%

American Tower Corp.	4.70%	3/15/2022	1,009	1,056,014
American Tower Corp.	5.05%	9/1/2020	1,711	1,864,099
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	3.00%	2/6/2019	2,000	1,998,458
EPR Properties	5.25%	7/15/2023	2,075	2,120,934
EPR Properties	7.75%	7/15/2020	2,293	2,727,636
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	3,156	3,611,288
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	537	595,076
Total				13,973,505

Retail 0.63%

Family Dollar Stores, Inc.	5.00%	2/1/2021	1,000	1,051,459
QVC, Inc.†	7.375%	10/15/2020	6,350	6,883,019
Total				7,934,478

Savings & Loan 0.22%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	2,388	2,806,144

Steel 0.75%

Allegheny Technologies, Inc.	5.875%	8/15/2023	1,059	1,104,057
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,475	5,490,386
Valmont Industries, Inc.	6.625%	4/20/2020	2,499	2,901,152
Total				9,495,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.62%

GTE Corp.	6.94%	4/15/2028	$5,492	$6,638,944
Verizon Communications, Inc.	7.75%	12/1/2030	922	1,218,220
Total				7,857,164

Tobacco 0.17%

Altria Group, Inc.	9.95%	11/10/2038	1,376	2,189,026

Transportation: Miscellaneous 0.53%

Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	6,006	6,655,837

Utilities 0.56%

Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	3,000	3,072,936
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,317,043
Williams Cos., Inc. (The)	8.75%	3/15/2032	2,210	2,650,846
Total				7,040,825

Utilities: Electrical 0.19%

Tennessee Valley Authority	3.50%	12/15/2042	2,795	2,378,794
Total Corporate Bonds (cost $321,888,656)				329,470,203

FOREIGN GOVERNMENT OBLIGATIONS 1.27%

Aruba 0.04%

Aruba Government†(a)	4.625%	9/14/2023	500	477,500

Bahamas 0.10%

Commonwealth of Bahamas†(a)	5.75%	1/16/2024	700	702,450
Commonwealth of Bahamas†(a)	6.95%	11/20/2029	588	628,330
Total				1,330,780

Bermuda 0.13%

Bermuda Government†	4.138%	1/3/2023	525	508,200
Bermuda Government†	5.603%	7/20/2020	1,000	1,100,000
Total				1,608,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brazil 0.15%

Federal Republic of Brazil(a)	4.25%	1/7/2025	$600	$578,250
Federal Republic of Brazil†(a)	5.333%	2/15/2028	1,000	964,000
Federal Republic of Brazil(a)	5.625%	1/7/2041	325	320,937
Total				1,863,187

Cayman Islands 0.11%

Cayman Islands Government†	5.95%	11/24/2019	1,200	1,357,663

Indonesia 0.06%

Perusahaan Penerbit SBSN†(a)	3.30%	11/21/2022	900	803,250

Mexico 0.08%

United Mexican States(a)	5.55%	1/21/2045	950	990,375

Panama 0.02%

Republic of Panama(a)	4.30%	4/29/2053	275	219,450

Poland 0.11%

Republic of Poland(a)	4.00%	1/22/2024	1,370	1,387,125

Qatar 0.06%

State of Qatar†(a)	3.125%	1/20/2017	750	795,938

Russia 0.27%

Russia Eurobonds†(a)	3.625%	4/29/2015	2,400	2,478,000
Russia Eurobonds†(a)	4.875%	9/16/2023	1,000	1,018,000
Total				3,496,000

Slovenia 0.09%

Republic of Slovenia†(a)	5.25%	2/18/2024	1,075	1,100,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Trinidad And Tobago 0.05%

Republic of Trinidad & Tobago†(a)	4.375%	1/16/2024	$600	$625,500
Total Foreign Government Obligations (cost $15,937,578)				16,055,241

GOVERNMENT SPONSORED ENTERPRISES BOND 3.17%

Federal Home Loan Mortgage Corp. (cost $39,310,598)	2.375%	1/13/2022	40,610	40,077,197

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.12%

Federal Home Loan Mortgage Corp. 2013-K31 B†	3.625%#	7/25/2046	1,963	1,854,930
Federal Home Loan Mortgage Corp. K035 A1	2.615%	3/25/2023	3,685	3,746,889
Federal Home Loan Mortgage Corp. K035 A2	3.458%	8/25/2023	3,598	3,690,541
Federal Home Loan Mortgage Corp. KS01 A2	2.522%	1/25/2023	2,482	2,390,399
Federal National Mortgage Assoc. 2013-M14 A	1.70%	8/25/2018	2,470	2,474,152
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $14,120,352)				14,156,911

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.08%

Federal Home Loan Mortgage Corp.(c)	3.50%	TBA	26,440	26,745,713
Federal Home Loan Mortgage Corp.(c)	4.00%	TBA	18,160	18,935,347
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 - 6/1/2026	5,225	5,687,540
Federal National Mortgage Assoc.(c)	3.00%	TBA	18,100	17,587,403
Federal National Mortgage Assoc.(c)	3.50%	TBA	71,190	71,990,887
Federal National Mortgage Assoc.	4.50%	11/1/2018	2,579	2,763,542
Federal National Mortgage Assoc.(c)	4.50%	TBA	47,000	50,356,091
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 2/1/2038	20,663	22,960,839
Federal National Mortgage Assoc.(c)	5.50%	TBA	38,370	42,368,883
Federal National Mortgage Assoc.	6.50%	1/1/2036	85	98,306
Government National Mortgage Assoc.(c)	4.00%	TBA	30,840	32,603,664
Total Government Sponsored Enterprises Pass-Throughs (cost $290,446,163)				292,098,215

MUNICIPAL BONDS 1.75%

Education 0.13%

Univ of California Bd of Regs	6.27%	5/15/2031	1,450	1,608,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric Revenue Bonds 0.08%

American Municipal Power, Inc.	7.834%	2/15/2041	$750	$1,017,758

Other Revenue 0.81%

Chicago, IL	6.845%	1/1/2038	350	381,871
Dallas Convention Center Hotel	7.088%	1/1/2042	1,400	1,675,702
Houston, TX	6.29%	3/1/2032	1,230	1,485,803
Nashville & Davidson Cnty Met	6.731%	7/1/2043	1,000	1,191,810
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	2,250	2,388,690
Southern California Metro Wtr	6.538%	7/1/2039	2,000	2,185,900
Southern California Metro Wtr	6.947%	7/1/2040	540	613,807
Univ of Massachusetts Bldg Auth	6.573%	5/1/2039	300	328,647
Total				10,252,230

Transportation 0.36%

Clark Cnty, NV	6.881%	7/1/2042	2,000	2,157,260
Metropolitan Washington Arpt	7.462%	10/1/2046	2,000	2,400,880
Total				4,558,140

Utilities 0.37%

Chicago, IL	6.742%	11/1/2040	1,150	1,324,524
Municipal Elec Auth of Georgia	7.055%	4/1/2057	1,150	1,210,180
New York City Wtr & Swr Sys	5.79%	6/15/2041	490	523,369
New York City Wtr & Swr Sys	6.124%	6/15/2042	465	505,599
New York City Wtr & Swr Sys	6.491%	6/15/2042	100	110,775
San Francisco Pub Util Comm, CA	6.00%	11/1/2040	300	358,122
San Francisco Pub Util Comm, CA	6.00%	11/1/2040	545	651,978
Total				4,684,547
Total Municipal Bonds (cost $21,820,302)				22,121,319

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.43%

Bear Stearns ALT-A Trust 2004-8 1A	0.858%#	9/25/2034	2,388	2,319,534
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	1,485	1,631,189
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.335%#	6/15/2022	832	825,814
Commercial Mortgage Pass-Through Certificates 2013-LC13 A2	3.009%	8/10/2046	5,420	5,648,735
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%	1/10/2046	1,165	1,130,878
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%	2/25/2043	2,021	1,843,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Deutsche Mortgage Securities, Inc. 2009-RS2 4A1†	0.615%#	4/26/2037	$627	$592,980
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(a)	0.234%#	12/20/2054	1,219	1,206,285
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.354%#	12/20/2054	1,047	1,036,930
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(a)	0.374%#	12/20/2054	3,126	3,098,008
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	1,124	1,143,612
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	35	35,443
GS Mortgage Securities Corp. II 2012-GCJ9 A3	2.773%	11/10/2045	2,783	2,676,023
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(a)	1.639%#	10/15/2054	491	491,924
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD11 A2	5.798%#	6/15/2049	882	887,717
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.644%#	3/18/2051	2,435	2,618,477
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 AS	4.117%	5/15/2045	1,200	1,248,569
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%	6/15/2045	2,116	2,176,886
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 AS	3.372%	12/15/2047	4,750	4,631,202
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A3	3.578%	2/15/2047	591	610,178
Merrill Lynch Floating Trust 2008-LAQA A1†	0.695%#	7/9/2021	1,275	1,273,121
Sequoia Mortgage Trust 2012-3 A1	3.50%	7/25/2042	518	505,076
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	1,446	1,357,634
Sequoia Mortgage Trust 2012-6 A2	1.808%	12/25/2042	2,166	1,929,682
Sequoia Mortgage Trust 2013-1 2A1	1.855%	2/25/2043	879	763,595
Sequoia Mortgage Trust 2013-2 A	1.874%	2/25/2043	2,214	1,962,099
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(a)	1.786%#	1/21/2055	1,350	1,359,620
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	1,903	1,904,130
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	2,136	2,133,282
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	8/10/2049	2,195	2,235,599
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,510	1,651,637
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	574	576,348
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%	3/15/2048	2,610	2,582,909
Total Non-Agency Commercial Mortgage-Backed Securities (cost $56,541,989)				56,089,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 34.30%

U.S. Treasury Bond	3.75%	11/15/2043	$52,968	$54,548,777
U.S. Treasury Note	0.25%	4/15/2016	141,309	140,955,728
U.S. Treasury Note	0.375%	3/15/2015	130,696	131,007,449
U.S. Treasury Note	1.50%	1/31/2019	89,469	89,510,961
U.S. Treasury Note	1.50%	2/28/2019	15,574	15,566,088
U.S. Treasury Note	2.75%	2/15/2024	2,389	2,408,038
Total U.S. Treasury Obligations (cost $432,610,973)				433,997,041
Total Long-Term Investments (cost $1,354,235,508)				1,365,506,766

SHORT-TERM INVESTMENTS 14.48%

COMMERCIAL PAPER 0.16%

Energy Equipment & Services 0.04%

Talisman Energy, Inc.	Zero Coupon	3/5/2014	500	499,981

Oil 0.06%

DCP Midstream LLC	Zero Coupon	4/1/2014	750	749,486

Utilities: Miscellaneous 0.06%

Nisource Finance Corp.	Zero Coupon	3/25/2014	750	749,688
Total Commercial Paper (cost $1,999,072)				1,999,155

U.S. TREASURY OBLIGATIONS 7.34%

U.S. Treasury Note	0.25%	3/31/2014	25,186	25,189,451
U.S. Treasury Note	0.625%	7/15/2014	67,573	67,711,592
Total U.S. Treasury Obligations (cost $92,890,277)				92,901,043

REPURCHASE AGREEMENT 6.98%

Repurchase Agreement dated 2/28/2014, Zero Coupon due 3/3/2014 with Fixed Income Clearing Corp. collateralized by $91,085,000 of U.S. Treasury Note at 0.625% due 8/31/2017; value: $90,108,903; proceeds: $88,340,337 (cost $88,340,337)			88,340	88,340,337

Total Short-Term Investments (cost $183,229,686)				183,240,535

Total Investments in Securities 122.40% (cost $1,537,465,194)				1,548,747,301

Liabilities in Excess of Cash and Other Assets (22.40%)				(283,469,324)

Net Assets 100.00%				$1,265,277,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2014

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2014.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$161,441,576	$—	$161,441,576
Corporate Bonds	—	329,470,203	—	329,470,203
Foreign Government Obligations	—	16,055,241	—	16,055,241
Government Sponsored Enterprises Bond	—	40,077,197	—	40,077,197
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	14,156,911	—	14,156,911
Government Sponsored Enterprises Pass-Throughs	—	292,098,215	—	292,098,215
Municipal Bonds	—	22,121,319	—	22,121,319
Non-Agency Commercial Mortgage-Backed Securities	—	56,089,063	—	56,089,063
U.S. Treasury Obligations	—	526,898,084	—	526,898,084
Commercial Paper	—	1,999,155	—	1,999,155
Repurchase Agreement	—	88,340,337	—	88,340,337
Total	$—	$1,548,747,301	$—	$1,548,747,301

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level transfers during the period ended February 28, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND February 28, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.55%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,558,805	$55,589
Lord Abbett Developing Growth Fund, Inc.-Class I*(c)	460,944	13,999
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	2,674,339	41,532
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(d)	1,850,511	41,729
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,643,177	41,474
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	2,343,200	33,063
Lord Abbett Securities Trust-International Opportunities Fund-Class I(g)	1,228,983	22,318
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,289,317	28,313
Total Investments in Underlying Funds (cost $212,278,810)		278,017

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement

Repurchase Agreement dated 2/28/2014, Zero Coupon due 3/3/2014 with State Street Bank and Trust Co. collateralized by $115,000 of Federal Home Loan Mortgage Corp. at 2.00% due 11/02/2022; value: $106,818 proceeds: $102,378 (cost $102,378)	$102	102

Total Investments in Securities 99.59% (cost $212,381,188)		278,119

Other Assets in Excess of Liabilities 0.41%		1,158

Net Assets 100.00%		$279,277

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is to seek capital appreciation.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$278,017	$—	$—	$278,017
Repurchase Agreement	—	102	—	102
Total	$278,017	$102	$—	$278,119

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no Level transfers during the period ended February 28, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.37%

ASSET-BACKED SECURITIES 0.07%

Other

NorthStar Real Estate CDO Ltd. 2006-8A A1†	0.449%#	2/1/2041	$4,314	$4,146,410
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.519%#	2/1/2041	2,800	2,411,500
Total Asset-Backed Securities (cost $6,457,518)				6,557,910

			Shares (000)
COMMON STOCK 0.06%

Diversified Media

Tribune Co.* (cost $2,784,000)			64	5,072,000

			Principal Amount (000)
CORPORATE BONDS 6.08%

Aerospace 0.06%

Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(a)	7.75%	12/15/2020	$2,000	2,150,000
GenCorp, Inc.	7.125%	3/15/2021	3,000	3,262,500
Total				5,412,500

Chemicals 0.39%

Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	3,400	3,510,500
Hexion U.S. Finance Corp.	6.625%	4/15/2020	16,500	17,139,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	6,500	6,808,750
INEOS Group Holdings SA (Luxembourg)†(a)	5.875%	2/15/2019	2,500	2,581,250
Taminco Global Chemical Corp. (Belgium)†(a)	9.75%	3/31/2020	4,500	5,130,000
Total				35,169,875

Consumer Durables 0.02%

J. Crew Group, Inc.	8.125%	3/1/2019	1,702	1,787,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Non-Durables 0.33%

DynCorp International, Inc.	10.375%	7/1/2017	$6,500	$6,825,000
Hot Topic, Inc.†	9.25%	6/15/2021	5,000	5,362,500
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	10,295	11,118,600
SIWF Merger Sub, Inc.†	6.25%	6/1/2021	6,050	6,216,375
Total				29,522,475

Energy 0.79%

Chaparral Energy, Inc.	8.25%	9/1/2021	8,000	8,800,000
Chaparral Energy, Inc.	9.875%	10/1/2020	1,000	1,145,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,000	3,240,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	7,500	7,762,500
Hercules Offshore, Inc.†	8.75%	7/15/2021	3,250	3,640,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	5,312	5,763,520
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	500	517,500
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	5,000	5,587,500
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	3,450	3,657,000
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	2,640	2,851,200
Oasis Petroleum, Inc.	7.25%	2/1/2019	2,000	2,160,000
Offshore Group Investment Ltd.	7.50%	11/1/2019	2,750	2,976,875
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	3,200	3,368,000
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	2,800	2,856,000
Plains Exploration & Production Co.	6.875%	2/15/2023	5,000	5,600,000
SM Energy Co.	6.625%	2/15/2019	4,500	4,848,750
Stone Energy Corp.	7.50%	11/15/2022	4,000	4,330,000
W&T Offshore, Inc.	8.50%	6/15/2019	2,000	2,175,000
Total				71,278,845

Financial 0.62%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	7,500	8,006,250
American Equity Investment Life Holding Co.	6.625%	7/15/2021	8,600	9,116,000
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	3,000	3,142,500
CNO Financial Group, Inc.†	6.375%	10/1/2020	6,000	6,420,000
Gulfmark Offshore, Inc.	6.375%	3/15/2022	5,000	5,175,000
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	6,285	6,693,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)

Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	$3,345	$3,186,112
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	8/1/2018	1,750	1,771,875
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	1,000	1,112,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	6,000	6,345,000
Nuveen Investments, Inc.	5.50%	9/15/2015	1,000	1,017,500
RSI Home Products, Inc.†	6.875%	3/1/2018	3,580	3,803,750
Total				55,790,012

Food & Drug 0.15%

Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	5,900	6,652,250
Phibro Animal Health Corp.†	9.25%	7/1/2018	6,675	7,142,250
Total				13,794,500

Food/Tobacco 0.36%

Big Heart Pet Brands	7.625%	2/15/2019	6,923	7,217,228
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(a)	9.875%	2/1/2020	8,000	8,540,000
US Foods, Inc.	8.50%	6/30/2019	15,000	16,275,000
Total				32,032,228

Forest Products 0.25%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	7,000	7,350,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	9,000	9,495,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	2,500	2,700,000
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	2,900	3,197,250
Total				22,742,250

Gaming/Leisure 0.15%

Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	5,000	5,046,875
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	2,577	2,828,258
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	3,250	3,412,500
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	1,965	2,161,500
Total				13,449,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare 0.35%

Fresenius Medical Care US Finance II, Inc.†	5.625%	7/31/2019	$14,250	$15,425,625
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	3,600	3,915,000
Tenet Healthcare Corp.†	6.00%	10/1/2020	11,250	12,114,844
Total				31,455,469

Housing 0.03%

K. Hovnanian Enterprises, Inc.†	9.125%	11/15/2020	2,000	2,260,000

Information Technology 0.08%

Infor US, Inc.	9.375%	4/1/2019	6,725	7,632,875

Manufacturing 0.15%

Athlon Holdings LP/Athlon Finance Corp.†	7.375%	4/15/2021	12,000	12,780,000
Mueller Water Products, Inc.	7.375%	6/1/2017	1,000	1,032,500
Total				13,812,500

Media/Telecommunications 0.75%

Avanti Communications Group plc (United Kingdom)†(a)	10.00%	10/1/2019	12,000	12,660,000
Clear Channel Communications, Inc.	4.90%	5/15/2015	10,000	9,962,500
Clear Channel Communications, Inc.	5.50%	12/15/2016	9,000	8,550,000
Clear Channel Communications, Inc.	5.50%	9/15/2014	8,190	8,230,950
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	4,000	4,270,000
Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017	3,000	3,135,000
MDC Partners, Inc.†	6.75%	4/1/2020	2,400	2,574,000
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	1,370	1,434,942
Univision Communications, Inc.†	6.75%	9/15/2022	4,070	4,538,050
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	5,375	5,697,500
Wind Acquisition Holdings Finance SA PIK (Italy)†(a)	12.25%	7/15/2017	6,368	6,558,703
Total				67,611,645

Metals/Minerals 0.26%

Arch Coal, Inc.†	8.00%	1/15/2019	5,000	5,062,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	6,000	6,525,000
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	3,590	3,814,375
Mirabela Nickel Ltd. (Australia)†(a)(b)	8.75%	4/15/2018	3,950	967,750
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	3,000	3,015,000
Newcrest Finance Pty Ltd. (Australia)†(a)	4.45%	11/15/2021	5,000	4,503,185
Total				23,887,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Retail 0.21%

CDR DB Sub, Inc.†	7.75%	10/15/2020		$4,000	$3,910,000
Claire’s Stores, Inc.†	6.125%	3/15/2020		1,700	1,623,500
Claire’s Stores, Inc.†	7.75%	6/1/2020		1,250	1,053,125
Claire’s Stores, Inc.	8.875%	3/15/2019		5,475	5,358,656
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017		6,000	6,600,000
Total					18,545,281

Service 0.82%

Alliance Data Systems Corp.†	6.375%	4/1/2020		11,160	11,997,000
BMC Software Finance, Inc.†	8.125%	7/15/2021		4,500	4,753,125
Enterprise Inns plc (United Kingdom)(c)	6.50%	12/6/2018	GBP	10,000	17,624,649
First Data Corp.†	8.25%	1/15/2021		$5,000	5,450,000
First Data Corp.†	11.25%	1/15/2021		3,500	3,998,750
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020		3,000	3,135,000
Interface Security Systems Holdings, Inc./Interface Security Systems LLC†	9.25%	1/15/2018		1,525	1,540,250
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		5,000	5,162,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017		13,600	14,552,000
Modular Space Corp.†	10.25%	1/31/2019		5,100	5,342,250
Total					73,555,524

Utility 0.31%

Calpine Corp.†	7.50%	2/15/2021		10,661	11,807,057
Calpine Corp.†	7.875%	7/31/2020		1,778	1,995,805
GenOn Energy, Inc.	9.875%	10/15/2020		5,000	5,100,000
Illinois Power Generating Co.	7.00%	4/15/2018		7,007	6,288,783
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		3,000	3,210,000
Total					28,401,645
Total Corporate Bonds (cost $538,820,596)					548,141,667

FLOATING RATE LOANS(d) 90.02%

Aerospace 2.25%

Alpha Topco Ltd. New Facility Term Loan B (Luxembourg)(a)	4.50%	4/30/2019		15,513	15,694,726
AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(a)	3.50%	7/16/2018		23,274	23,405,001
Continental Airlines, Inc. Class B Term Loan	4.00%	4/1/2019		26,511	26,720,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Aerospace (continued)

DAE Aviation Holdings, Inc. Initial 2nd Lien Term Loan	7.75%	8/5/2019		$4,000	$4,080,000
Delta Air Lines, Inc. 2014 Term Loan B1	3.50%	10/18/2018		41,137	41,328,207
Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020		26,000	26,487,500
Doncasters US Finance LLC Term Loan B	5.50%	4/9/2020		9,813	9,926,039
DynCorp International, Inc. Term Loan	6.25%	7/7/2016		23,923	24,087,860
TransDigm, Inc. Tranche C Term Loan	3.75%	2/28/2020		30,767	30,945,221
Total					202,674,983

Chemicals 2.34%

American Pacific Corp. Term Loan	7.00%	2/27/2019		20,990	21,304,850
Arysta LifeScience SPC LLC 1st Lien Initial Term Loan	4.50%	5/29/2020		42,820	43,105,395
EWT Holdings III Corp. 1st Lien Term Loan	4.75%	1/15/2021		15,000	15,075,000
EWT Holdings III Corp. 2nd Lien Term Loan	8.50%	1/15/2022		4,055	4,118,380
Huntsman International LLC 2013-2 Additional Term Loan	—%	10/15/2020		30,000	30,112,500
INEOS US Finance LLC Cash Dollar Term Loan	3.75%	5/4/2018		30,000	29,974,950
OXEA Finance & Cy S.C.A. 2nd Lien Term Loan	8.25%	7/15/2020		24,930	25,518,223
OXEA Finance & Cy S.C.A. Tranche B2 Term Loan	4.25%	1/15/2020		21,247	21,432,659
Taminco Global Chemical Corp. Tranche B3 Initial Dollar Term Loan	3.25%	2/15/2019		3,000	3,006,570
Taminco Global Chemical Corp. Tranche B3 Initial EUR Term Loan(c)	3.50%	2/15/2019	EUR	2,000	2,780,146
Tata Chemicals North America Term Loan	3.75%	8/7/2020		$14,913	14,996,414
Total					211,425,087

Consumer Durables 0.25%

Spectrum Brands, Inc. Tranche A Term Loan	3.00%	9/7/2017		14,719	14,781,893
Spectrum Brands, Inc. Tranche C Term Loan	3.50%	9/4/2019		7,515	7,525,653
Total					22,307,546

Consumer Non-Durables 1.36%

Anchor Hocking LLC Initial Term Loan	7.50%	5/21/2020		21,875	22,093,750
FGI Operating Co. LLC Term Loan B	5.50%	4/19/2019		40,755	41,456,047
Jarden Corp. Tranche B1 Term Loan	2.905%	9/30/2020		14,963	15,003,048
Vince LLC Initial Term Loan	6.00%	11/4/2019		10,200	10,378,500
Vogue International LLC Tranche B Initial Term Loan	5.25%	2/14/2020		25,381	25,539,567
Wilton Brands LLC Tranche B Term Loan	7.50%	8/30/2018		8,467	8,094,540
Total					122,565,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy 5.14%

Chesapeake Energy Corp. Term Loan	5.75%	12/1/2017		$21,500	$22,018,365
Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019		2,503	2,559,827
EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020		21,156	21,262,138
EMG Utica LLC Term Loan	4.75%	3/27/2020		32,000	32,200,000
Energy Transfer Equity L.P. Term Loan	3.25%	12/2/2019		25,000	25,012,250
EP Energy LLC Tranche B3 Term Loan	3.50%	5/24/2018		27,586	27,637,758
Fieldwood Energy LLC 2nd Lien Closing Date Loan	8.375%	9/30/2020		46,687	48,511,283
Fieldwood Energy LLC Closing Date Loan	3.875%	9/28/2018		29,925	30,049,787
FTS International, Inc. Term Loan	8.50%	5/6/2016		36,000	36,607,500
MEG Energy Corp. New Term Loan (Canada)(a)	3.75%	3/31/2020		36,489	36,702,930
Moxie Patriot LLC Advance Construction Term Loan B1	6.75%	12/18/2020		19,250	19,779,375
Offshore Group Investment Ltd. 2nd Term Loan	5.75%	3/28/2019		36,388	36,933,376
Offshore Group Investment Ltd. Term Loan	5.00%	10/25/2017		15,571	15,676,102
Pacific Drilling SA Term Loan (Luxembourg)(a)	4.50%	6/4/2018		25,543	25,750,069
Sheridan Investment Partners II LP Senior Secured Term Loan	4.25%	12/16/2020		29,387	29,561,961
Sheridan Production Partners II-A LP Senior Secured Term Loan	4.25%	12/11/2020		4,088	4,112,283
Sheridan Production Partners II-M LP Senior Secured Term Loan	4.25%	12/16/2020		1,525	1,533,656
Western Refining, Inc. 2013 Term Loan	4.25%	11/12/2020		22,000	22,210,870
Wildhorse Resources LLC 2nd Lien Term Loan	7.50%	12/13/2018		25,000	25,375,000
Total					463,494,530

Financial 4.49%

Alliant Holdings I LLC Initial Term Loan	4.25%	12/20/2019		43,340	43,719,586
Delos Finance S.A.R.L. Term Loan	3.50%	2/13/2021		27,798	27,936,990
Fly Funding II S.A.R.L Term Loan (Luxembourg)(a)	4.50%	8/9/2019		45,090	45,822,374
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan	4.25%	7/17/2020		9,097	9,200,286
Home Loan Servicing Solutions Ltd. Initial Term Loan	4.50%	6/19/2020		39,850	40,173,981
HUB International Ltd. Initial Term Loan	4.75%	10/2/2020		48,375	48,888,984
MIP Delaware LLC Term Loan B1 (Luxembourg)(a)	4.00%	3/9/2020		15,431	15,488,952
National Financial Partners Corp. Term Loan B	5.25%	7/1/2020		14,918	15,092,358
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan	6.50%	2/28/2019		28,520	28,384,530
SAM Finance Lux S.A.R.L Dollar Term Loan (Luxembourg)(a)	4.25%	12/17/2020		31,350	31,474,146
SAM Finance Lux S.A.R.L Euro Term Loan(c)	4.50%	12/17/2020	EUR	5,000	6,930,833
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	—%	2/11/2021		$42,000	41,579,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)

Sedgwick Claims Management Services, Inc. 2nd Lien initial Term Loan	6.75%	2/28/2022	$12,000	$12,158,520
StoneRiver Group L.P. 1st Lien Initial Term Loan	4.50%	11/29/2019	8,886	8,908,209
StoneRiver Group L.P. 2nd Lien Initial Term Loan	8.50%	5/29/2020	7,364	7,465,006
Walter Investment Management Corp. Tranche B Term Loan	4.75%	12/11/2020	21,498	21,451,177
Total				404,675,806

Food & Drug 1.62%

Albertson’s LLC Term Loan B2	4.75%	3/21/2019	19,025	19,203,271
OSI Restaurant Partners LLC 2013 Replacement Term Loan	3.50%	10/25/2019	49,497	49,558,657
Rite Aid Corp. Tranche 6 Term Loan	4.00%	2/21/2020	11,842	11,910,557
US Foods, Inc. Incremental Term Loan	4.50%	3/29/2019	65,328	65,797,987
Total				146,470,472

Food/Tobacco 4.30%

Big Heart Pet Brands Initial Term Loan	3.50%	2/12/2020	27,474	27,529,309
CIH International S.A.R.L. European Term Loan B	2.75%	6/5/2020	27,303	27,449,722
Del Monte Foods, Inc. 1st Lien Initial Term Loan	4.25%	11/6/2020	20,000	20,062,500
Del Monte Foods, Inc. 2nd Lien Initial Term Loan	8.25%	8/18/2021	8,000	8,095,000
Diamond Foods, Inc. Term Loan	4.25%	7/28/2018	30,000	30,079,500
Dunkin’ Brands, Inc. Term Loan B4	3.25%	1/23/2021	58,073	57,900,461
H.J. Heinz Co. Term Loan B1	3.25%	6/7/2019	7,948	7,994,660
H.J. Heinz Co. Term Loan B2	3.50%	6/5/2020	101,552	102,472,408
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	35,315	36,771,744
Performance Food Group, Inc. Initial Term Loan	6.25%	11/14/2019	33,274	33,877,022
Pinnacle Foods Finance LLC New Term Loan G	3.25%	4/29/2020	35,327	35,260,815
Total				387,493,141

Forest Products 1.04%

Berry Plastics Corp. Term Loan D	3.50%	2/7/2020	49,960	49,792,757
Caraustar Industries, Inc. Term Loan	7.50%	5/1/2019	23,704	24,282,069
Viskase Cos., Inc. Initial Term Loan	4.25%	1/22/2021	20,000	19,950,000
Total				94,024,826

Gaming/Leisure 7.26%

Bally Technologies, Inc. Term Loan B	4.25%	11/25/2020	44,327	44,665,323
Bombardier Recreational Products, Inc. Term Loan B (Canada)(a)	4.00%	1/30/2019	25,778	25,914,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

Caesar’s Entertainment Operating Co., Inc. Term Loan B1	3.239%	1/28/2015	$2,853	$2,831,955
Caesar’s Entertainment Operating Co., Inc. Term Loan B5	4.489%	1/26/2018	36,000	34,042,500
Caesar’s Entertainment Operating Co., Inc. Term Loan B6	5.489%	1/26/2018	16,158	15,485,591
CCM Merger, Inc. Term Loan	5.00%	3/1/2017	16,717	16,852,856
Centaur Acquisition LLC 1st Lien Term Loan	5.25%	2/20/2019	10,940	10,994,818
Centaur Acquisition LLC 2nd Lien Term Loan	8.75%	2/15/2020	8,200	8,405,000
CityCenter Holdings LLC Term Loan B	5.00%	10/16/2020	8,100	8,196,188
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	9,000	9,202,500
Graton Economic Development Authority Closing Date Term Loan B	9.00%	8/22/2018	33,000	34,746,195
Hilton Worldwide Finance LLC Initial Term Loan	3.75%	10/26/2020	72,484	72,829,235
Las Vegas Sands LLC Term Loan B	3.25%	12/20/2020	83,000	83,043,160
Lions Gate Entertainment Term Loan (Canada)(a)	5.00%	7/17/2020	14,805	15,027,075
MGM Resorts International Term Loan B	3.50%	12/20/2019	42,762	42,785,274
Mohegan Tribal Gaming Authority Term Loan B	5.50%	11/19/2019	40,000	40,875,000
Peninsula Gaming LLC Term Loan B	4.25%	11/20/2017	14,158	14,259,750
Pinnacle Entertainment, Inc. Tranche B1 Term Loan	3.75%	8/15/2016	4,026	4,051,995
Pinnacle Entertainment, Inc. Tranche B2 Term Loan	3.75%	8/13/2020	41,855	42,018,489
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	21,079	20,591,589
Seminole Hard Rock Entertainment, Inc. New Term Loan B	3.50%	5/14/2020	15,920	15,910,050
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	40,163	40,216,920
Station Casinos LLC Term Loan B	5.00%	3/2/2020	15,469	15,521,665
Town Sports International LLC Initial Term Loan	4.50%	11/16/2020	26,000	25,886,250
VML US Finance LLC Dollar Term Loan	1.655%	11/15/2016	10,500	10,473,803
Total				654,828,157

Healthcare 7.30%

Air Medical Group Holdings, Inc. Term Loan B1	5.00%	6/30/2018	20,714	20,882,175
Air Medical Holdings LLC Term Loan	7.625%	5/31/2018	14,500	14,391,250
Ardent Medical Services, Inc. 1st Lien Term Loan	6.75%	7/2/2018	32,820	33,065,769
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	13,700	13,845,562
Biomet, Inc. Dollar Term Loan B2	3.655% - 3.746%	7/25/2017	11,063	11,099,577
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	15,794	15,897,878
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	1,783	1,813,804
CHS/Community Health Systems, Inc. 2019 Term Loan A	2.983%	1/22/2019	35,000	34,879,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

CHS/Community Health Systems, Inc. 2021 Term Loan D	4.25%	1/27/2021	$52,000	$52,536,120
Emdeon, Inc. Term Loan B2	3.75%	11/2/2018	32,963	33,082,163
HCA, Inc. Tranche B4 Term Loan	2.997%	5/1/2018	27,444	27,456,036
HCA, Inc. Tranche B5 Term Loan	2.905%	3/31/2017	23,948	23,957,643
Heartland Dental Care LLC 1st Lien Term Loan B1	5.50%	12/21/2018	30,762	31,121,228
Heartland Dental Care LLC 2nd Lien Term Loan	9.75%	6/21/2019	10,575	10,839,375
Jazz Pharmaceuticals, Inc. Tranche 2 Term Loan	3.25%	6/12/2018	7,000	7,031,255
JLL/Delta Dutch Newco B.V. Initial Dollar Term Loan (Canada)(a)	4.25%	1/9/2021	15,000	14,981,325
MultiPlan, Inc. Term Loan B1	4.00%	8/25/2017	44	44,409
National Mentor Holdings, Inc. Tranche B Term Loan	4.75%	1/27/2021	23,000	23,258,750
PharMEDium Healthcare Corp. 1st Lien Initial Term Loan	4.25%	1/22/2021	5,000	5,021,825
PharMEDium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/6/2022	13,710	13,950,246
RPI Finance Trust Term Loan B1	2.497%	11/9/2016	4,031	4,042,392
RPI Finance Trust Term Loan B3	3.25%	11/9/2018	5,793	5,847,439
Select Medical Corp. Series C Tranche B Term Loan	4.00% - 5.25%	6/1/2018	11,910	11,989,380
Sheridan Holdings, Inc. 2013 1st Lien Initial Term Loan	4.50%	6/29/2018	16,942	17,055,111
Sheridan Holdings, Inc. 2013 2nd Lien New Term Loan	8.25%	12/13/2021	5,125	5,278,750
Steward Health Care System LLC Term Loan	6.75%	4/13/2020	24,374	24,312,825
Surgical Care Affiliates LLC Class B Extending Term Loan Facility	4.247%	12/29/2017	8,027	8,067,239
Surgical Care Affiliates LLC Class C Incremental Term Loan	4.25%	6/29/2018	27,935	28,039,279
Truven Health Analytics, Inc. New Tranche B Term Loan	4.50%	6/6/2019	31,177	31,363,843
United Surgical Partners International, Inc. Extended Term Loan	4.25%	4/19/2017	3,821	3,847,885
United Surgical Partners International, Inc. New Tranche B Term Loan	4.75%	4/3/2019	22,213	22,416,457
Valeant Pharmaceuticals International, Inc. Series C2 Tranche B Term Loan (Canada)(a)	3.75%	12/11/2019	15,026	15,104,232
Valeant Pharmaceuticals International, Inc. Series D2 Term Loan B (Canada)(a)	3.75%	2/13/2019	5,380	5,406,371
Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan (Canada)(a)	3.75%	8/5/2020	61,313	61,764,756
VWR Funding, Inc. Amendment No. 2 Dollar Term Loan	3.451%	4/3/2017	24,215	24,287,320
Total				657,979,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Housing 2.29%

Cemex España S.A. EUR Facility B1 Term Loan(c)	—%	2/14/2017	EUR	25,834	$35,659,132
Cemex España S.A. Facility A4 Term Loan (Mexico)(a)	4.655%	2/17/2017		$59,432	58,911,950
Realogy Corp. Extended Synthetic Commitment	4.40%	10/10/2016		5,564	5,587,774
Realogy Corp. Initial Term Loan B	4.50%	3/5/2020		46,169	46,364,879
Roofing Supply Group LLC Initial Term Loan	5.00%	5/24/2019		13,520	13,590,017
Starwood Property Trust, Inc. 1st Lien Term Loan	3.50%	4/17/2020		46,772	46,742,953
Total					206,856,705

Information Technology 6.77%

Applied Systems, Inc. 1st Lien Initial Term Loan	4.25%	1/25/2021		9,000	9,078,750
Applied Systems, Inc. 2nd Lien Initial Term Loan	7.50%	1/24/2022		5,000	5,124,375
Aspect Software, Inc. Tranche B Term Loan	7.00%	5/6/2016		14,349	14,521,982
Blackboard, Inc. Term Loan B3	4.75%	10/4/2018		30,191	30,493,300
BMC Software Finance, Inc. Initial US Term Loan	5.00%	9/10/2020		79,000	79,312,840
DealerTrack Technologies, Inc. Term Loan	3.50%	2/28/2021		16,000	16,140,000
Dell International LLC Term Loan B	4.50%	4/29/2020		65,311	65,273,369
Eastman Kodak Co. Exit Term Loan	7.25%	9/3/2019		32,350	32,623,002
Epicor Software Corp. Term Loan B2	4.00%	5/16/2018		12,511	12,597,069
EZE Software Group LLC 1st Lien Initial Term Loan	4.50%	4/6/2020		13,333	13,441,331
EZE Software Group LLC 2nd Lien Initial Term Loan	8.50%	4/6/2021		20,809	21,186,047
Freescale Semiconductor, Inc. Tranche B4 Term Loan	5.00%	2/28/2020		37,464	37,706,796
Freescale Semiconductor, Inc. Tranche B5 Term Loan	5.00%	1/15/2021		27,107	27,474,029
ION Trading Technologies S.A.R.L. 1st Lien Term Loan (Luxembourg)(a)	4.50%	5/22/2020		14,845	14,978,540
ION Trading Technologies S.A.R.L. 2nd Lien Term Loan (Luxembourg)(a)	8.25%	5/21/2021		19,150	19,445,197
Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021		15,000	15,350,025
Mitchell International, Inc. Initial Term Loan	4.50%	10/12/2020		42,500	42,725,887
NXP B.V. Tranche D Term Loan (Netherlands)(a)	3.25%	1/11/2020		44,863	44,907,362
NXP B.V. Tranche E Term Loan (Netherlands)(a)	—%	3/4/2017		4,098	4,140,219
Peak Ten, Inc. Term Loan B	7.25%	10/25/2018		16,310	16,514,065
RP Crown Parent LLC 1st Lien New Term Loan	6.00%	12/21/2018		33,140	33,267,655
Scitor Corp. Term Loan	5.00%	2/15/2017		13,577	13,503,002
SunGard Data Systems, Inc. Tranche D Term Loan	4.50%	1/31/2020		17,820	17,897,963
SunGard Data Systems, Inc. Tranche E Term Loan	4.00%	3/9/2020		22,219	22,361,307
Total					610,064,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Manufacturing 4.75%

Accudyne Industries LLC Refinancing Term Loan	4.00%	12/13/2019		$29,146	$29,253,317
Air Distribution Technologies, Inc. 1st Lien Replacement Term Loan	4.25%	11/9/2018		25,565	25,724,718
Air Distribution Technologies, Inc. 2nd Lien Initial Term Loan	9.25%	5/11/2020		12,301	12,562,051
Alcatel-Lucent USA, Inc. US Term Loan	4.50%	1/30/2019		69,811	70,566,090
Allegion Public Ltd. Co. Tranche B Term Loan (Ireland)(a)	3.00%	9/30/2020		13,000	13,010,790
Alliance Laundry Systems LLC 1st Lien Initial Term Loan	4.25%	12/10/2018		15,309	15,417,769
Alliance Laundry Systems LLC 2nd Lien Initial Term Loan	9.50%	12/10/2019		9,706	9,875,375
Apex Tool Group LLC Term Loan	4.50%	1/31/2020		20,349	20,145,139
Filtration Group Corp. 1st Lien Term Loan	4.50%	11/21/2020		5,000	5,056,250
Filtration Group Corp. 2nd Lien Initial Term Loan	8.25%	11/21/2021		17,500	17,948,438
Gardner Denver, Inc. Initial Dollar Term Loan	4.25%	7/30/2020		27,888	27,810,949
Gardner Denver, Inc. Initial EUR Term Loan(c)	4.75%	7/30/2020	EUR	26,600	36,897,550
Generac Power Systems, Inc. Term Loan B	3.50%	5/31/2020		$23,890	23,964,593
Husky Injection Molding Systems Ltd. New Term Loan (Canada)(a)	4.25%	6/29/2018		35,712	35,937,335
Mirror Bidco Corp. New Incremental Term Loan	4.25%	12/27/2019		20,000	20,150,000
Ply Gem Industries, Inc. Term Loan	4.00%	1/16/2021		5,000	5,019,800
Road Infrastructure Investment LLC 1st Lien Term Loan	6.25%	3/30/2018		16,647	16,782,146
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018		9,500	9,618,750
Unifrax Holding Co. New Dollar Term Loan B	4.25%	11/28/2018		12,909	12,994,120
Unifrax Holding Co. New EUR Term Loan(c)	5.25%	11/28/2018	EUR	5,605	7,756,428
WDCC Enterprises, Inc. Tranche B2 Term Loan(c)	5.32%	12/12/2019	CAD	12,729	11,582,096
Total					428,073,704

Media/Telecommunications 13.04%

Acquisitions Cogeco Cable II LP 2013 Term Loan B	3.25%	12/2/2019		$18,882	18,852,440
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020		25,041	25,135,228
Affinion Group, Inc. Tranche B Term Loan	6.75%	10/9/2016		27,264	26,984,257
Cequel Communications LLC Term Loan	3.50%	2/14/2019		27,930	27,959,487
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020		63,167	62,933,816
Charter Communications Operating LLC Term Loan F	3.00%	1/3/2021		23,017	22,919,776
Clear Channel Communications, Inc. Tranche B Term Loan	3.805%	1/29/2016		94,057	92,562,021
Consolidated Communications, Inc. Initial Term Loan	4.25%	12/23/2020		20,000	20,165,000
Cricket Communications, Inc. Term Loan B	4.75%	10/10/2019		11,880	11,902,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media/Telecommunications (continued)

Cricket Communications, Inc. Term Loan C	4.75%	3/9/2020		$31,599	$31,673,583
Crown Castle Operating Co. Extended Incremental Tranche B2 Term Loan	3.25%	1/31/2021		58,863	58,972,943
CSC Holdings LLC Term Loan B	2.655%	4/17/2020		80,782	80,332,510
Fibertech Networks LLC Term Loan	4.50%	12/18/2019		7,450	7,470,972
Global Tel*Link Corp. 1st Lien Term Loan	5.00%	5/22/2020		2,470	2,453,340
Global Tel*Link Corp. 2nd Lien Term Loan	9.00%	11/23/2020		8,000	7,900,000
Grande Communications Networks LLC Initial Term Loan	4.50%	5/22/2020		22,875	22,917,891
Integra Telecom Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	2/21/2020		19,000	19,562,875
Integra Telecom Holdings, Inc. Term Loan B	5.25%	2/22/2019		24,813	25,097,844
Level 3 Financing, Inc. Tranche B 2020 Term Loan	4.00%	1/15/2020		48,500	48,704,670
Level 3 Financing, Inc. Tranche B-III 2019 Term Loan	4.00%	8/1/2019		17,000	17,085,000
LTS Buyer LLC 1st Lien Term Loan B	4.00%	4/13/2020		17,500	17,511,025
LTS Buyer LLC 2nd Lien Term Loan	8.00%	4/12/2021		11,983	12,183,107
MCC Iowa LLC Tranche G Term Loan	4.00%	1/20/2020		21,725	21,806,469
MCC Iowa LLC Tranche H Term Loan	3.25%	1/29/2021		4,950	4,945,113
Mediacom Illinois LLC Tranche E Term Loan	4.50%	10/23/2017		13,896	13,953,877
Midcontinent Communications Term Loan B	3.50% - 5.00%	7/30/2020		11,589	11,622,526
MTL Publishing LLC Term Loan B	4.25%	6/29/2018		15,132	15,189,240
Newsday LLC Term Loan	3.655%	10/12/2016		18,865	18,936,130
SBA Senior Finance II LLC Incremental Tranche B-1- A Term Loan	3.25%	3/24/2021		25,000	24,976,250
Syniverse Holdings, Inc. Initial Term Loan	4.00%	4/23/2019		7,976	8,012,687
Syniverse Holdings, Inc. Tranche B Term Loan	4.00%	4/23/2019		34,903	35,120,916
TWCC Holding Corp. 2nd Lien Term Loan	7.00%	6/26/2020		8,000	7,775,000
Univision Communications, Inc. 1st Lien Replacement Term Loan	4.00%	3/1/2020		47,666	47,855,771
Virgin Media Investment Holdings Ltd. Facility B Term Loan (United Kingdom)(a)	3.50%	6/8/2020		60,725	60,749,594
WaveDivision Holdings LLC Initial Term Loan	4.00%	10/15/2019		28,555	28,634,973
WideOpenWest Finance LLC Term Loan B	4.75%	4/1/2019		17,865	17,990,948
WMG Acquisitions Corp. Tranche B Refinancing Term Loan	3.75%	7/1/2020		53,210	53,236,441
Ziggo EUR Facility B1 Term Loan(c)	3.50%	1/15/2022	EUR	14,475	19,974,353
Ziggo EUR Facility B2 Term Loan(c)	3.50%	1/15/2022	EUR	9,325	12,868,791
Ziggo EUR Facility B3 Term Loan(c)	—%	1/15/2022	EUR	15,350	21,183,479
Ziggo EUR Facility B4 Term Loan(c)	—%	1/15/2022	EUR	10,850	14,938,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

Ziggo USD Facility B1 Term Loan (Netherlands)(a)	3.25%	1/15/2022	$27,734	$27,644,184
Ziggo USD Term Loan B2 (Netherlands)(a)	—%	1/15/2022	17,872	17,817,025
Ziggo USD Term Loan B3 (Netherlands)(a)	3.25%	1/15/2022	29,394	29,302,644
Total				1,175,815,289

Metals/Minerals 1.41%

Arch Coal, Inc. Term Loan	6.25%	5/16/2018	14,949	14,775,919
FMG Resources (August 2006) Pty Ltd. Term Loan (Australia)(a)	4.25%	6/28/2019	17,258	17,442,762
Murray Energy Corp. Term Loan	5.25%	12/5/2019	55,000	55,660,000
Walter Energy, Inc. Term Loan A	—%	4/1/2016	5,000	4,978,750
Walter Energy, Inc. Term Loan B	6.75%	4/2/2018	35,147	34,614,739
Total				127,472,170

Retail 5.09%

Academy Ltd. 2012 Initial Term Loan	4.50%	8/3/2018	19,750	19,902,173
Bass Pro Group, LLC New Term Loan	3.75%	11/20/2019	15,463	15,561,344
BJ’s Wholesale Club, Inc. 2013 2nd Lien Replacement Term Loan	8.50%	3/26/2020	24,725	25,466,750
BJ’s Wholesale Club, Inc. New 2013 1st Lien Replacement Term Loan	4.50%	9/26/2019	56,017	56,433,914
Capital Automotive LP 2nd Lien Term Loan	6.00%	4/30/2020	6,000	6,225,000
Capital Automotive LP Tranche B1 Facility Term Loan	4.00%	4/10/2019	5,239	5,266,918
Container Store, Inc. (The) Term Loan Facility	4.25%	4/6/2019	12,543	12,611,669
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	15,948	14,640,531
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	49,117	48,871,434
J. Crew Group, Inc. Term Loan B1	4.00%	3/7/2018	22,496	22,556,025
Leslie’s Poolmart, Inc. Additional Tranche B Term Loan	4.25%	10/16/2019	48,902	49,245,678
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020	30,462	30,599,493
Neiman Marcus Group, Inc. (The) Term Loan	5.00%	10/26/2020	79,070	80,075,058
Party City Holdings, Inc. 2014 Replacement Term Loan	4.00%	7/27/2019	41,555	41,665,405
Smart & Final, Inc. 1st Lien Term Loan	4.75%	11/15/2019	15,840	15,873,112
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.00%	8/21/2019	14,938	14,128,336
Total				459,122,840

Service 13.22%

Acosta, Inc. 2013 Term Loan B	4.25%	3/3/2018	25,706	25,859,860
ADS Waste Holdings, Inc. Tranche B2 Initial Term Loan	3.75%	10/9/2019	19,800	19,821,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

Advantage Sales & Marketing, Inc. 2013 1st Lien Term Loan	4.25%	12/18/2017	$20,305	$20,440,581
Advantage Sales & Marketing, Inc. 2013 2nd Lien Term Loan	8.25%	6/18/2018	19,018	19,344,704
Allflex Holdings III, Inc. 1st Lien Initial Term Loan	4.25%	7/17/2020	19,950	20,082,169
Allflex Holdings III, Inc. 2nd Lien Initial Term Loan	8.00%	7/19/2021	19,000	19,327,750
Allied Security Holdings LLC 1st Lien Closing Date Term Loan	4.25%	2/12/2021	28,048	28,110,726
Allied Security Holdings LLC 1st Lien Delayed Draw Term Loan	0.50%	2/12/2021	6,024	6,040,375
Allied Security Holdings LLC 2nd Lien Closing Date Term Loan	8.00%	8/31/2021	22,319	22,561,173
Allied Security Holdings LLC 2nd Lien Delayed Draw Term Loan	0.50%	7/29/2021	6,000	6,065,412
Aramark Corp. US Term Loan F	3.25%	2/24/2021	32,500	32,442,475
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	11,205	11,600,705
Asurion LLC Tranche B2 Incremental Term Loan	3.50%	7/8/2020	25,994	25,831,265
Atlantic Aviation FBO, Inc. 2013 Term Loan	3.25%	6/1/2020	36,746	36,815,064
Atlantic Aviation FBO, Inc. Incremental Term Loan	—%	6/1/2020	7,500	7,509,375
Avis Budget Car Rental LLC Tranche B Term Loan	3.00%	3/15/2019	39,652	39,660,483
AVSC Holding Corp. 1st Lien Initial Term Loan	4.50%	1/22/2021	24,024	24,215,471
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	8,000	8,200,000
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	4.75%	11/26/2020	50,844	51,175,044
Brickman Group Ltd. LLC (The) 1st Lien Initial Term Loan	4.00%	12/18/2020	9,000	9,051,345
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	6,850	7,012,687
CompuCom Systems, Inc. Term Loan	4.25%	5/11/2020	25,146	25,169,431
Cunningham Lindsey US, Inc. 1st Lien Initial Term Loan (Canada)(a)	5.00%	12/10/2019	17,468	17,445,947
Cunningham Lindsey US, Inc. 2nd Lien Initial Term Loan (Canada)(a)	9.25%	6/10/2020	14,574	14,628,249
DataPipe, Inc. 1st Lien Initial Term Loan	5.75%	3/15/2019	11,965	12,061,860
DataPipe, Inc. 2nd Lien Initial Term Loan	9.25%	9/16/2019	14,015	14,242,591
Decision Insight Information Group (US) I, Inc. Term Loan	7.00%	1/4/2017	5,947	5,948,449
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	26,311	26,343,957
EnergySolutions LLC Term Loan	6.75%	8/12/2016	25,433	25,708,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

First Data Corp. 2018 Dollar Term Loan	4.156%	3/23/2018	$111,564	$111,982,575
First Data Corp. 2018 New Term Loan B	4.156%	9/24/2018	8,000	8,032,520
GCA Services Group, Inc. 1st Lien Replacement Term Loan	4.25% - 5.50%	11/1/2019	9,398	9,477,511
GCA Services Group, Inc. 2nd Lien Initial Term Loan	9.25%	10/22/2020	9,000	9,163,125
Hertz Corp. (The) Letter of Credit Term Loan	2.75%	3/9/2018	14,439	14,421,413
Hertz Corp. (The) Tranche B1 Term Loan	3.75%	3/12/2018	23,840	23,925,182
IG Investment Holdings LLC 1st Lien Tranche B Term Loan	5.25%	10/31/2019	34,622	34,795,211
InfoGroup, Inc. Term Loan B	8.00%	5/25/2018	22,659	19,917,683
Interactive Data Corp. Refinanced Term Loan	3.75%	2/11/2018	9,316	9,346,218
iQor US, Inc. Term Loan	6.00%	2/19/2021	45,000	44,212,500
Kasima LLC Term Loan	3.25%	5/17/2021	56,450	56,520,562
Landmark Aviation FBO Canada, Inc. Canadian Term Loan	4.75%	10/25/2019	1,019	1,029,136
Learning Care Group (US) No. 2, Inc. 2013 Term Loan	5.75%	5/8/2019	19,403	19,499,512
LM U.S. Member LLC 1st Lien Initial Term Loan	4.75%	10/25/2019	15,099	15,254,599
Lonestar Intermediate Super Holdings LLC Term Loan	11.00%	9/2/2019	21,400	21,908,357
Micro Holdings LP Initial Term Loan	6.25%	3/18/2019	25,314	25,471,936
NEP/NCP Holdco, Inc. 2nd Lien Term Loan	9.50%	7/22/2020	11,865	12,187,501
Orbitz Worldwide, Inc. Tranche B Refinancing Term Loan	4.50%	9/25/2017	633	638,083
Redtop Acquisitions Ltd. 2nd Lien Initial Dollar Term Loan (United Kingdom)(a)	8.25%	6/3/2021	2,975	3,049,375
RentPath, Inc. Term Loan B	6.25%	5/29/2020	24,875	24,315,312
Securus Technologies Holdings, Inc. 1st Lien Initial Term Loan	4.75%	4/30/2020	10,973	10,975,901
Securus Technologies Holdings, Inc. 2nd Lien Initial Term Loan	9.00%	4/30/2021	7,000	7,007,280
ServiceMaster Co. (The) Tranche A Letter of Credit Facility	0.16%	7/24/2014	1,825	1,820,437
ServiceMaster Co. (The) Tranche B Letter of Credit Facility	0.16%	1/31/2017	7,586	7,519,746
SRA International, Inc. Term Loan	6.50%	7/20/2018	40,239	40,452,605
SurveyMonkey.com LLC Term Loan	5.50%	2/5/2019	16,376	16,499,072
TransFirst Holdings, Inc. 1st Lien Term Loan B1	4.75%	12/27/2017	3,950	3,963,976
US Airways, Inc. Tranche B1 Term Loan	3.50%	5/23/2019	24,156	24,231,042
US Airways, Inc. Tranche B2 Term Loan	3.00%	11/23/2016	15,500	15,558,125
Weight Watchers International, Inc. Tranche B2 Initial Term Loan	4.00%	4/2/2020	20,634	15,855,802
Total				1,191,750,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation 2.57%

ASP HHI Acquisition Co., Inc. Additional Term Loan	5.00%	10/5/2018	$38,255	$38,518,112
Chrysler Group LLC Term Loan B	3.50%	5/24/2017	19,273	19,345,206
Chrysler Group LLC Tranche B Term Loan	3.25%	12/31/2018	56,000	55,854,960
Federal-Mogul Corp. Tranche B Term Loan	2.098%	12/29/2014	31,924	31,735,556
Federal-Mogul Corp. Tranche C Term Loan	2.098%	12/28/2015	10,335	10,274,235
Fram Group Holdings, Inc. 1st Lien Term Loan	6.50%	7/28/2017	9,459	9,485,240
Fram Group Holdings, Inc. 2nd Lien Term Loan	10.50%	1/29/2018	13,975	13,389,861
Navistar Financial Corp. 2011 Term Loan	3.188%	12/2/2016	31,581	30,633,368
Remy International, Inc. 2013 Term Loan B	4.25%	3/5/2020	8,415	8,478,113
TI Group Automotive Systems LLC Additional Term Loan	5.50%	3/28/2019	8,580	8,638,712
Tower Automotive Holdings USA LLC Refinancing Term Loan	4.75%	4/23/2020	5,387	5,401,727
Total				231,755,090

Utility 3.53%

Calpine Corp. Delayed Term Loan	4.00%	10/30/2020	19,000	19,184,110
Calpine Corp. Term Loan	4.00%	4/2/2018	17,656	17,769,960
Calpine Corp. Term Loan	4.00%	10/9/2019	20,752	20,891,648
Dynegy, Inc. Tranche B2 Term Loan	4.00%	4/23/2020	40,118	40,364,012
La Frontera Generation LLC Term Loan	4.50%	9/30/2020	23,399	23,504,899
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020	30,000	30,825,000
NRG Energy, Inc. 2013 Term Loan	2.75%	7/2/2018	24,099	23,978,095
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	350	360,500
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	24,475	25,148,062
Star West Generation LLC Advance Term Loan B	4.25%	3/13/2020	13,432	13,499,492
Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan	4.737%	10/10/2017	77,281	54,048,074
TPF II LC LLC Term Loan	6.50%	8/16/2019	24,875	25,372,500
Viva Alamo LLC Initial Term Loan	4.75%	2/17/2021	9,000	9,033,750
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017	14,017	14,437,727
Total				318,417,829
Total Floating Rate Loans (cost $8,085,451,964)				8,117,267,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.14%

Commercial Mortgage Pass-Through Certificates 2007-FL14 C†	0.455	%#	6/15/2022	$1,436	$1,398,327
Credit Suisse Mortgage Capital Certificates 2006-TF2A SVJ†	1.375	%#	10/15/2021	1,075	1,066,522
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.644	%#	3/18/2051	5,000	5,376,750
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.555	%#	9/15/2021	5,191	5,010,125
Total Non-Agency Commercial Mortgage-Backed Securities (cost $12,162,983)					12,851,724
Total Long-Term Investments (cost $8,645,677,061)					8,689,890,745

SHORT-TERM INVESTMENTS 7.69%

COMMERCIAL PAPER 0.04%

Energy

Weatherford International Ltd. (cost $3,499,475)	Zero Coupon		3/7/2014	3,500	3,499,475

FLOATING RATE LOAN 0.19%

Utility

Texas Competitive Electric Holdings Co. LLC 2014 Non-Extended Term Loan (cost $20,409,012)	3.737%		10/10/2014	25,000	17,515,750

REPURCHASE AGREEMENT 7.46%

Repurchase Agreement dated 2/28/2014, Zero Coupon due 3/3/2014 with Fixed Income Clearing Corp. collateralized by $169,595,000 of U.S. Treasury Note at .250% due 5/15/2016; $50,000,000 of U.S. Treasury Note at .625% due 8/15/2016; $67,030,000 of U.S. Treasury Note at .625% due 11/30/2017; $64,685,000 of U.S. Treasury Note at 1.375% due 12/31/2018; $15,240,000 of U.S. Treasury Note at 1.875% due 8/31/2017 and $300,000,000 of U.S. Treasury Note at 3.00% due 2/28/2017; value: $686,137,150; proceeds: $672,681,779 (cost $672,681,779)				672,682	672,681,779

Total Short-Term Investments (cost $696,590,266)					693,697,004

Total Investments in Securities 104.06% (cost $9,342,267,327)					9,383,587,749

Liabilities in Excess of Cash, Foreign Cash and Other Assets(e) (4.06%)					(365,980,631)

Net Assets 100.00%					$9,017,607,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2014.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted security.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2014.
(e)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on forward foreign currency exchange contracts and futures contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	J.P. Morgan	4/16/2014	12,730,000	$11,612,802	$11,484,492	$128,310

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	J.P. Morgan	4/28/2014	10,640,000	$17,562,022	$17,809,961	$(247,939)
euro	Sell	J.P. Morgan	3/20/2014	7,063,000	9,717,713	9,748,952	(31,239)
euro	Sell	J.P. Morgan	4/17/2014	20,175,000	27,440,159	27,847,039	(406,880)
euro	Sell	J.P. Morgan	4/17/2014	14,925,000	20,303,298	20,600,597	(297,299)
euro	Sell	Credit Suisse	5/13/2014	5,000,000	6,818,700	6,901,428	(82,728)
euro	Sell	J.P. Morgan	5/13/2014	1,325,000	1,800,961	1,828,879	(27,918)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,094,003)

Open Futures Contracts at February 28, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2014	982	Short	$(118,729,937)	$(162,851)
U.S. 10-Year Treasury Note	March 2014	151	Short	(19,042,516)	(122,941)
Net Unrealized Depreciation on Futures Contracts				$(137,772,453)	$(285,792)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$6,557,910	$—	$6,557,910
Common Stocks	5,072,000	—	—	5,072,000
Corporate Bonds	—	548,141,667	—	548,141,667
Floating Rate Loans(3)
Aerospace	—	175,189,982	27,485,001	202,674,983
Chemicals	—	186,001,857	25,423,230	211,425,087
Consumer Durables	—	22,307,546	—	22,307,546
Consumer Non-Durables	—	86,647,385	35,918,067	122,565,452
Energy	—	364,878,017	98,616,513	463,494,530
Financial	—	372,813,639	31,862,167	404,675,806
Food & Drug	—	146,470,472	—	146,470,472
Food/Tobacco	—	387,493,141	—	387,493,141
Forest Products	—	94,024,826	—	94,024,826
Gaming/Leisure	—	630,598,582	24,229,575	654,828,157
Healthcare	—	568,324,823	89,654,621	657,979,444
Housing	—	112,285,623	94,571,082	206,856,705
Information Technology	—	556,224,000	53,840,112	610,064,112
Manufacturing	—	367,653,286	60,420,418	428,073,704
Media/Telecommunications	—	1,175,815,289	—	1,175,815,289
Metals/Minerals	—	127,472,170	—	127,472,170
Retail	—	417,457,435	41,665,405	459,122,840
Service	—	1,040,453,702	151,296,559	1,191,750,261
Transportation	—	201,121,722	30,633,368	231,755,090
Utility	—	230,756,040	105,177,539	335,933,579
Non-Agency Commercial Mortgage-Backed Securities	—	12,851,724	—	12,851,724
Commercial Paper	—	3,499,475	—	3,499,475
Repurchase Agreement	—	672,681,779	—	672,681,779
Total	$5,072,000	$8,507,722,092	$870,793,657	$9,383,587,749
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$128,310	$—	$128,310
Liabilities	—	(1,094,003)	—	(1,094,003)
Futures Contracts
Assets	—	—	—	—
Liabilities	(285,792)	—	—	(285,792)
Unfunded Commitments
Assets	—	6,777	—	6,777
Liabilities	—	—	—	—
Total	$(285,792)	$(958,916)	$—	$(1,244,708)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2014

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2013	$328,330,601
Accrued discounts/premiums	394,263
Realized gain (loss)	588,014
Change in unrealized appreciation/depreciation	1,851,597
Purchases	218,436,413
Sales	(90,174,867)
Net transfers in or out of level 3	411,367,636
Balance as of February 28, 2014	$870,793,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.78%

ASSET-BACKED SECURITY 0.06%

Other

NorthStar Real Estate CDO VIII Ltd. 2006-8A A2† (cost $1,700,535)	0.519	%#	2/1/2041	$2,000	$1,722,500

				Shares (000)
COMMON STOCKS 3.70%

Aerospace/Defense 0.20%

General Dynamics Corp.				28	3,067,120
TransDigm Group, Inc.				17	3,028,380
Total					6,095,500

Apparel/Textiles 0.10%

Vince Holding Corp.*				113	3,051,000

Automakers 0.11%

Oshkosh Corp.				54	3,122,820

Banking 0.10%

First Republic Bank				57	2,962,290

Consumer Products 0.10%

Estee Lauder Cos., Inc. (The) Class A				43	2,925,700

Consumer/Commercial/Lease Financing 0.21%

Air Lease Corp.				173	6,394,013

Electronics 0.14%

Freescale Semiconductor Ltd.*				50	1,137,500
NXP Semiconductors NV (Netherlands)*(a)				54	3,036,420
Total					4,173,920

Energy: Exploration & Production 0.15%

Rice Energy, Inc.*				185	4,440,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Shares (000)	Fair Value
Gas Distribution 0.10%

GasLog Ltd.	147	$3,095,820

Health Facilities 0.10%

Surgical Care Affiliates, Inc.*	94	2,868,606

Health Services 0.25%

Express Scripts Holding Co.*	58	4,367,980
Team Health Holdings, Inc.*	67	2,993,830
Total		7,361,810

Investments & Miscellaneous Financial Services 0.10%

WisdomTree Investments, Inc.*	197	3,064,586

Leisure 0.20%

Norwegian Cruise Line Holdings Ltd.*	88	3,015,760
Vail Resorts, Inc.	41	2,897,184
Total		5,912,944

Medical Products 0.10%

Thermo Fisher Scientific, Inc.	24	3,038,776

Metals/Mining (Excluding Steel) 0.20%

Precision Castparts Corp.	23	5,931,240

Pharmaceuticals 0.34%

Alkermes plc (Ireland)*(a)	65	3,163,550
Pharmacyclics, Inc.*	31	4,298,460
Vertex Pharmaceuticals, Inc.*	35	2,830,100
Total		10,292,110

Software/Services 0.79%

eBay, Inc.*	79	4,642,830
Facebook, Inc. Class A*	63	4,294,496
HomeAway, Inc.*	97	4,449,390
Red Hat, Inc.*	75	4,424,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments			Shares (000)		Fair Value
Software/Services (continued)

Twitter, Inc.*				54	$2,943,176
VMware, Inc. Class A*				31	2,977,550
Total					23,731,692

Specialty Retail 0.26%

Polaris Industries, Inc.				34	4,557,020
Restoration Hardware Holdings, Inc.*				47	3,196,384
Total					7,753,404

Theaters & Entertainment 0.15%

Lions Gate Entertainment Corp.				141	4,329,600
Total Common Stocks (cost $100,427,446)					110,545,831

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 2.49%

Aerospace/Defense 0.23%

Alliant Techsystems, Inc.	3.00%	8/15/2024		$3,900	6,888,375

Airlines 0.13%

Lufthansa Malta Blues LP†(b)	0.75%	4/5/2017	EUR	2,000	3,892,447

Investments & Miscellaneous Financial Services 0.14%

Portfolio Recovery Associates, Inc.†	3.00%	8/1/2020		$3,732	4,238,153

Machinery 0.15%

Terex Corp.	4.00%	6/1/2015		1,675	4,593,687

Media: Broadcast 0.09%

Central European Media Enterprises Ltd.	5.00%	11/15/2015		2,566	2,521,095

Medical Products 0.10%

Fluidigm Corp.	2.75%	2/1/2034		2,625	3,059,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 1.15%

BioMarin Pharmaceutical, Inc.	0.75%	10/15/2018	$1,325	$1,552,734
BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	415	1,664,409
Cubist Pharmaceuticals, Inc.†	1.125%	9/1/2018	4,500	5,532,188
Cubist Pharmaceuticals, Inc.†	1.875%	9/1/2020	2,600	3,266,250
Gilead Sciences, Inc.	1.625%	5/1/2016	1,175	4,274,803
Isis Pharmaceuticals, Inc.	2.75%	10/1/2019	1,750	5,466,563
Medivation, Inc.	2.625%	4/1/2017	5,170	7,994,112
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016	1,125	4,453,594
Total				34,204,653

Software/Services 0.50%

Medidata Solutions, Inc.†	1.00%	8/1/2018	2,200	2,957,625
Qihoo 360 Technology Co. Ltd. (China)†(a)	2.50%	9/15/2018	3,350	4,162,375
Trulia, Inc.†	2.75%	12/15/2020	4,055	4,478,241
Workday, Inc.†	0.75%	7/15/2018	2,350	3,416,312
Total				15,014,553
Total Convertible Bonds (cost $68,536,280)				74,412,729

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCK 0.09%

Aerospace/Defense

United Technologies Corp. (cost $2,258,890)	7.50%		43	2,858,210

	Interest Rate		Principal Amount (000)
FLOATING RATE LOANS(c) 5.90%

Aerospace/Defense 0.36%

Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020	$4,367	4,448,881
Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021	6,300	6,447,011
Total				10,895,892

Chemicals 0.30%

American Pacific Corp. Term Loan	7.00%	2/27/2019	6,000	6,090,000
ETG Holdings III Corp. 2nd Lien Term Loan	8.50%	1/15/2022	2,750	2,792,982
Total				8,882,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods 0.16%

Air Distribution Technologies, Inc. 2nd Lien Initial Term Loan	9.25%	5/11/2020	$4,600	$4,697,750

Electric: Generation 0.72%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020	10,100	10,377,750
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	735	757,050
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	10,150	10,429,125
Total				21,563,925

Electronics 0.30%

Eastman Kodak Co. 2nd Lien Term Loan	10.75%	7/31/2020	8,710	8,818,875

Food: Wholesale 0.25%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	7,220	7,517,825

Gaming 0.47%

Graton Economic Development Authority Closing Date Term Loan B	9.00%	8/22/2018	4,600	4,843,409
Yonkers Racing Corp. 2nd Lien Initial Term Loan	8.75%	8/14/2020	9,200	9,177,000
Total				14,020,409

Health Facilities 0.23%

Steward Health Care System LLC Term Loan	6.75%	4/13/2020	6,858	6,840,625

Health Services 0.68%

Air Medical Holdings LLC Term Loan	7.625%	5/31/2018	5,025	4,987,313
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	5,482	5,577,448
PharMEDium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/6/2022	6,100	6,206,750
Sheridan Holdings, Inc. 2013 2nd Lien New Term Loan	8.25%	12/13/2021	3,575	3,682,250
Total				20,453,761

Investments & Miscellaneous Financial Services 0.14%

Bats Global Markets, Inc. Term Loan	5.00%	1/31/2020	4,125	4,155,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.17%

Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	$4,900	$5,010,250

Machinery 0.64%

Alliance Laundry Systems LLC 1st Lien Initial Term Loan	4.25% - 5.25%	12/10/2018	2,300	2,316,295
Alliance Laundry Systems LLC 2nd Lien Initial Term Loan	9.50%	12/10/2019	7,743	7,878,283
Allied Security Holdings LLC 2nd Lien Closing Date Term Loan	8.00%	8/31/2021	3,330	3,366,219
Filtration Group Corp. 2nd Lien Initial Term Loan	8.25%	11/22/2021	2,750	2,820,469
Redtop Acquisitions Ltd. 2nd Lien Initial Dollar Term Loan (United Kingdom)(a)	8.25%	6/3/2021	2,775	2,844,375
Total				19,225,641

Media: Services 0.06%

AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	1,850	1,896,250

Oil Refining & Marketing 0.12%

CITGO Petroleum Corp. Term Loan C	9.00%	6/23/2017	3,465	3,516,703

Software/Services 0.34%

Applied Systems, Inc. 2nd Lien Initial Term Loan	7.50%	1/24/2022	4,600	4,714,425
EZE Software Group LLC 2nd Lien Initial Term Loan	8.50%	4/6/2021	5,414	5,511,775
Total				10,226,200

Specialty Retail 0.53%

BJ’s Wholesale Club, Inc. 2013 2nd Lien Replacement Term Loan	8.50%	3/26/2020	5,850	6,025,500
Vince LLC Initial Term Loan	6.00%	11/4/2019	9,788	9,958,999
Total				15,984,499

Support: Services 0.23%

Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	3,090	3,199,124
Lonestar Intermediate Super Holdings LLC Term Loan	11.00%	9/2/2019	3,550	3,634,330
Total				6,833,454

Telecommunications: Integrated/Services 0.20%

DataPipe, Inc. 2nd Lien Initial Term Loan	9.25%	9/16/2019	5,725	5,818,031
Total Floating Rate Loans (cost $173,162,263)				176,359,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(b) 2.92%

France 0.20%

SMCP SAS†	8.875%	6/15/2020	EUR	3,900	$5,975,535

Germany 0.40%

CeramTec Group GmbH†	8.25%	8/15/2021	EUR	5,500	8,274,901
WEPA Hygieneprodukte GmbH†	6.50%	5/15/2020	EUR	2,500	3,761,456
Total					12,036,357

Italy 0.76%

Astaldi SPA SR†	7.125%	12/1/2020	EUR	8,550	12,628,622
Cerved Technologies SpA†	8.00%	1/15/2021	EUR	2,625	3,933,877
Zobele Holding SpA†	7.875%	2/1/2018	EUR	4,050	5,996,066
Total					22,558,565

Luxembourg 0.55%

Matterhorn Financing & Cy SCA PIK†	9.00%	4/15/2019	EUR	2,000	2,877,926
Matterhorn Midco & Cy SCA†	7.75%	2/15/2020	EUR	9,184	13,487,986
Total					16,365,912

Mexico 0.49%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	221,500	14,648,089

Netherlands 0.29%

Adria Bidco BV†	7.875%	11/15/2020	EUR	4,575	6,599,043
UPC Holding BV†	6.75%	3/15/2023	CHF	1,775	2,179,648
Total					8,778,691

United Kingdom 0.23%

Galaxy Finco Ltd.†	7.875%	11/15/2021	GBP	4,000	6,949,387
Total Foreign Bonds (cost $83,419,498)					87,312,536

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.35%

Belize 0.11%

Republic of Belize†	5.00%	2/20/2038		$4,415	3,134,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Ghana 0.12%

Republic of Ghana†	8.50%	10/4/2017	$3,575	$3,664,375

Ivory Coast 0.12%

Ivory Coast Government International Bond†	5.75%	12/31/2032	4,000	3,565,000
Total Foreign Government Obligations (cost $10,321,133)				10,363,883

HIGH YIELD CORPORATE BONDS 82.66%

Aerospace/Defense 0.92%

Alliant Techsystems, Inc.†	5.25%	10/1/2021	2,825	2,909,750
CPI International, Inc.	8.00%	2/15/2018	3,700	3,940,500
DynCorp International, Inc.	10.375%	7/1/2017	5,200	5,460,000
GenCorp, Inc.	7.125%	3/15/2021	8,175	8,890,312
SRA International, Inc.	11.00%	10/1/2019	4,475	4,698,750
Triumph Group, Inc.	4.875%	4/1/2021	1,625	1,612,813
Total				27,512,125

Airlines 0.26%

Air Canada (Canada)†(a)	8.75%	4/1/2020	3,350	3,626,375
Continental Airlines, Inc.	6.25%	4/11/2020	3,881	4,113,685
Total				7,740,060

Apparel/Textiles 0.52%

Perry Ellis International, Inc.	7.875%	4/1/2019	5,425	5,750,500
SIWF Merger Sub, Inc.†	6.25%	6/1/2021	6,300	6,473,250
William Carter Co. (The)†	5.25%	8/15/2021	3,335	3,435,050
Total				15,658,800

Auto Parts & Equipment 1.47%

Accuride Corp.	9.50%	8/1/2018	7,831	8,026,775
American Axle & Manufacturing, Inc.	6.625%	10/15/2022	7,625	8,330,312
Chassix, Inc.†	9.25%	8/1/2018	5,300	5,710,750
Cooper-Standard Holding, Inc. PIK†	7.375%	4/1/2018	1,025	1,050,625
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	4,615	4,880,362
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(a)	7.75%	10/15/2021	9,425	10,084,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Auto Parts & Equipment (continued)

Stanadyne Holdings, Inc.	12.00%	2/15/2015			$2,400	$1,842,000
Tenedora Nemak SA de CV (Mexico)†(a)	5.50%	2/28/2023			4,145	4,134,638
Total						44,060,212

Automakers 0.55%

Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021			6,450	7,336,875
General Motors Corp.(d)	—	—	(e)		8,500	850
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022			4,005	4,305,375
Oshkosh Corp.†	5.375%	3/1/2022			4,625	4,752,188
Total						16,395,288

Banking 2.25%

Banco Popular Espanol SA(b)	11.50%	—	(e)	EUR	6,000	9,416,409
Citigroup, Inc.	5.90%	—	(e)		$5,000	4,971,100
Credit Suisse AG (Switzerland)†(a)	6.50%	8/8/2023			4,925	5,421,972
Credit Suisse Group AG (Switzerland)†(a)	7.50%	—	(e)		4,000	4,400,240
Lloyds TSB Bank plc (United Kingdom)†(a)	12.00%	—	(e)		1,250	1,721,875
National Savings Bank (Sri Lanka)†(a)	8.875%	9/18/2018			2,925	3,217,500
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.00%	12/19/2023			6,100	6,306,717
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.125%	12/15/2022			8,420	8,865,460
Societe Generale SA (France)†(a)	8.25%	—	(e)		7,750	8,529,379
Synovus Financial Corp.	7.875%	2/15/2019			9,375	10,687,500
Washington Mutual Bank(f)	6.875%	6/15/2011			10,000	1,000
Western Alliance Bancorp	10.00%	9/1/2015			3,441	3,825,807
Total						67,364,959

Beverages 0.44%

Central American Bottling Corp.†	6.75%	2/9/2022			5,675	5,944,563
Constellation Brands, Inc.	6.00%	5/1/2022			6,600	7,342,500
Total						13,287,063

Brokerage 0.21%

Penson Worldwide, Inc.†(f)	12.50%	5/15/2017			4,500	1,116,000
Scottrade Financial Services, Inc.†	6.125%	7/11/2021			4,995	5,041,419
Total						6,157,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 1.99%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	$8,918	$8,918,000
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	5,475	4,982,250
K. Hovnanian Enterprises, Inc.†	7.00%	1/15/2019	1,925	1,988,766
K. Hovnanian Enterprises, Inc.†	9.125%	11/15/2020	3,825	4,322,250
Lennar Corp.	12.25%	6/1/2017	2,550	3,327,750
Meritage Homes Corp.	4.50%	3/1/2018	5,750	5,850,625
Modular Space Corp.†	10.25%	1/31/2019	6,268	6,565,730
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.25%	4/15/2021	4,630	4,595,275
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.625%	3/1/2024	8,336	8,336,000
Toll Brothers Finance Corp.	4.375%	4/15/2023	5,875	5,713,437
William Lyon Homes, Inc.	8.50%	11/15/2020	4,525	5,000,125
Total				59,600,208

Building Materials 2.28%

American Builders & Contractors Supply Co., Inc.†	5.625%	4/15/2021	5,075	5,227,250
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†	8.50%	2/15/2018	4,621	4,852,050
Building Materials Corp. of America†	6.75%	5/1/2021	3,950	4,295,625
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	2,876	2,890,380
CPG Merger Sub LLC†	8.00%	10/1/2021	5,395	5,826,600
Hillman Group, Inc. (The)	10.875%	6/1/2018	6,485	7,003,800
Masonite International Corp. (Canada)†(a)	8.25%	4/15/2021	2,050	2,265,250
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	2,625	2,454,375
Ply Gem Industries, Inc.†	6.50%	2/1/2022	7,000	7,131,250
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	10.00%	6/1/2020	6,600	7,425,000
RSI Home Products, Inc.†	6.875%	3/1/2018	6,100	6,481,250
Summit Materials LLC/Summit Materials Finance Corp.†	10.50%	1/31/2020	2,900	3,255,250
USG Corp.†	5.875%	11/1/2021	4,484	4,781,065
WESCO Distribution, Inc.†	5.375%	12/15/2021	4,100	4,182,000
Total				68,071,145

Chemicals 2.01%

Braskem Finance Ltd.	6.45%	2/3/2024	4,250	4,324,375
Celanese US Holdings LLC	5.875%	6/15/2021	3,975	4,302,937
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	6,250	6,453,125
Hexion U.S. Finance Corp.	6.625%	4/15/2020	7,810	8,112,637
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020	9,350	9,653,875
Huntsman International LLC	8.625%	3/15/2020	3,940	4,368,475
INEOS Group Holdings SA (Luxembourg)†(a)	5.875%	2/15/2019	1,825	1,884,313
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	3,700	3,774,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

PolyOne Corp.	5.25%	3/15/2023	$2,900	$2,936,250
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	2,700	2,814,750
SPCM SA (France)†(a)	6.00%	1/15/2022	7,175	7,641,375
TPC Group, Inc.†	8.75%	12/15/2020	3,475	3,770,375
Total				60,036,487

Computer Hardware 0.47%

Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	3,900	4,021,875
NCR Corp.†	5.875%	12/15/2021	1,750	1,881,250
NCR Corp.†	6.375%	12/15/2023	7,600	8,170,000
Total				14,073,125

Consumer Products 0.89%

Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	10,325	10,918,687
Elizabeth Arden, Inc.	7.375%	3/15/2021	6,429	6,911,175
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	8,185	8,798,875
Total				26,628,737

Consumer/Commercial/Lease Financing 1.57%

CIT Group, Inc.	5.00%	8/15/2022	10,365	10,929,623
CIT Group, Inc.	5.375%	5/15/2020	6,110	6,629,350
CIT Group, Inc.	6.00%	4/1/2036	495	491,294
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	8,460	9,052,200
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	2,925	2,786,063
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	4,170	4,242,975
Patriot Merger Corp.†	9.00%	7/15/2021	5,872	6,371,120
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	5,970	6,537,150
Total				47,039,775

Diversified Capital Goods 1.35%

Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(a)	7.75%	12/15/2020	4,725	5,079,375
Anixter, Inc.	5.625%	5/1/2019	3,170	3,407,750
Artesyn Escrow, Inc.†	9.75%	10/15/2020	6,775	6,808,875
Constellation Enterprises LLC†	10.625%	2/1/2016	3,475	3,110,125
DH Services Luxembourg Sarl (Luxembourg)†(a)	7.75%	12/15/2020	5,800	6,278,500
Dynacast International LLC/Dynacast Finance, Inc.	9.25%	7/15/2019	7,175	8,018,062
NANA Development Corp.†	9.50%	3/15/2019	3,600	3,744,000
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	3,737	3,998,590
Total				40,445,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 2.96%

Astoria Depositor Corp.†	8.144%	5/1/2021	$3,655	$3,837,750
DPL, Inc.	7.25%	10/15/2021	12,580	12,627,175
Elwood Energy LLC	8.159%	7/5/2026	6,176	6,701,224
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	10.25%	12/1/2020	15,040	15,716,800
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	12.25%	3/1/2022	3,105	3,617,325
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. PIK†	11.25%	12/1/2018	5,307	3,410,002
GenOn Energy, Inc.	9.875%	10/15/2020	6,500	6,630,000
Illinois Power Generating Co.	7.00%	4/15/2018	9,487	8,514,582
Listrindo Capital BV (Netherlands)†(a)	6.95%	2/21/2019	4,581	4,838,681
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	5,713	5,929,768
NRG Energy, Inc.†	6.25%	7/15/2022	5,500	5,733,750
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	5,403	5,781,210
Red Oak Power LLC	8.54%	11/30/2019	4,954	5,276,141
Total				88,614,408

Electric: Integrated 0.16%

AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	1,995	1,845,375
EDP Finance BV (Netherlands)†(a)	5.25%	1/14/2021	2,850	2,971,125
Total				4,816,500

Electronics 0.69%

Freescale Semiconductor, Inc.†	6.00%	1/15/2022	4,350	4,627,313
Freescale Semiconductor, Inc.	10.75%	8/1/2020	6,625	7,734,687
Magnachip Semiconductor Corp. (South Korea)(a)	6.625%	7/15/2021	3,740	3,870,900
Micron Technology, Inc.†	5.875%	2/15/2022	4,125	4,320,938
Total				20,553,838

Energy: Exploration & Production 6.95%

Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	3,725	3,752,938
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	3,450	3,963,188
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	4,400	5,027,000
Alliance Oil Co. Ltd. (Russia)†(a)	7.00%	5/4/2020	8,600	7,933,500
Antero Resources Finance Corp.†	5.375%	11/1/2021	4,300	4,399,438
Antero Resources Finance Corp.	6.00%	12/1/2020	4,225	4,531,312
Athlon Holdings LP/Athlon Finance Corp.†	7.375%	4/15/2021	10,250	10,916,250
Berry Petroleum Co.	6.375%	9/15/2022	2,775	2,906,813
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	3,635	3,925,800
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	4,475	4,900,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy: Exploration & Production (continued)

Concho Resources, Inc.	5.50%	4/1/2023		$7,975	$8,373,750
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021		9,025	9,431,125
Diamondback Energy, Inc.†	7.625%	10/1/2021		5,200	5,538,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020		2,883	2,983,905
Kodiak Oil & Gas Corp.	5.50%	1/15/2021		7,590	7,855,650
Laredo Petroleum, Inc.†	5.625%	1/15/2022		1,600	1,630,000
Laredo Petroleum, Inc.	7.375%	5/1/2022		3,955	4,409,825
Legacy Reserves LP/Legacy Reserves Finance Corp.†	6.625%	12/1/2021		3,325	3,308,375
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020		7,250	7,721,250
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021		7,140	7,568,400
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024		4,250	4,473,125
Oasis Petroleum, Inc.	6.50%	11/1/2021		6,000	6,510,000
Oasis Petroleum, Inc.†	6.875%	3/15/2022		5,825	6,349,250
Pacific Rubiales Energy Corp. (Canada)†(a)	5.125%	3/28/2023		1,566	1,511,190
Pacific Rubiales Energy Corp. (Canada)†(a)	5.375%	1/26/2019		2,600	2,684,500
Pacific Rubiales Energy Corp. (Canada)†(a)	7.25%	12/12/2021		2,775	2,997,000
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022		3,625	3,815,313
PDC Energy, Inc.	7.75%	10/15/2022		5,215	5,723,462
Penn Virginia Corp.	8.50%	5/1/2020		4,150	4,585,750
Pertamina Persero PT (Indonesia)†(a)	4.30%	5/20/2023		6,950	6,394,000
Range Resources Corp.	5.00%	8/15/2022		2,250	2,328,750
Range Resources Corp.	5.00%	3/15/2023		5,239	5,356,877
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020		19,695	21,615,262
SM Energy Co.	6.50%	11/15/2021		5,975	6,512,750
SM Energy Co.	6.50%	1/1/2023		1,615	1,736,125
Stone Energy Corp.	7.50%	11/15/2022		10,435	11,295,887
Ultra Petroleum Corp.†	5.75%	12/15/2018		2,700	2,835,000
Total					207,800,885

Environmental 0.47%

Bilbao Luxembourg SA PIK†(b)	10.50%	12/1/2018	EUR	4,000	5,762,754
Clean Harbors, Inc.	5.25%	8/1/2020		$5,000	5,175,000
Covanta Holding Corp.(g)	5.875%	3/1/2024		3,100	3,177,311
Total					14,115,065

Food & Drug Retailers 0.81%

New Albertson’s, Inc.	7.75%	6/15/2026		3,900	3,285,750
Rite Aid Corp.	6.75%	6/15/2021		2,685	2,966,925
Rite Aid Corp.	7.70%	2/15/2027		7,100	7,756,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers (continued)

Roundy’s Supermarkets, Inc.†	10.25%	12/15/2020	$3,275	$3,504,250
Tops Holding II Corp.	8.75%	6/15/2018	6,275	6,541,687
Total				24,055,362

Food: Wholesale 1.72%

Camposol SA (Peru)†(a)	9.875%	2/2/2017	3,233	3,329,990
CFG Investment SAC (Peru)†(a)	9.75%	7/30/2019	3,525	3,516,188
Comfeed Finance BV (Netherlands)†(a)	6.00%	5/2/2018	4,575	4,380,562
Diamond Foods, Inc.†	7.00%	3/15/2019	2,200	2,274,250
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	4,725	4,417,875
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(a)	9.875%	2/1/2020	6,490	6,928,075
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	8,325	8,840,109
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,946	2,872,350
Land O’Lakes, Inc.†	6.00%	11/15/2022	2,400	2,544,000
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	4,450	3,694,390
Smithfield Foods, Inc.	6.625%	8/15/2022	5,525	5,994,625
Southern States Cooperative, Inc.†	10.00%	8/15/2021	2,725	2,711,375
Total				51,503,789

Forestry/Paper 1.07%

Boise Cascade Co.	6.375%	11/1/2020	6,000	6,435,000
Cascades, Inc. (Canada)(a)	7.875%	1/15/2020	4,505	4,854,137
Clearwater Paper Corp.	4.50%	2/1/2023	347	329,650
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	4,535	4,659,712
Neenah Paper, Inc.†	5.25%	5/15/2021	4,625	4,613,438
PH Glatfelter Co.	5.375%	10/15/2020	2,700	2,794,500
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	7,514	8,284,185
Total				31,970,622

Gaming 2.37%

CCM Merger, Inc.†	9.125%	5/1/2019	3,246	3,465,105
Churchill Downs, Inc.†	5.375%	12/15/2021	4,025	4,125,625
Graton Economic Development Authority†	9.625%	9/1/2019	9,010	10,451,600
Greektown Superholdings, Inc.	13.00%	7/1/2015	4,675	4,901,738
Isle of Capri Casinos, Inc.	8.875%	6/15/2020	795	868,538
MCE Finance Ltd. (Macao)†(a)	5.00%	2/15/2021	8,365	8,385,912
Mohegan Tribal Gaming Authority†	9.75%	9/1/2021	6,050	6,700,375
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,080	1,090,125
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	5,113	5,611,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)

ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	$6,965	$7,313,250
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	7,675	8,442,500
Studio City Finance Ltd.†	8.50%	12/1/2020	3,353	3,755,360
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	5,800	5,785,500
Total				70,897,145

Gas Distribution 3.31%

Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.00%	12/15/2020	4,675	4,943,812
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.†	6.125%	3/1/2022	3,485	3,659,250
Genesis Energy LP/Genesis Energy Finance Corp.	5.75%	2/15/2021	3,840	3,964,800
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	6,360	6,900,600
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	4,560	4,833,600
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	5,000	5,483,140
Kinder Morgan, Inc.†	5.625%	11/15/2023	7,025	7,096,739
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	5,030	5,344,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	5,707	6,192,095
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	4,350	4,578,375
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	9,160	9,549,300
Ruby Pipeline LLC†	6.00%	4/1/2022	2,625	2,826,083
Sabine Pass Liquefaction LLC†	5.625%	4/15/2023	1,525	1,505,938
Sabine Pass Liquefaction LLC†	5.875%	2/1/2021	11,008	11,338,240
Sabine Pass Liquefaction LLC†	6.25%	3/15/2022	6,325	6,554,281
SemGroup Corp.	7.50%	6/15/2021	6,865	7,379,875
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.†	7.50%	7/1/2021	2,950	3,141,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	3,425	3,596,250
Total				98,888,503

Health Facilities 2.89%

Acadia Healthcare Co., Inc.†	6.125%	3/15/2021	7,550	7,833,125
Amsurg Corp.	5.625%	11/30/2020	4,425	4,679,438
CHS/Community Health Systems, Inc.†	6.875%	2/1/2022	12,100	12,894,062
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	7,695	8,587,620
HCA, Inc.	6.50%	2/15/2020	5,950	6,730,938
HCA, Inc.	7.50%	12/15/2023	7,099	8,039,617
HCA, Inc.	8.36%	4/15/2024	4,419	5,026,613
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	5,675	5,987,125
Sabra Health Care LP/Sabra Capital Corp.	5.375%	6/1/2023	4,625	4,630,781
Sabra Health Care LP/Sabra Capital Corp.	5.50%	2/1/2021	4,125	4,259,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Health Facilities (continued)

Tenet Healthcare Corp.†	6.00%	10/1/2020			$6,325	$6,811,234
Tenet Healthcare Corp.	8.125%	4/1/2022			9,800	11,000,500
Total						86,480,116

Health Services 0.61%

Emdeon, Inc.	11.00%	12/31/2019			5,145	5,981,062
Exam Works Group, Inc.	9.00%	7/15/2019			4,650	5,138,250
Service Corp. International†	5.375%	1/15/2022			3,089	3,158,503
Truven Health Analytics, Inc.	10.625%	6/1/2020			3,430	3,901,625
Total						18,179,440

Hotels 0.50%

Grupo Posadas SAB de CV (Mexico)†(a)	7.875%	11/30/2017			2,825	2,863,844
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.†	5.625%	10/15/2021			5,175	5,482,265
Playa Resorts Holding BV (Netherlands)†(a)	8.00%	8/15/2020			6,000	6,525,000
Total						14,871,109

Household & Leisure Products 0.15%

Brunswick Corp.†	4.625%	5/15/2021			4,622	4,518,005

Insurance Brokerage 0.38%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020			6,562	7,004,935
Hockey Merger Sub 2, Inc.†	7.875%	10/1/2021			4,000	4,230,000
Total						11,234,935

Investments & Miscellaneous Financial Services 0.69%

Affinion Group, Inc.	7.875%	12/15/2018			5,824	5,183,360
Baggot Securities Ltd.†(b)	10.24%	—	(e)	EUR	4,250	6,339,098
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020			$1,450	1,533,375
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022			3,025	3,191,375
Nuveen Investments, Inc.†	9.125%	10/15/2017			4,085	4,299,463
Total						20,546,671

Leisure 0.86%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021			8,900	9,089,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure (continued)

NCL Corp. Ltd.	5.00%	2/15/2018	$900	$938,250
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	8,395	8,772,775
Viking Cruises Ltd.†	8.50%	10/15/2022	6,040	6,900,700
Total				25,700,850

Life Insurance 0.65%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	10,300	10,918,000
CNO Financial Group, Inc.†	6.375%	10/1/2020	7,830	8,378,100
Total				19,296,100

Machinery 0.70%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	3,930	4,381,950
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	3,320	3,714,250
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	7,390	7,944,250
Waterjet Holdings, Inc.†	7.625%	2/1/2020	4,634	4,912,040
Total				20,952,490

Media: Broadcast 2.03%

AMC Networks, Inc.	4.75%	12/15/2022	7,537	7,612,370
AMC Networks, Inc.	7.75%	7/15/2021	7,470	8,515,800
Belo Corp.	7.25%	9/15/2027	6,900	7,227,750
Clear Channel Communications, Inc.	5.50%	12/15/2016	5,025	4,773,750
Clear Channel Communications, Inc.	9.00%	12/15/2019	4,400	4,642,000
Clear Channel Communications, Inc.	10.75%	8/1/2016	4,800	4,944,000
Clear Channel Communications, Inc.	11.25%	3/1/2021	7,825	8,783,562
DreamWorks Animation SKG, Inc.†	6.875%	8/15/2020	2,750	2,963,125
Gray Television, Inc.	7.50%	10/1/2020	3,400	3,723,000
Sirius XM Holdings, Inc.†	5.25%	8/15/2022	2,425	2,522,000
Starz LLC/Starz Finance Corp.	5.00%	9/15/2019	2,800	2,922,500
Townsquare Radio LLC/Townsquare Radio, Inc.†	9.00%	4/1/2019	1,925	2,141,563
Total				60,771,420

Media: Cable 5.48%

Altice Financing SA (Luxembourg)†(a)	6.50%	1/15/2022	4,375	4,571,875
Altice Finco SA (Luxembourg)†(a)	8.125%	1/15/2024	3,600	3,870,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Cable (continued)

Altice Finco SA (Luxembourg)†(a)	9.875%	12/15/2020		$7,775	$8,824,625
Cablevision Systems Corp.	5.875%	9/15/2022		10,260	10,696,050
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.25%	3/15/2021		10,625	10,824,219
Cogeco Cable, Inc. (Canada)†(a)	4.875%	5/1/2020		5,600	5,621,000
DISH DBS Corp.	5.125%	5/1/2020		9,640	10,001,500
DISH DBS Corp.	5.875%	7/15/2022		17,360	18,314,800
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		7,255	8,234,425
Midcontinent Communications & Midcontinent Finance Corp.†	6.25%	8/1/2021		8,940	9,342,300
Nara Cable Funding Ltd. (Ireland)†(a)	8.875%	12/1/2018		2,055	2,245,087
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019		9,700	10,767,000
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020		4,790	5,053,450
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023		12,130	12,615,200
UPCB Finance III Ltd.†	6.625%	7/1/2020		2,325	2,496,469
UPCB Finance V Ltd.†	7.25%	11/15/2021		7,125	7,890,937
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.375%	4/15/2021		3,875	4,010,625
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024		9,860	10,120,876
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		10,670	11,550,275
Ziggo Bond Co. BV†(b)	8.00%	5/15/2018	EUR	4,600	6,786,219
Total					163,836,932

Media: Diversified 0.53%

Block Communications, Inc.†	7.25%	2/1/2020		$4,145	4,445,513
Netflix, Inc.	5.375%	2/1/2021		10,700	11,235,000
Total					15,680,513

Media: Services 0.81%

Affinion Investments LLC†	13.50%	8/15/2018		3,479	3,444,210
Clear Channel Worldwide Holdings, Inc. Series B	7.625%	3/15/2020		8,690	9,450,375
MDC Partners, Inc.†	6.75%	4/1/2020		5,040	5,405,400
Southern Graphics, Inc.†	8.375%	10/15/2020		5,655	6,022,575
Total					24,322,560

Medical Products 1.01%

Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022		7,896	8,488,200
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021		7,351	7,902,325
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018		3,868	4,491,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Medical Products (continued)

Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019		$2,500	$2,900,000
Mallinckrodt International Finance SA (Luxembourg)†(a)	4.75%	4/15/2023		6,775	6,449,272
Total					30,231,512

Metals/Mining (Excluding Steel) 3.92%

Allied Nevada Gold Corp.†(b)	8.75%	6/1/2019	CAD	4,325	3,085,659
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018		$8,165	8,522,219
AngloGold Ashanti Holdings plc (United Kingdom)(a)	5.125%	8/1/2022		6,661	6,117,036
Arch Coal, Inc.†	8.00%	1/15/2019		7,225	7,315,312
Boart Longyear Management Pty Ltd. (Australia)†(a)	10.00%	10/1/2018		5,600	5,824,000
Calcipar SA (Luxembourg)†(a)	6.875%	5/1/2018		3,875	4,141,406
Cloud Peak Energy Resource LLC/Cloud Peak Energy Finance Corp.(g)	6.375%	3/15/2024		1,877	1,947,388
Coeur Mining, Inc.	7.875%	2/1/2021		5,715	5,922,169
First Quantum Minerals Ltd. (Canada)†(a)	6.75%	2/15/2020		6,596	6,826,860
First Quantum Minerals Ltd. (Canada)†(a)	7.00%	2/15/2021		6,596	6,843,350
HudBay Minerals, Inc. (Canada)(a)	9.50%	10/1/2020		4,080	4,345,200
Kinross Gold Corp. (Canada)†(a)(g)	5.95%	3/15/2024		17,949	18,032,876
Mirabela Nickel Ltd. (Australia)†(a)(f)	8.75%	4/15/2018		3,950	967,750
Murray Energy Corp.†	8.625%	6/15/2021		3,490	3,716,850
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022		15	15,075
Newcrest Finance Pty Ltd. (Australia)†(a)	4.20%	10/1/2022		12,500	10,792,325
Newcrest Finance Pty Ltd. (Australia)†(a)	4.45%	11/15/2021		9,325	8,398,440
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.†	7.375%	2/1/2020		3,900	4,153,500
Walter Energy, Inc.†	9.50%	10/15/2019		6,625	6,674,687
Westmoreland Escrow Corp.†	10.75%	2/1/2018		3,300	3,613,500
Total					117,255,602

Oil Field Equipment & Services 1.08%

Atwood Oceanics, Inc.	6.50%	2/1/2020		4,420	4,784,650
Dresser-Rand Group, Inc.	6.50%	5/1/2021		4,445	4,778,375
Gulfmark Offshore, Inc.	6.375%	3/15/2022		7,950	8,228,250
Hercules Offshore, Inc.†	7.50%	10/1/2021		2,975	3,160,937
Hercules Offshore, Inc.†	8.75%	7/15/2021		3,475	3,892,000
Pacific Drilling SA (Luxembourg)†(a)	5.375%	6/1/2020		2,600	2,645,500
Pacific Drilling V Ltd. (Luxembourg)†(a)	7.25%	12/1/2017		4,500	4,882,500
Total					32,372,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Refining & Marketing 0.47%

CVR Refining LLC/Coffeyville Finance, Inc.	6.50%	11/1/2022	$4,515	$4,706,888
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	5,925	6,399,000
Western Refining, Inc.	6.25%	4/1/2021	2,725	2,820,375
Total				13,926,263

Packaging 0.95%

Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is (Luxembourg)†(a)	6.00%	6/15/2017	12,000	12,510,000
BOE Intermediate Holding Corp. PIK†	9.00%	11/1/2017	3,764	3,937,405
BOE Merger Corp. PIK†	9.50%	11/1/2017	3,725	3,976,438
Pactiv LLC	7.95%	12/15/2025	2,400	2,460,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	5,290	5,554,500
Total				28,438,343

Pharmaceuticals 0.85%

Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	2,025	2,104,734
CFR International SpA (Chile)†(a)	5.125%	12/6/2022	3,015	2,877,739
JLL/Delta Dutch Newco BV (Netherlands)†(a)	7.50%	2/1/2022	4,425	4,530,094
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	6,540	7,112,250
Salix Pharmaceuticals Ltd.†	6.00%	1/15/2021	2,950	3,163,875
Valeant Pharmaceuticals International, Inc.†	7.50%	7/15/2021	5,000	5,725,000
Total				25,513,692

Printing & Publishing 0.35%

RR Donnelley & Sons Co.	7.00%	2/15/2022	3,575	3,986,125
RR Donnelley & Sons Co.	7.875%	3/15/2021	5,760	6,595,200
Total				10,581,325

Railroads 0.16%

Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	4,550	4,618,250

Real Estate 0.11%

China South City Holdings Ltd. (Hong Kong)(a)	13.50%	10/17/2017	2,750	3,165,938

Real Estate Development & Management 0.18%

Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020	5,000	5,337,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Restaurants 0.91%

Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017		$7,610	$8,580,275
Dave & Buster’s Entertainment, Inc.†	Zero Coupon	2/15/2016		2,535	2,116,725
Enterprise Inns PLC(b)	6.875%	2/15/2021	GBP	5,650	9,886,968
Ruby Tuesday, Inc.	7.625%	5/15/2020		$3,510	3,132,675
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021		3,525	3,560,250
Total					27,276,893

Retail 0.14%

Toys “R” Us Property Co. II LLC	8.50%	12/1/2017		4,125	4,264,219

Software/Services 4.15%

Activision Blizzard, Inc.†	5.625%	9/15/2021		10,300	11,098,250
Alliance Data Systems Corp.†	6.375%	4/1/2020		19,935	21,430,125
Aspect Software, Inc.	10.625%	5/15/2017		1,138	1,203,435
Audatex North America, Inc.†	6.125%	11/1/2023		5,250	5,643,750
Bankrate, Inc.†	6.125%	8/15/2018		2,975	3,149,781
BMC Software Finance, Inc.†	8.125%	7/15/2021		5,625	5,941,406
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021		5,310	6,099,862
First Data Corp.†	11.25%	1/15/2021		4,225	4,827,063
First Data Corp. †	11.75%	8/15/2021		11,075	11,905,625
First Data Corp.	12.625%	1/15/2021		24,305	29,166,000
Interface Security Systems Holdings, Inc./Interface Security Systems LLC†	9.25%	1/15/2018		3,675	3,711,750
NeuStar, Inc.	4.50%	1/15/2023		8,710	7,555,925
SunGard Data Systems, Inc.	6.625%	11/1/2019		7,385	7,929,644
VeriSign, Inc.	4.625%	5/1/2023		4,400	4,312,000
Total					123,974,616

Specialty Retail 1.90%

CDR DB Sub, Inc.†	7.75%	10/15/2020		7,335	7,169,963
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019		4,050	4,242,375
Claire’s Stores, Inc.†	7.75%	6/1/2020		6,450	5,434,125
Claire’s Stores, Inc.	8.875%	3/15/2019		3,947	3,863,126
Claire’s Stores, Inc.†	9.00%	3/15/2019		3,530	3,732,975
Gymboree Corp.	9.125%	12/1/2018		3,260	2,909,550
Hot Topic, Inc.†	9.25%	6/15/2021		5,850	6,274,125
Maestro Peru SA (Peru)†(a)	6.75%	9/26/2019		224	201,600
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021		12,150	13,091,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail (continued)

New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018		$3,500	$3,596,250
Party City Holdings, Inc.	8.875%	8/1/2020		3,275	3,668,000
Toys “R” Us - Delaware, Inc.†	7.375%	9/1/2016		2,894	2,684,185
Total					56,867,899

Steel Producers/Products 1.02%

ArcelorMittal (Luxembourg)(a)	7.50%	10/15/2039		5,700	5,970,750
ArcelorMittal (Luxembourg)(a)	10.35%	6/1/2019		11,125	14,198,281
Severstal Columbus LLC	10.25%	2/15/2018		3,845	4,052,246
United States Steel Corp.	7.375%	4/1/2020		5,825	6,392,937
Total					30,614,214

Support: Services 2.97%

American Residential Services LLC/ARS Finance, Inc.†	12.00%	4/15/2015		3,670	3,807,625
APX Group, Inc.	8.75%	12/1/2020		3,995	4,184,762
BlueLine Rental Finance Corp.†	7.00%	2/1/2019		4,225	4,473,219
Compiler Finance Sub, Inc.†	7.00%	5/1/2021		8,984	9,028,920
Corrections Corp. of America	4.625%	5/1/2023		11,896	11,539,120
Europcar Groupe SA†(b)	9.375%	4/15/2018	EUR	2,750	4,099,492
Geo Group, Inc. (The)	5.875%	1/15/2022		$1,375	1,409,375
H&E Equipment Services, Inc.	7.00%	9/1/2022		3,660	4,044,300
HSS Financing PLC†(b)	6.75%	8/1/2019	GBP	3,225	5,521,937
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		$9,425	9,731,312
NES Rentals Holdings, Inc.†	7.875%	5/1/2018		6,525	7,047,000
SITEL LLC/Sitel Finance Corp.	11.50%	4/1/2018		3,725	3,576,000
Sotheby’s†	5.25%	10/1/2022		6,325	6,135,250
United Rentals North America, Inc.	7.625%	4/15/2022		7,215	8,234,119
United Rentals North America, Inc.	8.375%	9/15/2020		1,880	2,115,000
Vander Intermediate Holding II Corp. PIK†	9.75%	2/1/2019		3,775	3,926,000
Total					88,873,431

Telecommunications Equipment 0.14%

Nortel Networks Ltd. (Canada)(a)(f)	10.75%	7/15/2016		3,500	4,182,500

Telecommunications: Integrated/Services 2.91%

Avanti Communications Group plc (United Kingdom)†(a)	10.00%	10/1/2019		3,750	3,956,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Integrated/Services (continued)

Consolidated Communications Finance Co.	10.875%	6/1/2020	$6,370	$7,421,050
DigitalGlobe, Inc.	5.25%	2/1/2021	9,645	9,596,775
Dycom Investments, Inc.	7.125%	1/15/2021	5,485	5,951,225
Equinix, Inc.	4.875%	4/1/2020	5,440	5,555,600
Equinix, Inc.	7.00%	7/15/2021	2,500	2,790,625
Hughes Satellite Systems Corp.	6.50%	6/15/2019	3,925	4,327,312
Intelsat Jackson Holdings SA (Luxembourg)(a)	6.625%	12/15/2022	8,250	8,745,000
Intelsat Luxembourg SA (Luxembourg)†(a)	7.75%	6/1/2021	18,900	20,412,000
Softbank Corp. (Japan)†(a)	4.50%	4/15/2020	5,300	5,359,625
tw telecom holdings, Inc.	5.375%	10/1/2022	7,522	7,700,648
ViaSat, Inc.	6.875%	6/15/2020	4,768	5,095,800
Total				86,911,910

Telecommunications: Wireless 4.30%

Comcel Trust†	6.875%	2/6/2024	13,325	13,808,031
MetroPCS Wireless, Inc.	6.625%	11/15/2020	6,650	7,157,062
SBA Telecommunications, Inc.	5.75%	7/15/2020	5,955	6,297,413
Sprint Communications, Inc.†	9.00%	11/15/2018	9,525	11,691,937
Sprint Corp.†	7.125%	6/15/2024	10,300	10,840,750
Sprint Corp.†	7.875%	9/15/2023	31,135	34,559,850
T-Mobile USA, Inc.	6.542%	4/28/2020	7,075	7,685,219
T-Mobile USA, Inc.	6.731%	4/28/2022	10,725	11,623,219
T-Mobile USA, Inc.	6.836%	4/28/2023	3,450	3,747,563
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	4,996	5,314,495
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	2,050	2,167,875
Wind Acquisition Holdings Finance SA PIK (Italy)†(a)	12.25%	7/15/2017	13,189	13,585,091
Total				128,478,505

Theaters & Entertainment 0.34%

Production Resource Group LLC	8.875%	5/1/2019	4,595	3,526,663
Regal Entertainment Group(g)	5.75%	3/15/2022	6,564	6,728,100
Total				10,254,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation (Excluding Air/Rail) 0.83%

Grupo Senda Autotransporte SA de CV (Mexico)†(a)	10.50%	10/3/2015	$740	$752,950
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	5,630	5,545,550
Stena AB (Sweden)†(a)	7.00%	2/1/2024	8,250	8,518,125
Teekay Corp. (Canada)(a)	8.50%	1/15/2020	1,125	1,265,625
Ultrapetrol Bahamas Ltd.	8.875%	6/15/2021	8,025	8,767,312
Total				24,849,562
Total High Yield Corporate Bonds (cost $2,388,448,949)				2,471,667,087

MUNICIPAL BONDS 0.35%

Tax Revenue

PR Corp Sales Tax			5,265	3,912,685
PR Corp Sales Tax			8,615	6,606,929
Total Municipal Bonds (cost $9,457,787)				10,519,614

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.01%

Merrill Lynch Mortgage Trust 2006-C1 F† (cost $1,063,125)	5.657%#	5/12/2039	10,500	493,038

	Dividend Rate		Shares (000)
PREFERRED STOCK 0.25%

Banking

Texas Capital Bancshares, Inc. (cost $7,914,143)	6.50%		318	7,447,560
Total Long-Term Investments (cost $2,846,710,049)				2,953,701,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.54%

CONVERTIBLE BOND 0.10%

Airlines

United Airlines, Inc. (cost $3,021,984)	4.50%	1/15/2015	$1,225	$2,936,937

FLOATING RATE LOAN(c) 0.13%

Electric: Generation

Texas Competitive Electric Holdings Co. LLC 2014 Non-Extended Term Loan (cost $4,479,843)	3.737%	10/10/2014	5,625	3,941,044

HIGH YIELD CORPORATE BOND 0.01%

Auto Parts & Equipment

Stanadyne Corp. (cost $451,068)	10.00%	8/15/2014	450	448,875

REPURCHASE AGREEMENT 1.30%

Repurchase Agreement dated 2/28/2014, Zero Coupon due 3/3/2014 with Fixed Income Clearing Corp. collateralized by $38,405,000 of US Treasury Note at 1.875% due 8/31/2017; value: $39,653,163; proceeds: $38,871,538 (cost $38,871,538)			38,872	38,871,538

Total Short-Term Investments (cost $46,824,433)				46,198,394

Total Investments in Securities 100.32% (cost $2,893,534,482)				2,999,900,391

Liabilities in Excess of Cash, Foreign Cash and Other Assets(h) (0.32%)				(9,625,850)

Net Assets 100.00%				$2,990,274,541

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
PIK	Payment-in-kind.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2014.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2014.
(d)	Stub Rights issued in connection with a plan of reorganization.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted security.
(g)	Securities purchased on a when-issued basis (See Note 2(g)).
(h)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	J.P. Morgan	4/17/2014	5,000	$8,166	$8,370	$204
British pound	Buy	J.P. Morgan	4/17/2014	1,820,000	2,998,597	3,046,685	48,088
British pound	Buy	J.P. Morgan	4/17/2014	1,910,000	3,131,884	3,197,345	65,461
euro	Buy	J.P. Morgan	4/17/2014	1,090,000	1,476,721	1,504,499	27,778
Canadian dollar	Sell	Goldman Sachs	5/14/2014	2,980,000	2,697,248	2,686,648	10,600
Canadian dollar	Sell	J.P. Morgan	5/14/2014	525,000	476,297	473,319	2,978
Mexican peso	Sell	J.P. Morgan	3/3/2014	198,900,000	15,097,347	14,999,152	98,195
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$253,304

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Mexican peso	Buy	Morgan Stanley	3/3/2014	8,000,000	$618,365	$603,284	$(15,081)
British pound	Sell	Barclays Bank plc	4/17/2014	780,000	1,283,194	1,305,722	(22,528)
British pound	Sell	Goldman Sachs	4/17/2014	7,240,000	11,827,858	12,119,778	(291,920)
British pound	Sell	Goldman Sachs	4/17/2014	3,225,000	5,338,097	5,398,658	(60,561)
British pound	Sell	Morgan Stanley	4/17/2014	6,007,000	9,819,709	10,055,733	(236,024)
euro	Sell	Barclays Bank plc	4/17/2014	5,040,000	6,825,838	6,956,584	(130,746)
euro	Sell	Goldman Sachs	4/17/2014	8,430,000	11,463,316	11,635,714	(172,398)
euro	Sell	Goldman Sachs	4/17/2014	305,000	412,323	420,984	(8,661)
euro	Sell	UBS AG	4/17/2014	1,450,000	1,982,833	2,001,398	(18,565)
euro	Sell	Bank of America	5/13/2014	12,718,250	17,347,757	17,554,818	(207,061)
euro	Sell	Goldman Sachs	5/13/2014	12,388,250	16,926,487	17,099,324	(172,837)
euro	Sell	Goldman Sachs	5/13/2014	12,388,250	16,898,391	17,099,324	(200,933)
euro	Sell	J.P. Morgan	5/13/2014	5,410,000	7,382,675	7,467,346	(84,671)
euro	Sell	J.P. Morgan	5/13/2014	3,360,000	4,567,295	4,637,760	(70,465)
euro	Sell	UBS AG	5/13/2014	12,388,250	16,940,139	17,099,324	(159,185)
euro	Sell	UBS AG	5/13/2014	175,000	240,406	241,550	(1,144)
Mexican peso	Sell	J.P. Morgan	6/3/2014	192,200,000	14,338,468	14,395,548	(57,080)
Mexican peso	Sell	J.P. Morgan	6/3/2014	7,160,000	536,237	536,275	(38)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,909,898)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Security	$—	$1,722,500	$—	$1,722,500
Common Stocks	110,545,831	—	—	110,545,831
Convertible Bonds	—	77,349,666	—	77,349,666
Convertible Preferred Stock	2,858,210	—	—	2,858,210
Floating Rate Loans(4)
Aerospace/Defense	—	10,895,892	—	10,895,892
Chemicals	—	—	8,882,982	8,882,982
Diversified Capital Goods	—	—	4,697,750	4,697,750
Electric: Generation	—	3,941,044	21,563,925	25,504,969
Electronics	—	8,818,875	—	8,818,875
Food: Wholesale	—	7,517,825	—	7,517,825
Gaming	—	4,843,409	9,177,000	14,020,409
Health Facilities	—	—	6,840,625	6,840,625
Health Services	—	5,577,448	14,876,313	20,453,761
Investments & Miscellaneous Financial Services	—	4,155,937	—	4,155,937
Leisure	—	—	5,010,250	5,010,250
Machinery	—	8,502,983	10,722,658	19,225,641
Media: Services	—	—	1,896,250	1,896,250
Oil Refining & Marketing	—	—	3,516,703	3,516,703
Software/Services	—	4,714,425	5,511,775	10,226,200
Specialty Retail	—	6,025,500	9,958,999	15,984,499
Support: Services	—	3,199,124	3,634,330	6,833,454
Telecommunications: Integrated/Services	—	—	5,818,031	5,818,031
Foreign Bonds	—	87,312,536	—	87,312,536
Foreign Government Obligations	—	10,363,883	—	10,363,883
High Yield Corporate Bonds
Automakers	—	16,394,438	850	16,395,288
Banking	—	67,363,959	1,000	67,364,959
Brokerage	—	5,041,419	1,116,000	6,157,419
Other	—	2,382,198,296	—	2,382,198,296
Municipal Bonds	—	10,519,614	—	10,519,614
Non-Agency Commercial Mortgage-Backed Securities	—	493,038	—	493,038
Preferred Stock	7,447,560	—	—	7,447,560
Repurchase Agreement	—	38,871,538	—	38,871,538
Total	$120,851,601	$2,765,823,349	$113,225,441	$2,999,900,391
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$253,304	$—	$253,304
Liabilities	—	(1,909,898)	—	(1,909,898)
Unfunded Commitments
Assets	—	23,113	—	23,113
Liabilities	—	—	—	—
Total	$—	$(1,633,481)	$—	$(1,633,481)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2014

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bonds
Balance as of December 1, 2013	$32,730,453	$1,850
Accrued discounts/premiums	(8,439)	—
Realized gain (loss)	119,463	—
Change in unrealized appreciation/depreciation	186,886	(70,875)
Purchases	35,955,389	—
Sales	(10,490,323)	—
Net transfers in or out of Level 3	53,614,162	1,186,875
Balance as of February 28, 2014	$112,107,591	$1,117,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 101.98%

ASSET-BACKED SECURITIES 8.25%

Automobiles 5.75%

Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$1,301	$1,304,220
Ally Auto Receivables Trust 2012-SN1 A2	0.51%	12/22/2014	1,166	1,166,626
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	5,805	5,804,997
AmeriCredit Automobile Receivables Trust 2011-4 A3	1.17%	5/9/2016	610	610,337
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	184	183,959
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	502	502,289
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	2,588	2,587,416
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	2,251	2,250,527
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	2,260	2,263,518
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	2,330	2,334,117
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	2,340	2,349,464
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	4,934	4,933,085
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	137	137,405
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	4,023	4,034,651
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	5,485	5,490,855
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	1,870	1,875,240
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	2,498	2,499,462
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	2,530	2,531,552
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	2,797	2,803,764
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	7,930	7,940,765
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	4,875	4,879,702
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	2,470	2,472,406
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	2,445	2,447,950
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	6,000	6,011,241
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	2,353	2,359,404
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%	2/16/2016	1,814	1,814,453
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%	2/16/2016	705	705,031
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	6,255	6,259,025
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	3,331	3,333,311
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	3,435	3,437,851
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	3,105	3,107,972
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	3,077	3,083,389
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	3,751	3,753,116
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%	5/16/2016	4,685	4,697,235
Total				101,966,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 1.84%

American Express Credit Account Master Trust 2009-2 A	1.405%#	3/15/2017	$9,000	$9,050,414
Bank One Issuance Trust 2004-A3	0.325%#	2/15/2017	2,070	2,070,668
Chase Issuance Trust 2012-A1	0.255%#	5/16/2016	900	900,010
Citibank Credit Card Issuance Trust 2009-A4	4.90%	6/23/2016	965	979,052
Citibank Omni Master Trust 2009-A14A†	2.905%#	8/15/2018	8,900	9,001,687
Discover Card Execution Note Trust 2012-A2(a)	0.305%#	10/17/2016	8,000	8,000,940
Discover Card Master Trust I 2007-2 A	0.235%#	9/15/2016	2,585	2,584,877
Total				32,587,648

Other 0.66%

HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%	10/15/2045	2,680	2,699,973
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%	5/16/2044	1,500	1,495,462
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%	5/16/2044	1,000	998,075
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%	9/15/2044	2,805	2,805,541
Illinois Student Assistance Commission 2010-1 A2	1.289%#	4/25/2022	1,023	1,027,699
Saxon Asset Securities Trust 2006-3 A2	0.266%#	10/25/2046	108	108,233
SLM Student Loan Trust 2011-B A1†	1.005%#	12/16/2024	1,398	1,403,008
SLM Student Loan Trust 2012-C A1†	1.255%#	8/15/2023	1,262	1,269,683
Total				11,807,674
Total Asset-Backed Securities (cost $146,411,192)				146,361,657

CORPORATE BONDS 76.72%

Aerospace/Defense 0.29%

Exelis, Inc.	5.55%	10/1/2021	5,000	5,195,305

Apparel 0.53%

J. Crew Group, Inc.	8.125%	3/1/2019	2,350	2,467,500
Perry Ellis International, Inc.	7.875%	4/1/2019	400	424,000
PVH Corp.	7.75%	11/15/2023	5,500	6,470,832
Total				9,362,332

Auto Parts: Original Equipment 0.09%

International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	1,375	1,454,062
Stanadyne Holdings, Inc.	12.00%	2/15/2015	173	132,778
Total				1,586,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Automotive 0.97%

Ford Motor Co.	6.375%	2/1/2029		$7,250	$8,210,458
Ford Motor Co.	6.625%	10/1/2028		4,575	5,324,650
Ford Motor Co.	7.45%	7/16/2031		2,900	3,737,181
Total					17,272,289

Banks: Diversified 4.51%

Citigroup, Inc.	5.95%	—	(c)	9,000	8,898,750
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021		3,507	3,912,125
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027		7,750	8,507,376
JPMorgan Chase & Co.	6.75%	—	(c)	10,000	10,550,000
Lloyds TSB Bank plc (United Kingdom)†(b)	6.50%	9/14/2020		8,075	9,305,961
M&T Bank Corp.	6.45%	—	(c)	1,100	1,142,625
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021		5,500	6,257,757
Morgan Stanley	5.00%	11/24/2025		5,250	5,464,778
National Savings Bank (Sri Lanka)†(b)	8.875%	9/18/2018		700	770,000
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019		620	678,900
Santander UK plc (United Kingdom)†(b)	5.00%	11/7/2023		2,250	2,339,366
Standard Chartered plc (United Kingdom)†(b)	3.95%	1/11/2023		10,250	9,786,259
Synovus Financial Corp.	7.875%	2/15/2019		1,500	1,710,000
Turkiye Halk Bankasi AS (Turkey)†(b)	3.875%	2/5/2020		1,950	1,765,140
Wells Fargo & Co.	3.45%	2/13/2023		9,000	8,819,793
Total					79,908,830

Banks: Money Center 1.63%

Bank of America Corp.	8.125%	—	(c)	2,500	2,863,575
PNC Financial Services Group, Inc.	4.454%#	—	(c)	21,000	21,126,000
Santander Bank NA	8.75%	5/30/2018		1,000	1,215,999
Zions Bancorporation	4.50%	6/13/2023		3,750	3,768,116
Total					28,973,690

Beverages 0.78%

Beam, Inc.	6.625%	7/15/2028		550	620,501
Central American Bottling Corp.†	6.75%	2/9/2022		4,920	5,153,700
Embotelladora Andina SA (Chile)†(b)	5.00%	10/1/2023		700	718,845
Fomento Economico Mexicano SAB de CV (Mexico)(b)	2.875%	5/10/2023		1,000	918,505
Pernod Ricard SA (France)†(b)	5.75%	4/7/2021		5,600	6,364,047
Total					13,775,598

Biotechnology Research & Production 1.01%

Amgen, Inc.	6.40%	2/1/2039		13,750	16,785,134
STHI Holding Corp.†	8.00%	3/15/2018		1,125	1,199,531
Total					17,984,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Broadcasting 0.51%

Cox Communications, Inc.†	6.45%	12/1/2036	$7,249	$7,780,308
Cox Communications, Inc.†	8.375%	3/1/2039	1,000	1,284,218
Total				9,064,526

Brokers 1.31%

Jefferies Group LLC	6.875%	4/15/2021	8,990	10,450,875
Raymond James Financial, Inc.	8.60%	8/15/2019	10,000	12,714,570
Total				23,165,445

Building Materials 1.20%

Associated Materials LLC/AMH New Finance, Inc.	9.125%	11/1/2017	399	420,945
Building Materials Corp. of America†	7.00%	2/15/2020	3,400	3,663,500
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	465	467,325
Nortek, Inc.	10.00%	12/1/2018	250	276,875
Owens Corning, Inc.	9.00%	6/15/2019	10,500	13,095,453
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,550	2,824,125
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	600	585,000
Total				21,333,223

Business Services 0.67%

Alliance Data Systems Corp.†	6.375%	4/1/2020	1,500	1,612,500
Chicago Parking Meters LLC†	5.489%	12/30/2020	3,000	3,195,164
Cielo SA/Cielo USA, Inc. (Brazil)†(b)	3.75%	11/16/2022	500	454,375
Expedia, Inc.	5.95%	8/15/2020	5,945	6,648,989
Total				11,911,028

Cable Services 1.38%

Historic TW, Inc.	9.15%	2/1/2023	3,251	4,440,492
Time Warner Cable, Inc.	6.55%	5/1/2037	7,750	9,008,158
Time Warner Cable, Inc.	7.30%	7/1/2038	8,750	10,969,315
Total				24,417,965

Chemicals 2.96%

Braskem Finance Ltd.	6.45%	2/3/2024	500	508,750
CF Industries, Inc.	7.125%	5/1/2020	10,250	12,280,484
Dow Chemical Co. (The)	9.40%	5/15/2039	2,000	3,120,510
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	2,800	2,891,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Methanex Corp. (Canada)(b)	5.25%	3/1/2022	$6,125	$6,672,489
Montell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	9,740	12,588,590
NewMarket Corp.	4.10%	12/15/2022	4,000	3,975,004
Phibro Animal Health Corp.†	9.25%	7/1/2018	2,200	2,354,000
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	6,600	8,114,060
Total				52,504,887

Coal 0.15%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	1,500	1,625,625
CONSOL Energy, Inc.	8.00%	4/1/2017	1,000	1,045,000
Total				2,670,625

Communications & Media 0.21%

Digicel Ltd. (Jamaica)†(b)	8.25%	9/1/2017	3,550	3,709,750

Communications Services 0.05%

CenturyLink, Inc.	6.875%	1/15/2028	1,000	960,000

Communications Technology 0.51%

Juniper Networks, Inc.	4.50%	3/15/2024	1,500	1,505,376
Juniper Networks, Inc.	4.60%	3/15/2021	7,251	7,468,080
Total				8,973,456

Computer Service 0.11%

Ceridian Corp.	11.25%	11/15/2015	2,000	2,022,500

Computer Software 0.36%

Aspect Software, Inc.	10.625%	5/15/2017	550	581,625
Netflix, Inc.	5.375%	2/1/2021	2,400	2,520,000
SunGard Data Systems, Inc.	7.375%	11/15/2018	3,000	3,198,750
Total				6,300,375

Consumer Products 0.63%

Avon Products, Inc.	4.60%	3/15/2020	6,150	6,280,835
Tupperware Brands Corp.	4.75%	6/1/2021	4,750	4,911,082
Total				11,191,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Containers 0.43%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096		$4,625	$4,370,625
Rock-Tenn Co.	4.90%	3/1/2022		3,000	3,237,312
Total					7,607,937

Copper 0.21%

Freeport-McMoRan Corp.	7.125%	11/1/2027		2,150	2,376,225
Freeport-McMoRan Corp.	9.50%	6/1/2031		1,053	1,379,893
Total					3,756,118

Data Product, Equipment & Communications 0.52%

Fidelity National Information Services, Inc.	5.00%	3/15/2022		6,375	6,648,526
Total System Services, Inc.	3.75%	6/1/2023		2,750	2,612,327
Total					9,260,853

Diversified 0.07%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017		1,250	1,293,750

Drugs 0.64%

Capsugel FinanceCo SCA†(d)	9.875%	8/1/2019	EUR	1,750	2,666,378
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019		$415	431,341
CFR International SpA (Chile)†(b)	5.125%	12/6/2022		1,476	1,408,804
Grifols, Inc.	8.25%	2/1/2018		2,800	2,999,500
Hospira, Inc.	5.80%	8/12/2023		3,475	3,795,339
Total					11,301,362

Electric: Power 3.31%

AES El Salvador Trust II (Panama)†(b)	6.75%	3/28/2023		700	647,500
Astoria Depositor Corp.†	8.144%	5/1/2021		2,500	2,625,000
CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022		1,700	1,749,139
DPL, Inc.	7.25%	10/15/2021		5,500	5,520,625
Duquesne Light Holdings, Inc.	6.25%	8/15/2035		2,650	2,965,986
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020		1,150	1,345,545
Entergy Corp.	5.125%	9/15/2020		7,757	8,361,681
Exelon Generation Co. LLC	4.25%	6/15/2022		6,000	6,026,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Indiantown Cogeneration LP	9.77%	12/15/2020	$1,092	$1,240,959
Mississippi Power Co.	5.40%	7/1/2035	3,075	3,183,784
NiSource Finance Corp.	6.25%	12/15/2040	1,000	1,148,922
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,900	1,972,092
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	10,000	10,966,080
Red Oak Power LLC	8.54%	11/30/2019	2,405	2,492,247
System Energy Resources, Inc.	4.10%	4/1/2023	8,350	8,485,905
Total				58,732,153

Electrical: Household 0.30%

Energizer Holdings, Inc.	4.70%	5/19/2021	5,150	5,388,213

Electronics 0.29%

PerkinElmer, Inc.	5.00%	11/15/2021	4,950	5,205,677

Electronics: Semi-Conductors/Components 0.01%

Freescale Semiconductor, Inc.	10.125%	12/15/2016	250	255,625

Energy Equipment & Services 1.54%

Alta Wind Holdings LLC†	7.00%	6/30/2035	2,438	2,697,965
Cameron International Corp.	7.00%	7/15/2038	2,121	2,675,294
Energy Transfer Partners LP	6.625%	10/15/2036	3,195	3,597,838
Energy Transfer Partners LP	7.50%	7/1/2038	5,000	6,129,125
Energy Transfer Partners LP	8.25%	11/15/2029	1,966	2,437,901
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,975	7,648,980
Stone Energy Corp.	7.50%	11/15/2022	2,000	2,165,000
Total				27,352,103

Engineering & Contracting Services 0.36%

AGCO Corp.	5.875%	12/1/2021	4,150	4,541,001
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	2,000	1,870,000
Total				6,411,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Entertainment 0.77%

Greektown Superholdings, Inc.	13.00%	7/1/2015		$3,350	$3,512,475
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019		1,600	1,756,000
Seminole Indian Tribe of Florida†	6.535%	10/1/2020		5,000	5,525,000
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021		1,350	1,485,000
WMG Holdings Corp.	13.75%	10/1/2019		600	723,000
WMG Holdings Corp.†	13.75%	10/1/2019		500	602,500
Total					13,603,975

Financial Services 3.82%

Air Lease Corp.	4.75%	3/1/2020		7,070	7,476,525
Comcel Trust†	6.875%	2/6/2024		1,500	1,554,375
DTEK Finance plc (United Kingdom)†(b)	7.875%	4/4/2018		900	720,000
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022		6,000	5,995,296
FMR LLC†	7.57%	6/15/2029		6,600	8,820,511
General Electric Capital Corp.	7.125%	—	(c)	3,500	3,978,828
Graton Economic Development Authority†	9.625%	9/1/2019		400	464,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017		1,500	1,605,000
Legacy Reserves LP/Legacy Reserves Finance Corp.†	6.625%	12/1/2021		400	398,000
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020		1,200	1,278,000
Lender Processing Services, Inc.	5.75%	4/15/2023		7,250	7,766,562
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		2,953	3,303,235
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017		2,397	2,511,148
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020		3,875	3,942,813
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018		3,275	3,438,750
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029		4,248	5,160,967
Scottrade Financial Services, Inc.†	6.125%	7/11/2021		6,725	6,787,495
Western Union Co. (The)	3.35%	5/22/2019		2,500	2,509,833
Total					67,711,338

Financial: Miscellaneous 0.52%

Hercules Offshore, Inc.†	10.25%	4/1/2019		500	572,500
Moody’s Corp.	4.50%	9/1/2022		5,500	5,697,434
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020		2,700	2,988,376
Total					9,258,310

Food 1.45%

Alicorp SAA (Peru)†(b)	3.875%	3/20/2023		1,200	1,119,000
Big Heart Pet Brands	7.625%	2/15/2019		332	346,110
Cencosud SA (Chile)†(b)	4.875%	1/20/2023		2,900	2,776,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food (continued)

CFG Investment SAC (Peru)†(b)	9.75%	7/30/2019		$350	$349,125
Cosan Luxembourg SA (Luxembourg)†(b)	5.00%	3/14/2023		4,100	3,755,600
Diamond Foods, Inc.†	7.00%	3/15/2019		1,500	1,550,625
ESAL GmbH (Austria)†(b)	6.25%	2/5/2023		1,400	1,309,000
Flowers Foods, Inc.	4.375%	4/1/2022		6,900	7,056,085
Grupo Bimbo SAB de CV (Mexico)†(b)	4.875%	6/30/2020		1,250	1,334,300
H.J. Heinz Finance Co.†	7.125%	8/1/2039		325	342,875
Land O’Lakes Capital Trust I†	7.45%	3/15/2028		2,700	2,632,500
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019		1,550	1,712,750
Southern States Cooperative, Inc.†	10.00%	8/15/2021		1,000	995,000
Wells Enterprises, Inc.†	6.75%	2/1/2020		333	345,071
Total					25,624,661

Food/Beverage 0.05%

BRF SA (Brazil)†(d)	7.75%	5/22/2018	BRL	2,500	867,363

Gaming 0.27%

CCM Merger, Inc.†	9.125%	5/1/2019		$1,800	1,921,500
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018		2,750	2,775,781
Total					4,697,281

Health Care 0.03%

VWR Funding, Inc.†	10.75%	6/30/2017		500	514,375

Health Care Products 0.38%

Forest Laboratories, Inc.†	4.875%	2/15/2021		2,990	3,203,038
Mallinckrodt International Finance SA (Luxembourg)†(b)	4.75%	4/15/2023		3,750	3,569,707
Total					6,772,745

Health Care Services 0.51%

Dignity Health	4.50%	11/1/2042		680	590,218
Emdeon, Inc.	11.00%	12/31/2019		1,070	1,243,875
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022		6,755	7,261,625
Total					9,095,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.09%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(b)	4.25%	5/9/2020	$1,750	$1,589,875

Household Furnishings 0.09%

Arcelik AS (Turkey)†(b)	5.00%	4/3/2023	1,800	1,588,500

Industrial Products 0.29%

KOC Holding AS (Turkey)†(b)	3.50%	4/24/2020	1,000	902,700
Mueller Water Products, Inc.	7.375%	6/1/2017	2,250	2,323,125
PPL WW Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	1,750	1,973,550
Total				5,199,375

Insurance 1.55%

Aon Corp.	8.205%	1/1/2027	5,000	6,130,200
CNO Financial Group, Inc.†	6.375%	10/1/2020	2,892	3,094,440
Protective Life Corp.	8.45%	10/15/2039	1,330	1,794,468
Prudential Financial, Inc.	5.625%	6/15/2043	15,852	16,446,450
Total				27,465,558

Investment Management Companies 0.66%

Affiliated Managers Group, Inc.	4.25%	2/15/2024	3,000	3,030,228
Ares Capital Corp.	4.875%	11/30/2018	4,000	4,179,800
Lazard Group LLC	4.25%	11/14/2020	2,000	2,107,434
Oaktree Capital Management LP†	6.75%	12/2/2019	2,000	2,367,662
Total				11,685,124

Leasing 0.30%

Jurassic Holdings III, Inc.†	6.875%	2/15/2021	325	335,562
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	4,725	5,020,946
Total				5,356,508

Leisure 0.87%

Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	5,500	6,695,804
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	7,825	8,646,625
Total				15,342,429

Lodging 1.09%

Host Hotels & Resorts LP	5.25%	3/15/2022	5,425	5,899,167
Host Hotels & Resorts LP	6.00%	10/1/2021	3,600	4,093,531
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,804	6,824,883
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,450	2,443,875
Total				19,261,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery: Agricultural 0.87%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018		$2,500	$2,609,375
Lorillard Tobacco Co.	8.125%	6/23/2019		3,625	4,525,493
Lorillard Tobacco Co.	8.125%	5/1/2040		3,700	4,724,027
MHP SA (Ukraine)†(b)	8.25%	4/2/2020		3,825	3,175,515
MHP SA (Ukraine)†(b)	10.25%	4/29/2015		400	395,000
Total					15,429,410

Machinery: Industrial/Specialty 0.13%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019		1,300	1,449,500
Vander Intermediate Holding II Corp. PIK†	9.75%	2/1/2019		900	936,000
Total					2,385,500

Manufacturing 0.37%

Hillenbrand, Inc.	5.50%	7/15/2020		5,250	5,607,116
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		900	967,500
Total					6,574,616

Media 3.52%

21st Century Fox America, Inc.	6.75%	1/9/2038		13,671	16,437,327
Central European Media Enterprises Ltd.†(d)	11.625%	9/15/2016	EUR	600	877,871
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021		$14,000	15,125,124
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022		4,595	4,836,237
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		2,250	2,553,750
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022		6,425	6,409,606
Midcontinent Communications & Midcontinent Finance Corp.†	6.25%	8/1/2021		400	418,000
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020		600	657,000
Time Warner, Inc.	7.625%	4/15/2031		9,500	12,552,046
Videotron Ltee (Canada)(b)	9.125%	4/15/2018		469	488,933
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024		1,950	2,001,593
Total					62,357,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.22%

Glencore Canada Corp. (Canada)(b)	6.20%	6/15/2035	$925	$954,696
Severstal Columbus LLC	10.25%	2/15/2018	2,825	2,977,268
Total				3,931,964

Metals & Minerals: Miscellaneous 1.93%

Anglo American Capital plc (United Kingdom)†(b)	4.45%	9/27/2020	1,850	1,919,577
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	6,000	7,730,334
Barrick Gold Corp. (Canada)(b)	4.10%	5/1/2023	4,400	4,219,389
Barrick North America Finance LLC	4.40%	5/30/2021	9,225	9,352,914
Goldcorp, Inc. (Canada)(b)	3.70%	3/15/2023	5,000	4,782,835
IAMGOLD Corp. (Canada)†(b)	6.75%	10/1/2020	1,250	1,106,250
Kinross Gold Corp. (Canada)†(b)(e)	5.95%	3/15/2024	1,750	1,758,178
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	2,000	2,010,000
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	1,250	1,304,687
Total				34,184,164

Natural Gas 0.53%

SourceGas LLC†	5.90%	4/1/2017	4,150	4,426,278
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,000	2,180,510
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,000	2,699,344
Total				9,306,132

Office Furniture & Business Equipment 0.01%

CDW LLC/CDW Finance Corp.	12.535%	10/12/2017	86	90,730

Oil 4.25%

Afren plc (United Kingdom)†(b)	6.625%	12/9/2020	1,000	1,007,500
Afren plc (United Kingdom)†(b)	10.25%	4/8/2019	2,100	2,412,375
Alliance Oil Co. Ltd. (Russia)†(b)	7.00%	5/4/2020	2,800	2,583,000
Antero Resources Finance Corp.	7.25%	8/1/2019	682	736,560
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	1,950	2,135,250
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	6,075	7,417,125
Chaparral Energy, Inc.	8.25%	9/1/2021	2,917	3,208,700
DCP Midstream LLC†	5.85%	5/21/2043	5,000	4,712,500
DCP Midstream LLC†	9.75%	3/15/2019	5,000	6,438,085
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,900	2,052,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%	2/11/2020	900	931,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,525	2,764,875
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,000	1,085,000
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	2,500	2,793,750
Laredo Petroleum, Inc.†	5.625%	1/15/2022	1,200	1,222,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	$2,575	$2,665,125
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	2,850	3,021,000
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	9,603	11,780,135
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	750	538,875
Petroleos Mexicanos (Mexico)†(b)	4.875%	1/18/2024	645	664,644
Petroleos Mexicanos (Mexico)†(b)	6.375%	1/23/2045	770	819,399
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000	1,252,500
SEACOR Holdings, Inc.	7.375%	10/1/2019	2,750	3,038,750
Seadrill Ltd.†	6.125%	9/15/2020	2,500	2,575,000
Swift Energy Co.	7.875%	3/1/2022	970	999,100
Valero Energy Corp.	10.50%	3/15/2039	4,250	6,602,294
Total				75,457,542

Oil: Crude Producers 5.29%

Alberta Energy Co., Ltd. (Canada)(b)	8.125%	9/15/2030	4,965	6,441,104
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.†	6.125%	3/1/2022	1,500	1,575,000
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875%	2/15/2018	2,650	2,784,156
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	4,000	4,417,704
Enbridge Energy Partners LP	9.875%	3/1/2019	9,400	12,288,874
Enterprise Products Operating LLC	7.55%	4/15/2038	4,225	5,543,973
Forest Oil Corp.	7.25%	6/15/2019	242	209,330
Kerr-McGee Corp.	6.95%	7/1/2024	3,000	3,661,041
Kerr-McGee Corp.	7.125%	10/15/2027	3,100	3,698,585
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	5,000	4,973,360
Murphy Oil Corp.	3.70%	12/1/2022	6,300	6,033,359
OGX Austria GmbH (Austria)†(b)(f)	8.50%	6/1/2018	1,800	112,500
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	1,000	965,000
Plains Exploration & Production Co.	6.625%	5/1/2021	2,000	2,195,000
Plains Exploration & Production Co.	6.75%	2/1/2022	12,936	14,358,960
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	3,500	3,683,750
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,880	1,959,900
Ruby Pipeline LLC†	6.00%	4/1/2022	9,000	9,689,427
Sabine Pass Liquefaction LLC†	6.25%	3/15/2022	6,000	6,217,500
Southern Star Central Corp.†	6.75%	3/1/2016	1,605	1,611,019
W&T Offshore, Inc.	8.50%	6/15/2019	1,350	1,468,125
Total				93,887,667

Oil: Integrated Domestic 1.81%

Enterprise Products Operating LLC(g)	8.375%	8/1/2066	8,000	8,944,928
Hess Corp.	7.125%	3/15/2033	1,650	2,074,492
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	7,360	8,733,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Kinder Morgan Energy Partners LP	7.30%	8/15/2033	$600	$727,840
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,570	1,914,466
Rowan Cos., Inc.	7.875%	8/1/2019	8,000	9,746,472
Total				32,141,530

Oil: Integrated International 2.27%

ENI SpA (Italy)†(b)	5.70%	10/1/2040	10,205	10,543,704
Transocean, Inc.	6.375%	12/15/2021	11,700	13,145,605
Weatherford International Ltd.	9.875%	3/1/2039	11,125	16,627,714
Total				40,317,023

Paper & Forest Products 0.93%

Georgia-Pacific LLC	8.875%	5/15/2031	8,475	12,343,685
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	4,065,538
Total				16,409,223

Production Technology Equipment 0.11%

Nuance Communications, Inc.†	5.375%	8/15/2020	2,000	2,015,000

Railroads 0.30%

Anadarko Holding Co.	7.95%	4/15/2029	4,307	5,387,678

Real Estate Investment Trusts 3.29%

American Tower Corp.	4.70%	3/15/2022	2,458	2,572,531
American Tower Corp.	5.05%	9/1/2020	4,164	4,536,591
American Tower Corp.	7.25%	5/15/2019	4,000	4,823,224
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	3.00%	2/6/2019	3,250	3,247,494
Corrections Corp. of America	4.125%	4/1/2020	4,001	3,930,982
Country Garden Holdings Co. Ltd. (China)†(b)	11.125%	2/23/2018	450	496,125
Country Garden Holdings Co. Ltd. (China)†(b)	11.25%	4/22/2017	450	479,250
EPR Properties	5.25%	7/15/2023	3,000	3,066,411
EPR Properties	7.75%	7/15/2020	8,000	9,516,392
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	5,444	6,229,357
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	3,000	3,324,447
Kilroy Realty LP	6.625%	6/1/2020	5,000	5,884,950
Potlatch Corp.	6.95%	12/15/2015	500	540,313
Potlatch Corp.	7.50%	11/1/2019	1,345	1,570,287
Vornado Realty LP	5.00%	1/15/2022	5,300	5,678,197
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,459,492
Total				58,356,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 1.14%

CDR DB Sub, Inc.†	7.75%	10/15/2020	$1,600	$1,564,000
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	1,000	1,047,500
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,375	1,445,756
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	1,000	1,027,500
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	746	765,583
QVC, Inc.	5.125%	7/2/2022	2,125	2,163,749
QVC, Inc.†	7.375%	10/15/2020	11,275	12,221,424
Total				20,235,512

Savings & Loan 0.60%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	5,696	6,693,381
People’s United Financial, Inc.	3.65%	12/6/2022	4,000	3,890,056
Total				10,583,437

Specialty Materials 0.06%

Interline Brands, Inc. PIK	10.00%	11/15/2018	925	1,018,656

Steel 1.19%

Allegheny Technologies, Inc.	5.875%	8/15/2023	3,425	3,570,724
Allegheny Technologies, Inc.	9.375%	6/1/2019	6,325	7,760,155
Metinvest BV (Netherlands)†(b)	8.75%	2/14/2018	700	616,000
Severstal OAO Via Steel Capital SA (Luxembourg)†(b)	4.45%	3/19/2018	1,580	1,566,175
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	4,000	4,317,568
Valmont Industries, Inc.	6.625%	4/20/2020	2,775	3,221,567
Total				21,052,189

Technology 0.15%

VeriSign, Inc.	4.625%	5/1/2023	2,750	2,695,000

Telecommunications 4.74%

Altice Financing SA (Luxembourg)†(b)	6.50%	1/15/2022	2,700	2,821,500
Block Communications, Inc.†	7.25%	2/1/2020	500	536,250
Consolidated Communications Finance Co.	10.875%	6/1/2020	3,850	4,485,250
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	1,750	1,868,125
GTE Corp.	6.94%	4/15/2028	25,527	30,858,033
GTE Corp.	8.75%	11/1/2021	905	1,183,550
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	400	417,000
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	3,075	2,967,375
Millicom International Cellular SA (Luxembourg)†(b)	6.625%	10/15/2021	1,800	1,885,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

MTS International Funding Ltd. (Ireland)†(b)	5.00%	5/30/2023	$1,850	$1,722,812
Orange SA (France) (9.00% after 3/1/2014)~(b)	8.75%	3/1/2031	2,545	3,652,335
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	1,700	1,776,500
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	850	904,188
U.S. Cellular Corp.	6.70%	12/15/2033	5,882	5,779,194
Verizon Communications, Inc.	7.75%	12/1/2030	14,000	18,497,920
Verizon Communications, Inc.	7.75%	6/15/2032	3,550	4,678,943
Total				84,034,475

Telephone-Long Distance 0.16%

Qwest Capital Funding, Inc.	6.875%	7/15/2028	3,000	2,865,000

Tobacco 0.64%

Altria Group, Inc.	9.95%	11/10/2038	7,075	11,255,349

Transportation: Miscellaneous 1.24%

Air Medical Group Holdings, Inc.	9.25%	11/1/2018	222	241,980
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	2,376	2,428,202
Florida East Coast Railway Corp.	8.125%	2/1/2017	1,666	1,743,886
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	3,175	3,357,562
Martin Midstream Partners LP/Martin Midstream Finance Corp.	8.875%	4/1/2018	500	524,375
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	12,375	13,713,950
Total				22,009,955

Utilities 0.52%

El Paso Electric Co.	6.00%	5/15/2035	1,075	1,202,132
Williams Cos., Inc. (The)	8.75%	3/15/2032	6,750	8,096,476
Total				9,298,608

Utilities: Electrical 0.17%

Puget Sound Energy, Inc.(h)	6.974%	6/1/2067	3,000	3,058,020
Total Corporate Bonds (cost $1,324,334,414)				1,360,822,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(i) 0.72%

Energy Equipment & Services 0.08%

Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	$1,399	$1,430,705

Food/Tobacco 0.02%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	325	338,406

Health Care 0.17%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	500	505,313
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	201	204,053
PharMEDium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/6/2022	2,281	2,320,917
Total				3,030,283

Services 0.20%

Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	765	792,016
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	1,150	1,177,313
Road Infrastructure Investment LLC 1st Lien Term Loan	6.25%	3/30/2018	341	343,935
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018	1,250	1,265,625
Total				3,578,889

Utilities 0.25%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020	1,243	1,277,182
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	1,915	1,967,663
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017	1,167	1,201,896
Total				4,446,741
Total Floating Rate Loans (cost $12,587,784)				12,825,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(d) 0.82%

Mexico 0.12%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	$2,066,604

United Kingdom 0.70%

Old Mutual plc	8.00%	6/3/2021	GBP	5,000	9,103,579
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	1,100	1,622,716
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	1,250	1,777,137
Total					12,503,432
Total Foreign Bonds (cost $14,100,135)					14,570,036

FOREIGN GOVERNMENT OBLIGATIONS 0.82%

Angola 0.06%

Republic of Angola(b)	7.00%	8/16/2019		$1,000	1,082,500

Argentina 0.04%

City of Buenos Aires†(b)	9.95%	3/1/2017		500	475,000
Provincia de Neuquen†(b)	7.875%	4/26/2021		176	171,600
Republic of Argentina(b)	8.28%	12/31/2033		210	153,523
Total					800,123

Brazil 0.11%

Federal Republic of Brazil†(b)	5.333%	2/15/2028		2,000	1,928,000

Dominican Republic 0.06%

Dominican Republic†(b)	7.50%	5/6/2021		900	999,000

Ghana 0.15%

Republic of Ghana†(b)	7.875%	8/7/2023		2,900	2,697,000

Indonesia 0.11%

Perusahaan Penerbit SBSN†(b)	3.30%	11/21/2022		1,200	1,071,000
Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018		900	923,625
Total					1,994,625

Panama 0.02%

Republic of Panama(b)	4.30%	4/29/2053		375	299,250

Russia 0.05%

Russia Eurobonds†(b)	4.875%	9/16/2023		800	814,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Slovenia 0.07%

Republic of Slovenia†(b)	5.25%		2/18/2024	$1,250		$1,279,388

Tanzania 0.07%

United Republic of Tanzania(b)	6.392	%#	3/9/2020	1,250		1,287,500

Trinidad And Tobago 0.06%

Republic of Trinidad & Tobago†(b)	4.375%		1/16/2024	1,000		1,042,500

Venezuela 0.02%

Republic of Venezuela(b)	9.375%		1/13/2034	450		321,750
Total Foreign Government Obligations (cost $15,090,544)						14,546,036

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(j)	10/15/2020	—	(k)	2,961
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	9		8,537
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(j)	8/15/2021	—	(k)	6,754
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(j)	12/15/2020	—	(k)	1,883
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(j)	12/15/2020	—	(k)	3,045
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(j)	2/15/2021	—	(k)	2,123
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(j)	2/15/2021	—	(k)	2,122
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(j)	4/15/2021	—	(k)	1,169
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(j)	4/15/2021	—	(k)	1,593
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(j)	4/15/2021	—	(k)	5,941
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(j)	5/15/2021	—	(k)	8,572
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	14		13,450
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(j)	9/15/2021	—	(k)	2,412
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	25		23,843
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(j)	11/15/2021	—	(k)	1,117
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(j)	2/15/2022	—	(k)	452
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(j)	4/15/2022	—	(k)	669
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	55		52,108
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	23		22,404
Federal National Mortgage Assoc. 94 2 IO	9.50	%(j)	8/1/2021	6		1,333
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	3		2,698
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(j)	12/25/2021	—	(k)	1,382

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $131,871)						166,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.00%

Federal Home Loan Mortgage Corp.(l)	4.00%	TBA	$26,000	$27,110,078
Federal National Mortgage Assoc.(l)	3.50%	TBA	37,900	38,326,375
Federal National Mortgage Assoc.(l)	4.50%	TBA	4,500	4,821,328
Federal National Mortgage Assoc.(l)	5.50%	TBA	45,000	49,689,855
Government National Mortgage Assoc.(l)	4.00%	TBA	3,960	4,186,462
Total Government Sponsored Enterprises Pass-Throughs (cost $123,527,811)				124,134,098

MUNICIPAL BONDS 3.08%

Education 0.08%

Univ of California Bd of Regs	6.27%	5/15/2031	1,300	1,442,233

Electric Revenue Bonds 0.54%

American Municipal Power, Inc.	6.27%	2/15/2050	1,250	1,425,825
American Municipal Power, Inc.	7.334%	2/15/2028	1,100	1,335,466
American Municipal Power, Inc.	7.834%	2/15/2041	5,000	6,785,050
Total				9,546,341

Other Revenue 0.36%

Dallas Convention Center Hotel	7.088%	1/1/2042	2,500	2,992,325
Miami Dade Cnty, FL	6.91%	7/1/2039	3,065	3,341,279
Total				6,333,604

Transportation 1.51%

Chicago, IL	6.845%	1/1/2038	4,750	5,182,535
Clark Cnty, NV	6.881%	7/1/2042	2,750	2,966,233
Metropolitan Washington Arpt	7.462%	10/1/2046	4,655	5,588,048
North Texas Tollway Auth	8.91%	2/1/2030	5,750	6,738,195
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	6,000	6,369,840
Total				26,844,851

Utilities 0.59%

Chicago, IL	6.742%	11/1/2040	4,625	5,326,890
Guam Pwr Auth	7.50%	10/1/2015	1,035	1,050,639
Los Angeles Cnty, CA	7.488%	8/1/2033	250	309,107
Los Angeles Dept Wtr & Pwr, CA	7.003%	7/1/2041	1,000	1,127,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Utilities (continued)

Municipal Elec Auth of Georgia	7.055%		4/1/2057	$2,425	$2,551,900
Total					10,365,656
Total Municipal Bonds (cost $53,423,010)					54,532,685

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.16%

Banc of America Commercial Mortgage Trust 2007-2 AM	5.611	%#	4/10/2049	8,245	9,192,495
Banc of America Funding Corp. 2007-6 A1	0.448	%#	7/25/2037	875	729,292
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	1,325	1,539,424
Citigroup Commercial Mortgage Trust 2013-GC11 AS	3.422%		4/10/2046	5,980	5,839,449
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.335	%#	6/15/2022	985	978,204
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	11,100	10,149,235
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.971	%#	9/15/2039	1,300	1,416,351
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(b)	2.186	%#	10/18/2054	1,250	1,271,175
Granite Master Issuer plc 2006-3 A4 (United Kingdom)(b)	0.234	%#	12/20/2054	610	604,103
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1,175	1,195,594
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	2,000	2,189,503
GS Mortgage Securities Corp. II 2013-GC12 XA	1.80	%#	6/10/2046	29,772	3,066,617
GS Mortgage Securities Corp. II 2013-GC12 XB	0.546	%#	6/10/2046	47,400	2,056,805
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(b)	1.639	%#	10/15/2054	722	723,417
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD11 A2	5.80	%#	6/15/2049	1,119	1,125,644
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.648	%#	3/18/2051	3,810	4,097,084
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%		6/15/2045	2,940	3,024,596
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A3	3.578%		2/15/2047	721	744,396
Merrill Lynch Floating Trust 2008-LAQA A1†	0.695	%#	7/9/2021	1,526	1,524,158
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%		10/25/2036	2,289	2,078,165
Merrill Lynch/Countrywide Commercial Mortgage Trust	3.00%		6/25/2037	2,000	985,000
Merrill Lynch/Countrywide Commercial Mortgage Trust	3.00%		7/25/2036	1,200	598,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	$1,377	$1,292,985
Sequoia Mortgage Trust 2012-6 A2	1.808%	12/25/2042	1,646	1,466,558
Sequoia Mortgage Trust 2013-1 2A1	1.855%	2/25/2043	1,596	1,387,080
Sequoia Mortgage Trust 2013-2 A	1.874%	2/25/2043	3,099	2,746,938
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	2,374	2,375,080
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,774	1,940,400
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	3,360	3,653,424
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.304%#	7/15/2046	2,256	1,997,780
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	1,830	1,838,257
Total Non-Agency Commercial Mortgage-Backed Securities (cost $74,888,997)				73,828,084

	Dividend		Shares
	Rate		(000)
PREFERRED STOCKS 0.40%

Banks: Diversified 0.23%

Wells Fargo & Co.	6.625%		150	4,014,000

Utilities 0.17%

SCE Trust III	5.75%		120	3,023,488
Total Preferred Stocks (cost $6,740,000)				7,037,488
Total Long-Term Investments (cost $1,771,235,758)				1,808,824,215

	Interest Rate		Principal Amount (000)
SHORT-TERM INVESTMENTS 3.33%

COMMERCIAL PAPER 0.69%

Energy Equipment & Services 0.11%

Talisman Energy, Inc.	Zero Coupon	3/5/2014	$1,000	999,961
Talisman Energy, Inc.	Zero Coupon	3/17/2014	1,000	999,728
Total				1,999,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Lodging 0.06%

Wyndham Worldwide Corp.	Zero Coupon	3/6/2014		$1,000	$999,950

Oil 0.24%

DCP Midstream LLC	Zero Coupon	3/4/2014		1,000	999,978
DCP Midstream LLC	Zero Coupon	3/5/2014		1,250	1,249,943
DCP Midstream LLC	Zero Coupon	4/1/2014		2,000	1,998,630
Total					4,248,551

Railroads 0.06%
Kansas City Southern Railway	Zero Coupon	3/7/2014		1,000	999,922

Utilities: Miscellaneous 0.22%
Enable Midstream	Zero Coupon	3/11/2014		1,000	999,802
Enable Midstream	Zero Coupon	3/17/2014		1,000	999,638
Enable Midstream	Zero Coupon	3/18/2014		2,000	1,999,209
Total					3,998,649
Total Commercial Paper (cost $12,246,209)					12,246,761

FOREIGN BOND(d) 0.10%

Nigeria

Nigeria Treasury Bill (cost $1,869,708)	Zero Coupon	3/6/2014	NGN	297,700	1,813,335

REPURCHASE AGREEMENT 2.54%

Repurchase Agreement dated 2/28/2014, Zero Coupon due 3/3/2014 with Fixed Income Clearing Corp. collateralized by $8,815,000 of Federal Farm Credit Bank at 0.45% due 2/3/2016; $10,920,000 of Federal Home Loan Bank at 2.375% due 3/14/2014; $24,395,000 of U.S. Treasury Note at 1.875% due 8/31/2017; $915,000 of U.S. Treasury Note at 0.625% due 8/31/2017; value: $45,997,588; proceeds: $45,094,832 (cost $45,094,832)				$45,095	45,094,832

Total Short-Term Investments (cost $59,210,749)					59,154,928

Total Investments in Securities 105.31% (cost $1,830,446,507)					1,867,979,143

Liabilities in Excess of Cash and Other Assets(m) (5.31%)					(94,159,765)

Net Assets 100.00%					$1,773,819,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

BRL	Brazilian real.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
NGN	Nigerian naira.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2014.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2014.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Securities purchased on a when-issued basis (See Note 2(f)).
(f)	Defaulted security.
(g)	Debenture pays interest at an annual fixed rate of 8.375% through August 1, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 3.708% through August 1, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to August 1, 2016.
(h)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2014.
(j)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(k)	Amount is less than $1,000.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(m)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Open Forward Foreign Currency Exchange Contracts at February 28, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	J.P. Morgan	5/12/2014	23,350,000	$2,452,731	$2,791,880	$339,149
Brazilian real	Buy	Credit Suisse	3/10/2014	11,330,000	4,686,660	4,826,835	140,175
Brazilian real	Buy	Barclays Bank plc	4/10/2014	8,450,000	3,482,095	3,570,172	88,077
Brazilian real	Buy	Credit Suisse	4/10/2014	4,440,000	1,845,325	1,875,925	30,600
Brazilian real	Buy	Credit Suisse	4/10/2014	430,000	174,962	181,677	6,715
Brazilian real	Buy	Morgan Stanley	4/10/2014	425,000	175,489	179,565	4,076
Brazilian real	Buy	Morgan Stanley	5/12/2014	9,480,000	3,842,101	3,973,319	131,218
Chilean peso	Buy	UBS AG	5/12/2014	1,685,000,000	2,991,832	2,992,868	1,036
Colombian peso	Buy	UBS AG	5/12/2014	10,400,000,000	5,043,647	5,066,951	23,304
euro	Buy	J.P. Morgan	3/10/2014	85,000	116,573	117,325	752
Hungarian forint	Buy	Goldman Sachs	4/10/2014	97,700,000	421,162	434,140	12,978
Hungarian forint	Buy	UBS AG	5/12/2014	583,000,000	2,571,036	2,585,692	14,656
Indian rupee	Buy	J.P. Morgan	3/10/2014	214,000,000	3,353,181	3,449,172	95,991
Indian rupee	Buy	Barclays Bank plc	4/10/2014	29,200,000	454,659	468,079	13,420
Indian rupee	Buy	Credit Suisse	4/10/2014	14,600,000	229,379	234,040	4,661
Indian rupee	Buy	J.P. Morgan	4/10/2014	222,800,000	3,562,520	3,571,510	8,990
Indian rupee	Buy	Barclays Bank plc	5/12/2014	530,000,000	8,308,512	8,443,188	134,676
Indonesian rupiah	Buy	J.P. Morgan	4/10/2014	8,750,000,000	700,841	752,390	51,549
Indonesian rupiah	Buy	J.P. Morgan	4/10/2014	2,175,000,000	176,485	187,023	10,538
Indonesian rupiah	Buy	Barclays Bank plc	5/12/2014	78,650,000,000	6,394,309	6,718,365	324,056
Malaysian ringgit	Buy	Barclays Bank plc	4/10/2014	8,550,000	2,581,912	2,605,631	23,719
Malaysian ringgit	Buy	J.P. Morgan	5/12/2014	9,185,000	2,751,648	2,793,251	41,603
Mexican peso	Buy	Morgan Stanley	4/10/2014	2,820,000	210,284	212,056	1,772
Mexican peso	Buy	Morgan Stanley	4/10/2014	4,715,000	350,432	354,555	4,123
Peruvian Nuevo sol	Buy	J.P. Morgan	4/10/2014	5,000,000	1,762,115	1,776,443	14,328
Peruvian Nuevo sol	Buy	J.P. Morgan	5/12/2014	5,100,000	1,777,313	1,803,010	25,697
Philippine peso	Buy	Barclays Bank plc	4/10/2014	112,600,000	2,514,796	2,518,928	4,132
Philippine peso	Buy	Barclays Bank plc	4/10/2014	13,575,000	298,562	303,681	5,119
Philippine peso	Buy	UBS AG	4/10/2014	98,900,000	2,188,537	2,212,451	23,914
Philippine peso	Buy	Barclays Bank plc	5/12/2014	213,100,000	4,694,867	4,764,030	69,163
Polish zloty	Buy	Barclays Bank plc	4/10/2014	11,520,000	3,738,973	3,813,170	74,197
Polish zloty	Buy	Goldman Sachs	4/10/2014	1,440,000	455,835	476,646	20,811
Polish zloty	Buy	J.P. Morgan	4/10/2014	11,280,000	3,653,917	3,733,729	79,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Polish zloty	Buy	J.P. Morgan	5/12/2014	27,460,000	$8,877,231	$9,071,262	$194,031
South African rand	Buy	Goldman Sachs	4/10/2014	11,800,000	1,087,872	1,089,661	1,789
South African rand	Buy	Goldman Sachs	4/10/2014	1,360,000	122,817	125,588	2,771
South African rand	Buy	Deutsche Bank AG	5/12/2014	25,770,000	2,312,186	2,367,468	55,282
South Korean won	Buy	Credit Suisse	4/10/2014	398,000,000	366,986	370,701	3,715
South Korean won	Buy	J.P. Morgan	5/12/2014	5,165,000,000	4,761,466	4,799,586	38,120
Thai baht	Buy	J.P. Morgan	4/10/2014	43,300,000	1,297,184	1,324,576	27,392
Thai baht	Buy	J.P. Morgan	4/10/2014	12,250,000	367,427	374,736	7,309
Thai baht	Buy	Bank of America	5/12/2014	60,845,000	1,840,442	1,858,405	17,963
Turkish lira	Buy	J.P. Morgan	4/10/2014	8,720,000	3,686,318	3,900,244	213,926
British pound	Sell	Goldman Sachs	6/11/2014	150,000	251,046	250,998	48
Chilean peso	Sell	J.P. Morgan	5/12/2014	100,000,000	177,949	177,618	331
Colombian peso	Sell	Goldman Sachs	3/10/2014	3,235,000,000	1,641,299	1,580,834	60,465
Colombian peso	Sell	UBS AG	3/10/2014	133,000,000	64,999	64,993	6
euro	Sell	J.P. Morgan	5/13/2014	672,000	927,978	927,552	426
Indian rupee	Sell	Barclays Bank plc	5/12/2014	6,700,000	106,897	106,735	162
Mexican peso	Sell	J.P. Morgan	3/10/2014	23,050,000	1,743,344	1,737,414	5,930
Mexican peso	Sell	Goldman Sachs	5/12/2014	14,870,000	1,119,597	1,115,491	4,106
Philippine peso	Sell	Barclays Bank plc	5/12/2014	4,000,000	89,524	89,423	101
Russian ruble	Sell	J.P. Morgan	3/7/2014	105,000,000	3,106,318	2,915,170	191,148
Singapore dollar	Sell	Goldman Sachs	3/10/2014	4,530,000	3,607,271	3,573,547	33,724
South African rand	Sell	Deutsche Bank AG	5/12/2014	965,000	88,856	88,654	202
South Korean won	Sell	J.P. Morgan	5/12/2014	152,000,000	141,676	141,246	430
Taiwan dollar	Sell	Barclays Bank plc	3/10/2014	13,185,000	448,012	435,185	12,827
Taiwan dollar	Sell	Barclays Bank plc	4/10/2014	91,600,000	3,052,316	3,024,083	28,233
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,725,444

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	J.P. Morgan	3/10/2014	48,200,000	$6,693,515	$6,100,687	$(592,828)
Argentine peso	Buy	J.P. Morgan	4/10/2014	23,800,000	3,066,023	2,927,985	(138,038)
Chilean peso	Buy	Goldman Sachs	3/10/2014	808,000,000	1,509,152	1,444,491	(64,661)
Chilean peso	Buy	J.P. Morgan	3/10/2014	2,810,000,000	5,210,458	5,023,538	(186,920)
Chilean peso	Buy	J.P. Morgan	3/10/2014	98,000,000	175,722	175,198	(524)
Colombian peso	Buy	Goldman Sachs	3/10/2014	532,000,000	263,106	259,970	(3,136)
Colombian peso	Buy	UBS AG	3/10/2014	19,500,000,000	9,958,633	9,528,984	(429,649)
Hungarian forint	Buy	Morgan Stanley	3/10/2014	2,095,000,000	9,440,615	9,326,494	(114,121)
Hungarian forint	Buy	J.P. Morgan	4/10/2014	464,400,000	2,129,786	2,063,608	(66,178)
Hungarian forint	Buy	Morgan Stanley	4/10/2014	344,100,000	1,544,612	1,529,043	(15,569)
Mexican peso	Buy	J.P. Morgan	3/10/2014	92,100,000	7,017,073	6,942,117	(74,956)
Mexican peso	Buy	J.P. Morgan	4/10/2014	90,400,000	6,864,241	6,797,833	(66,408)
Mexican peso	Buy	J.P. Morgan	5/12/2014	16,715,000	1,256,967	1,253,896	(3,071)
Philippine peso	Buy	Barclays Bank plc	3/10/2014	89,100,000	2,038,435	1,995,586	(42,849)
Russian ruble	Buy	Barclays Bank plc	3/7/2014	340,600,000	10,151,558	9,456,256	(695,302)
Russian ruble	Buy	Morgan Stanley	4/10/2014	49,100,000	1,461,353	1,357,223	(104,130)
Russian ruble	Buy	Morgan Stanley	5/12/2014	19,750,000	556,164	542,621	(13,543)
South African rand	Buy	Deutsche Bank AG	3/10/2014	67,000,000	6,333,985	6,216,358	(117,627)
South Korean won	Buy	Morgan Stanley	3/10/2014	2,895,000,000	2,713,469	2,709,169	(4,300)
South Korean won	Buy	UBS AG	4/10/2014	5,520,000,000	5,154,110	5,141,384	(12,726)
Taiwan dollar	Buy	Barclays Bank plc	3/10/2014	13,185,000	438,113	435,185	(2,928)
Taiwan dollar	Buy	Barclays Bank plc	4/10/2014	91,600,000	3,047,746	3,024,083	(23,663)
Thai baht	Buy	Barclays Bank plc	3/10/2014	118,700,000	3,644,458	3,637,127	(7,331)
Thai baht	Buy	J.P. Morgan	3/10/2014	151,000,000	4,629,062	4,626,843	(2,219)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Turkish lira	Buy	J.P. Morgan	3/10/2014	6,400,000	$3,091,768	$2,889,454	$(202,314)
Turkish lira	Buy	J.P. Morgan	4/10/2014	8,250,000	3,714,520	3,690,024	(24,496)
Turkish lira	Buy	J.P. Morgan	5/12/2014	9,030,000	4,001,182	4,000,404	(778)
Argentine peso	Sell	J.P. Morgan	5/12/2014	4,325,000	512,137	517,126	(4,989)
Brazilian real	Sell	Morgan Stanley	5/12/2014	3,375,000	1,376,989	1,414,552	(37,563)
British pound	Sell	J.P. Morgan	3/11/2014	2,015,000	3,305,237	3,374,043	(68,806)
British pound	Sell	Morgan Stanley	3/18/2014	3,365,000	5,485,064	5,634,271	(149,207)
euro	Sell	J.P. Morgan	3/10/2014	1,885,000	2,570,833	2,601,855	(31,022)
euro	Sell	UBS AG	3/10/2014	220,000	298,287	303,665	(5,378)
euro	Sell	Goldman Sachs	3/20/2014	570,000	784,233	786,762	(2,529)
euro	Sell	Goldman Sachs	4/17/2014	3,500,000	4,759,384	4,830,961	(71,577)
euro	Sell	J.P. Morgan	5/12/2014	960,000	1,305,949	1,325,074	(19,125)
Hungarian forint	Sell	Barclays Bank plc	5/12/2014	24,000,000	106,436	106,444	(8)
Mexican peso	Sell	J.P. Morgan	3/10/2014	69,050,000	5,158,074	5,204,703	(46,629)
Polish zloty	Sell	UBS AG	4/10/2014	430,000	142,069	142,332	(263)
Romanian new leu	Sell	Goldman Sachs	4/10/2014	11,765,000	3,507,110	3,596,666	(89,556)
Singapore dollar	Sell	Barclays Bank plc	3/10/2014	2,170,000	1,702,281	1,711,832	(9,551)
Turkish lira	Sell	Goldman Sachs	3/10/2014	3,640,000	1,622,699	1,643,377	(20,678)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,567,146)

Open Futures Contracts at February 28, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2014	1,854	Long	$222,219,281	$255,763
Ultra Long U.S. Treasury Bond	June 2014	343	Long	49,252,656	347,769
U.S. 10-Year Treasury Note	June 2014	42	Short	(5,230,313)	2,553
Net Unrealized Appreciation on Futures Contracts				$266,241,624	$606,085

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	March 2014	2,413	Short	$(304,301,922)	$(2,408,508)
U.S. Long Bond	June 2014	397	Short	(52,825,813)	(196,081)
Net Unrealized Depreciation on Futures Contracts				$(357,127,735)	$(2,604,589)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$146,361,657	$—	$146,361,657
Corporate Bonds	—	1,360,822,539	—	1,360,822,539
Floating Rate Loans(4)
Energy Equipment & Services	—	1,430,705	—	1,430,705
Food/Tobacco	—	338,406	—	338,406
Health Care	—	709,366	2,320,917	3,030,283
Services	—	1,969,329	1,609,560	3,578,889
Utilities	—	—	4,446,741	4,446,741
Foreign Bonds	—	16,383,371	—	16,383,371
Foreign Government Obligations	—	14,546,036	—	14,546,036
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	166,568	—	166,568
Government Sponsored Enterprises Pass-Throughs	—	124,134,098	—	124,134,098
Municipal Bonds	—	54,532,685	—	54,532,685
Non-Agency Commercial Mortgage-Backed Securities	—	73,828,084	—	73,828,084
Preferred Stocks	7,037,488	—	—	7,037,488
Commercial Paper	—	12,246,761	—	12,246,761
Repurchase Agreement	—	45,094,832	—	45,094,832
Total	$7,037,488	$1,852,564,437	$8,377,218	$1,867,979,143
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,725,444	$—	$2,725,444
Liabilities	—	(3,567,146)	—	(3,567,146)
Futures Contracts
Assets	606,085	—	—	606,085
Liabilities	(2,604,589)	—	—	(2,604,589)
Total	$(1,998,504)	$(841,702)	$—	$(2,840,206)

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2013	$1,270,968
Accrued discounts/premiums	175
Realized gain (loss)	182
Change in unrealized appreciation/depreciation	(3,224)
Purchases	2,597,214
Sales	(23,046)
Net transfers in or out of Level 3	4,534,949
Balance as of February 28, 2014	$8,377,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.05%

ASSET-BACKED SECURITIES 10.86%

Automobiles 4.63%

Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	$940	$942,161
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	389	389,053
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	1,245	1,246,807
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	1,210	1,211,614
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	819	818,140
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	685	688,724
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	1,200	1,204,853
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	1,486	1,486,871
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	1,300	1,300,840
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	1,523	1,522,548
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	1,927	1,928,073
Capital Auto Receivables Asset Trust 2013-4 A1	0.534%#	3/21/2016	1,000	1,000,914
Capital Auto Receivables Asset Trust 2013-4 A2	0.85%	2/21/2017	900	901,180
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	5	4,994
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	970	973,205
Ford Credit Auto Lease Trust 2013-B A3	0.76%	9/15/2016	1,000	1,003,704
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	1,500	1,504,037
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	3,800	3,806,281
Hyundai Auto Lease Securitization Trust 2013-B A3†	0.98%	10/17/2016	1,300	1,307,466
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	1,280	1,281,247
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	3,275	3,278,951
Santander Drive Auto Receivables Trust 2012-2 A3	1.22%	12/15/2015	407	407,550
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	800	800,497
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%	2/16/2016	519	519,044
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%	2/16/2016	78	77,904
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	350	350,225
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%	3/15/2016	832	831,822
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	882	882,347
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	930	931,228
Santander Drive Auto Receivables Trust 2013-5 A3	0.82%	2/15/2018	1,037	1,038,610
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	2,555	2,556,016
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	1,929	1,930,088
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%	5/16/2016	980	982,559
Total				39,109,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 1.21%

American Express Credit Account Master Trust 2012-3 B	0.655	%#	3/15/2018	$300	$299,560
Citibank Omni Master Trust 2009-A14A†	2.905	%#	8/15/2018	2,550	2,579,135
Discover Card Execution Note Trust 2012-B3	0.605	%#	5/15/2018	1,150	1,150,433
Dryrock Issuance Trust 2012-1 A	0.305	%#	8/15/2017	1,825	1,823,978
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	750	750,739
MBNA Credit Card Master Note Trust 2004-B1	4.45%		8/15/2016	1,460	1,462,792
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	400	402,566
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	1,750	1,748,432
Total					10,217,635

Home Equity 0.63%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.318	%#	5/25/2036	1,831	1,671,013
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1 A3	0.248	%#	12/25/2036	243	240,169
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.228	%#	12/25/2036	42	41,210
Home Equity Asset Trust 2006-6 2A2	0.268	%#	11/25/2036	393	392,407
Home Equity Asset Trust 2006-7 2A2	0.268	%#	1/25/2037	1,578	1,546,006
Home Equity Asset Trust 2006-8 2A2	0.268	%#	3/25/2037	767	754,061
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	500	492,749
Option One Mortgage Loan Trust 2005-1 A4	0.958	%#	2/25/2035	212	208,120
Total					5,345,735

Other 4.39%

ARES CLO Ltd. 2007-3RA A2†	0.457	%#	4/16/2021	979	961,926
Atrium V-5A A1†	0.485	%#	7/20/2020	409	404,767
CIT Mortgage Loan Trust 2007-1 2A2†	1.406	%#	10/25/2037	873	871,960
Dryden VIII Leveraged Loan CDO 2005-8A C†	0.956	%#	5/22/2017	750	734,947
Fairway Loan Funding Co. 2006-1A A3L†	0.898	%#	10/17/2018	400	391,322
FBR Securitization Trust 2005-4 AV24	0.858	%#	10/25/2035	1,051	918,967
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.258	%#	12/25/2036	61	61,230
Flagship CLO V 2006-1A A†	0.475	%#	9/20/2019	885	874,139
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.545	%#	12/20/2020	500	489,362
Gannett Peak CLO Ltd. 2006-1A A1B†	0.509	%#	10/27/2020	102	101,404
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	1,100	1,108,198
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	2,750	2,748,464
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	1,000	996,869
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	750	747,731
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	1,000	988,836
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,000	985,835
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	1,470	1,470,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	$800	$801,201
Jasper CLO Ltd. 2005-1A A†	0.508	%#	8/1/2017	551	547,300
JFIN Revolver CLO Ltd. 2013-1A A†	1.497	%#	1/20/2021	750	747,102
Landmark VII CDO Ltd. 2006-7A A3L†	0.989	%#	7/15/2018	500	484,493
LCM V Ltd. 5A A1†	0.476	%#	3/21/2019	1,000	980,419
Liberty CLO Ltd. 2005-1A A1C†	0.488	%#	11/1/2017	248	247,451
Morgan Stanley ABS Capital I 2006-HE1 A3	0.338	%#	1/25/2036	285	281,982
Mountain Capital CLO IV Ltd. 2005-4A A2L†	0.693	%#	3/15/2018	500	493,500
Mountain View CLO III Ltd. 2007-3A A1†	0.452	%#	4/16/2021	1,140	1,124,701
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	1,300	1,283,780
Nautique Funding Ltd. 2006-1A A1A†	0.489	%#	4/15/2020	1,020	1,009,813
Ocean Trails CLO I 2006-1A A1†	0.492	%#	10/12/2020	920	904,479
OHA Park Avenue CLO Ltd. 2007-1A A1B†	0.473	%#	3/14/2022	996	979,631
Race Point III CLO Ltd. 2006-3 A (Ireland)†(a)	0.499	%#	4/15/2020	841	834,275
Saxon Asset Securities Trust 2006-3 A2	0.268	%#	10/25/2046	15	14,939
Securitized Asset Backed Receivables LLC Trust 2005-FR5 A1B	0.438	%#	8/25/2035	535	515,790
SLM Student Loan Trust 2006-4 A4	0.319	%#	4/25/2023	268	267,819
SLM Student Loan Trust 2010-A 2A†	3.405	%#	5/16/2044	1,699	1,805,603
SLM Student Loan Trust 2011-1 A1(b)	0.676	%#	3/25/2026	396	396,763
SLM Student Loan Trust 2011-A A1†	1.155	%#	10/15/2024	1,739	1,748,336
SLM Student Loan Trust 2011-B A1†	1.005	%#	12/16/2024	874	876,748
SLM Student Loan Trust 2011-C A1†	1.555	%#	12/15/2023	891	897,915
SLM Student Loan Trust 2012-A A1†	1.555	%#	8/15/2025	160	161,964
SLM Student Loan Trust 2012-C A1†	1.255	%#	8/15/2023	814	818,687
SLM Student Loan Trust 2012-E A1†	0.905	%#	10/16/2023	629	630,157
SLM Student Loan Trust 2013-B A1†	0.805	%#	7/15/2022	1,617	1,619,103
Structured Asset Securities Corp. 2006-GEL3 A2†	0.388	%#	7/25/2036	95	93,899
Structured Asset Securities Corp. 2007-BC2 A3	0.288	%#	3/25/2037	1,258	1,225,006
WhiteHorse III Ltd. 2006-1A A1L†	0.508	%#	5/1/2018	511	508,825
Total					37,157,922
Total Asset-Backed Securities (cost $91,703,830)					91,830,845

CORPORATE BONDS 43.39%

Aerospace/Defense 0.04%

Exelis, Inc.	4.25%		10/1/2016	78	82,478
Litton Industries, Inc.	6.75%		4/15/2018	200	234,573
Total					317,051

Air Transportation 0.24%

Continental Airlines, Inc.	7.25%		5/10/2021	58	66,933
Continental Airlines, Inc.	7.461%		10/1/2016	9	8,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation (continued)

United Airlines, Inc.†	6.75%	9/15/2015	$1,250	$1,281,250
US Airways 2012-1 Class C Pass-Through Trust	9.125%	10/1/2015	661	700,596
Total				2,057,684

Apparel 0.40%

Fifth & Pacific Cos., Inc.	10.50%	4/15/2019	400	425,000
J. Crew Group, Inc.	8.125%	3/1/2019	1,675	1,758,750
Perry Ellis International, Inc.	7.875%	4/1/2019	219	232,140
PVH Corp.	7.375%	5/15/2020	900	1,003,500
Total				3,419,390

Auto Parts: Original Equipment 0.16%

Continental Rubber of America Corp.†	4.50%	9/15/2019	359	382,105
Delphi Corp.	5.875%	5/15/2019	50	52,688
Delphi Corp.	6.125%	5/15/2021	713	796,777
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	100	105,750
Stanadyne Holdings, Inc.	12.00%	2/15/2015	18	13,815
Total				1,351,135

Automotive 0.15%

Hyundai Capital America†	2.875%	8/9/2018	500	512,741
Hyundai Capital America†	4.00%	6/8/2017	200	213,199
Kia Motors Corp. (South Korea)†(a)	3.625%	6/14/2016	200	208,870
Oshkosh Corp.	8.25%	3/1/2017	350	365,313
Total				1,300,123

Banks: Diversified 6.21%

Associated Banc-Corp	5.125%	3/28/2016	1,370	1,459,799
Banco de Costa Rica (Costa Rica)†(a)	5.25%	8/12/2018	400	403,000
Banco de Credito e Inversiones (Chile)†(a)	3.00%	9/13/2017	400	405,605
Banco del Estado de Chile (Chile)†(a)	2.00%	11/9/2017	1,000	996,322
Banco del Estado de Chile COD	2.03%	4/2/2015	100	101,487
Banco do Brasil SA	3.875%	1/23/2017	200	205,500
Banco Santander Chile (Chile)†(a)	2.117%#	6/7/2018	1,000	1,003,500
Bank of America Corp.	5.42%	3/15/2017	1,929	2,136,223
Bank of America Corp.	5.49%	3/15/2019	500	562,002
Bank of America Corp.	5.70%	5/2/2017	500	561,090
Bank of America Corp.	5.75%	8/15/2016	475	523,387
Bank of America Corp.	6.05%	5/16/2016	700	770,647
Bank of America Corp.	6.40%	8/28/2017	475	549,949
Bank of America Corp.	7.75%	8/15/2015	400	437,765
Bank of America Corp.	7.80%	9/15/2016	1,850	2,132,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)

Bank of America Corp.	10.20%	7/15/2015	$750	$835,054
Bank of America NA	5.30%	3/15/2017	2,675	2,966,316
Bank of America NA	6.10%	6/15/2017	500	568,962
Citigroup, Inc.	0.512%#	6/9/2016	550	541,367
Citigroup, Inc.	5.00%	9/15/2014	675	690,904
Citigroup, Inc.	5.50%	2/15/2017	2,522	2,803,705
Comerica Bank	8.375%	7/15/2024	750	771,400
Compagnie de Financement Foncier SA (France)†(a)	2.25%	3/7/2014	4,700	4,700,578
Discover Bank	7.00%	4/15/2020	250	297,502
Discover Bank	8.70%	11/18/2019	300	378,454
First Midwest Bancorp, Inc.	5.875%	11/22/2016	125	132,281
Goldman Sachs Group, Inc. (The)	2.625%	1/31/2019	700	704,758
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	2,225	2,467,774
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	3,125	3,604,991
Hana Bank (South Korea)†(a)	1.375%	2/5/2016	200	200,815
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018	1,800	2,059,403
ING Bank NV (Netherlands)†(a)	5.125%	5/1/2015	200	208,040
JPMorgan Chase & Co.	6.125%	6/27/2017	1,000	1,146,702
Korea Development Bank (The) (South Korea)(a)	0.862%#	1/22/2017	500	501,002
Korea Development Bank (The) (South Korea)(a)	1.00%	1/22/2016	200	200,453
Macquarie Bank Ltd. (Australia)†(a)	5.00%	2/22/2017	155	168,912
Morgan Stanley	5.95%	12/28/2017	1,945	2,233,358
Morgan Stanley	6.25%	8/28/2017	850	981,076
Morgan Stanley	7.30%	5/13/2019	950	1,166,070
National Savings Bank (Sri Lanka)†(a)	8.875%	9/18/2018	300	330,000
PNC Funding Corp.	5.625%	2/1/2017	47	52,320
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	15	16,425
Regions Bank	7.50%	5/15/2018	1,325	1,580,937
Regions Financial Corp.	2.00%	5/15/2018	661	651,628
Regions Financial Corp.	5.75%	6/15/2015	75	79,291
Regions Financial Corp.	7.75%	11/10/2014	450	472,017
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(a)	5.298%	12/27/2017	200	206,500
Sberbank via SB Capital SA (Russia)†(a)	4.95%	2/7/2017	200	212,000
Sberbank via SB Capital SA (Russia)(a)	5.40%	3/24/2017	100	107,250
Sberbank via SB Capital SA (Russia)†(a)	5.50%	2/26/2024	250	247,188
Standard Chartered Bank (United Kingdom)†(a)	6.40%	9/26/2017	1,400	1,594,880
Swedbank Hypotek AB (Sweden)†(a)	2.95%	3/28/2016	370	387,181
Synovus Financial Corp.	7.875%	2/15/2019	730	832,200
Turkiye Halk Bankasi AS (Turkey)†(a)	4.875%	7/19/2017	1,200	1,212,000
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	3.75%	4/15/2018	300	284,250
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	5.00%	10/31/2018	500	492,400
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	5.75%	4/24/2017	500	516,100
Valley National Bank	5.00%	7/15/2015	250	260,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)

Vnesheconombank Via VEB Finance plc (Ireland)†(a)	4.224%	11/21/2018	$200	$200,250
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(a)	6.00%	4/12/2017	200	212,000
Total				52,525,237

Banks: Money Center 0.59%

Akbank TAS (Turkey)†(a)	3.875%	10/24/2017	150	148,500
Banco de Credito del Peru (Peru)†(a)	4.75%	3/16/2016	100	106,000
Banco Nacional de Costa Rica (Costa Rica)†(a)	4.875%	11/1/2018	500	499,375
BBVA Banco Continental SA (Peru)†(a)	2.25%	7/29/2016	600	603,750
BBVA Banco Continental SA (Peru)†(a)	3.25%	4/8/2018	400	402,500
Export-Import Bank of Korea (South Korea)(a)	1.094%#	9/17/2016	400	401,502
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	200	214,200
Wilmington Trust Corp.	8.50%	4/2/2018	350	422,314
Zions Bancorporation	4.00%	6/20/2016	375	389,829
Zions Bancorporation	4.50%	3/27/2017	1,500	1,596,948
Zions Bancorporation	5.50%	11/16/2015	77	81,104
Zions Bancorporation	7.75%	9/23/2014	125	129,597
Total				4,995,619

Beverages 0.00%

Central American Bottling Corp.†	6.75%	2/9/2022	30	31,425

Biotechnology Research & Production 0.12%

STHI Holding Corp.†	8.00%	3/15/2018	925	986,281

Broadcasting 0.09%

Cox Communications, Inc.†	5.875%	12/1/2016	88	98,795
Cox Communications, Inc.†	6.25%	6/1/2018	200	230,966
Cox Communications, Inc.†	9.375%	1/15/2019	365	471,095
Total				800,856

Brokers 0.36%

Jefferies Group LLC	5.875%	6/8/2014	325	329,503
Jefferies Group LLC	8.50%	7/15/2019	1,145	1,419,800
Raymond James Financial, Inc.	8.60%	8/15/2019	1,000	1,271,457
Total				3,020,760

Building Materials 0.41%

Associated Materials LLC/AMH New Finance, Inc.	9.125%	11/1/2017	349	368,195
Cemex SAB de CV (Mexico)†(a)	4.989%#	10/15/2018	500	525,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Cemex SAB de CV (Mexico)†(a)	9.00%	1/11/2018	$500	$546,875
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	195	195,975
Interline Brands, Inc.	7.50%	11/15/2018	245	260,435
Interline Brands, Inc. PIK	10.00%	11/15/2018	625	688,281
Nortek, Inc.	10.00%	12/1/2018	75	83,063
Owens Corning, Inc.	6.50%	12/1/2016	200	222,557
Owens Corning, Inc.	9.00%	6/15/2019	446	556,245
Total				3,446,626

Business Services 0.35%

Alliance Data Systems Corp.†	5.25%	12/1/2017	1,100	1,157,750
Alliance Data Systems Corp.†	6.375%	4/1/2020	400	430,000
Expedia, Inc.	7.456%	8/15/2018	300	356,374
Iron Mountain, Inc.	8.375%	8/15/2021	932	997,240
Total				2,941,364

Cable Services 0.16%

Time Warner Cable, Inc.	5.85%	5/1/2017	1,199	1,357,118

Chemicals 1.16%

CF Industries, Inc.	6.875%	5/1/2018	1,245	1,452,416
CF Industries, Inc.	7.125%	5/1/2020	269	322,288
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	1,000	1,065,683
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	195	203,287
Phibro Animal Health Corp.†	9.25%	7/1/2018	1,158	1,239,060
Rhodia SA (France)†(a)	6.875%	9/15/2020	3,850	4,264,599
Sibur Securities Ltd. (Ireland)†(a)	3.914%	1/31/2018	200	195,500
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	850	1,044,992
Total				9,787,825

Coal 0.32%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.25%	12/15/2017	1,000	1,048,550
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	872	945,030
CONSOL Energy, Inc.	8.00%	4/1/2017	685	715,825
Total				2,709,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Communications & Media 0.27%

Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017	$2,200	$2,299,000

Communications Technology 0.01%

Motorola Solutions, Inc.	6.00%	11/15/2017	100	114,555

Computer Service 0.07%

Ceridian Corp.	11.25%	11/15/2015	603	609,784

Computer Software 0.24%

Aspect Software, Inc.	10.625%	5/15/2017	146	154,395
Brocade Communications Systems, Inc.	6.875%	1/15/2020	225	242,437
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	40	44,600
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,500	1,599,375
Total				2,040,807

Construction/Homebuilding 0.06%

CRH America, Inc.	8.125%	7/15/2018	425	524,827

Consumer Products 0.16%

Avon Products, Inc.	2.375%	3/15/2016	450	458,013
Avon Products, Inc.	4.60%	3/15/2020	300	306,382
Avon Products, Inc.	6.50%	3/1/2019	539	597,939
Total				1,362,334

Containers 0.27%

Berry Plastics Corp.	9.50%	5/15/2018	1,200	1,276,500
BWAY Holding Co.	10.00%	6/15/2018	300	321,375
Tekni-Plex, Inc.†	9.75%	6/1/2019	600	690,000
Total				2,287,875

Copper 0.01%

Southern Copper Corp.	6.375%	7/27/2015	100	107,260

Data Product, Equipment & Communications 0.79%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	400	417,162
Fidelity National Information Services, Inc.	7.875%	7/15/2020	5,800	6,278,732
Total				6,695,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified 0.05%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	$390	$403,650

Drugs 1.79%

Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	146	151,749
Grifols, Inc.	8.25%	2/1/2018	1,270	1,360,487
Hospira, Inc.	5.20%	8/12/2020	300	319,775
Hospira, Inc.	6.05%	3/30/2017	1,141	1,265,264
Mylan, Inc.†	6.00%	11/15/2018	3,550	3,763,277
Mylan, Inc.†	7.875%	7/15/2020	3,650	4,102,184
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	3,900	4,192,500
Total				15,155,236

Electric: Power 1.05%

Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	282	305,204
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	150	190,446
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	1,125	1,194,388
Entergy Corp.	3.625%	9/15/2015	100	103,459
Entergy Corp.	4.70%	1/15/2017	1,275	1,358,106
Entergy Corp.	5.125%	9/15/2020	125	134,744
Exelon Generation Co. LLC	5.20%	10/1/2019	721	793,401
Indiantown Cogeneration LP	9.77%	12/15/2020	636	722,676
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	380	394,418
Oncor Electric Delivery Co. LLC	6.80%	9/1/2018	250	298,112
Pennsylvania Electric Co.	6.05%	9/1/2017	100	111,325
PPL WEM Holdings plc (United Kingdom)†(a)	3.90%	5/1/2016	2,500	2,633,293
Red Oak Power LLC	8.54%	11/30/2019	597	636,319
Total				8,875,891

Electrical Equipment 0.12%

Altera Corp.	2.50%	11/15/2018	1,000	1,010,762

Electronics 0.22%

FLIR Systems, Inc.	3.75%	9/1/2016	589	615,653
Jabil Circuit, Inc.	7.75%	7/15/2016	500	571,875
Jabil Circuit, Inc.	8.25%	3/15/2018	525	633,938
Total				1,821,466

Electronics: Semi-Conductors/Components 0.07%

Avnet, Inc.	5.875%	3/15/2014	500	500,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics: Semi-Conductors/Components (continued)

Freescale Semiconductor, Inc.	10.125%	12/15/2016	$100	$102,250
Total				603,004

Energy Equipment & Services 0.95%

Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	1,900	2,166,631
Energy Transfer Partners LP	6.125%	2/15/2017	400	448,157
Energy Transfer Partners LP	8.50%	4/15/2014	650	655,718
Energy Transfer Partners LP	9.00%	4/15/2019	2,275	2,896,582
Energy Transfer Partners LP	9.70%	3/15/2019	1,000	1,304,163
NRG Energy, Inc.	7.625%	5/15/2019	549	576,450
Total				8,047,701

Engineering & Contracting Services 0.42%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	325	303,875
URS Corp.	3.85%	4/1/2017	3,075	3,215,481
Total				3,519,356

Entertainment 0.86%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	1,500	1,591,875
Greektown Superholdings, Inc.	13.00%	7/1/2015	1,920	2,013,120
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	650	718,250
Seminole Indian Tribe of Florida†	7.804%	10/1/2020	450	504,000
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	700	770,000
Vail Resorts, Inc.	6.50%	5/1/2019	775	819,078
WMG Acquisition Corp.	11.50%	10/1/2018	500	571,250
WMG Holdings Corp.†	13.75%	10/1/2019	100	120,500
WMG Holdings Corp.	13.75%	10/1/2019	150	180,750
Total				7,288,823

Financial Services 2.72%

Air Lease Corp.	3.375%	1/15/2019	1,400	1,424,500
Air Lease Corp.	4.50%	1/15/2016	550	581,625
Air Lease Corp.	5.625%	4/1/2017	2,400	2,658,000
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	2,000	2,228,038
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015	955	966,846
DTEK Finance plc (United Kingdom)†(a)	7.875%	4/4/2018	500	400,000
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	754	789,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Financial Services (continued)

Graton Economic Development Authority†	9.625%	9/1/2019		$900	$1,044,000
Hyundai Capital Services, Inc. (South Korea)†(a)	3.50%	9/13/2017		200	210,846
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%	7/27/2016		1,000	1,070,282
Hyundai Capital Services, Inc. (South Korea)†(a)	6.00%	5/5/2015		200	211,638
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017		225	240,750
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020		325	346,125
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020		223	249,449
Macquarie Group Ltd. (Australia)†(a)	7.625%	8/13/2019		116	140,518
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017		1,267	1,327,321
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019		1,500	1,668,750
Old Mutual plc (United Kingdom)(c)	7.125%	10/19/2016	GBP	56	104,597
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019		$732	803,370
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018		1,525	1,601,250
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017		612	650,903
Utility Contract Funding LLC†	7.944%	10/1/2016		631	689,286
Western Union Co. (The)	1.234%#	8/21/2015		600	604,693
Western Union Co. (The)	2.875%	12/10/2017		750	772,268
Western Union Co. (The)	3.35%	5/22/2019		625	627,458
Western Union Co. (The)	3.65%	8/22/2018		400	413,888
Woodside Finance Ltd. (Australia)†(a)	4.50%	11/10/2014		350	359,064
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014		835	835,000
Total					23,019,607

Financial: Miscellaneous 0.52%

Hercules Offshore, Inc.†	10.25%	4/1/2019		500	572,500
Kayne Anderson MLP Investment Co.	1.494%#	8/19/2016		500	501,508
Kayne Anderson MLP Investment Co.†	1.494%#	8/19/2016		1,200	1,203,625
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018		510	562,391
SLM Corp.	4.875%	6/17/2019		200	207,006
SLM Corp.	5.00%	6/15/2018		150	150,675
SLM Corp.	5.50%	1/15/2019		265	281,246
SLM Corp.	8.00%	3/25/2020		512	593,280
SLM Corp.	8.45%	6/15/2018		250	296,875
Total					4,369,106

Food 0.88%

Big Heart Pet Brands	7.625%	2/15/2019		750	781,875
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018		1,000	1,051,250
Minerva Luxembourg SA (Luxembourg)†(a)	12.25%	2/10/2022		200	223,000
Mondelez International, Inc.	0.775%#	2/1/2019		500	498,681
Raizen Fuels Finance Ltd.†	9.50%	8/15/2014		600	620,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)

Southern States Cooperative, Inc.†	10.00%	8/15/2021	$400	$398,000
TreeHouse Foods, Inc.	7.75%	3/1/2018	232	242,324
US Foods, Inc.	8.50%	6/30/2019	2,600	2,821,000
Want Want China Finance Ltd. (China)†(a)	1.875%	5/14/2018	700	677,872
Wells Enterprises, Inc.†	6.75%	2/1/2020	133	137,821
Total				7,452,703

Gaming 0.19%

CCM Merger, Inc.†	9.125%	5/1/2019	550	587,125
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,050	1,059,844
Total				1,646,969

Health Care 0.10%

VWR Funding, Inc.†	10.75%	6/30/2017	860	884,725

Health Care Products 0.28%

Boston Scientific Corp.	5.125%	1/12/2017	268	295,415
Edwards Lifesciences Corp.	2.875%	10/15/2018	1,550	1,563,896
Mallinckrodt International Finance SA (Luxembourg)†(a)	3.50%	4/15/2018	473	470,004
Total				2,329,315

Health Care Services 0.15%

CHS/Community Health Systems, Inc.	8.00%	11/15/2019	250	279,000
DaVita HealthCare Partners, Inc.	6.375%	11/1/2018	250	263,281
Emdeon, Inc.	11.00%	12/31/2019	445	517,313
Kindred Healthcare, Inc.	8.25%	6/1/2019	176	190,520
Total				1,250,114

Industrial Products 0.21%

Mueller Water Products, Inc.	7.375%	6/1/2017	1,124	1,160,530
PPL WW Holdings Ltd. (United Kingdom)†(a)	7.25%	12/15/2017	525	592,065
Total				1,752,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.33%

CNO Financial Group, Inc.†	6.375%	10/1/2020	$150	$160,500
Fidelity National Financial, Inc.	6.60%	5/15/2017	875	982,989
Hartford Financial Services Group, Inc.	4.75%	3/1/2014	175	175,000
Willis Group Holdings plc (United Kingdom)(a)	4.125%	3/15/2016	725	763,907
Willis North America, Inc.	6.20%	3/28/2017	625	683,099
Total				2,765,495

Integrated Energy 0.11%

Petroleos Mexicanos (Mexico)(a)	2.257%#	7/18/2018	800	832,000
Petroleos Mexicanos (Mexico)†(a)	3.125%	1/23/2019	100	102,450
Total				934,450

Investment Management Companies 0.66%

Ares Capital Corp.	4.875%	11/30/2018	2,000	2,089,900
Grupo Aval Ltd.†	5.25%	2/1/2017	200	212,000
Lazard Group LLC	4.25%	11/14/2020	300	316,115
Lazard Group LLC	6.85%	6/15/2017	1,750	2,001,675
Leucadia National Corp.	8.125%	9/15/2015	184	202,860
Nuveen Investments, Inc.	5.50%	9/15/2015	750	763,125
Total				5,585,675

Leasing 0.57%

Aviation Capital Group Corp.†	4.625%	1/31/2018	260	271,141
International Lease Finance Corp.†	6.75%	9/1/2016	875	985,469
International Lease Finance Corp.†	7.125%	9/1/2018	1,225	1,430,187
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	125	129,063
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	600	631,375
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	1,250	1,337,862
Total				4,785,097

Leisure 0.11%

Royal Caribbean Cruises Ltd.	7.25%	3/15/2018	428	498,620
Seneca Gaming Corp.†	8.25%	12/1/2018	400	432,000
Total				930,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Lodging 1.26%

Grupo Posadas SAB de CV (Mexico)†(a)	7.875%	11/30/2017		$606	$614,333
Host Hotels & Resorts LP	5.875%	6/15/2019		3,500	3,797,629
Host Hotels & Resorts LP	6.00%	11/1/2020		5,111	5,613,406
Hyatt Hotels Corp.†	6.875%	8/15/2019		50	58,795
Studio City Finance Ltd.†	8.50%	12/1/2020		250	280,000
Wyndham Worldwide Corp.	2.95%	3/1/2017		250	256,312
Total					10,620,475

Machinery: Agricultural 0.51%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018		500	521,875
Camposol SA (Peru)†(a)	9.875%	2/2/2017		118	121,540
Imperial Tobacco Finance plc (United Kingdom)†(a)	2.05%	2/11/2018		200	199,874
Lorillard Tobacco Co.	8.125%	6/23/2019		2,338	2,918,787
MHP SA (Ukraine)†(a)	10.25%	4/29/2015		600	592,500
Total					4,354,576

Machinery: Industrial/Specialty 0.01%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019		75	83,625

Machinery: Oil Well Equipment & Services 0.06%

National Oilwell Varco, Inc.	6.125%	8/15/2015		500	500,633

Manufacturing 0.15%

Amsted Industries, Inc.†	8.125%	3/15/2018		484	506,385
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		200	215,000
Smiths Group plc (United Kingdom)†(a)	6.05%	5/15/2014		500	505,447
Total					1,226,832

Media 0.32%

Central European Media Enterprises Ltd.†(c)	11.625%	9/15/2016	EUR	300	438,936
Columbus International, Inc. (Barbados)†(a)	11.50%	11/20/2014		$250	265,625
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.20%	3/15/2020		238	262,578
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.875%	10/1/2019		403	462,780
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		400	454,000
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020		413	452,235
Videotron Ltee (Canada)(a)	9.125%	4/15/2018		328	341,940
Total					2,678,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.24%

Glencore Canada Corp. (Canada)(a)	5.50%	6/15/2017	$200	$222,426
Severstal Columbus LLC	10.25%	2/15/2018	1,673	1,763,175
Xstrata Canada Corp. (Canada)(a)	6.00%	10/15/2015	25	26,895
Total				2,012,496

Metals & Minerals: Miscellaneous 1.10%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	2,200	2,834,456
Compass Minerals International, Inc.	8.00%	6/1/2019	250	264,375
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.75%	10/15/2014	600	613,859
IAMGOLD Corp. (Canada)†(a)	6.75%	10/1/2020	400	354,000
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	300	318,750
Kinross Gold Corp. (Canada)(a)	3.625%	9/1/2016	1,900	1,961,471
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	800	835,000
Xstrata Finance Canada Ltd. (Canada)†(a)	2.85%	11/10/2014	440	445,648
Xstrata Finance Canada Ltd. (Canada)†(a)	2.05%	10/23/2015	350	354,722
Xstrata Finance Canada Ltd. (Canada)†(a)	5.80%	11/15/2016	100	110,945
Xstrata Finance Canada Ltd. (Canada)†(a)	3.60%	1/15/2017	838	882,249
Xstrata Finance Canada Ltd. (Canada)†(a)	2.70%	10/25/2017	300	307,004
Total				9,282,479

Miscellaneous 0.06%

Marfrig Holding Europe BV (Netherlands)†(a)	9.875%	7/24/2017	500	512,500

Natural Gas 0.08%

Korea Gas Corp. (South Korea)†(a)	6.00%	7/15/2014	230	234,584
Sabine Pass LNG LP	6.50%	11/1/2020	279	292,950
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	110	119,928
Total				647,462

Oil 3.23%

Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	200	201,500
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	200	229,750
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	400	457,000
Alliance Oil Co., Ltd. (Russia)†(a)	9.875%	3/11/2015	700	723,625
Antero Resources Finance Corp.	7.25%	8/1/2019	211	227,880
BP Capital Markets plc (United Kingdom)(a)	0.777%#	5/10/2019	1,150	1,153,200
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	400	435,000
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	322	393,138
Chaparral Energy, Inc.	8.25%	9/1/2021	490	539,000
Chaparral Energy, Inc.	9.875%	10/1/2020	950	1,087,750
CNPC General Capital Ltd. (China)†(a)	1.45%	4/16/2016	400	400,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

CNPC General Capital Ltd. (China)†(a)	2.75%	4/19/2017	$200	$204,145
Concho Resources, Inc.	7.00%	1/15/2021	66	73,260
Continental Resources, Inc.	7.125%	4/1/2021	375	426,094
Continental Resources, Inc.	7.375%	10/1/2020	1,214	1,374,855
Continental Resources, Inc.	8.25%	10/1/2019	710	769,463
DCP Midstream LLC†	9.75%	3/15/2019	750	965,713
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,050	1,134,000
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	5/23/2016	1,800	1,916,820
Harvest Operations Corp. (Canada)†(a)	2.125%	5/14/2018	200	199,489
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	625	684,375
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,250	1,356,250
Husky Oil Ltd. (Canada)(a)	7.55%	11/15/2016	225	260,611
KazMunaiGas National Co. (Kazakhstan)†(a)	11.75%	1/23/2015	100	109,000
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	1,300	1,452,750
LUKOIL International Finance BV (Netherlands)†(a)	3.416%	4/24/2018	200	201,750
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	1,600	1,658,400
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	750	795,000
Naftogaz of Ukraine NJSC (Ukraine)(a)	9.50%	9/30/2014	800	719,000
Pacific Drilling SA (Luxembourg)(a)	8.25%	2/23/2015	850	890,375
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	200	234,366
Petroleos de Venezuela SA (Venezuela)(a)	4.90%	10/28/2014	500	471,250
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	100	71,850
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	100	101,589
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.50%	9/30/2014	250	257,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.832%	9/30/2016	517	553,190
Rosetta Resources, Inc.	9.50%	4/15/2018	700	742,875
Rosneft Finance SA (Luxembourg)†(a)	7.875%	3/13/2018	925	1,070,687
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	3.149%	3/6/2017	1,300	1,319,500
Seadrill Ltd.†	5.625%	9/15/2017	550	576,125
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	200	205,090
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	500	502,076
Swift Energy Co.	7.875%	3/1/2022	145	149,350
Total				27,294,884

Oil: Crude Producers 2.79%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	500	500,000
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	8.70%	8/7/2018	200	244,000
Anadarko Petroleum Corp.	6.375%	9/15/2017	186	215,576
Anadarko Petroleum Corp.	7.625%	3/15/2014	1,300	1,302,502
Anadarko Petroleum Corp.	8.70%	3/15/2019	385	492,572
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75%	4/1/2019	670	731,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Crosstex Energy LP/Crosstex Energy Finance Corp.	7.125%	6/1/2022	$432	$498,960
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875%	2/15/2018	1,691	1,776,607
DCP Midstream Operating LP	2.50%	12/1/2017	300	307,877
Devon Energy Corp.	0.784%#	12/15/2016	750	751,341
Enable Oklahoma Intrastate Transmission LLC†	6.875%	7/15/2014	25	25,483
Enbridge Energy Partners LP	9.875%	3/1/2019	950	1,241,961
Forest Oil Corp.	7.25%	6/15/2019	206	178,190
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	200	216,500
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	823	833,222
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	700	711,754
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	325	323,268
OGX Austria GmbH (Austria)†(a)(d)	8.50%	6/1/2018	225	14,063
Pacific Rubiales Energy Corp. (Canada)†(a)	5.375%	1/26/2019	800	826,000
Plains Exploration & Production Co.	6.125%	6/15/2019	725	802,031
Plains Exploration & Production Co.	6.50%	11/15/2020	675	749,250
Plains Exploration & Production Co.	6.625%	5/1/2021	1,913	2,099,517
Plains Exploration & Production Co.	7.625%	4/1/2020	3,400	3,748,500
Plains Exploration & Production Co.	8.625%	10/15/2019	1,200	1,317,000
Range Resources Corp.	8.00%	5/15/2019	125	131,875
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	75	80,438
Southeast Supply Header LLC†	4.85%	8/15/2014	1,100	1,118,576
Southern Star Central Corp.†	6.75%	3/1/2016	50	50,188
Southern Star Central Corp.	6.75%	3/1/2016	785	787,944
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	100	107,112
Sunoco, Inc.	5.75%	1/15/2017	500	547,473
W&T Offshore, Inc.	8.50%	6/15/2019	775	842,812
Total				23,574,567

Oil: Integrated Domestic 0.48%

Buckeye Partners LP	2.65%	11/15/2018	350	351,258
Buckeye Partners LP	6.05%	1/15/2018	225	252,746
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	175	223,232
Korea National Oil Corp. (South Korea)†(a)	2.75%	1/23/2019	300	304,565
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	200	203,760
Newfield Exploration Co.	6.875%	2/1/2020	721	777,779
Newfield Exploration Co.	7.125%	5/15/2018	575	598,000
Pioneer Energy Services Corp.	9.875%	3/15/2018	400	422,000
Rowan Cos., Inc.	7.875%	8/1/2019	700	852,816
Texas Gas Transmission LLC	4.60%	6/1/2015	100	104,318
Total				4,090,474

Oil: Integrated International 1.09%

Petrobras Global Finance BV (Netherlands)(a)	1.855%#	5/20/2016	700	693,000
Petrobras International Finance Co.	2.875%	2/6/2015	960	974,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International (continued)

Petrobras International Finance Co.	3.875%	1/27/2016	$50	$51,625
Petrobras International Finance Co.	7.75%	9/15/2014	100	103,530
Petrohawk Energy Corp.	6.25%	6/1/2019	753	823,045
Transocean, Inc.	6.00%	3/15/2018	939	1,058,543
Transocean, Inc.	6.50%	11/15/2020	868	983,028
Weatherford International Ltd.	5.50%	2/15/2016	125	134,720
Weatherford International Ltd.	6.00%	3/15/2018	650	739,681
Weatherford International Ltd.	9.625%	3/1/2019	2,775	3,625,962
Total				9,187,534

Paper & Forest Products 0.17%

Fibria Overseas Finance Ltd.	6.75%	3/3/2021	150	166,125
Fibria Overseas Finance Ltd.	7.50%	5/4/2020	100	110,500
West Fraser Timber Co. Ltd. (Canada)†(a)	5.20%	10/15/2014	1,094	1,126,820
Total				1,403,445

Printing 0.05%

Quebecor Media, Inc. (Canada)(a)	7.75%	3/15/2016	400	403,500

Production Technology Equipment 0.03%

CNOOC Finance 2013 Ltd. (Hong Kong)(a)	1.75%	5/9/2018	300	295,030

Publishing 0.02%

21st Century Fox America, Inc.	7.60%	10/11/2015	175	192,663

Real Estate Investment Trusts 1.41%

American Tower Corp.	3.40%	2/15/2019	200	207,974
American Tower Corp.	4.50%	1/15/2018	1,700	1,850,741
American Tower Corp.	7.00%	10/15/2017	712	835,658
American Tower Corp.	7.25%	5/15/2019	800	964,645
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	2.00%	2/6/2017	3,150	3,154,356
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	3.00%	2/6/2019	350	349,730
Atlantic Finance Ltd. (United Kingdom)†(a)	10.75%	5/27/2014	650	664,859
BRE Properties, Inc.	4.697%	3/17/2014	1,350	1,351,755
Corrections Corp. of America	4.125%	4/1/2020	508	499,110
DDR Corp.	9.625%	3/15/2016	130	151,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

EPR Properties	7.75%	7/15/2020	$375	$446,081
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	302	340,565
Kilroy Realty LP	4.80%	7/15/2018	375	406,859
Regency Centers LP	4.95%	4/15/2014	700	703,247
Total				11,926,710

Restaurants 0.18%

Darden Restaurants, Inc.	6.20%	10/15/2017	1,380	1,562,832

Retail 1.39%

CDR DB Sub, Inc.†	7.75%	10/15/2020	574	561,085
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	370	387,575
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	1,287	1,338,480
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	400	411,000
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	198	203,198
QVC, Inc.†	7.375%	10/15/2020	2,727	2,955,904
QVC, Inc.†	7.50%	10/1/2019	5,500	5,884,824
Total				11,742,066

Savings & Loan 0.28%

AmSouth Bank	5.20%	4/1/2015	1,375	1,432,648
Santander Holdings USA, Inc.	3.00%	9/24/2015	700	724,264
Santander Holdings USA, Inc.	4.625%	4/19/2016	200	214,489
Total				2,371,401

Security Services 0.04%

Smith & Wesson Holding Corp.†	5.875%	6/15/2017	300	301,500

Steel 0.65%

Allegheny Technologies, Inc.	9.375%	6/1/2019	125	153,363
Edgen Murray Corp.†	8.75%	11/1/2020	696	806,055
Glencore Funding LLC†	1.394%#	5/27/2016	1,050	1,047,648
Glencore Funding LLC†	2.50%	1/15/2019	173	170,423
Glencore Funding LLC†	6.00%	4/15/2014	2,300	2,313,814
GTL Trade Finance, Inc.†	7.25%	10/20/2017	200	228,000
Metinvest BV (Netherlands)†(a)	8.75%	2/14/2018	200	176,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel (continued)

Metinvest BV (Netherlands)†(a)	10.25%	5/20/2015	$400	$379,000
Vale Overseas Ltd. (Brazil)(a)	6.25%	1/11/2016	200	218,821
Total				5,493,124

Supermarkets 0.02%

Stater Bros Holdings, Inc.	7.375%	11/15/2018	150	159,187

Synthetic Fibers 0.13%

Polymer Group, Inc.	7.75%	2/1/2019	1,000	1,073,750

Technology 0.14%

Baidu, Inc. (China)(a)	2.25%	11/28/2017	200	199,961
Baidu, Inc. (China)(a)	3.25%	8/6/2018	500	512,173
Fiserv, Inc.	6.80%	11/20/2017	425	493,399
Total				1,205,533

Telecommunications 1.52%

Altice Financing SA (Luxembourg)†(a)	7.875%	12/15/2019	139	152,205
Block Communications, Inc.†	7.25%	2/1/2020	650	697,125
Consolidated Communications Finance Co.	10.875%	6/1/2020	1,315	1,531,975
Cricket Communications, Inc.	7.75%	10/15/2020	4,200	4,777,500
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	600	640,500
Embarq Corp.	7.082%	6/1/2016	325	364,092
GTE Corp.	6.84%	4/15/2018	241	283,506
Qwest Corp.	7.50%	10/1/2014	600	621,933
Qwest Corp.	7.625%	6/15/2015	531	572,130
Sable International Finance Ltd.†	8.75%	2/1/2020	1,000	1,127,500
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	500	531,875
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(a)	8.25%	5/23/2016	1,200	1,326,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	6.493%	2/2/2016	200	213,500
Total				12,839,841

Telephone-Long Distance 0.07%

America Movil SAB de CV (Mexico)(a)	1.244%#	9/12/2016	600	608,464

Tobacco 0.01%

Altria Group, Inc.	9.25%	8/6/2019	55	73,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.52%

Air Medical Group Holdings, Inc.	9.25%	11/1/2018	$822	$895,980
Asciano Finance Ltd. (Australia)†(a)	3.125%	9/23/2015	200	205,643
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	898	917,414
Florida East Coast Railway Corp.	8.125%	2/1/2017	588	615,489
Grupo Senda Autotransporte SA de CV (Mexico)†(a)	10.50%	10/3/2015	50	50,875
Kazakhstan Temir Zholy Finance BV (Netherlands)(a)	7.00%	5/11/2016	300	330,375
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	700	740,250
Martin Midstream Partners LP/Martin Midstream Finance Corp.	8.875%	4/1/2018	225	235,969
Transnet SOC Ltd. (South Africa)†(a)	4.50%	2/10/2016	400	420,414
Total				4,412,409

Truckers 0.02%

Con-way, Inc.	7.25%	1/15/2018	173	203,641

Utilities 0.25%

Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	1,650	1,690,115
Public Service Co. of New Mexico	7.95%	5/15/2018	350	422,129
Total				2,112,244

Utilities: Electrical 0.11%

IPALCO Enterprises, Inc.	5.00%	5/1/2018	179	190,635
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	700	714,350
Total				904,985
Total Corporate Bonds (cost $362,809,098)				366,874,839

FLOATING RATE LOANS(e) 3.14%

Aerospace/Defense 0.20%

Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	605	608,594
Delos Finance S.A R.L. Term Loan	3.50%	2/13/2021	815	819,075
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	231	230,875
Total				1,658,544

Containers 0.02%

Owens-Brockway Glass Container, Inc. Term Loan B1	1.905%	5/19/2016	212	212,408

Energy Equipment & Services 0.24%

CenterPoint Energy Field Services LP Term Loan	1.782% - 1.838%	4/24/2016	750	750,938
Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	516	527,371
Offshore Group Investment Ltd. 2nd Term Loan	5.75%	3/28/2019	720	730,356
Total				2,008,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous 0.06%

Moneygram International, Inc. Term Loan	4.25%	3/27/2020	$496	$499,101

Food 0.01%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	125	130,156

Gaming 0.60%

Las Vegas Sands LLC Term Loan B	3.25%	12/20/2020	2,250	2,251,170
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	2,858	2,862,299
Total				5,113,469

Health Care 0.54%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	150	151,594
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	67	68,018
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.986%	10/30/2017	942	944,074
Fresenius US Finance I, Inc. Tranche B Term Loan	2.247%	8/7/2019	1,880	1,884,142
Thermo Fisher Scientific, Inc. Term Loan	1.620%	5/31/2016	1,500	1,501,410
Total				4,549,238

Leisure 0.02%

Dave & Buster’s, Inc. New Term Loan	4.50%	6/1/2016	49	49,230
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	100	97,443
Total				146,673

Media 0.85%

AMC Networks, Inc. Term Loan A	2.157%	6/30/2017	2,000	2,003,000
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	1,443	1,438,179
CSC Holdings LLC Term Loan B	2.655%	4/17/2020	3,731	3,710,467
Total				7,151,646

Services 0.12%

Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	200	207,063
Hertz Corp. (The) Letter of Credit Term Loan	2.75%	3/9/2018	275	274,656
Road Infrastructure Investment LLC 1st Lien Term Loan	6.25%	3/30/2018	49	49,134
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018	500	506,250
Total				1,037,103

Telecommunications 0.26%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	2,180	2,188,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utilities 0.22%

La Frontera Generation LLC Term Loan	4.50%	9/30/2020		$140	$140,754
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020		671	689,452
Moxie Patriot LLC Advances Construction Term Loan B1	6.75%	12/18/2020		400	411,000
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019		209	214,748
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		373	384,607
Total					1,840,561
Total Floating Rate Loans (cost $26,476,623)					26,536,197

FOREIGN BONDS(c) 0.92%

Luxembourg 0.25%

Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	1,395	2,125,484

Netherlands 0.49%

Ziggo Finance BV†	6.125%	11/15/2017	EUR	2,887	4,106,985

South Africa 0.06%

Foodcorp Ltd.†	8.75%	3/1/2018	EUR	360	545,357

United Kingdom 0.12%

R&R Ice Cream plc†	8.375%	11/15/2017	EUR	600	885,118
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	100	142,171
Total					1,027,289
Total Foreign Bonds (cost $7,360,781)					7,805,115

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.33%

Argentina 0.04%

City of Buenos Aires†	9.95%	3/1/2017		$200	190,000
Provincia de Neuquen†	7.875%	4/26/2021		132	128,700
Total					318,700

Brazil 0.13%

Republic of Brazil	8.00%	1/15/2018		978	1,096,089

Dominican Republic 0.01%

Dominican Republic†	9.04%	1/23/2018		105	115,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gabon 0.00%

Republic of Gabon†	6.375%	12/12/2024	$1	$927

Ghana 0.04%

Republic of Ghana†	8.50%	10/4/2017	300	307,500

Indonesia 0.02%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018	200	205,250

Mexico 0.01%

United Mexican States	6.625%	3/3/2015	50	53,075

Mongolia 0.02%

Republic of Mongolia†	4.125%	1/5/2018	200	182,000

Peru 0.01%

Republic of Peru	8.375%	5/3/2016	100	115,250

Poland 0.04%

Republic of Poland	3.875%	7/16/2015	100	104,625
Republic of Poland	5.00%	10/19/2015	175	187,792
Total				292,417

South Africa 0.01%

Republic of South Africa	6.50%	6/2/2014	100	101,510
Total Foreign Government Obligations (cost $2,837,900)				2,788,399

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.52%

Federal Home Loan Mortgage Corp. 2011-K701 B†	4.287%#	7/25/2048	3,000	3,148,032
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.533%#	10/25/2030	560	590,810
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.759%#	2/25/2045	500	493,334
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741%#	4/25/2045	900	918,869
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	616	654,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	$254	$257,960
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		1/25/2021	908	951,325
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	299	304,107
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	289	289,142
Federal National Mortgage Assoc. 2013-M14 A	1.70%		8/25/2018	838	839,694
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	4,402	4,412,598
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,937,767)					12,859,978

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.59%

Federal Home Loan Mortgage Corp.	2.338	%#	4/1/2037	992	1,057,030
Federal Home Loan Mortgage Corp.	2.34	%#	11/1/2036	1,207	1,270,459
Federal Home Loan Mortgage Corp.	2.354	%#	4/1/2038	409	435,805
Federal Home Loan Mortgage Corp.	2.363	%#	6/1/2038	169	179,972
Federal Home Loan Mortgage Corp.	2.437	%#	12/1/2037	559	593,951
Federal Home Loan Mortgage Corp.	2.445	%#	6/1/2038	237	253,725
Federal Home Loan Mortgage Corp.	2.449	%#	4/1/2037	376	398,824
Federal Home Loan Mortgage Corp.	2.465	%#	7/1/2034	557	589,663
Federal Home Loan Mortgage Corp.	2.474	%#	11/1/2038	1,956	2,072,706
Federal Home Loan Mortgage Corp.	2.476	%#	2/1/2035	1,207	1,280,380
Federal Home Loan Mortgage Corp.	2.483	%#	12/1/2036 - 4/1/2037	1,632	1,738,883
Federal Home Loan Mortgage Corp.	2.495	%#	5/1/2035	297	316,706
Federal Home Loan Mortgage Corp.	2.496	%#	10/1/2038	154	163,551
Federal Home Loan Mortgage Corp.	2.515	%#	12/1/2035	402	426,290
Federal Home Loan Mortgage Corp.	2.524	%#	2/1/2038	690	744,131
Federal Home Loan Mortgage Corp.	2.528	%#	10/1/2038	836	889,922
Federal Home Loan Mortgage Corp.	2.541	%#	5/1/2036	197	211,101
Federal Home Loan Mortgage Corp.	2.548	%#	5/1/2035	576	612,265
Federal Home Loan Mortgage Corp.	2.558	%#	10/1/2039	440	467,824
Federal Home Loan Mortgage Corp.	2.567	%#	6/1/2041	3,347	3,574,403
Federal Home Loan Mortgage Corp.	2.579	%#	9/1/2035	501	527,052
Federal Home Loan Mortgage Corp.	2.636	%#	12/1/2035	860	924,525
Federal Home Loan Mortgage Corp.	2.672	%#	2/1/2037	409	437,845
Federal Home Loan Mortgage Corp.	2.679	%#	9/1/2036	504	537,938
Federal Home Loan Mortgage Corp.	2.965	%#	12/1/2039	1,051	1,122,097
Federal National Mortgage Assoc.	1.934	%#	11/1/2034	950	996,081
Federal National Mortgage Assoc.	1.936	%#	1/1/2035	338	354,928
Federal National Mortgage Assoc.	1.945	%#	1/1/2036	423	451,313
Federal National Mortgage Assoc.	2.088	%#	6/1/2038	811	858,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.104	%#	12/1/2035	$741	$780,546
Federal National Mortgage Assoc.	2.16	%#	2/1/2036	368	389,861
Federal National Mortgage Assoc.	2.188	%#	1/1/2036	1,523	1,613,649
Federal National Mortgage Assoc.	2.208	%#	10/1/2035	853	904,409
Federal National Mortgage Assoc.	2.251	%#	3/1/2039	374	397,397
Federal National Mortgage Assoc.	2.311	%#	11/1/2036	2,728	2,912,031
Federal National Mortgage Assoc.	2.318	%#	4/1/2040	2,300	2,441,914
Federal National Mortgage Assoc.	2.33	%#	8/1/2037	217	230,543
Federal National Mortgage Assoc.	2.331	%#	1/1/2038	551	590,529
Federal National Mortgage Assoc.	2.333	%#	3/1/2038	779	827,000
Federal National Mortgage Assoc.	2.334	%#	4/1/2038	2,089	2,210,749
Federal National Mortgage Assoc.	2.338	%#	8/1/2036	358	379,607
Federal National Mortgage Assoc.	2.348	%#	4/1/2038	1,179	1,258,180
Federal National Mortgage Assoc.	2.362	%#	3/1/2038	212	228,349
Federal National Mortgage Assoc.	2.365	%#	1/1/2038	607	647,407
Federal National Mortgage Assoc.	2.382	%#	9/1/2038	410	434,713
Federal National Mortgage Assoc.	2.393	%#	11/1/2036	78	83,553
Federal National Mortgage Assoc.	2.414	%#	8/1/2038	197	209,495
Federal National Mortgage Assoc.	2.424	%#	9/1/2037	145	153,399
Federal National Mortgage Assoc.	2.428	%#	11/1/2038	1,413	1,507,711
Federal National Mortgage Assoc.	2.468	%#	2/1/2038	181	192,450
Federal National Mortgage Assoc.	2.478	%#	6/1/2038	146	155,179
Federal National Mortgage Assoc.	2.493	%#	3/1/2039	1,290	1,371,570
Federal National Mortgage Assoc.	2.58%		11/1/2018	500	520,054
Federal National Mortgage Assoc.	2.60%		1/1/2019	3,000	3,103,889
Federal National Mortgage Assoc.	2.673	%#	12/1/2038	238	254,668
Total Government Sponsored Enterprises Pass-Throughs (cost $47,376,285)					47,286,530

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 27.34%

Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	316	331,720
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	3,100	3,370,940
Banc of America Commercial Mortgage Trust 2007-2 AM	5.611	%#	4/10/2049	2,335	2,603,332
Banc of America Funding Corp. 2007-6 A1	0.448	%#	7/25/2037	153	127,626
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.602	%#	6/24/2050	1,000	1,099,600
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	379	416,602
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.949	%#	2/15/2051	230	258,052
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	79	79,400
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	137	136,696

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Re-REMIC Trust 2012-CLRN C†	2.255	%#	8/15/2029	$200	$200,312
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.687	%#	9/11/2038	17	16,687
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.716	%#	6/11/2040	1,010	1,139,625
BWAY Mortgage Trust 2013-1515 XB†	0.403	%#	3/10/2033	47,800	1,867,737
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	2,800	2,940,218
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	3,800	3,950,921
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.694	%#	12/10/2049	1,935	2,155,866
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	160	173,592
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	930	935,853
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.266	%#	10/25/2036	797	767,999
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.296	%#	7/25/2036	718	676,425
Citigroup Mortgage Loan Trust, Inc. 2013-3 1A1†	0.776	%#	7/25/2036	850	803,513
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	285	313,057
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.335	%#	6/15/2022	5	4,482
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	1,712	1,759,065
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	4.814	%#	7/17/2028	97	97,596
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	500	514,674
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.399	%#	2/10/2029	12,000	464,004
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	1,677	1,683,291
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%		8/15/2045	2,010	2,040,343
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	970	973,895
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA	2.002	%#	10/15/2045	5,916	679,314
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.282	%#	9/17/2029	267	270,755
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.755	%#	9/17/2029	200	200,030
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.255	%#	9/17/2029	620	622,526
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	580	569,382
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.099	%#	11/17/2026	341	343,065
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.76	%#	11/17/2026	655	656,361
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.31	%#	11/17/2026	405	406,037
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.16	%#	11/17/2026	1,300	1,312,321
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	5,000	5,062,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	$690	$697,017
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA	1.605	%#	3/10/2046	11,825	1,049,918
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA	0.765	%#	6/10/2046	19,874	823,086
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	3,425	3,442,841
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	93	90,934
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	4,200	4,554,115
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	1,200	1,297,740
Credit Suisse Mortgage Capital Certificates 2006-TF2A SVJ†	1.375	%#	10/15/2021	105	104,172
Credit Suisse Mortgage Capital Certificates 2007-TF2A A1†	0.335	%#	4/15/2022	744	737,027
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.038	%#	2/15/2041	1,035	1,163,105
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.757	%#	9/15/2039	225	245,138
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%		4/15/2047	220	243,042
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	2,000	2,216,212
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	4,045	4,239,919
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	641	678,654
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	1,370	1,438,659
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	3,146	3,200,856
Del Coronado Trust 2013 HDC A†	0.955	%#	3/15/2026	500	499,069
Del Coronado Trust 2013 HDC B†	1.455	%#	3/15/2026	1,000	998,741
Del Coronado Trust 2013 HDC C†	1.755	%#	3/15/2026	500	498,647
Del Coronado Trust 2013 HDC D†	2.105	%#	3/15/2026	500	497,150
Del Coronado Trust 2013 HDC E†	2.805	%#	3/15/2026	500	493,927
Extended Stay America Trust 2013-ESFL DFL†	3.298	%#	12/5/2031	130	128,629
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	1,700	1,678,086
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	1,200	1,212,677
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,525	1,524,815
Extended Stay America Trust 2013-ESH7 D7†	4.036	%#	12/5/2031	1,000	1,034,704
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.186	%#	10/18/2054	250	254,235
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.354	%#	12/20/2054	502	497,387
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.414	%#	12/20/2054	572	566,601
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.354	%#	12/20/2054	830	822,576
Granite Master Issuer plc 2007-1 2A1 (United Kingdom)(a)	0.294	%#	12/20/2054	246	243,238
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.354	%#	12/20/2054	401	397,498
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.82	%#	7/10/2038	1,390	1,524,549
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	805	881,275
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	1,355	1,433,788
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	459	484,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	$340	$357,303
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%	8/10/2044	936	976,859
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%	5/10/2045	2,540	2,609,863
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%	11/10/2045	1,000	1,005,498
GS Mortgage Securities Corp. II 2012-GCJ9 XA	2.384%#	11/10/2045	1,969	258,484
GS Mortgage Securities Corp. II 2013-GC12 A2	2.011%	6/10/2046	1,120	1,126,647
GS Mortgage Securities Corp. II 2013-GC12 XA	1.802%#	6/10/2046	25,717	2,648,905
GS Mortgage Securities Corp. II 2013-KING A†	2.706%	12/10/2027	1,352	1,359,409
GS Mortgage Securities Corp. II 2013-KYO C†	1.907%#	11/8/2029	1,403	1,408,746
GS Mortgage Securities Corp. II 2013-KYO D†	2.757%#	11/8/2029	1,200	1,203,602
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%	6/5/2031	2,000	2,044,059
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%	6/5/2031	1,500	1,545,772
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%	12/14/2049	500	546,824
GS Mortgage Securities Trust 2012-GC6 XA†	2.161%#	1/10/2045	5,825	689,153
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%	5/10/2045	1,634	1,640,320
H2 Asset Funding	1.00%#	3/19/2037	1,000	1,000,000
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	2,199	2,156,051
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%	12/15/2047	1,315	1,317,449
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%	6/12/2047	265	292,034
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.712%#	2/12/2049	385	420,149
JPMorgan Chase Commercial Mortgage Securities Trust 2007-FL1A A2†	0.605%#	7/15/2019	22	21,621
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD11 A2	5.798%#	6/15/2049	114	114,862
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.644%#	3/18/2051	1,395	1,500,113
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A1†	2.749%	11/15/2043	210	216,305
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A2†	3.616%	11/15/2043	3,000	3,202,039
JPMorgan Chase Commercial Mortgage Securities Trust 2010-RR1 JPB†	5.813%#	6/18/2049	372	408,736
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD A2†	3.364%	11/13/2044	3,805	4,000,651
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A2	1.797%	10/15/2045	550	554,191
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA	1.333%#	12/15/2047	13,905	1,072,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%	7/15/2045	$4,700	$4,802,418
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA	0.924%#	7/15/2045	7,438	344,219
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 B†	1.405%#	4/15/2028	2,300	2,271,217
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 C†	1.955%#	4/15/2028	1,500	1,498,940
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 D†	2.505%#	4/15/2028	1,300	1,284,837
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ A†	0.935%#	4/15/2030	1,500	1,490,789
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ B†	1.305%#	4/15/2030	1,000	997,813
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ C†	1.655%#	4/15/2030	1,750	1,744,428
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA	1.584%#	4/15/2046	1,991	190,742
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A1	1.254%	2/15/2047	200	199,877
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A2	2.879%	2/15/2047	100	103,097
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.857%#	6/15/2038	3,260	3,579,359
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	2,098	2,287,092
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	2,210	2,456,089
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	147	144,720
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	123	121,136
Merrill Lynch Floating Trust 2008-LAQA A2†	0.694%#	7/9/2021	3,950	3,924,882
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%	12/12/2049	1,090	1,192,207
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%	8/12/2048	4,785	5,107,062
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%	8/15/2045	690	705,433
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%	11/15/2045	1,930	1,942,865
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%	10/15/2030	1,619	1,588,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I 2007-HQ12 A3	5.614	%#	4/12/2049	$400	$402,017
Morgan Stanley Capital I 2007-HQ12 AM	5.614	%#	4/12/2049	2,256	2,467,599
Morgan Stanley Capital I 2007-IQ15 AM	5.907	%#	6/11/2049	1,967	2,167,459
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	525	520,225
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.806	%#	8/12/2045	5,000	5,520,042
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.396	%#	6/26/2036	378	374,059
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	1,168	1,172,069
Motel 6 Trust 2012-MTL6 C†	3.139%		10/5/2025	1,900	1,910,961
NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.813	%#	8/25/2029	1,130	1,130,768
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.314	%#	8/25/2029	1,130	1,134,074
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.006	%#	8/25/2029	1,250	1,251,242
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.156	%#	8/25/2029	1,250	1,256,250
Prima Capital Ltd.	2.214%		5/24/2021	3,248	3,392,824
RBSCF Trust 2010-MB1 C†	4.687	%#	4/15/2024	145	150,228
RBSCF Trust 2010-RR3 MSCB†	5.907	%#	6/16/2049	3,010	3,326,067
RBSCF Trust 2010-RR3 WBTB†	5.934	%#	2/16/2051	930	1,043,453
RBSSP Resecuritization Trust 2013-1 3A1†	0.268	%#	1/26/2037	456	428,176
RBSSP Resecuritization Trust 2013-3 1A1†	0.316	%#	11/26/2036	957	908,217
RBSSP Resecuritization Trust 2013-3 2A1†	0.318	%#	11/26/2036	858	778,488
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	860	884,384
RREF LLC 2013-LT3	2.50%		6/20/2028	526	526,103
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	241	234,461
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(a)	1.786	%#	1/21/2055	200	201,425
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	505	504,832
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	1,748	1,745,412
Starwood Property Mortgage Trust 2013-FV1 C†	2.756	%#	8/11/2028	500	500,980
Starwood Property Mortgage Trust 2013-FV1 D†	3.656	%#	8/11/2028	500	501,077
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	156	157,429
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	2,000	2,031,702
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%		8/10/2049	520	523,090
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	1,200	1,205,852
UBS-Barclays Commercial Mortgage Trust 2013-C5 A2	2.137%		3/10/2046	5,000	5,088,490
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA†	1.148	%#	3/10/2046	11,852	850,339
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA†	1.358	%#	4/10/2046	19,829	1,684,541
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%		1/10/2045	205	213,627
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	351	365,793
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	400	437,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	$435	$472,988
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	1,233	1,354,675
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.555%#	9/15/2021	504	486,439
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	2,000	2,181,101
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	4,000	4,421,008
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%	10/15/2045	450	454,053
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%	8/20/2021	273	272,143
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	1,275	1,339,219
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%	2/15/2044	950	1,037,856
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%	3/15/2044	472	493,668
WF-RBS Commercial Mortgage Trust 2011-C5 A2	2.684%	11/15/2044	4,300	4,459,356
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	1,350	1,415,800
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%	12/15/2045	480	481,968
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	321	322,816
WF-RBS Commercial Mortgage Trust 2012-C7 XA†	1.589%#	6/15/2045	12,691	1,196,582
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	1,040	1,052,362
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	3,900	3,944,128
WF-RBS Commercial Mortgage Trust 2013-C13 XA†	1.481%#	5/15/2045	12,885	1,147,641
Total Non-Agency Commercial Mortgage-Backed Securities (cost $232,805,582)				231,120,874

U.S. TREASURY OBLIGATION 2.96%

U.S. Treasury Note (cost $25,031,644)	0.375%	3/15/2015	25,000	25,059,575
Total Long-Term Investments (cost $809,339,510)				812,162,352

SHORT-TERM INVESTMENTS 4.40%

COMMERCIAL PAPER 2.64%

Electronics 0.03%

Arrow Electronics, Inc.	Zero Coupon	3/20/2014	250	249,917

Energy Equipment & Services 0.59%

Talisman Energy, Inc.	Zero Coupon	3/5/2014	1,500	1,499,941
Talisman Energy, Inc.	Zero Coupon	3/10/2014	2,000	1,999,728
Talisman Energy, Inc.	Zero Coupon	3/17/2014	1,500	1,499,592
Total				4,999,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.03%

Wyndham Worldwide Corp.	Zero Coupon	3/6/2014	$250	$249,988

Metals & Minerals: Miscellaneous 0.03%

Aluminium Co. America	Zero Coupon	3/18/2014	250	249,936

Oil 0.45%

DCP Midstream LLC	Zero Coupon	3/5/2014	1,000	999,955
DCP Midstream LLC	Zero Coupon	3/10/2014	750	749,880
DCP Midstream LLC	Zero Coupon	4/1/2014	1,250	1,249,144
DCP Midstream LLC	Zero Coupon	3/4/2014	750	749,983
Total				3,748,962

Oil: Integrated Domestic 0.43%

Weatherford International Ltd.	Zero Coupon	3/17/2014	700	699,752
Weatherford International Ltd.	Zero Coupon	3/7/2014	500	499,950
Weatherford International Ltd.	Zero Coupon	3/24/2014	250	249,869
Weatherford International Ltd.	Zero Coupon	3/11/2014	250	249,951
Weatherford International Ltd.	Zero Coupon	3/25/2014	500	499,728
Weatherford International Ltd.	Zero Coupon	3/11/2014	1,432	1,431,717
Total				3,630,967

Railroads 0.06%

Kansas City Southern Railway	Zero Coupon	3/7/2014	500	499,961

Utilities: Miscellaneous 1.02%

Enable Midstream	Zero Coupon	3/11/2014	750	749,852
Enable Midstream	Zero Coupon	3/17/2014	1,000	999,638
Enable Midstream	Zero Coupon	3/18/2014	2,000	1,999,209
Enable Midstream	Zero Coupon	3/5/2014	500	499,979
Entergy Corp.	Zero Coupon	5/20/2014	1,000	998,940
Entergy Corp.	Zero Coupon	4/21/2014	350	349,571
Entergy Corp.	Zero Coupon	4/25/2014	1,000	998,675
Entergy Corp.	Zero Coupon	4/8/2014	500	499,545
Entergy Corp.	Zero Coupon	3/19/2014	750	749,690
Nisource Finance Corp.	Zero Coupon	3/21/2014	500	499,850
Nisource Finance Corp.	Zero Coupon	3/25/2014	300	299,875
Total				8,644,824
Total Commercial Paper (cost $22,271,952)				22,273,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BOND 0.17%

Metals & Minerals: Miscellaneous

Goldcorp, Inc. (Canada)(a) (cost $1,454,644)	2.00%	8/1/2014	$1,450	$1,462,687

CORPORATE BONDS 0.48%

Banks: Diversified 0.21%

Royal Bank of Scotland Group plc (United Kingdom)(a)	5.00%	10/1/2014	1,000	1,018,538
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.05%	1/8/2015	725	744,109
Total				1,762,647

Broadcasting 0.05%

Clear Channel Communications, Inc.	5.50%	9/15/2014	440	442,200

Cable Services 0.01%

Time Warner Cable, Inc.	7.50%	4/1/2014	50	50,259

Chemicals 0.03%

Yara International ASA (Norway)†(a)	5.25%	12/15/2014	200	206,347

Leasing 0.02%

International Lease Finance Corp.†	6.50%	9/1/2014	125	128,906

Media 0.01%

Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	104	107,770

Metals & Minerals: Miscellaneous 0.09%

ALROSA Finance SA (Luxemburg)(a)	8.875%	11/17/2014	100	105,110
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	680	685,291
Total				790,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.06%

UDR, Inc.	5.50%	4/1/2014	$525	$526,833
Total Corporate Bonds (cost $4,015,696)				4,015,363

REPURCHASE AGREEMENT 1.11%

Repurchase Agreement dated 2/28/2014, Zero Coupon due 3/3/2014 with Fixed Income Clearing Corp. collateralized by $9,265,000 of U.S. Treasury Note at 1.875% due 8/31/2017; value: $9,566,113, proceeds: $9,376,510 (cost $9,376,510)			9,377	9,376,510

Total Short-Term Investments (cost $37,118,802)				37,128,376

Total Investments in Securities 100.45% (cost $846,458,312)				849,290,728

Liabilities in Excess of Cash and Other Assets(f) (0.45%)				(3,791,972)

Net Assets 100.00%				$845,498,756

EUR	euro.
GBP	British pound.
COD	Certificate of Deposit.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2014.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2014.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Defaulted security.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at February 28, 2014.
(f)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Open Forward Foreign Currency Exchange Contracts at February 28, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	J.P. Morgan	3/20/2014	70,000	$95,460	$96,620	$1,160
euro	Sell	J.P. Morgan	5/13/2014	310,000	428,085	427,889	196
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,356

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Goldman Sachs	4/17/2014	64,000	$104,556	$107,136	$(2,580)
euro	Sell	Bank of America	5/13/2014	780,000	1,063,924	1,076,623	(12,699)
euro	Sell	Goldman Sachs	3/20/2014	1,892,000	2,603,102	2,611,499	(8,397)
euro	Sell	Goldman Sachs	4/17/2014	1,265,000	1,720,177	1,746,047	(25,870)
euro	Sell	Goldman Sachs	5/13/2014	615,750	841,320	849,911	(8,591)
euro	Sell	Goldman Sachs	5/13/2014	615,750	839,924	849,911	(9,987)
euro	Sell	UBS AG	5/13/2014	615,750	841,999	849,911	(7,912)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(76,036)

Open Futures Contracts at February 28, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2014	790	Long	$173,701,250	$18,110

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2014	188	Short	$(22,730,375)	$(93,563)

Open Consumer Price Index (“CPI”) Swaps at February 28, 2014:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	$5,000,000	$5,075,332	$75,332
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	5,043,718	43,718
Morgan Stanley	CPI Urban Consumer NSA	2.415%	7/2/2023	15,000,000	15,014,760	14,760
Morgan Stanley	CPI Urban Consumer NSA	2.5225%	10/31/2023	15,000,000	15,126,231	126,231
Morgan Stanley	CPI Urban Consumer NSA	2.7975%	6/28/2043	15,000,000	15,307,525	307,525
Morgan Stanley	1.3975%	CPI Urban Consumer NSA	7/12/2014	10,000,000	10,006,066	6,066
Unrealized Appreciation on CPI Swaps						$573,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.420%	CPI Urban Consumer NSA	5/19/2017	$15,000,000	$14,518,681	$(481,319)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,760,442	(239,558)
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,744,089	(255,911)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,663,364	(336,636)
Barclays Bank plc	1.5425%	CPI Urban Consumer NSA	7/25/2014	12,000,000	11,986,824	(13,176)
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	29,972,099	(27,901)
Barclays Bank plc	2.215%	CPI Urban Consumer NSA	2/24/2015	5,000,000	4,910,917	(89,083)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	14,425,731	(574,269)
Barclays Bank plc	2.6475%	CPI Urban Consumer NSA	9/28/2022	20,000,000	19,355,193	(644,807)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	14,433,480	(566,520)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	14,185,280	(814,720)
Credit Suisse	CPI Urban Consumer NSA	1.700%	11/21/2015	20,000,000	19,997,557	(2,443)
Credit Suisse	2.525%	CPI Urban Consumer NSA	1/11/2019	15,000,000	14,473,196	(526,804)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,778,954	(221,046)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	28,954,669	(1,045,331)
Credit Suisse	2.864%	CPI Urban Consumer NSA	2/22/2032	8,000,000	7,601,155	(398,845)
Deutsche Bank AG	1.690%	CPI Urban Consumer NSA	12/12/2015	30,000,000	29,957,865	(42,135)
Deutsche Bank AG	CPI Urban Consumer NSA	1.790%	1/2/2016	20,000,000	19,976,602	(23,398)
Deutsche Bank AG	2.1325%	CPI Urban Consumer NSA	4/5/2014	10,000,000	9,886,902	(113,098)
Deutsche Bank AG	2.145%	CPI Urban Consumer NSA	2/8/2016	6,000,000	5,889,399	(110,601)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	29,569,021	(430,979)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	$10,000,000	$9,828,605	$(171,395)
Deutsche Bank AG	2.245%	CPI Urban Consumer NSA	3/20/2014	6,000,000	5,921,143	(78,857)
Deutsche Bank AG	2.340%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,855,965	(144,035)
Deutsche Bank AG	2.3825%	CPI Urban Consumer NSA	5/23/2020	40,000,000	39,259,447	(740,553)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,839,462	(160,538)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	19,666,991	(333,009)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,760,334	(239,666)
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,868,117	(131,883)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,759,731	(240,269)
Deutsche Bank AG	2.520%	CPI Urban Consumer NSA	8/8/2021	5,000,000	4,808,941	(191,059)
Deutsche Bank AG	2.585%	CPI Urban Consumer NSA	11/28/2020	15,000,000	14,436,235	(563,765)
Deutsche Bank AG	2.590%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,546,156	(453,844)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,761,175	(238,825)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	14,388,881	(611,119)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	14,372,696	(627,304)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,618,683	(381,317)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,643,709	(356,291)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	14,349,752	(650,248)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	14,338,502	(661,498)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	14,322,630	(677,370)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	28,777,227	(1,222,773)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	$30,000,000	$28,737,936	$(1,262,064)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,822,157	(177,843)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,491,666	(508,334)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	23,894,708	(1,105,292)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	14,023,926	(976,074)
Goldman Sachs	CPI Urban Consumer NSA %	1.795%	1/9/2016	40,000,000	39,948,621	(51,379)
Goldman Sachs	CPI Urban Consumer NSA %	1.9575%	1/17/2017	40,000,000	39,991,989	(8,011)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	29,233,522	(766,478)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,718,391	(281,609)
Goldman Sachs	2.5575%	CPI Urban Consumer NSA	11/13/2019	20,000,000	19,271,434	(728,566)
Goldman Sachs	2.6475%	CPI Urban Consumer NSA	12/6/2020	20,000,000	19,143,606	(856,394)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	14,327,204	(672,796)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	19,180,192	(819,808)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	14,126,757	(873,243)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	9,396,127	(603,873)
J.P. Morgan	2.385%	CPI Urban Consumer NSA	5/16/2020	10,000,000	9,734,957	(265,043)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,764,887	(235,113)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	19,242,078	(757,922)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	14,346,050	(653,950)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	28,752,708	(1,247,292)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	6,718,460	(281,540)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	$4,000,000	$3,746,073	$(253,927)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,606,232	(393,768)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,873,782	(126,218)
Morgan Stanley	2.270%	CPI Urban Consumer NSA	3/14/2014	5,000,000	4,932,404	(67,596)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,710,694	(289,306)
Morgan Stanley	2.555%	CPI Urban Consumer NSA	2/11/2018	20,000,000	19,333,761	(666,239)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/22/2021	20,000,000	19,179,525	(820,475)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	14,397,346	(602,654)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	11,317,802	(682,198)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,740,439	(259,561)
UBS AG	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,685,659	(314,341)
UBS AG	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,651,614	(348,386)
UBS AG	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	11,339,105	(660,895)
UBS AG	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,794,274	(205,726)
Wells Fargo	1.690%	CPI Urban Consumer NSA	6/1/2015	8,000,000	7,954,490	(45,510)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,755,051	(244,949)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,625,475	(374,525)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	14,441,627	(558,373)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	14,371,857	(628,143)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	19,140,046	(859,954)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	23,942,851	(1,057,149)
Wells Fargo	2.855%	CPI Urban Consumer NSA	11/23/2032	10,000,000	9,567,472	(432,528)
Wells Fargo	2.950%	CPI Urban Consumer NSA	1/31/2033	15,000,000	14,164,642	(835,358)
Unrealized Depreciation on CPI Swaps						$(39,694,601)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

Credit Default Swaps on Indexes - Sell Protection at February 28, 2014(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)
Markit CMBX. NA.AAA.2(5)	.07%	3/15/2049	$300,000	$289,145	$296,645	$16,046	$12,691
Markit CMBX. NA.AAA.2(5)	.07%	3/15/2049	500,000	481,908	494,409	12,106	6,515
Markit CMBX. NA.AAA.3(5)	.08%	12/13/2049	1,000,000	993,270	983,819	35,129	18,948
Markit CMBX. NA.AAA.3(5)	.08%	12/13/2049	2,000,000	1,986,540	1,967,638	72,080	39,718
Markit CMBX. NA.AAA.4(5)	.35%	2/17/2051	500,000	492,597	493,619	38,895	32,514
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	300,000	290,127	296,646	16,050	12,696
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	500,000	483,544	494,410	26,750	21,160
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	100,000	96,709	98,382	7,678	6,060
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	1,500,000	1,445,724	1,483,229	41,747	24,976
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	200,000	198,654	196,764	16,425	13,189
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	500,000	496,635	491,910	41,077	32,987
						$323,983	$221,454

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(l)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $221,454. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Swap Counterparty: Credit Suisse
(6)	Swap Counterparty: Goldman Sachs
(7)	Swap Counterparty: Morgan Stanley

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$91,830,845	$—	$91,830,845
Corporate Bonds	—	370,890,202	—	370,890,202
Floating Rate Loans(4)
Aerospace/Defense	—	1,658,544	—	1,658,544
Containers	—	—	212,408	212,408
Energy Equipment & Services	—	1,257,727	750,938	2,008,665
Financial: Miscellaneous	—	499,101	—	499,101
Food	—	130,156	—	130,156
Gaming	—	5,113,469	—	5,113,469
Health Care	—	4,549,238	—	4,549,238
Leisure	—	146,673	—	146,673
Media	—	7,151,646	—	7,151,646
Services	—	207,063	830,040	1,037,103
Telecommunications	—	2,188,633	—	2,188,633
Utilities	—	140,754	1,699,807	1,840,561
Foreign Bonds	—	7,805,115	—	7,805,115
Foreign Government Obligations	—	2,788,399	—	2,788,399
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	12,859,978	—	12,859,978
Government Sponsored Enterprises Pass-Throughs	—	47,286,530	—	47,286,530
Non-Agency Commercial Mortgage-Backed Securities	—	231,120,874	—	231,120,874
U.S. Treasury Obligations	—	25,059,575	—	25,059,575
Commercial Paper	—	22,273,816	—	22,273,816
Convertible Bond	—	1,462,687	—	1,462,687
Repurchase Agreement	—	9,376,510	—	9,376,510
Total	$—	$845,797,535	$3,493,193	$849,290,728
Other Financial Instruments
CPI Swaps
Assets	$—	$573,632	$—	$573,632
Liabilities	—	(39,694,601)	—	(39,694,601)
Credit Default Swaps
Assets	—	221,454	—	221,454
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	1,356	—	1,356
Liabilities	—	(76,036)	—	(76,036)
Futures Contracts
Assets	18,110	—	—	18,110
Liabilities	(93,563)	—	—	(93,563)
Total	$(75,453)	$(38,974,195)	$—	$(39,049,648)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2014

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2013	$1,673,044
Accrued discounts/premiums	(176)
Realized gain (loss)	35
Change in unrealized appreciation/depreciation	7,499
Purchases	596,048
Sales	(30,946)
Net transfers in or out of Level 3	1,247,689
Balance as of February 28, 2014	$3,493,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND
(formerly, BALANCED STRATEGY FUND) February 28, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.94%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,758,830	$58,713
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	7,501,426	161,206
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	8,946,428	191,096
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	16,488,090	222,424
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	8,603,077	93,773
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	29,131,298	178,575
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	39,261,869	312,917
Lord Abbett Municipal Income Fund-High Yield Municipal Bond Fund-Class I(h)	1,504,552	16,866
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(i)	30,585,645	280,470
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	12,079,032	285,790
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	17,238,099	78,606
Total Investments in Underlying Funds (cost $1,659,274,103)		1,880,436

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.03%

Repurchase Agreement

Repurchase Agreement dated 2/28/2014, Zero Coupon due 3/3/2014 with Fixed Income Clearing Corp. collateralized by $550,000 of U.S. Treasury Note at 0.625% due 8/31/2017; value: $544,106; proceeds: $532,030 (cost $532,030)	$532	532

Total Investments in Securities 99.97% (cost $1,659,806,133)		1,880,968

Other Assets in Excess of Liabilities 0.03%		551

Net Assets 100.00%		$1,881,519

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of income exempt from federal income tax.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND
(formerly, BALANCED STRATEGY FUND) February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,880,436	$—	$—	$1,880,436
Repurchase Agreement	—	532	—	532
Total	$1,880,436	$532	$—	$1,880,968

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no Level transfers during the period ended February 28, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND
(formerly, GROWTH & INCOME STRATEGY FUND) February 28, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.90%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	4,477,648	$69,941
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	5,766,156	123,915
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	5,287,007	112,930
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	3,953,286	43,091
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	21,362,532	170,259
Lord Abbett Municipal Income Fund-High Yield Municipal Bond Fund-Class I(f)	1,582,207	17,736
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	22,355,502	205,000
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	9,649,831	228,315
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	11,706,319	53,381
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(j)	56,546	1,242
Total Investments in Underlying Funds (cost $897,718,693)		1,025,810

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement

Repurchase Agreement dated 2/28//2014, Zero Coupon due 3/3/2014 with State Street Bank and Trust Co. collateralized by $430,000 of Federal Home Loan Mortgage Corp. at 2.00% due 11/02/2022; value: $399,407; proceeds: $388,565 (cost $388,565)	$389	389

Total Investments in Securities 99.94% (cost $898,107,258)		1,026,199

Other Assets in Excess of Liabilities 0.06%		633

Net Assets 100.00%		$1,026,832

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of income exempt from federal income tax.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND
(formerly, GROWTH & INCOME STRATEGY FUND) February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,025,810	$—	$—	$1,025,810
Repurchase Agreement	—	389	—	389
Total	$1,025,810	$389	$—	$1,026,199

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no Level transfers during the period ended February 28, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND
(formerly, DIVERSIFIED INCOME STRATEGY FUND) February 28, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 98.94%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	1,019,354	$15,922
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	388,375	8,346
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	3,174,441	67,806
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	14,468,953	195,186
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	7,025,079	76,573
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	24,650,839	151,110
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	53,986,133	430,270
Lord Abbett Municipal Income Fund-High Yield Municipal Bond Fund-Class I(h)	1,461,589	16,385
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(i)	17,638,838	161,748
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	4,108,365	97,204
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	85,851,431	391,482
Total Investments in Underlying Funds (cost $1,559,930,976)		1,612,032

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.47%

Repurchase Agreement

Repurchase Agreement dated 2/28/2014, Zero Coupon due 3/3/2014 with Fixed Income Clearing Corp. collateralized by $7,800,000 of U.S. Treasury Note at 0.25% due 2/29/2016; value: $7,790,250; proceeds: $7,636,441 (cost $7,636,441)	$7,637	7,637

Total Investments in Securities 99.41% (cost $1,567,567,417)		1,619,669

Other Assets in Excess of Liabilities 0.59%		9,608

Net Assets 100.00%		$1,629,277

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of income exempt from federal income tax.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND
(formerly, DIVERSIFIED INCOME STRATEGY FUND) February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,612,032	$—	$—	$1,612,032
Repurchase Agreement	—	7,637	—	7,637
Total	$1,612,032	$7,637	$—	$1,619,669

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no Level transfers during the period ended February 28, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.43%

ASSET-BACKED SECURITIES 10.09%

Automobiles 4.42%

Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	$58,040	$58,173,434
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	25,438	25,439,609
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	396	396,218
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	3,553	3,553,640
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	6,402	6,401,288
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	42,450	42,511,595
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	34,975	35,021,657
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	9,134	9,132,535
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	32,975	32,962,173
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	16,424	16,406,755
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	19,125	19,228,973
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	42,900	43,073,509
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	42,536	42,562,788
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	46,130	46,159,823
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	43,354	43,348,798
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	47,921	47,947,692
Capital Auto Receivables Asset Trust 2013-2 A1	0.77%	7/20/2015	48,000	48,055,800
Capital Auto Receivables Asset Trust 2013-4 A1	0.534%#	3/21/2016	63,000	63,057,550
Capital Auto Receivables Asset Trust 2013-4 A2	0.85%	2/21/2017	46,650	46,711,181
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	33,680	33,774,371
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	18,590	18,651,421
Ford Credit Auto Lease Trust 2013-B A3	0.76%	9/15/2016	19,500	19,572,228
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	67,900	68,082,753
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	49,830	49,912,369
Hyundai Auto Lease Securitization Trust 2013-B A3†	0.98%	10/17/2016	41,700	41,939,483
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	69,284	69,306,778
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	45,680	45,724,492
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	24,337	24,366,363
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	12,637	12,660,675
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	42,576	42,691,871
Santander Drive Auto Receivables Trust 2012-2 A3	1.22%	12/15/2015	11,345	11,358,542
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	30,290	30,308,825
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%	2/16/2016	9,445	9,446,154
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%	2/16/2016	6,154	6,154,414
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	44,700	44,728,764
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%	3/15/2016	16,968	16,969,177
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	27,930	27,947,527
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	28,650	28,687,832
Santander Drive Auto Receivables Trust 2013-5 A3	0.82%	2/15/2018	36,963	37,020,385
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	49,586	49,696,746
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	93,345	93,382,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	$67,670	$67,708,166
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%		5/16/2016	31,895	31,978,294
Total					1,512,214,753

Credit Cards 1.30%

American Express Credit Account Master Trust 2012-3 B	0.655	%#	3/15/2018	21,700	21,668,188
Citibank Omni Master Trust 2009-A14A†	2.905	%#	8/15/2018	91,335	92,378,548
Discover Card Execution Note Trust 2012-B3	0.605	%#	5/15/2018	67,800	67,825,527
Dryrock Issuance Trust 2012-1 A	0.305	%#	8/15/2017	50,000	49,972,000
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	40,750	40,790,139
GE Capital Credit Card Master Note Trust 2010-1 A	3.69%		3/15/2018	51,275	52,958,922
MBNA Credit Card Master Note Trust 2004-B1	4.45%		8/15/2016	40,200	40,276,882
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	33,150	33,362,624
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	45,175	45,134,523
Total					444,367,353

Home Equity 0.37%

Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1 A3	0.358	%#	1/25/2036	25,195	24,130,537
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.318	%#	5/25/2036	25,648	23,413,208
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1 A3	0.248	%#	12/25/2036	8,348	8,247,399
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.228	%#	12/25/2036	3,749	3,712,275
Home Equity Asset Trust 2006-6 2A2	0.268	%#	11/25/2036	7,867	7,848,146
Home Equity Asset Trust 2006-7 2A2	0.268	%#	1/25/2037	23,309	22,834,502
Home Equity Asset Trust 2006-8 2A2	0.268	%#	3/25/2037	23,275	22,877,738
Option One Mortgage Loan Trust 2005-1 A4	0.958	%#	2/25/2035	15,492	15,217,673
Total					128,281,478

Other 4.00%

AMAC CDO Funding I 2006-1A A2†	0.456	%#	11/23/2050	8,000	7,440,000
AMAC CDO Funding I 2006-1A B†	0.536	%#	11/23/2050	12,500	11,250,000
Apidos CDO III Ltd. 2006-3A A2†	0.692	%#	6/12/2020	11,000	10,691,447
Arbor Realty Mortgage Securities LLC 2005-1A A1†	0.607	%#	4/21/2038	5,139	5,177,340
ARES CLO Ltd. 2007-3RA A2†	0.457	%#	4/16/2021	34,338	33,739,570
Atrium V-5A A1†	0.485	%#	7/20/2020	13,585	13,438,264
Babson CLO, Inc. 2006-I 2006-1A B†	0.629	%#	7/15/2018	9,500	9,328,199
Babson CLO, Inc. 2007-1A A1†	0.462	%#	1/18/2021	13,543	13,257,764
Bridgeport CLO Ltd. 2006-1A A1†	0.487	%#	7/21/2020	10,626	10,442,808
Carlyle Azure CLO Ltd. 2006-1A A2L†	0.634	%#	5/27/2020	10,750	10,478,102
Cerberus Onshore II CLO LLC 2013-1A A1†	2.247	%#	10/15/2023	40,000	40,654,604
CIT Mortgage Loan Trust 2007-1 2A2†	1.406	%#	10/25/2037	14,031	14,016,759
Cornerstone CLO Ltd. 2007-1A A1S†	0.459	%#	7/15/2021	30,000	29,192,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Dryden VIII Leveraged Loan CDO 2005-8A C†	0.956	%#	5/22/2017	$7,250	$7,104,491
Fairway Loan Funding Co. 2006-1A A3L†	0.898	%#	10/17/2018	19,500	19,076,930
FBR Securitization Trust 2005-4 AV24	0.858	%#	10/25/2035	21,541	18,836,069
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.258	%#	12/25/2036	1,184	1,184,303
Flagship CLO V 2006-1A A†	0.475	%#	9/20/2019	21,231	20,979,327
Fore CLO Ltd. 2007-1A A2†	0.687	%#	7/20/2019	9,775	9,444,258
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.545	%#	12/20/2020	6,000	5,872,344
Gannett Peak CLO Ltd. 2006-1A A1B†	0.509	%#	10/27/2020	3,972	3,954,768
Gannett Peak CLO Ltd. 2006-1A A2†	0.599	%#	10/27/2020	5,600	5,484,741
Harch CLO III Ltd. 2007-1A B†	0.636	%#	4/17/2020	8,250	8,028,831
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	56,180	56,598,681
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	21,950	21,937,741
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	13,905	13,861,470
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	5,600	5,583,057
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	19,575	19,356,474
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	19,055	18,785,086
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	49,045	49,054,466
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	40,085	40,145,188
HLSS Servicer Advance Receivables Trust 2014-T1 BT1†	1.542%		1/17/2045	12,000	12,004,386
HLSS Servicer Advance Receivables Trust 2014-T2 AT2†	2.217%		1/15/2047	30,000	30,198,495
ING Investment Management CLO II Ltd. 2006-2A A1R†	0.498	%#	8/1/2020	12,027	11,977,151
Jasper CLO Ltd. 2005-1A A†	0.508	%#	8/1/2017	10,386	10,320,522
JFIN CLO Ltd. 2007-1A A2†	0.477	%#	7/20/2021	25,355	24,980,622
JFIN Revolver CLO Ltd. 2013-1A A†	1.497	%#	1/20/2021	40,500	40,343,516
Kingsland III Ltd. 2006-3A A1†	0.451	%#	8/24/2021	17,534	17,403,640
KKR Financial CLO Corp. 2006-1A C†	1.185	%#	8/25/2018	11,827	11,504,523
KKR Financial CLO Corp. 2007-1A A†	0.586	%#	5/15/2021	45,850	45,346,960
KKR Financial CLO Corp. 2007-1A B†	0.986	%#	5/15/2021	8,000	7,751,709
Landmark VII CDO Ltd. 2006-7A A3L†	0.989	%#	7/15/2018	9,500	9,205,370
LCM V Ltd. 5A A1†	0.476	%#	3/21/2019	14,000	13,725,872
Liberty CLO Ltd. 2005-1A A1C†	0.488	%#	11/1/2017	7,702	7,670,986
Meritage Mortgage Loan Trust 2004-2 M3	1.133	%#	1/25/2035	11,753	11,091,047
Morgan Stanley ABS Capital I 2006-HE1 A3	0.338	%#	1/25/2036	8,196	8,105,200
Mountain Capital CLO IV Ltd. 2005-4A A2L†	0.693	%#	3/15/2018	14,500	14,311,493
Mountain View CLO III Ltd. 2007-3A A1†	0.452	%#	4/16/2021	18,832	18,582,019
MT Wilson CLO II Ltd. 2007-2A A2†	0.582	%#	7/11/2020	7,287	6,979,470
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	39,750	39,254,039
Nautique Funding Ltd. 2006-1A A1A†	0.489	%#	4/15/2020	29,588	29,284,567
NorthStar Real Estate CDO Ltd. 2006-8A A1	0.449	%#	2/1/2041	16,333	15,700,240
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.519	%#	2/1/2041	9,000	7,751,250
Ocean Trails CLO I 2006-1A A1†	0.492	%#	10/12/2020	19,782	19,446,291
OHA Park Avenue CLO Ltd. 2007-1A A1B†	0.473	%#	3/14/2022	22,913	22,531,515
Race Point III CLO Ltd. 2006-3 A (Ireland)†(a)	0.499	%#	4/15/2020	26,082	25,862,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Saxon Asset Securities Trust 2006-3 A2	0.266	%#	10/25/2046	$1,447	$1,446,779
Securitized Asset Backed Receivables LLC Trust 2005-FR5 A1B	0.438	%#	8/25/2035	19,974	19,265,276
SLM Student Loan Trust 2006-4 A4	0.319	%#	4/25/2023	1,072	1,071,611
SLM Student Loan Trust 2010-A 2A†	3.405	%#	5/16/2044	56,562	60,116,026
SLM Student Loan Trust 2011-1 A1(b)	0.676	%#	3/25/2026	25,970	25,954,907
SLM Student Loan Trust 2011-A A1†	1.155	%#	10/15/2024	27,372	27,513,151
SLM Student Loan Trust 2011-B A1†	1.005	%#	12/16/2024	28,900	28,998,324
SLM Student Loan Trust 2011-C A1†	1.555	%#	12/15/2023	18,941	19,088,614
SLM Student Loan Trust 2012-A A1†	1.555	%#	8/15/2025	16,667	16,871,290
SLM Student Loan Trust 2012-C A1†	1.255	%#	8/15/2023	17,084	17,192,432
SLM Student Loan Trust 2012-E A1†	0.905	%#	10/16/2023	21,781	21,829,707
SLM Student Loan Trust 2013-B A1†	0.805	%#	7/15/2022	50,278	50,339,369
Stone Tower CLO VI Ltd. 2007-6A A2A†	0.458	%#	4/17/2021	22,500	21,903,750
Structured Asset Securities Corp. 2006-GEL3 A2†	0.388	%#	7/25/2036	6,575	6,500,158
Structured Asset Securities Corp. 2007-BC2 A3	0.288	%#	3/25/2037	16,289	15,858,105
Venture VIII CDO Ltd. 2007-8A A1A†	0.517	%#	7/22/2021	22,250	21,539,135
WhiteHorse III Ltd. 2006-1A A1L†	0.508	%#	5/1/2018	16,870	16,791,209
Total					1,368,008,434
Total Asset-Backed Securities (cost $3,446,503,486)					3,452,872,018

CORPORATE BONDS 43.03%

Aerospace/Defense 0.02%

Exelis, Inc.	4.25%		10/1/2016	4,513	4,772,078
Litton Industries, Inc.	6.75%		4/15/2018	2,750	3,225,376
Total					7,997,454

Air Transportation 0.14%

Continental Airlines, Inc.	7.25%		5/10/2021	2,813	3,255,805
Continental Airlines, Inc.	7.461%		10/1/2016	1,386	1,389,639
United Airlines, Inc.†	6.75%		9/15/2015	30,773	31,542,325
US Airways 2012-1 Class C Pass-Through Trust	9.125%		10/1/2015	11,787	12,494,705
Total					48,682,474

Apparel 0.36%

Fifth & Pacific Cos., Inc.	10.50%		4/15/2019	18,429	19,580,813
J. Crew Group, Inc.	8.125%		3/1/2019	61,654	64,736,700
Perry Ellis International, Inc.	7.875%		4/1/2019	3,030	3,211,800
PVH Corp.	7.375%		5/15/2020	32,678	36,435,970
Total					123,965,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.18%

Continental Rubber of America Corp.†	4.50%	9/15/2019	$3,925	$14,311,385
Delphi Corp.	5.875%	5/15/2019	2,547	2,683,901
Delphi Corp.	6.125%	5/15/2021	35,024	39,139,320
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	4,925	5,208,187
Stanadyne Holdings, Inc.	12.00%	2/15/2015	2,382	1,828,185
Total				63,170,978

Automotive 0.26%

Hyundai Capital America†	2.55%	2/6/2019	30,000	30,212,010
Hyundai Capital America†	2.875%	8/9/2018	19,950	20,458,366
Hyundai Capital America†	4.00%	6/8/2017	7,945	8,469,346
Kia Motors Corp. (South Korea)†(a)	3.625%	6/14/2016	13,600	14,203,174
Oshkosh Corp.	8.25%	3/1/2017	14,650	15,290,937
Total				88,633,833

Banks: Diversified 6.23%

Abbey National Treasury Services plc (United Kingdom)(a)	1.819%#	4/25/2014	7,016	7,029,934
Associated Banc-Corp	5.125%	3/28/2016	64,556	68,787,452
Banco Bradesco SA†	2.336%#	5/16/2014	24,740	24,754,399
Banco Bradesco SA†	4.50%	1/12/2017	9,100	9,623,250
Banco de Costa Rica (Costa Rica)†(a)	5.25%	8/12/2018	8,600	8,664,500
Banco de Credito e Inversiones (Chile)†(a)	3.00%	9/13/2017	17,600	17,846,611
Banco del Estado de Chile (Chile)†(a)	2.00%	11/9/2017	34,000	33,874,948
Banco del Estado de Chile COD	2.03%	4/2/2015	7,900	8,017,489
Banco do Brasil SA	3.875%	1/23/2017	24,800	25,482,000
Banco Santander Chile (Chile)†(a)	2.117%#	6/7/2018	24,000	24,084,000
Bangkok Bank PCL (Hong Kong)†(a)	3.30%	10/3/2018	11,000	11,101,046
Bank of America Corp.	5.42%	3/15/2017	72,092	79,836,483
Bank of America Corp.	5.49%	3/15/2019	20,390	22,918,442
Bank of America Corp.	5.70%	5/2/2017	12,731	14,286,461
Bank of America Corp.	5.75%	8/15/2016	23,735	26,152,837
Bank of America Corp.	6.05%	5/16/2016	35,751	39,359,170
Bank of America Corp.	6.40%	8/28/2017	21,004	24,318,158
Bank of America Corp.	7.75%	8/15/2015	7,218	7,899,473
Bank of America Corp.	7.80%	9/15/2016	45,426	52,350,694
Bank of America Corp.	10.20%	7/15/2015	12,006	13,367,552
Bank of America NA	5.30%	3/15/2017	105,782	117,301,977
Bank of America NA	6.10%	6/15/2017	11,614	13,215,861
Bank of Nova Scotia (Canada)†(a)	2.15%	8/3/2016	28,950	29,873,708
Citigroup, Inc.	0.512%#	6/9/2016	24,774	24,385,147
Citigroup, Inc.	5.00%	9/15/2014	157,230	160,934,496
Citigroup, Inc.	5.50%	2/15/2017	81,458	90,556,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)

Comerica Bank	8.375%	7/15/2024	$1,000	$1,028,534
Compagnie de Financement Foncier SA (France)†(a)	2.25%	3/7/2014	112,600	112,613,850
Discover Bank	7.00%	4/15/2020	5,707	6,791,364
Discover Bank	8.70%	11/18/2019	13,221	16,678,477
First Midwest Bancorp, Inc.	5.875%	11/22/2016	14,875	15,741,454
Goldman Sachs Group, Inc. (The)	2.236%#	8/24/2016	3,350	3,418,383
Goldman Sachs Group, Inc. (The)	2.625%	1/31/2019	29,300	29,499,152
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	67,847	75,249,922
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	104,408	120,444,756
Hana Bank (South Korea)†(a)	1.375%	2/5/2016	9,800	9,839,915
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018	75,610	86,506,384
ING Bank NV (Netherlands)†(a)	5.125%	5/1/2015	8,350	8,685,678
JPMorgan Chase & Co.	6.125%	6/27/2017	47,385	54,336,474
Korea Development Bank (The) (South Korea)(a)	0.862%#	1/22/2017	23,100	23,146,269
Korea Development Bank (The) (South Korea)(a)	1.00%	1/22/2016	9,800	9,822,187
Macquarie Bank Ltd. (Australia)†(a)	5.00%	2/22/2017	6,055	6,598,473
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	3,607	3,663,067
Morgan Stanley	4.75%	4/1/2014	82,078	82,333,509
Morgan Stanley	5.95%	12/28/2017	69,600	79,918,618
Morgan Stanley	6.25%	8/28/2017	17,990	20,764,184
Morgan Stanley	7.30%	5/13/2019	41,550	51,000,215
National Savings Bank (Sri Lanka) †(a)	8.875%	9/18/2018	13,400	14,740,000
PNC Funding Corp.	5.625%	2/1/2017	1,968	2,190,744
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	397	434,715
Regions Bank	7.50%	5/15/2018	53,905	64,317,290
Regions Financial Corp.	2.00%	5/15/2018	28,584	28,178,736
Regions Financial Corp.	5.75%	6/15/2015	3,240	3,425,390
Regions Financial Corp.	7.75%	11/10/2014	14,915	15,644,746
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(a)	5.298%	12/27/2017	13,800	14,248,500
Sberbank via SB Capital SA (Russia)†(a)	4.95%	2/7/2017	11,800	12,508,000
Sberbank via SB Capital SA (Russia)(a)	5.40%	3/24/2017	4,900	5,255,250
Sberbank via SB Capital SA (Russia)†(a)	5.50%	2/26/2024	11,750	11,617,812
Standard Chartered Bank (United Kingdom)†(a)	6.40%	9/26/2017	39,371	44,851,443
Swedbank Hypotek AB (Sweden)†(a)	2.95%	3/28/2016	33,630	35,191,643
Synovus Financial Corp.	7.875%	2/15/2019	32,828	37,423,920
Turkiye Halk Bankasi AS (Turkey)†(a)	4.875%	7/19/2017	9,800	9,898,000
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	3.75%	4/15/2018	6,700	6,348,250
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	5.00%	10/31/2018	19,500	19,203,600
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	5.75%	4/24/2017	10,000	10,322,000
Valley National Bank	5.00%	7/15/2015	3,350	3,487,410
Vnesheconombank Via VEB Finance plc (Ireland)†(a)	4.224%	11/21/2018	9,800	9,812,250
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(a)	6.00%	4/12/2017	7,800	8,268,000
Total				2,131,471,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Money Center 0.60%

1Malaysia Sukuk Global Berhad (Malaysia)†(a)	3.928%	6/4/2015	$13,575	$14,141,838
Akbank TAS (Turkey)†(a)	3.875%	10/24/2017	7,850	7,771,500
Banco de Credito del Peru (Peru)†(a)	4.75%	3/16/2016	9,900	10,494,000
Banco Nacional de Costa Rica (Costa Rica)†(a)	4.875%	11/1/2018	19,500	19,475,625
BBVA Banco Continental SA (Peru)†(a)	2.25%	7/29/2016	12,655	12,734,094
BBVA Banco Continental SA (Peru)†(a)	3.25%	4/8/2018	11,600	11,672,500
Export-Import Bank of Korea (South Korea)(a)	0.992%#	1/14/2017	11,250	11,337,502
Export-Import Bank of Korea (South Korea)(a)	1.094%#	9/17/2016	6,100	6,122,911
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	6,675	7,148,912
Wilmington Trust Corp.	8.50%	4/2/2018	10,931	13,189,476
Zions Bancorporation	4.00%	6/20/2016	23,625	24,559,251
Zions Bancorporation	4.50%	3/27/2017	54,403	57,919,175
Zions Bancorporation	5.50%	11/16/2015	3,755	3,955,130
Zions Bancorporation	7.75%	9/23/2014	3,924	4,068,301
Total				204,590,215

Beverages 0.02%

Coca-Cola Icecek AS (Turkey)†(a)	4.75%	10/1/2018	8,000	8,316,400

Biotechnology Research & Production 0.13%

STHI Holding Corp.†	8.00%	3/15/2018	41,505	44,254,706

Broadcasting 0.09%

Cox Communications, Inc.†	5.875%	12/1/2016	1,600	1,796,278
Cox Communications, Inc.†	6.25%	6/1/2018	7,872	9,090,822
Cox Communications, Inc.†	9.375%	1/15/2019	15,235	19,663,373
Total				30,550,473

Brokers 0.34%

Jefferies Group LLC	5.875%	6/8/2014	9,675	9,809,038
Jefferies Group LLC	8.50%	7/15/2019	50,605	62,750,200
Raymond James Financial, Inc.	8.60%	8/15/2019	33,585	42,701,883
Total				115,261,121

Building Materials 0.33%

Associated Materials LLC/AMH New Finance, Inc.	9.125%	11/1/2017	15,732	16,597,260
Cemex SAB de CV (Mexico)†(a)	4.989%#	10/15/2018	12,000	12,600,000
Cemex SAB de CV (Mexico)†(a)	9.00%	1/11/2018	19,500	21,328,125
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	6,225	6,256,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Interline Brands, Inc.	7.50%	11/15/2018	$7,544	$8,019,272
Interline Brands, Inc. PIK	10.00%	11/15/2018	18,910	20,824,637
Owens Corning, Inc.	6.50%	12/1/2016	3,578	3,981,552
Owens Corning, Inc.	9.00%	6/15/2019	18,882	23,549,366
Total				113,156,337

Business Services 0.28%

Alliance Data Systems Corp.†	5.25%	12/1/2017	36,575	38,495,187
Alliance Data Systems Corp.†	6.375%	4/1/2020	11,092	11,923,900
Expedia, Inc.	7.456%	8/15/2018	9,500	11,285,174
Iron Mountain, Inc.	7.75%	10/1/2019	9,556	10,666,885
Iron Mountain, Inc.	8.375%	8/15/2021	21,742	23,263,940
Total				95,635,086

Cable Services 0.15%

Time Warner Cable, Inc.	5.85%	5/1/2017	46,782	52,951,376

Chemicals 0.91%

CF Industries, Inc.	6.875%	5/1/2018	48,332	56,384,063
CF Industries, Inc.	7.125%	5/1/2020	13,135	15,736,991
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	38,517	41,046,912
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	9,800	10,216,500
Phibro Animal Health Corp.†	9.25%	7/1/2018	43,407	46,445,490
Rhodia SA (France)†(a)	6.875%	9/15/2020	105,572	116,940,838
Sibur Securities Ltd. (Ireland)†(a)	3.914%	1/31/2018	10,800	10,557,000
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	12,425	15,275,332
Total				312,603,126

Coal 0.31%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.25%	12/15/2017	29,738	31,181,780
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	42,573	46,138,489
CONSOL Energy, Inc.	8.00%	4/1/2017	26,662	27,861,790
Total				105,182,059

Communications & Media 0.21%

Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017	69,707	72,843,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Communications Technology 0.00%

Motorola Solutions, Inc.	6.00%	11/15/2017	$1,298	$1,486,920

Computer Service 0.09%

Ceridian Corp.	11.25%	11/15/2015	29,124	29,451,645

Computer Software 0.30%

Aspect Software, Inc.	10.625%	5/15/2017	7,909	8,363,768
Brocade Communications Systems, Inc.	6.875%	1/15/2020	13,725	14,788,687
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	1,960	2,185,400
SunGard Data Systems, Inc.	7.375%	11/15/2018	71,325	76,050,281
Total				101,388,136

Construction/Homebuilding 0.08%

CRH America, Inc.	8.125%	7/15/2018	21,940	27,093,399

Consumer Products 0.16%

Avon Products, Inc.	2.375%	3/15/2016	18,090	18,412,093
Avon Products, Inc.	4.60%	3/15/2020	12,507	12,773,074
Avon Products, Inc.	6.50%	3/1/2019	20,880	23,163,207
Total				54,348,374

Containers 0.24%

Berry Plastics Corp.	9.50%	5/15/2018	54,256	57,714,820
BWAY Holding Co.	10.00%	6/15/2018	1,490	1,596,163
Tekni-Plex, Inc.†	9.75%	6/1/2019	19,600	22,540,000
Total				81,850,983

Copper 0.01%

Southern Copper Corp.	6.375%	7/27/2015	4,400	4,719,440

Data Product, Equipment & Communications 0.57%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	17,229	17,968,228
Fidelity National Information Services, Inc.	7.875%	7/15/2020	164,626	178,214,230
Total				196,182,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified 0.06%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	$18,735	$19,390,725
Tyco Electronics Group SA (Luxemburg)(a)	6.55%	10/1/2017	1,011	1,175,236
Total				20,565,961

Drugs 1.67%

Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	5,850	6,080,344
Grifols, Inc.	8.25%	2/1/2018	49,475	53,000,094
Hospira, Inc.	5.20%	8/12/2020	9,700	10,339,405
Hospira, Inc.	6.05%	3/30/2017	44,627	49,487,237
Mylan, Inc.†	6.00%	11/15/2018	164,975	174,886,368
Mylan, Inc.†	7.875%	7/15/2020	102,074	114,719,539
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	151,842	163,230,150
Total				571,743,137

Electric: Power 1.10%

Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	9,175	9,929,956
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	6,393	8,116,815
Dayton Power & Light Co. (The)†	1.875%	9/15/2016	19,750	20,115,454
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	53,914	57,239,308
Entergy Corp.	3.625%	9/15/2015	3,500	3,621,051
Entergy Corp.	4.70%	1/15/2017	53,913	57,427,103
Entergy Corp.	5.125%	9/15/2020	6,475	6,979,746
Exelon Generation Co. LLC	5.20%	10/1/2019	35,693	39,277,220
Indiantown Cogeneration LP	9.77%	12/15/2020	23,001	26,147,735
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	29,220	30,328,691
Oncor Electric Delivery Co. LLC	6.80%	9/1/2018	11,090	13,224,259
Pennsylvania Electric Co.	6.05%	9/1/2017	2,074	2,308,880
PPL WEM Holdings plc (United Kingdom)†(a)	3.90%	5/1/2016	75,860	79,904,628
Red Oak Power LLC	8.54%	11/30/2019	21,607	22,393,638
Total				377,014,484

Electrical Equipment 0.14%

Altera Corp.	2.50%	11/15/2018	44,496	44,974,866
STATS ChipPAC Ltd. (Singapore)†(a)	4.50%	3/20/2018	3,000	3,015,000
Total				47,989,866

Electronics 0.23%

FLIR Systems, Inc.	3.75%	9/1/2016	27,250	28,483,117
Jabil Circuit, Inc.	7.75%	7/15/2016	20,458	23,398,838
Jabil Circuit, Inc.	8.25%	3/15/2018	23,485	28,358,137
Total				80,240,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics: Semi-Conductors/Components 0.05%

Avnet, Inc.	5.875%	3/15/2014	$15,405	$15,428,246
Freescale Semiconductor, Inc.	10.125%	12/15/2016	650	664,625
Total				16,092,871

Energy Equipment & Services 0.97%

Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	92,347	105,306,239
Energy Transfer Partners LP	6.125%	2/15/2017	15,393	17,246,209
Energy Transfer Partners LP	8.50%	4/15/2014	23,766	23,975,046
Energy Transfer Partners LP	9.00%	4/15/2019	92,433	117,687,822
Energy Transfer Partners LP	9.70%	3/15/2019	37,619	49,061,308
NRG Energy, Inc.	7.625%	5/15/2019	17,063	17,916,150
Total				331,192,774

Engineering & Contracting Services 0.36%

Andrade Gutierrez International SA (Luxembourg)†(a)	4.00%	4/30/2018	5,000	4,893,750
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	24,673	23,069,255
URS Corp.	3.85%	4/1/2017	89,656	93,751,934
Total				121,714,939

Entertainment 0.87%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	62,611	66,445,924
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	525	577,500
Greektown Superholdings, Inc.	13.00%	7/1/2015	67,853	71,143,870
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	24,857	27,466,985
Seminole Indian Tribe of Florida†	7.804%	10/1/2020	8,415	9,424,800
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	22,950	25,245,000
Vail Resorts, Inc.	6.50%	5/1/2019	29,961	31,665,032
WMG Acquisition Corp.	11.50%	10/1/2018	48,886	55,852,255
WMG Holdings Corp.†	13.75%	10/1/2019	1,400	1,687,000
WMG Holdings Corp.	13.75%	10/1/2019	6,022	7,256,510
Total				296,764,876

Financial Services 3.06%

Air Lease Corp.	3.375%	1/15/2019	58,600	59,625,500
Air Lease Corp.	4.50%	1/15/2016	23,826	25,195,995
Air Lease Corp.	5.625%	4/1/2017	121,876	134,977,670
Alfa Bank OJSC Via Alfa Bond Issuance plc (Ireland)†(a)	7.875%	9/25/2017	25,700	28,462,750
Astoria Depositor Corp.†	7.902%	5/1/2021	9,722	10,110,483
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	67,583	75,288,746
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015	29,070	29,430,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Financial Services (continued)

DTEK Finance plc (United Kingdom)†(a)	7.875%	4/4/2018		$14,530	$11,624,000
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017		34,357	35,958,311
Graton Economic Development Authority†	9.625%	9/1/2019		30,765	35,687,400
Hyundai Capital Services, Inc. (South Korea)†(a)	3.50%	9/13/2017		3,800	4,006,078
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%	7/27/2016		25,331	27,111,313
Hyundai Capital Services, Inc. (South Korea)†(a)	6.00%	5/5/2015		3,780	3,999,966
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017		8,823	9,440,610
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020		12,475	13,285,875
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020		10,922	12,217,382
Macquarie Group Ltd. (Australia)†(a)	7.625%	8/13/2019		6,526	7,905,355
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017		55,291	57,917,836
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020		4,590	4,670,325
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019		58,800	65,415,000
Old Mutual plc (United Kingdom)(c)	7.125%	10/19/2016	GBP	2,174	4,060,610
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019		$33,382	36,636,745
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018		55,208	57,968,400
Rosneft Finance SA (Luxembourg)†(a)	6.25%	2/2/2015		9,500	9,960,750
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017		20,774	22,083,273
Utility Contract Funding LLC†	7.944%	10/1/2016		14,469	15,814,523
Western Union Co. (The)	1.234%#	8/21/2015		28,950	29,176,418
Western Union Co. (The)	2.875%	12/10/2017		79,269	81,622,576
Western Union Co. (The)	3.35%	5/22/2019		24,500	24,596,358
Western Union Co. (The)	3.65%	8/22/2018		19,600	20,280,492
Woodside Finance Ltd. (Australia)†(a)	4.50%	11/10/2014		39,788	40,818,430
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014		53,200	53,200,000
Total					1,048,549,754

Financial: Miscellaneous 0.75%

Hercules Offshore, Inc.†	10.25%	4/1/2019		30,956	35,444,620
Kayne Anderson MLP Investment Co.	1.494%#	8/19/2016		30,000	30,090,510
Kayne Anderson MLP Investment Co.†	1.494%#	8/19/2016		59,850	60,030,807
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018		36,900	40,690,626
SLM Corp.	4.875%	6/17/2019		12,300	12,730,857
SLM Corp.	5.00%	6/15/2018		6,467	6,496,082
SLM Corp.	5.50%	1/15/2019		24,620	26,129,354
SLM Corp.	8.00%	3/25/2020		22,623	26,214,401
SLM Corp.	8.45%	6/15/2018		14,974	17,781,625
Turkiye Garanti Bankasi AS (Turkey)†(a)	2.737%#	4/20/2016		2,500	2,463,750
Total					258,072,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.93%

Big Heart Pet Brands	7.625%	2/15/2019	$36,443	$37,991,827
CFG Investment SAC (Peru)†(a)	9.75%	7/30/2019	11,625	11,595,938
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	43,381	45,604,276
Minerva Luxembourg SA (Luxembourg)†(a)	12.25%	2/10/2022	4,820	5,374,300
Mondelez International, Inc.	0.775%#	2/1/2019	22,500	22,440,645
Raizen Fuels Finance Ltd.†	9.50%	8/15/2014	15,859	16,410,893
Southern States Cooperative, Inc.†	10.00%	8/15/2021	13,000	12,935,000
TreeHouse Foods, Inc.	7.75%	3/1/2018	11,553	12,067,109
US Foods, Inc.	8.50%	6/30/2019	113,595	123,250,575
Want Want China Finance Ltd. (China)†(a)	1.875%	5/14/2018	24,300	23,531,828
Wells Enterprises, Inc.†	6.75%	2/1/2020	6,434	6,667,233
Total				317,869,624

Gaming 0.19%

CCM Merger, Inc.†	9.125%	5/1/2019	23,860	25,470,550
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	40,150	40,526,406
Total				65,996,956

Health Care 0.06%

VWR Funding, Inc.†	10.75%	6/30/2017	21,460	22,077,213

Health Care Products 0.32%

Boston Scientific Corp.	5.125%	1/12/2017	9,689	10,680,136
Edwards Lifesciences Corp.	2.875%	10/15/2018	79,612	80,325,722
Mallinckrodt International Finance SA (Luxembourg)†(a)	3.50%	4/15/2018	19,012	18,891,578
Total				109,897,436

Health Care Services 0.16%

CHS/Community Health Systems, Inc.	8.00%	11/15/2019	12,828	14,316,048
DaVita HealthCare Partners, Inc.	6.375%	11/1/2018	7,004	7,376,088
Emdeon, Inc.	11.00%	12/31/2019	20,840	24,226,500
Kindred Healthcare, Inc.	8.25%	6/1/2019	7,235	7,831,887
Total				53,750,523

Industrial Products 0.16%

Mueller Water Products, Inc.	7.375%	6/1/2017	43,377	44,786,753
PPL WW Holdings Ltd. (United Kingdom)†(a)	7.25%	12/15/2017	9,185	10,358,319
Total				55,145,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.27%

CNO Financial Group, Inc.†	6.375%	10/1/2020	$1,600	$1,712,000
Fidelity National Financial, Inc.	6.60%	5/15/2017	26,492	29,761,537
Hartford Financial Services Group, Inc.	4.75%	3/1/2014	2,285	2,285,000
UnumProvident Finance Co. plc (United Kingdom)†(a)	6.85%	11/15/2015	535	582,881
Willis Group Holdings plc (United Kingdom)(a)	4.125%	3/15/2016	33,455	35,250,329
Willis North America, Inc.	6.20%	3/28/2017	20,171	22,046,076
Total				91,637,823

Investment Management Companies 0.66%

Ares Capital Corp.	4.875%	11/30/2018	93,500	97,702,825
Grupo Aval Ltd.†	5.25%	2/1/2017	12,800	13,568,000
Lazard Group LLC	4.25%	11/14/2020	11,837	12,472,848
Lazard Group LLC	6.85%	6/15/2017	58,016	66,359,513
Leucadia National Corp.	8.125%	9/15/2015	9,220	10,165,050
Nuveen Investments, Inc.	5.50%	9/15/2015	23,810	24,226,675
Total				224,494,911

Leasing 0.61%

Aviation Capital Group Corp.†	4.625%	1/31/2018	12,740	13,285,896
International Lease Finance Corp.†	6.75%	9/1/2016	37,875	42,656,719
International Lease Finance Corp.†	7.125%	9/1/2018	54,680	63,838,900
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	6,550	6,762,875
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	31,813	33,476,566
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	44,745	47,890,126
Total				207,911,082

Leisure 0.11%

Royal Caribbean Cruises Ltd.	7.25%	3/15/2018	12,250	14,271,250
Seneca Gaming Corp.†	8.25%	12/1/2018	22,303	24,087,240
Total				38,358,490

Lodging 1.14%

Grupo Posadas SAB de CV (Mexico)†(a)	7.875%	11/30/2017	24,094	24,425,293
Host Hotels & Resorts LP	5.875%	6/15/2019	138,574	150,357,917
Host Hotels & Resorts LP	6.00%	11/1/2020	178,924	196,512,050
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,825	4,497,791
Studio City Finance Ltd.†	8.50%	12/1/2020	7,300	8,176,000
Wyndham Worldwide Corp.	2.95%	3/1/2017	4,511	4,624,889
Total				388,593,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery: Agricultural 0.58%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018		$24,417	$25,485,244
Camposol SA (Peru)†(a)	9.875%	2/2/2017		7,616	7,844,480
Imperial Tobacco Finance plc (United Kingdom)†(a)	2.05%	2/11/2018		9,450	9,444,028
Lorillard Tobacco Co.	8.125%	6/23/2019		113,692	141,934,457
MHP SA (Ukraine)†(a)	10.25%	4/29/2015		13,202	13,036,975
Total					197,745,184

Machinery: Industrial/Specialty 0.00%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019		1,000	1,115,000

Machinery: Oil Well Equipment & Services 0.06%

National Oilwell Varco, Inc.	6.125%	8/15/2015		20,320	20,345,745

Manufacturing 0.18%

Amsted Industries, Inc.†	8.125%	3/15/2018		24,029	25,140,341
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		7,800	8,385,000
Smiths Group plc (United Kingdom)†(a)	6.05%	5/15/2014		27,241	27,537,791
Total					61,063,132

Media 0.33%

21st Century Fox America, Inc.	7.60%	10/11/2015		1,118	1,230,840
Central European Media Enterprises Ltd.†(c)	11.625%	9/15/2016	EUR	11,100	16,240,614
Columbus International, Inc. (Barbados)†(a)	11.50%	11/20/2014		$7,575	8,048,437
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.20%	3/15/2020		9,337	10,301,241
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.875%	10/1/2019		19,198	22,045,793
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		14,928	16,943,280
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020		26,663	29,195,985
Videotron Ltee (Canada)(a)	6.375%	12/15/2015		1,448	1,453,430
Videotron Ltee (Canada)(a)	9.125%	4/15/2018		6,592	6,872,160
Total					112,331,780

Metal Fabricating 0.22%

Glencore Canada Corp. (Canada)(a)	5.50%	6/15/2017		6,670	7,417,920
Severstal Columbus LLC	10.25%	2/15/2018		61,675	64,999,283
Xstrata Canada Corp. (Canada)(a)	6.00%	10/15/2015		1,975	2,124,703
Total					74,541,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.08%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	$80,078	$103,171,614
Compass Minerals International, Inc.	8.00%	6/1/2019	17,658	18,673,335
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.75%	10/15/2014	22,376	22,892,863
IAMGOLD Corp. (Canada)†(a)	6.75%	10/1/2020	19,850	17,567,250
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	17,716	18,823,250
Kinross Gold Corp. (Canada)(a)	3.625%	9/1/2016	59,097	61,008,965
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	31,970	33,368,688
Xstrata Finance Canada Ltd. (Canada)†(a)	2.05%	10/23/2015	14,650	14,847,658
Xstrata Finance Canada Ltd. (Canada)†(a)	2.70%	10/25/2017	14,884	15,231,482
Xstrata Finance Canada Ltd. (Canada)†(a)	2.85%	11/10/2014	23,527	23,829,016
Xstrata Finance Canada Ltd. (Canada)†(a)	3.60%	1/15/2017	31,100	32,742,173
Xstrata Finance Canada Ltd. (Canada)†(a)	5.80%	11/15/2016	5,914	6,561,305
Total				368,717,599

Miscellaneous 0.03%

Marfrig Holding Europe BV (Netherlands)†(a)	9.875%	7/24/2017	11,500	11,787,500

Natural Gas 0.06%

Sabine Pass LNG LP	6.50%	11/1/2020	13,710	14,395,500
SourceGas LLC†	5.90%	4/1/2017	3,180	3,391,702
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,965	3,232,606
Total				21,019,808

Oil 2.84%

Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	8,300	8,362,250
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	11,300	12,980,875
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	17,250	19,708,125
Alliance Oil Co., Ltd. (Russia)†(a)	9.875%	3/11/2015	24,300	25,120,125
Antero Resources Finance Corp.	7.25%	8/1/2019	7,743	8,362,440
BP Capital Markets plc (United Kingdom)(a)	0.777%#	5/10/2019	48,350	48,484,558
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	10,413	11,324,138
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	11,062	13,505,883
Chaparral Energy, Inc.	8.25%	9/1/2021	18,815	20,696,500
Chaparral Energy, Inc.	9.875%	10/1/2020	32,757	37,506,765
CNPC General Capital Ltd. (China)†(a)	1.45%	4/16/2016	16,600	16,630,826
CNPC General Capital Ltd. (China)†(a)	2.75%	4/19/2017	9,800	10,003,105
Concho Resources, Inc.	7.00%	1/15/2021	1,934	2,146,740
Continental Resources, Inc.	7.125%	4/1/2021	31,067	35,299,879
Continental Resources, Inc.	7.375%	10/1/2020	51,331	58,132,357
Continental Resources, Inc.	8.25%	10/1/2019	32,628	35,360,595
DCP Midstream LLC†	9.75%	3/15/2019	25,954	33,418,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Ecopetrol SA (Colombia)(a)	4.25%	9/18/2018	$9,500	$10,058,125
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	33,178	35,832,240
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	5/23/2016	18,000	19,168,200
Harvest Operations Corp. (Canada)†(a)	2.125%	5/14/2018	4,800	4,787,746
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	28,599	31,315,905
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	46,335	50,273,475
Husky Oil Ltd. (Canada)(a)	7.55%	11/15/2016	4,625	5,357,003
KazMunaiGas National Co. (Kazakhstan)†(a)	11.75%	1/23/2015	4,900	5,341,000
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	47,468	53,045,490
LUKOIL International Finance BV (Netherlands)†(a)	3.416%	4/24/2018	13,800	13,920,750
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	28,166	29,194,059
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	14,250	15,105,000
Naftogaz of Ukraine NJSC (Ukraine)(a)	9.50%	9/30/2014	27,200	24,446,000
Pacific Drilling SA (Luxembourg)(a)	8.25%	2/23/2015	31,150	32,629,625
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	6,800	7,968,444
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	909	1,115,083
Petroleos de Venezuela SA (Venezuela)(a)	4.90%	10/28/2014	14,500	13,666,250
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	3,250	2,335,125
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	26,700	27,124,263
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.50%	9/30/2014	18,550	19,069,400
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.832%	9/30/2016	8,531	9,127,635
Rosetta Resources, Inc.	9.50%	4/15/2018	15,520	16,470,600
Rosneft Finance SA (Luxembourg)†(a)	7.875%	3/13/2018	39,075	45,229,312
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	3.149%	3/6/2017	30,700	31,160,500
Seadrill Ltd.†	5.625%	9/15/2017	21,030	22,028,925
Sinopec Capital 2013 Ltd.†	1.25%	4/24/2016	9,600	9,596,813
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	11,800	12,100,334
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	19,500	19,580,944
Swift Energy Co.	7.875%	3/1/2022	6,885	7,091,550
Total				971,183,769

Oil: Crude Producers 2.83%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	12,565	12,565,000
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	8.70%	8/7/2018	1,800	2,196,000
Anadarko Petroleum Corp.	6.375%	9/15/2017	8,156	9,452,886
Anadarko Petroleum Corp.	7.625%	3/15/2014	21,498	21,539,384
Anadarko Petroleum Corp.	8.70%	3/15/2019	18,840	24,104,028
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75%	4/1/2019	30,580	33,408,650
Crosstex Energy LP/Crosstex Energy Finance Corp.	7.125%	6/1/2022	18,186	21,004,830
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875%	2/15/2018	98,239	103,212,349
DCP Midstream Operating LP	2.50%	12/1/2017	12,550	12,879,500
Devon Energy Corp.	0.784%#	12/15/2016	38,250	38,318,391
Enable Oklahoma Intrastate Transmission LLC†	6.875%	7/15/2014	7,535	7,680,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Enbridge Energy Partners LP	9.875%	3/1/2019	$23,752	$31,051,631
Forest Oil Corp.	7.25%	6/15/2019	6,796	5,878,540
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	9,128	9,881,060
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	19,750	20,000,671
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	41,295	41,988,426
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	10,420	10,364,482
OGX Austria GmbH (Austria)(a)(d)	8.50%	6/1/2018	31,150	1,946,875
Pacific Rubiales Energy Corp. (Canada)†(a)	5.375%	1/26/2019	29,200	30,149,000
Plains Exploration & Production Co.	6.125%	6/15/2019	22,275	24,641,719
Plains Exploration & Production Co.	6.50%	11/15/2020	30,387	33,729,570
Plains Exploration & Production Co.	6.625%	5/1/2021	77,826	85,414,035
Plains Exploration & Production Co.	7.625%	4/1/2020	140,237	154,611,292
Plains Exploration & Production Co.	8.625%	10/15/2019	50,836	55,792,510
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	15,900	17,052,750
Southeast Supply Header LLC†	4.85%	8/15/2014	78,057	79,375,148
Southern Star Central Corp.	6.75%	3/1/2016	1,748	1,754,555
Southern Star Central Corp.†	6.75%	3/1/2016	26,200	26,298,250
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	2,900	3,106,242
Sunoco, Inc.	5.75%	1/15/2017	12,908	14,133,576
W&T Offshore, Inc.	8.50%	6/15/2019	30,566	33,240,525
Total				966,772,451

Oil: Integrated Domestic 0.63%

Buckeye Partners LP	2.65%	11/15/2018	14,650	14,702,637
Buckeye Partners LP	6.05%	1/15/2018	8,570	9,626,818
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	7,625	9,726,542
Korea National Oil Corp. (South Korea)†(a)	2.75%	1/23/2019	19,700	19,999,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	$30,455	$31,534,569
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	18,000	18,338,436
Newfield Exploration Co.	6.875%	2/1/2020	19,798	21,357,093
Newfield Exploration Co.	7.125%	5/15/2018	24,386	25,361,440
Pioneer Energy Services Corp.	9.875%	3/15/2018	23,266	24,545,630
Rowan Cos., Inc.	7.875%	8/1/2019	28,371	34,564,645
Texas Gas Transmission LLC	4.60%	6/1/2015	4,160	4,339,641
Total				214,097,206

Oil: Integrated International 1.78%

Petrobras Global Finance BV (Netherlands)(a)	1.855%#	5/20/2016	24,300	24,057,000
Petrobras Global Finance BV (Netherlands)(a)	2.379%#	1/15/2019	34,000	33,320,000
Petrobras International Finance Co.	2.875%	2/6/2015	53,025	53,820,375
Petrobras International Finance Co.	3.875%	1/27/2016	9,950	10,273,375
Petrobras International Finance Co.	7.75%	9/15/2014	3,361	3,479,643
Petrohawk Energy Corp.	6.25%	6/1/2019	83,662	91,444,323
Petrohawk Energy Corp.	7.25%	8/15/2018	84,022	89,786,245
Petroleos Mexicanos (Mexico)(a)	2.257%#	7/18/2018	14,600	15,184,000
Petroleos Mexicanos (Mexico)†(a)	3.125%	1/23/2019	29,400	30,120,300
Transocean, Inc.	6.00%	3/15/2018	41,956	47,297,376
Transocean, Inc.	6.50%	11/15/2020	37,637	42,624,693
Transocean, Inc.	7.375%	4/15/2018	286	332,640
Weatherford International Ltd.	5.50%	2/15/2016	3,156	3,401,404
Weatherford International Ltd.	6.00%	3/15/2018	21,551	24,524,392
Weatherford International Ltd.	9.625%	3/1/2019	105,367	137,678,107
Total				607,343,873

Paper & Forest Products 0.15%

Fibria Overseas Finance Ltd.	6.75%	3/3/2021	6,720	7,442,400
Fibria Overseas Finance Ltd.	7.50%	5/4/2020	2,298	2,539,290
West Fraser Timber Co. Ltd. (Canada)†(a)	5.20%	10/15/2014	41,101	42,334,030
Total				52,315,720

Printing 0.03%

Quebecor Media, Inc. (Canada)(a)	7.75%	3/15/2016	9,347	9,428,786

Production Technology Equipment 0.03%

CNOOC Finance 2013 Ltd. (Hong Kong)(a)	1.75%	5/9/2018	9,700	9,539,300

Real Estate Investment Trusts 1.16%

American Tower Corp.	3.40%	2/15/2019	9,800	10,190,746
American Tower Corp.	4.50%	1/15/2018	41,519	45,200,531
American Tower Corp.	7.00%	10/15/2017	30,005	35,216,178
American Tower Corp.	7.25%	5/15/2019	33,591	40,504,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

ARC Properties Operating Partnership LP/Clark Acquisition LLC†	2.00%	2/6/2017	$133,600	$133,784,769
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	3.00%	2/6/2019	14,650	14,638,705
Atlantic Finance Ltd. (United Kingdom)†(a)	10.75%	5/27/2014	11,865	12,136,234
BRE Properties, Inc.	4.697%	3/17/2014	17,461	17,483,699
Corrections Corp. of America	4.125%	4/1/2020	17,101	16,801,733
Country Garden Holdings Co. Ltd. (China)†(a)	11.25%	4/22/2017	2,000	2,130,000
DDR Corp.	9.625%	3/15/2016	5,830	6,777,608
EPR Properties	7.75%	7/15/2020	14,552	17,310,317
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	17,330	19,542,989
Kilroy Realty LP	4.80%	7/15/2018	19,155	20,782,370
Liberty Property LP	5.125%	3/2/2015	2,245	2,337,968
Potlatch Corp.	6.95%	12/15/2015	1,500	1,620,938
Regency Centers LP	4.95%	4/15/2014	1,895	1,903,789
Total				398,362,803

Restaurants 0.19%

Darden Restaurants, Inc.	6.20%	10/15/2017	58,321	66,047,774

Retail 1.28%

CDR DB Sub, Inc.†	7.75%	10/15/2020	18,820	18,396,550
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	16,103	16,867,892
Maestro Peru SA (Peru)†(a)	6.75%	9/26/2019	1,566	697,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	45,713	47,541,520
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	23,310	23,951,025
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	11,031	11,320,564
QVC, Inc.†	7.375%	10/15/2020	102,755	111,380,255
QVC, Inc.†	7.50%	10/1/2019	193,420	206,953,211
Total				437,108,517

Savings & Loan 0.23%

AmSouth Bank	5.20%	4/1/2015	46,994	48,964,271
Santander Holdings USA, Inc.	3.00%	9/24/2015	24,200	25,038,820
Santander Holdings USA, Inc.	4.625%	4/19/2016	6,024	6,460,421
Total				80,463,512

Security Services 0.07%

Smith & Wesson Holding Corp.†	5.875%	6/15/2017	24,700	24,823,500

Steel 0.73%

Allegheny Technologies, Inc.	9.375%	6/1/2019	17,220	21,127,252
Edgen Murray Corp.†	8.75%	11/1/2020	32,644	37,805,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel (continued)

Glencore Funding LLC†	1.394%#	5/27/2016	$34,700	$34,622,272
Glencore Funding LLC†	1.70%	5/27/2016	31,490	31,709,863
Glencore Funding LLC†	2.50%	1/15/2019	6,527	6,429,780
Glencore Funding LLC†	6.00%	4/15/2014	86,581	87,101,006
GTL Trade Finance, Inc.†	7.25%	10/20/2017	11,785	13,434,900
Metinvest BV (Netherlands)†(a)	8.75%	2/14/2018	1,525	1,342,000
Metinvest BV (Netherlands)†(a)	10.25%	5/20/2015	1,730	1,639,175
Severstal OAO Via Steel Capital SA (Luxembourg)†(a)	4.45%	3/19/2018	7,300	7,236,125
Vale Overseas Ltd. (Brazil)(a)	6.25%	1/11/2016	6,040	6,608,394
Total				249,056,600

Supermarkets 0.04%

Safeway, Inc.	5.625%	8/15/2014	6,875	7,003,776
Stater Bros Holdings, Inc.	7.375%	11/15/2018	5,893	6,253,946
Total				13,257,722

Synthetic Fibers 0.15%

Polymer Group, Inc.	7.75%	2/1/2019	46,282	49,695,298

Technology 0.13%

Baidu, Inc. (China)(a)	2.25%	11/28/2017	14,800	14,797,129
Baidu, Inc. (China)(a)	3.25%	8/6/2018	14,500	14,853,017
Fiserv, Inc.	6.80%	11/20/2017	11,450	13,292,740
Total				42,942,886

Telecommunications 1.24%

Altice Financing SA (Luxembourg)†(a)	7.875%	12/15/2019	8,328	9,119,160
Block Communications, Inc.†	7.25%	2/1/2020	18,453	19,790,842
Consolidated Communications Finance Co.	10.875%	6/1/2020	48,135	56,077,275
Cricket Communications, Inc.	7.75%	10/15/2020	168,951	192,181,762
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	25,408	27,123,040
Embarq Corp.	7.082%	6/1/2016	10,475	11,734,975
GTE Corp.	6.84%	4/15/2018	8,336	9,806,254
Qwest Corp.	7.50%	10/1/2014	19,565	20,280,179
Qwest Corp.	7.625%	6/15/2015	500	538,729
Sable International Finance Ltd.†	8.75%	2/1/2020	27,630	31,152,825
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	16,325	17,365,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(a)	8.25%	5/23/2016	$13,400	$14,807,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	6.493%	2/2/2016	8,500	9,073,750
VimpelCom Holdings BV (Netherlands)†(a)	5.20%	2/13/2019	4,800	4,812,000
Total				423,863,510

Telephone-Long Distance 0.06%

America Movil SAB de CV (Mexico)(a)	1.244%#	9/12/2016	19,400	19,673,656

Tobacco 0.03%

Altria Group, Inc.	9.25%	8/6/2019	6,525	8,694,582

Transportation: Miscellaneous 0.55%

Air Medical Group Holdings, Inc.	9.25%	11/1/2018	29,765	32,443,850
Asciano Finance Ltd. (Australia)†(a)	3.125%	9/23/2015	10,625	10,924,795
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	31,771	32,464,560
Florida East Coast Railway Corp.	8.125%	2/1/2017	28,510	29,842,842
Grupo Senda Autotransporte SA de CV (Mexico)†(a)	10.50%	10/3/2015	5,950	6,054,125
Kazakhstan Temir Zholy Finance BV (Netherlands)(a)	7.00%	5/11/2016	12,700	13,985,875
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	39,970	42,268,275
Martin Midstream Partners LP/Martin Midstream Finance Corp.	8.875%	4/1/2018	8,166	8,564,093
Transnet SOC Ltd. (South Africa)†(a)	4.50%	2/10/2016	9,600	10,089,936
Total				186,638,351

Truckers 0.04%

Con-way, Inc.	7.25%	1/15/2018	10,252	12,067,793

Utilities 0.27%

Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	69,770	71,466,248
Public Service Co. of New Mexico	7.95%	5/15/2018	17,005	20,509,442
Total				91,975,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities: Electrical 0.15%

IPALCO Enterprises, Inc.	5.00%	5/1/2018	$7,074	$7,533,810
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019	5,000	5,625,000
Jersey Central Power & Light Co.	5.625%	5/1/2016	8,500	9,272,998
Jersey Central Power & Light Co.	7.35%	2/1/2019	1,530	1,845,662
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	27,000	27,553,500
Total				51,830,970
Total Corporate Bonds (cost $14,533,879,309)				14,717,313,899

FLOATING RATE LOANS(e) 3.21%

Aerospace/Defense 0.10%
Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	26,245	26,400,895
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	8,719	8,730,067
Total				35,130,962

Containers 0.03%

Owens-Brockway Glass Container, Inc. Term Loan B1	1.905%	5/19/2016	9,305	9,316,989

Electric: Generation 0.03%

Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	9,646	9,911,265

Energy Equipment & Services 0.19%

CenterPoint Energy Field Services LP Term Loan	1.782% - 1.838%	4/24/2016	19,250	19,274,062
Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	21,562	22,046,997
Offshore Group Investment Ltd. 2nd Term Loan	5.75%	3/28/2019	22,455	22,792,142
Total				64,113,201

Financial: Miscellaneous 0.03%

Moneygram International, Inc. Term Loan	4.25%	3/27/2020	11,066	11,129,951

Food 0.01%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	4,050	4,217,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.56%

Las Vegas Sands LLC Term Loan B	3.25%	12/20/2020	$95,750	$95,799,790
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	96,561	96,691,596
Total				192,491,386

Health Care 0.67%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	7,650	7,731,281
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	2,407	2,448,636
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.986%	10/30/2017	46,173	46,259,652
Fresenius US Finance I, Inc. Tranche B Term Loan	2.247%	8/7/2019	74,591	74,744,250
Thermo Fisher Scientific, Inc. Term Loan	1.620%	5/31/2016	96,000	96,090,240
Total				227,274,059

Leasing 0.10%

Delos Finance S.A R.L. Term Loan	3.50%	2/13/2021	34,380	34,551,900

Leisure 0.01%

Dave & Buster’s, Inc. New Term Loan	4.50%	6/1/2016	1,915	1,919,967
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	2,993	2,923,298
Total				4,843,265

Media 0.81%

AMC Networks, Inc. Term Loan A	2.157%	6/30/2017	121,000	106,159,000
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	53,329	53,132,360
CSC Holdings LLC Term Loan B	2.655%	4/17/2020	119,553	118,886,962
Total				278,178,322

Services 0.13%

Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	8,000	8,282,520
Hertz Corp. (The) Letter of Credit Term Loan	2.75%	3/9/2018	18,588	18,564,892
Road Infrastructure Investment LLC 1st Lien Term Loan	6.25%	3/30/2018	4,484	4,520,292
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018	12,250	12,403,125
Total				43,770,829

Telecommunications 0.34%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	92,814	97,015,824
American Tower Corp. Term Loan A	1.41%	1/3/2019	18,500	18,488,530
Total				115,504,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utilities 0.20%

La Frontera Generation LLC Term Loan	4.50%	9/30/2020		$4,297	$4,316,465
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020		27,036	27,779,490
Moxie Patriot LLC Advance Construction Term Loan B1	6.75%	12/18/2020		17,300	17,775,750
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		18,063	18,605,350
Total					68,477,055
Total Floating Rate Loans (cost $1,096,162,763)					1,098,910,601

FOREIGN BONDS(c) 0.80%

Luxembourg 0.20%

Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	44,700	68,106,911

Netherlands 0.44%

Ziggo Finance BV†	6.125%	11/15/2017	EUR	105,001	149,372,213

South Africa 0.08%

Foodcorp Ltd.†	8.75%	3/1/2018	EUR	18,180	27,540,512

United Kingdom 0.08%

R&R Ice Cream plc†	8.375%	11/15/2017	EUR	18,050	26,627,288
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	2,103	2,989,854
Total					29,617,142
Total Foreign Bonds (cost $258,320,488)					274,636,778

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.57%

Argentina 0.03%

City of Buenos Aires†	9.95%	3/1/2017		$8,100	7,695,000
Provincia de Neuquen†	7.875%	4/26/2021		2,768	2,698,410
Total					10,393,410

Brazil 0.03%

Republic of Brazil	8.00%	1/15/2018		10,356	11,608,578

Dominican Republic 0.03%

Dominican Republic†	9.04%	1/23/2018		9,513	10,488,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Gabon 0.00%

Republic of Gabon†	6.375%	12/12/2024	$—	(f)	$268

Ghana 0.05%

Republic of Ghana†	8.50%	10/4/2017	15,425		15,810,625

Indonesia 0.02%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018	5,800		5,952,250

Mexico 0.02%

United Mexican States	6.625%	3/3/2015	4,950		5,254,425

Mongolia 0.02%

Republic of Mongolia†	4.125%	1/5/2018	5,800		5,278,000

Peru 0.04%

Republic of Peru	8.375%	5/3/2016	3,900		4,494,750
Republic of Peru	9.875%	2/6/2015	9,892		10,703,144
Total					15,197,894

Philippines 0.02%

Republic of Philippines	8.875%	3/17/2015	5,845		6,340,364

Poland 0.10%

Republic of Poland	3.875%	7/16/2015	17,900		18,727,875
Republic of Poland	5.00%	10/19/2015	15,000		16,096,500
Total					34,824,375

Russia 0.10%

Russia Eurobonds†	3.625%	4/29/2015	34,750		35,879,375

Slovenia 0.04%

Republic of Slovenia†	4.125%	2/18/2019	14,000		14,411,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
South Africa 0.03%

Republic of South Africa	6.50%	6/2/2014	$9,900	$10,049,490

Sri Lanka 0.03%

Republic of Sri Lanka†	6.00%	1/14/2019	10,000	10,525,000

Ukraine 0.01%

Ukraine Government†	6.25%	6/17/2016	3,800	3,410,500
Total Foreign Government Obligations (cost $192,850,470)				195,424,185

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.40%

Federal Home Loan Mortgage Corp. 2011-K701 B†	4.287%#	7/25/2048	4,000	4,197,376
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.533%#	10/25/2030	19,440	20,509,560
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.759%#	2/25/2045	4,500	4,440,002
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741%#	4/25/2045	17,000	17,356,414
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.197%#	3/25/2045	5,000	4,993,315
Federal Home Loan Mortgage Corp. K004 A1	3.413%	5/25/2019	18,091	19,248,508
Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019	50,028	52,979,775
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	58,994	62,659,436
Federal Home Loan Mortgage Corp. K007 A1	3.342%	12/25/2019	18,744	19,835,043
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019	26,582	27,760,619
Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020	23,876	24,932,175
Federal Home Loan Mortgage Corp. K706 A1	1.691%	6/25/2018	29,571	30,059,104
Federal Home Loan Mortgage Corp. KAIV A1	2.966%	1/25/2021	14,484	15,172,822
Federal National Mortgage Assoc. 2011-M3 A1	2.072%	7/25/2021	11,665	11,928,565
Federal National Mortgage Assoc. 2011-M5 A1	2.007%	7/25/2021	24,709	25,021,517
Federal National Mortgage Assoc. 2011-M8 A1	1.977%	8/25/2021	44,364	45,099,407
Federal National Mortgage Assoc. 2012-M2 A1	1.824%	2/25/2022	31,575	31,624,387
Federal National Mortgage Assoc. 2013-M14 A	1.70%	8/25/2018	29,894	29,945,422
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%	8/25/2015	30,355	30,424,866
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $468,061,999)				478,188,313

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.19%

Federal Home Loan Mortgage Corp.	2.338%#	4/1/2037	20,775	22,131,337
Federal Home Loan Mortgage Corp.	2.34%#	11/1/2036	9,226	9,708,734
Federal Home Loan Mortgage Corp.	2.354%#	4/1/2038	9,874	10,512,660
Federal Home Loan Mortgage Corp.	2.363%#	6/1/2038	12,710	13,532,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	2.37	%#	10/1/2035	$12,225	$13,032,494
Federal Home Loan Mortgage Corp.	2.437	%#	12/1/2037	14,715	15,631,891
Federal Home Loan Mortgage Corp.	2.445	%#	6/1/2038	12,064	12,926,047
Federal Home Loan Mortgage Corp.	2.449	%#	4/1/2037	28,621	30,388,479
Federal Home Loan Mortgage Corp.	2.465	%#	7/1/2034	41,202	43,645,333
Federal Home Loan Mortgage Corp.	2.474	%#	11/1/2038	55,971	59,319,606
Federal Home Loan Mortgage Corp.	2.476	%#	2/1/2035	89,882	95,316,852
Federal Home Loan Mortgage Corp.	2.483	%#	12/1/2036 - 4/1/2037	53,451	56,842,590
Federal Home Loan Mortgage Corp.	2.495	%#	5/1/2035	22,312	23,778,471
Federal Home Loan Mortgage Corp.	2.496	%#	10/1/2038	18,157	19,265,372
Federal Home Loan Mortgage Corp.	2.515	%#	12/1/2035 - 3/1/2038	22,058	23,405,102
Federal Home Loan Mortgage Corp.	2.524	%#	2/1/2038	14,747	15,901,423
Federal Home Loan Mortgage Corp.	2.528	%#	10/1/2038	20,816	22,146,760
Federal Home Loan Mortgage Corp.	2.537	%#	9/1/2037	13,613	14,514,424
Federal Home Loan Mortgage Corp.	2.541	%#	5/1/2036	16,291	17,461,171
Federal Home Loan Mortgage Corp.	2.548	%#	5/1/2035	29,413	31,239,099
Federal Home Loan Mortgage Corp.	2.558	%#	10/1/2039	32,580	34,629,861
Federal Home Loan Mortgage Corp.	2.566	%#	5/1/2037	18,733	20,147,189
Federal Home Loan Mortgage Corp.	2.567	%#	6/1/2041	11,805	12,608,272
Federal Home Loan Mortgage Corp.	2.579	%#	9/1/2035	14,131	14,857,841
Federal Home Loan Mortgage Corp.	2.636	%#	12/1/2035	13,451	14,462,602
Federal Home Loan Mortgage Corp.	2.672	%#	2/1/2037	15,708	16,827,765
Federal Home Loan Mortgage Corp.	2.679	%#	9/1/2036	37,886	40,471,929
Federal Home Loan Mortgage Corp.	2.965	%#	12/1/2039	28,846	30,808,824
Federal National Mortgage Assoc.	1.934	%#	11/1/2034	25,228	26,464,918
Federal National Mortgage Assoc.	1.936	%#	1/1/2035	36,929	38,764,328
Federal National Mortgage Assoc.	1.945	%#	1/1/2036	31,280	33,395,770
Federal National Mortgage Assoc.	2.088	%#	6/1/2038	10,116	10,711,836
Federal National Mortgage Assoc.	2.104	%#	12/1/2035	43,366	45,666,183
Federal National Mortgage Assoc.	2.16	%#	2/1/2036	22,064	23,393,377
Federal National Mortgage Assoc.	2.188	%#	1/1/2036	82,664	87,598,648
Federal National Mortgage Assoc.	2.208	%#	10/1/2035	42,970	45,561,430
Federal National Mortgage Assoc.	2.251	%#	3/1/2039	19,020	20,214,873
Federal National Mortgage Assoc.	2.311	%#	11/1/2036	17,161	18,318,888
Federal National Mortgage Assoc.	2.318	%#	8/1/2034 - 4/1/2040	39,166	41,621,433
Federal National Mortgage Assoc.	2.33	%#	8/1/2037	22,597	24,023,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.331	%#	1/1/2038	$14,895	$15,971,501
Federal National Mortgage Assoc.	2.333	%#	3/1/2038	25,624	27,203,719
Federal National Mortgage Assoc.	2.334	%#	4/1/2038	11,070	11,718,213
Federal National Mortgage Assoc.	2.338	%#	8/1/2036	15,218	16,145,045
Federal National Mortgage Assoc.	2.348	%#	4/1/2038	33,123	35,344,865
Federal National Mortgage Assoc.	2.362	%#	3/1/2038	15,628	16,845,773
Federal National Mortgage Assoc.	2.365	%#	1/1/2038	14,409	15,375,765
Federal National Mortgage Assoc.	2.368	%#	12/1/2036	16,193	17,163,691
Federal National Mortgage Assoc.	2.382	%#	9/1/2038	16,882	17,902,776
Federal National Mortgage Assoc.	2.39	%#	9/1/2036	17,065	18,091,089
Federal National Mortgage Assoc.	2.393	%#	11/1/2036	10,105	10,800,475
Federal National Mortgage Assoc.	2.395	%#	4/1/2038	56,145	60,090,546
Federal National Mortgage Assoc.	2.414	%#	8/1/2038	14,564	15,514,734
Federal National Mortgage Assoc.	2.424	%#	9/1/2037	10,719	11,352,456
Federal National Mortgage Assoc.	2.428	%#	11/1/2038	44,220	47,171,725
Federal National Mortgage Assoc.	2.468	%#	2/1/2038	11,189	11,877,787
Federal National Mortgage Assoc.	2.475	%#	10/1/2036	27,341	28,750,042
Federal National Mortgage Assoc.	2.478	%#	6/1/2038	10,796	11,501,790
Federal National Mortgage Assoc.	2.493	%#	3/1/2039	11,998	12,753,278
Federal National Mortgage Assoc.	2.51	%#	11/1/2038	28,601	30,314,076
Federal National Mortgage Assoc.	2.521	%#	10/1/2036	9,870	10,462,780
Federal National Mortgage Assoc.	2.58%		11/1/2018	15,250	15,861,649
Federal National Mortgage Assoc.	2.60%		1/1/2019	91,529	94,698,621
Federal National Mortgage Assoc.	2.668	%#	1/1/2040	6,887	7,323,659
Federal National Mortgage Assoc.	2.673	%#	12/1/2038	14,270	15,266,956
Federal National Mortgage Assoc.	2.847	%#	7/1/2040	20,911	22,198,583
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	22,010,463
Federal National Mortgage Assoc.	5.50%		1/1/2035	3,002	3,336,824
Total Government Sponsored Enterprises Pass-Throughs (cost $1,774,435,763)					1,774,298,557

MUNICIPAL BOND 0.05%

Utilities

Guam Pwr Auth (cost $17,465,681)	7.50%		10/1/2015	17,440	17,703,518

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 27.16%

Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	18,415	19,311,438
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	110,231	119,865,189
Banc of America Commercial Mortgage Trust 2007-2 AM	5.611	%#	4/10/2049	95,623	106,611,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Funding Corp. 2007-6 A1	0.448	%#	7/25/2037	$10,496	$8,744,085
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	16,500	19,170,187
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.605	%#	6/24/2050	25,851	28,425,818
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.003	%#	12/24/2049	7,504	8,396,252
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	9,300	10,214,929
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.949	%#	2/15/2051	9,770	10,961,593
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.633	%#	2/17/2051	10,000	10,205,400
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	6,039	6,034,393
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	9,846	9,842,092
Banc of America Re-REMIC Trust 2012-CLRN C†	2.255	%#	8/15/2029	11,000	11,017,177
BCAP LLC Trust 2013-RR3 4A1†	0.315	%#	11/26/2036	13,725	13,046,177
BCRR Trust 2009-1 1A2†	5.806	%#	8/17/2045	21,298	23,081,558
BCRR Trust 2009-1 2A2†	5.858%		7/17/2040	7,000	7,827,313
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.687	%#	9/11/2038	3,193	3,193,930
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	4,980	5,110,953
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.716	%#	6/11/2040	22,783	25,706,977
Boca Hotel Portfolio Trust 2013-BOCA D†	3.205	%#	8/15/2026	26,640	26,690,669
Boca Hotel Portfolio Trust 2013-BOCA E†	3.905	%#	8/15/2026	30,000	30,074,325
BWAY Mortgage Trust 2013-1515 XB†	0.403	%#	3/10/2033	103,040	4,026,185
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	23,900	25,096,864
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	36,883	38,347,845
CGBAM Commercial Mortgage Trust 2013-BREH B†	1.955	%#	5/15/2030	15,000	15,087,338
CGBAM Commercial Mortgage Trust 2013-BREH C†	2.505	%#	5/15/2030	13,700	13,752,416
CGBAM Commercial Mortgage Trust 2013-BREH D†	3.005	%#	5/15/2030	24,000	24,126,312
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.694	%#	12/10/2049	144,857	161,390,783
Citigroup Commercial Mortgage Trust 2009-RR1 CA4B†	5.322%		12/17/2049	7,746	8,433,299
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	13,350	14,484,062
Citigroup Commercial Mortgage Trust 2012-GC8 XB†	0.166	%#	9/10/2045	218,445	2,846,769
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	72,500	72,956,315
Citigroup Commercial Mortgage Trust 2013-GC11 XA	1.917	%#	4/10/2046	723,241	71,366,207
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.266	%#	10/25/2036	25,290	24,378,580
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.296	%#	7/25/2036	14,678	13,819,353
Citigroup Mortgage Loan Trust, Inc. 2013-3 1A1†	0.779	%#	7/25/2036	12,772	12,076,806
Citigroup Mortgage Loan Trust, Inc. 2013-A A†	3.00%		5/25/2042	13,550	13,768,231
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%		12/11/2049	24,230	24,778,410
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	19,984	21,951,305
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.335	%#	6/15/2022	19,366	19,228,524
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	66,751	68,605,353
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	4.814	%#	7/17/2028	10,033	10,107,718
Commercial Mortgage Pass-Through Certificates 2011-FL1 D†	6.25	%#	7/17/2028	6,649	6,684,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	$130,833	$134,672,366
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.399	%#	2/10/2029	525,000	20,300,175
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	7,513	7,541,145
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%		8/15/2045	47,948	48,671,823
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	26,820	26,927,682
Commercial Mortgage Pass-Through Certificates 2012-CR4 A2	1.801%		10/15/2045	7,850	7,873,899
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA	2.00	%#	10/15/2045	281,003	32,264,811
Commercial Mortgage Pass-Through Certificates 2012-CR5 XA	1.922	%#	12/10/2045	35,664	3,736,639
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.282	%#	9/17/2029	17,765	17,984,914
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.755	%#	9/17/2029	12,400	12,401,866
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.255	%#	9/17/2029	38,030	38,184,934
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA†	2.492	%#	12/10/2044	91,619	12,069,547
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	34,341	33,717,054
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.099	%#	11/17/2026	18,351	18,455,018
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.76	%#	11/17/2026	31,607	31,672,679
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.31	%#	11/17/2026	22,003	22,059,361
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.16	%#	11/17/2026	23,700	23,924,617
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	25,000	26,019,113
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	158,985	160,973,425
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	64,000	64,650,816
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA	1.603	%#	3/10/2046	350,289	31,101,635
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	36,000	36,661,356
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA	0.764	%#	6/10/2046	619,915	25,674,383
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	96,958	97,463,054
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	24,052	23,559,271
Commercial Mortgage Pass-Through Certificates 2013-THL C†	2.157	%#	6/8/2030	29,195	29,251,565
Commercial Mortgage Pass-Through Certificates 2013-THL D	2.807	%#	6/8/2030	46,437	46,679,564
Commercial Mortgage Pass-Through Certificates 2013-WWP XB†	0.256	%#	3/10/2031	265,903	6,266,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	$75,807	$82,198,750
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	37,300	40,337,772
Credit Suisse Mortgage Capital Certificates 2006-TF2A SVJ†	1.375	%#	10/15/2021	4,070	4,037,902
Credit Suisse Mortgage Capital Certificates 2007-TF2A A1†	0.335	%#	4/15/2022	24,040	23,830,545
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	5.978	%#	2/15/2041	31,550	35,455,022
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.971	%#	9/15/2039	11,500	12,529,256
Credit Suisse Mortgage Capital Certificates 2010-RR6 B†	5.577	%#	4/12/2049	15,000	15,277,635
Credit Suisse Mortgage Capital Certificates 2010-UD1 BA†	5.757	%#	12/16/2049	21,825	23,728,681
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.266	%#	2/27/2037	11,269	9,769,382
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	3.316	%#	6/26/2036	11,750	12,186,844
Credit Suisse Mortgage Capital Certificates 2013-7R 2A1†	0.313	%#	8/26/2037	10,362	9,695,581
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%		2/25/2043	6,624	6,044,048
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%		7/15/2037	3,117	3,151,516
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%		4/15/2047	19,780	21,851,658
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	70,390	77,999,581
DBRR Trust 2013-EZ3 B†	3.50%		12/18/2049	14,771	15,251,058
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	116,302	121,905,490
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	28,187	29,828,435
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	24,228	25,428,384
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	74,671	78,413,212
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	72,121	73,375,940
DDR Corp. 2009-DDR1 B†	5.73%		10/14/2022	9,500	9,726,931
Del Coronado Trust 2013 HDC A†	0.955	%#	3/15/2026	9,300	9,282,683
Del Coronado Trust 2013 HDC B†	1.455	%#	3/15/2026	21,300	21,273,183
Del Coronado Trust 2013 HDC C†	1.755	%#	3/15/2026	12,500	12,466,175
Del Coronado Trust 2013 HDC D†	2.105	%#	3/15/2026	8,564	8,515,181
Del Coronado Trust 2013 HDC E†	2.805	%#	3/15/2026	10,500	10,372,467
Extended Stay America Trust 2013-ESFL BFL†	1.258	%#	12/5/2031	7,500	7,503,368
Extended Stay America Trust 2013-ESFL CFL†	1.658	%#	12/5/2031	10,825	10,819,192
Extended Stay America Trust 2013-ESFL DFL†	3.298	%#	12/5/2031	4,870	4,818,643
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	24,300	23,986,761
Extended Stay America Trust 2013-ESH7 B7	3.604%		12/5/2031	47,800	48,304,983
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	67,445	67,436,805
Extended Stay America Trust 2013-ESH7 D7†	4.036	%#	12/5/2031	17,780	18,397,046
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.186	%#	10/18/2054	18,150	18,457,461
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.354	%#	12/20/2054	22,479	22,271,993
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.414	%#	12/20/2054	9,166	9,086,990
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(a)	0.234	%#	12/20/2054	28,620	28,325,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Granite Master Issuer plc 2006-3 A4 (United Kingdom)(a)	0.234%#	12/20/2054	$10,671	$10,559,721
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.354%#	12/20/2054	7,072	7,007,383
Granite Master Issuer plc 2007-1 2A1 (United Kingdom)(a)	0.294%#	12/20/2054	7,228	7,156,916
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.354%#	12/20/2054	7,142	7,076,576
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.82%#	7/10/2038	62,650	68,714,395
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	29,758	30,274,525
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	870	871,573
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	53,443	58,506,804
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	32,356	34,249,744
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%	12/10/2043	43,232	45,610,449
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	39,230	41,226,454
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%	8/10/2044	45,185	47,157,438
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%	5/10/2045	92,490	95,033,937
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%	11/10/2045	39,000	39,214,422
GS Mortgage Securities Corp. II 2012-GCJ9 XA	2.383%#	11/10/2045	122,542	16,089,360
GS Mortgage Securities Corp. II 2012-GCJ9 XB†	0.404%#	11/10/2045	93,111	2,665,023
GS Mortgage Securities Corp. II 2013-GC12 A2	2.011%	6/10/2046	108,041	108,682,169
GS Mortgage Securities Corp. II 2013-GC12 XA	1.80%#	6/10/2046	598,508	61,647,811
GS Mortgage Securities Corp. II 2013-KING A†	2.706%	12/10/2027	56,609	56,900,980
GS Mortgage Securities Corp. II 2013-KYO B†	1.607%#	11/8/2029	30,250	30,298,763
GS Mortgage Securities Corp. II 2013-KYO C†	1.907%#	11/8/2029	51,397	51,607,496
GS Mortgage Securities Corp. II 2013-KYO D†	2.757%#	11/8/2029	23,800	23,871,448
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%	6/5/2031	320	326,658
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%	6/5/2031	38,500	39,348,136
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%	6/5/2031	13,850	14,272,626
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%	1/10/2030	40,000	40,437,340
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%	12/14/2049	15,553	17,009,515
GS Mortgage Securities Trust 2012-GC6 XA†	2.158%#	1/10/2045	235,302	27,838,334
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%	5/10/2045	36,602	36,743,172
GS Mortgage Securities Trust 2013-G1 A1†	2.059%	4/10/2031	22,721	22,222,183
H2 Asset Funding	Zero Coupon	3/19/2037	96,180	96,180,000
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(a)	1.639%#	10/15/2054	5,329	5,338,818
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	64,951	63,672,318
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%	12/15/2047	72,270	72,404,567
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP2 A3	4.697%	7/15/2042	4,320	4,380,041
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%	6/12/2047	16,735	18,442,196
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.698%#	2/12/2049	13,134	14,333,082
JPMorgan Chase Commercial Mortgage Securities Trust 2007-FL1A A2†	0.605%#	7/15/2019	2,873	2,861,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD11 A2	5.80	%#	6/15/2049	$16,487	$16,592,261
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.648	%#	3/18/2051	46,570	50,079,050
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A1†	3.853%		6/15/2043	28,220	29,119,348
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	9,835	10,751,219
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A1†	2.749%		11/15/2043	25,695	26,436,133
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A2†	3.616%		11/15/2043	7,625	8,138,517
JPMorgan Chase Commercial Mortgage Securities Trust 2010-RR1 JPB†	5.813	%#	6/18/2049	18,100	19,887,420
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD A2†	3.364%		11/13/2044	86,488	90,935,170
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD B†	4.304%		11/13/2044	5,000	5,329,410
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A2	1.797%		10/15/2045	36,200	36,475,862
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CIBX A2	1.81%		6/15/2045	12,750	12,951,705
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 A1	0.73%		12/15/2047	89	88,787
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA	1.332	%#	12/15/2047	431,055	33,258,889
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	120,124	122,741,622
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA	0.922	%#	7/15/2045	219,390	10,152,393
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	40,500	41,668,769
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 B†	1.405	%#	4/15/2028	53,700	53,027,971
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 C†	1.955	%#	4/15/2028	29,200	29,179,370
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 D†	2.505	%#	4/15/2028	21,600	21,348,058
JPMorgan Chase Commercial Mortgage Securities Trust 2013-INN D†	3.555	%#	10/15/2030	24,800	24,879,372
JPMorgan Chase Commercial Mortgage Securities Trust 2013-INN E†	4.405	%#	10/15/2030	25,000	25,047,325
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ A†	0.935	%#	4/15/2030	48,500	48,202,186
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ B†	1.305	%#	4/15/2030	30,500	30,433,312
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ C†	1.655	%#	4/15/2030	45,250	45,105,924
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 A1	0.766%		4/15/2046	189	187,642
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA	1.583	%#	4/15/2046	144,504	13,845,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A1	1.254%	2/15/2047	$44,931	$44,903,309
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A2	2.879%	2/15/2047	14,476	14,924,278
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%	11/15/2030	1,870	1,882,131
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.853%#	6/15/2038	82,676	90,775,189
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	53,301	58,104,774
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	76,974	85,545,301
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	9,118	8,998,519
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	9,480	9,355,161
Merrill Lynch Floating Trust 2008-LAQA A2†	0.694%#	7/9/2021	137,940	137,063,237
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	2,738	2,739,631
Merrill Lynch/Countrywide Commercial Mortgage Trust	3.00%	7/25/2036	14,360	7,166,538
Merrill Lynch/Countrywide Commercial Mortgage Trust	3.00%	6/25/2037	86,612	42,656,410
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%	12/12/2049	60,146	65,785,719
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%	8/12/2048	162,827	173,786,315
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%	8/15/2045	11,295	11,547,635
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%	11/15/2045	58,360	58,749,028
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%	10/15/2030	24,771	24,302,507
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%	7/15/2046	27,620	28,816,913
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2	3.085%	8/15/2046	7,000	7,300,836
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%	10/15/2046	55,000	56,862,712
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A2	1.863%	2/15/2046	55,000	55,043,258
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%	5/15/2046	119,970	121,117,393
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA	1.464%#	5/15/2046	296,392	23,481,943
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB†	0.336%#	5/15/2046	119,710	3,189,613
Morgan Stanley Capital I 2007-HQ12 A3	5.577%#	4/12/2049	35,700	35,880,017
Morgan Stanley Capital I 2007-HQ12 AM	5.577%#	4/12/2049	68,380	74,793,634
Morgan Stanley Capital I 2007-IQ15 AM	5.908%#	6/11/2049	60,273	66,415,482
Morgan Stanley Capital I 2012-STAR A1†	2.084%	8/5/2034	40,671	40,317,396
Morgan Stanley Capital I Trust 2012-C4 A2	2.111%	3/15/2045	10,000	10,225,310
Morgan Stanley Capital I Trust 2012-C4 XA†	2.662%#	3/15/2045	72,414	8,807,723
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.819%#	8/12/2045	86,775	95,800,338
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.819%#	8/15/2045	61,099	67,454,283
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.396%#	6/26/2036	10,384	10,286,624
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%	3/27/2051	63,921	64,156,384
Motel 6 Trust 2012-MTL6 C†	3.139%	10/5/2025	85,150	85,641,230
NLY Commercial Mortgage Trust 2014-FL1 A†	1.355%#	11/15/2030	11,000	11,023,942
NLY Commercial Mortgage Trust 2014-FL1 B†	1.905%#	11/15/2030	13,971	14,026,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

NLY Commercial Mortgage Trust 2014-FL1 C†	2.755%#	11/15/2030	$4,000	$4,017,252
NLY Commercial Mortgage Trust 2014-FL1 D†	3.955%#	11/15/2030	5,000	5,020,313
NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.813%#	8/25/2029	11,180	11,187,602
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.314%#	8/25/2029	23,030	23,113,035
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.006%#	8/25/2029	38,750	38,788,495
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.156%#	8/25/2029	41,750	41,958,750
Prima Capital Ltd.	2.214%	5/24/2021	98,247	102,632,927
RAIT Trust	3.378%	1/15/2029	7,931	7,948,335
RAIT Trust 2013-FL1	1.936%	1/15/2029	76,506	76,664,966
RAIT Trust 2013-FL1	4.186%	1/15/2029	4,894	4,917,286
RBSCF Trust 2009-RR2 CWB†	5.223%	8/16/2048	14,900	15,965,462
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	9,400	9,632,058
RBSCF Trust 2010-MB1 C†	4.688%#	4/15/2024	9,200	9,531,720
RBSCF Trust 2010-RR3 MSCB†	5.908%#	6/16/2049	2,380	2,629,913
RBSCF Trust 2010-RR3 WBTB†	5.953%#	2/16/2051	22,942	25,740,752
RBSSP Resecuritization Trust 2013-1 3A1†	0.266%#	1/26/2037	9,116	8,564,042
RBSSP Resecuritization Trust 2013-3 1A1	0.316%#	11/26/2036	12,228	11,609,740
RBSSP Resecuritization Trust 2013-3 2A1†	0.316%#	11/26/2036	13,744	12,470,132
RCMC LLC 2012-CRE1 A†	5.624%	11/15/2044	37,822	38,912,877
RREF LLC 2013-LT3	2.50%	6/20/2028	9,470	9,469,858
Sequoia Mortgage Trust 2012-4 A1	3.50%	9/25/2042	6,885	6,815,941
Sequoia Mortgage Trust 2012-4 A2	3.00%	9/25/2042	9,398	9,143,989
Sequoia Mortgage Trust 2013-1 2A1	1.855%	2/25/2043	6,417	5,576,342
Sequoia Mortgage Trust 2013-2 A	1.874%	2/25/2043	23,377	20,719,764
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(a)	1.786%#	1/21/2055	20,000	20,142,520
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	30,728	30,747,291
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	55,693	55,620,469
Starwood Property Mortgage Trust 2013-FV1 C†	2.756%#	8/11/2028	21,190	21,231,543
Starwood Property Mortgage Trust 2013-FV1 D†	3.656%#	8/11/2028	17,000	17,036,601
Structured Asset Securities Corp. 2005-14 2A1	5.75%	7/25/2035	6,055	6,289,715
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	17,502	17,603,031
Structured Asset Securities Corp. 2006-3H 1A3	5.75%	12/25/2035	10,309	10,410,794
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%	5/10/2063	102,579	104,204,980
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA†	1.787%#	5/10/2063	122,217	10,761,875
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%	8/10/2049	54,654	54,978,754
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%	12/10/2045	22,067	22,174,610
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA†	1.146%#	3/10/2046	348,063	24,971,630
UBS-Barclays Commercial Mortgage Trust 2013-C6 A2	2.067%	4/10/2046	30,560	30,725,009
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA†	1.357%#	4/10/2046	469,457	39,881,514
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%	1/10/2045	16,650	17,350,657
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	24,574	25,605,503
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1,441	1,465,008
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	28,338	30,996,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	$31,700	$34,468,313
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	41,556	45,656,829
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.555%#	9/15/2021	19,668	18,982,688
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	10,982	11,026,094
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	56,029	61,102,454
Wachovia Bank Commercial Mortgage Trust 2007-C30 AMFL†	0.355%#	12/15/2043	50,000	47,576,100
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	155,408	171,764,668
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 A2†	0.295%#	6/15/2020	19,920	19,555,683
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.377%#	1/25/2036	9,575	8,987,820
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%	10/15/2045	31,010	31,289,323
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%	5/25/2035	6,010	6,418,938
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%	8/20/2021	22,699	22,587,883
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	55,160	57,938,271
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%	2/15/2044	29,050	31,736,544
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%	3/15/2044	19,730	20,619,517
WF-RBS Commercial Mortgage Trust 2011-C4 A2†	3.454%	6/15/2044	43,750	45,992,953
WF-RBS Commercial Mortgage Trust 2011-C5 A2	2.684%	11/15/2044	10,745	11,143,204
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	17,650	18,510,270
WF-RBS Commercial Mortgage Trust 2011-C5 XA†	2.019%#	11/15/2044	24,087	2,418,263
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%	12/15/2045	26,312	26,419,879
WF-RBS Commercial Mortgage Trust 2012-C10 XA†	1.821%#	12/15/2045	69,003	7,397,671
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	23,718	23,825,608
WF-RBS Commercial Mortgage Trust 2012-C7 XA†	1.588%#	6/15/2045	393,230	37,076,452
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	76,420	77,328,405
WF-RBS Commercial Mortgage Trust 2012-C8 XA†	2.225%#	8/15/2045	71,083	8,229,839
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	143,294	144,915,372
WF-RBS Commercial Mortgage Trust 2013-C12 A2	2.072%	3/15/2048	37,415	37,839,398
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%	5/15/2045	33,549	33,709,448
WF-RBS Commercial Mortgage Trust 2013-C13 XA†	1.479%#	5/15/2045	321,870	28,668,943
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%	9/15/2046	40,000	42,072,860
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,307,907,010)				9,290,459,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 2.93%

U.S. Treasury Note (cost $1,001,253,456)	0.375%	3/15/2015	$1,000,000	$1,002,383,000
Total Long-Term Investments (cost $32,096,840,425)				32,302,190,218

SHORT-TERM INVESTMENTS 5.06%

COMMERCIAL PAPER 3.47%

Electronics 0.04%

Arrow Electronics, Inc.	Zero Coupon	3/20/2014	12,750	12,745,785

Energy Equipment & Services 0.84%

Talisman Energy, Inc.	Zero Coupon	3/5/2014	96,000	95,996,267
Talisman Energy, Inc.	Zero Coupon	3/10/2014	116,000	115,984,211
Talisman Energy, Inc.	Zero Coupon	3/17/2014	75,500	75,479,447
Total				287,459,925

Lodging 0.02%

Wyndham Worldwide Corp.	Zero Coupon	3/6/2014	6,750	6,749,663

Metals & Minerals: Miscellaneous 0.03%

Aluminium Co. America	Zero Coupon	3/18/2014	11,250	11,247,094

Oil 0.67%

DCP Midstream LLC	Zero Coupon	3/4/2014	47,000	46,998,956
DCP Midstream LLC	Zero Coupon	3/5/2014	71,000	70,996,766
DCP Midstream LLC	Zero Coupon	3/10/2014	47,750	47,742,386
DCP Midstream LLC	Zero Coupon	4/1/2014	62,000	61,957,547
Total				227,695,655

Oil: Integrated Domestic 0.40%

Weatherford International Ltd.	Zero Coupon	3/7/2014	16,000	15,998,400
Weatherford International Ltd.	Zero Coupon	3/11/2014	16,126	16,122,811
Weatherford International Ltd.	Zero Coupon	3/11/2014	11,750	11,747,676
Weatherford International Ltd.	Zero Coupon	3/13/2014	25,000	24,993,611
Weatherford International Ltd.	Zero Coupon	3/17/2014	27,300	27,290,339
Weatherford International Ltd.	Zero Coupon	3/24/2014	19,750	19,739,631
Weatherford International Ltd.	Zero Coupon	3/25/2014	22,500	22,487,762
Total				138,380,230

Railroads 0.07%

Kansas City Southern Railway	Zero Coupon	3/7/2014	23,250	23,248,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
COMMERCIAL PAPER (continued)

Utilities: Miscellaneous 1.40%

Enable Midstream	Zero Coupon	3/3/2014	$25,000	$25,000,000
Enable Midstream	Zero Coupon	3/5/2014	39,000	38,998,375
Enable Midstream	Zero Coupon	3/11/2014	37,250	37,242,633
Enable Midstream	Zero Coupon	3/17/2014	72,000	71,973,960
Enable Midstream	Zero Coupon	3/18/2014	93,500	93,462,990
Entergy Corp.	Zero Coupon	3/19/2014	31,228	31,215,092
Entergy Corp.	Zero Coupon	4/8/2014	29,500	29,473,155
Entergy Corp.	Zero Coupon	4/21/2014	19,150	19,126,541
Entergy Corp.	Zero Coupon	4/25/2014	48,000	47,936,400
Entergy Corp.	Zero Coupon	5/20/2014	47,250	47,199,929
Nisource Finance Corp.	Zero Coupon	3/21/2014	23,500	23,492,950
Nisource Finance Corp.	Zero Coupon	3/25/2014	13,550	13,544,369
Total				478,666,394
Total Commercial Paper (cost $1,186,099,118)				1,186,192,938

CONVERTIBLE BONDS 0.29%

Metals & Minerals: Miscellaneous 0.25%

Goldcorp, Inc. (Canada)(a)	2.00%	8/1/2014	71,245	71,868,394
Newmont Mining Corp.	1.25%	7/15/2014	14,547	14,601,551
Total				86,469,945

Telecommunications 0.04%

Leap Wireless International, Inc.	4.50%	7/15/2014	12,742	12,901,275
Total Convertible Bonds (cost $98,611,930)				99,371,220

CORPORATE BONDS 0.60%

Banks: Diversified 0.25%

Royal Bank of Scotland Group plc (United Kingdom)(a)	5.00%	10/1/2014	50,961	51,905,715
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.05%	1/8/2015	34,064	34,961,825
Total				86,867,540

Cable Services 0.01%

Time Warner Cable, Inc.	7.50%	4/1/2014	1,850	1,859,578

Chemicals 0.02%

Yara International ASA (Norway)†(a)	5.25%	12/15/2014	7,484	7,721,490

Computer Software 0.00%

CA, Inc.	6.125%	12/1/2014	400	416,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.00%

MDC Holdings, Inc.	5.375%	12/15/2014	$1,426	$1,480,777

Food 0.03%

Tate & Lyle International Finance plc (United Kingdom)†(a)	5.00%	11/15/2014	9,020	9,271,424

Insurance 0.03%

Liberty Mutual Group, Inc.†	5.75%	3/15/2014	9,525	9,538,230

Jewelry, Watches & Gemstones 0.04%

ALROSA Finance SA (Luxembourg)†(a)	8.875%	11/17/2014	13,943	14,655,487

Leasing 0.02%

International Lease Finance Corp.†	6.50%	9/1/2014	5,875	6,058,594

Media 0.02%

Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	5,209	5,397,826

Media: Broadcast 0.06%

Clear Channel Communications, Inc.	5.50%	9/15/2014	19,550	19,647,750

Metals & Minerals: Miscellaneous 0.11%

ALROSA Finance SA (Luxemburg)†(a)	8.875%	11/17/2014	7,685	8,077,703
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	29,960	30,193,119
Total				38,270,822

Real Estate Investment Trusts 0.01%

Reckson Operating Partnership LP	5.875%	8/15/2014	1,160	1,184,425
UDR, Inc.	5.50%	4/1/2014	1,360	1,364,749
Total				2,549,174
Total Corporate Bonds (cost $203,485,610)				203,735,016

REPURCHASE AGREEMENTS 0.70%

Repurchase Agreement dated 2/28/2014, 0.03% due 3/3/2014 with JPMorgan Chase & Co. collateralized by $100,000,000 of U.S. Treasury Note at 2.75% due 5/31/2017; value: $101,977,469; proceeds: $100,000,250			100,000	100,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS (continued)

Repurchase Agreement dated 2/28/2014, 0.04% due 3/3/2014 with Goldman Sachs Group, Inc. (The) collateralized by $38,200,000 of Federal Home Loan Mortgage Corp. at 5.00% due 4/18/2017; $44,999,000 of Federal National Mortgage Assoc. at 1.25% due 9/28/2016; $2,690,070 of Federal National Mortgage Assoc. at 1.25% due 1/30/2017; $34,679,000 of Federal National Mortgage Assoc. at 2.25% due 10/17/2022; $17,892,000 of Federal National Mortgage Assoc. at 2.50% due 3/27/2023; value: $142,800,001; proceeds: $140,000,467	$140,000	$140,000,000
Total Repurchase Agreements (cost $240,000,000)		240,000,000

Total Short-Term Investments (cost $1,728,196,658)		1,729,299,174

Total Investments in Securities 99.49% (cost $33,825,037,083)		34,031,489,392

Cash and Other Assets in Excess of Liabilities(g) 0.51%		175,331,852

Net Assets 100.00%		$34,206,821,244

EUR	euro.
GBP	British pound.
COD	Certificate of Deposit.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2014.
(a)	Foreign security traded in U.S. dollars.
(b)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of February 28, 2014.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Defaulted security.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2014.
(f)	Amount is less than $1,000.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Credit Default Swaps on Indexes - Sell Protection at  February 28, 2014(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront (3)	Unrealized Appreciation(4)
Markit CMBX. NA.AAA.2(5)	.07%	3/15/2049	$24,700,000	$23,806,251	$24,423,830	$1,321,087	$1,044,917
Markit CMBX. NA.AAA.2(5)	.07%	3/15/2049	24,000,000	23,131,580	23,731,656	581,068	312,724
Markit CMBX. NA.AAA.2(5)	.07%	3/15/2049	25,000,000	24,095,396	24,720,475	620,457	340,932
Markit CMBX. NA.AAA.3(5)	.08%	12/13/2049	23,000,000	22,845,215	22,627,837	807,963	435,800
Markit CMBX. NA.AAA.3(5)	.08%	12/13/2049	23,000,000	22,845,215	22,627,837	828,919	456,756
Markit CMBX. NA.AAA.4(5)	.35%	2/17/2051	29,500,000	29,063,226	29,123,557	2,294,781	1,918,338
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	49,500,000	47,883,209	48,946,540	2,648,287	2,094,827
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	23,400,000	22,635,699	23,138,365	1,251,917	990,282
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	9,900,000	9,576,642	9,739,808	760,175	599,983
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	23,000,000	22,167,765	22,742,837	640,120	382,957
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	$14,800,000	$14,700,399	$14,560,521	1,215,468	975,989
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	24,500,000	24,335,120	24,103,565	2,012,779	1,616,344
						$14,983,021	$11,169,849

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(l)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $11,169,849. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Swap Counterparty: Credit Suisse
(6)	Swap Counterparty: Goldman Sachs
(7)	Swap Counterparty: Morgan Stanley

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

Open Forward Foreign Currency Exchange Contracts at February 28, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	J.P. Morgan	3/20/2014	8,545,000	$11,652,979	$11,794,534	$141,555
euro	Sell	J.P. Morgan	5/13/2014	16,000,000	22,094,704	22,084,571	10,133
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$151,688

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Goldman Sachs	4/17/2014	2,470,000	$4,035,195	$4,134,786	$(99,591)
euro	Sell	Bank of America	5/13/2014	21,710,000	29,612,549	29,966,002	(353,453)
euro	Sell	Goldman Sachs	3/20/2014	43,400,000	59,711,760	59,904,364	(192,604)
euro	Sell	Goldman Sachs	4/17/2014	64,800,000	88,116,595	89,441,790	(1,325,195)
euro	Sell	Goldman Sachs	5/13/2014	22,721,250	31,044,816	31,361,816	(317,000)
euro	Sell	Goldman Sachs	5/13/2014	22,721,250	30,993,285	31,361,817	(368,532)
euro	Sell	J.P. Morgan	3/20/2014	6,330,000	8,651,509	8,737,204	(85,695)
euro	Sell	UBS AG	5/13/2014	22,721,250	31,069,855	31,361,816	(291,961)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,034,031)

Open Futures Contracts at February 28, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2014	32,785	Long	$7,208,601,875	$720,308

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2014	8,093	Short	$(978,494,281)	$(3,424,413)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,452,872,018	$—	$3,452,872,018
Corporate Bonds	—	14,921,048,915	—	14,921,048,915
Floating Rate Loans(4)
Aerospace/Defense	—	35,130,962	—	35,130,962
Containers	—	—	9,316,989	9,316,989
Electric: Generation	—	—	9,911,265	9,911,265
Energy Equipment & Services	—	44,839,139	19,274,062	64,113,201
Financial: Miscellaneous	—	11,129,951	—	11,129,951
Food	—	4,217,063	—	4,217,063
Gaming	—	192,491,386	—	192,491,386
Health Care	—	227,274,059	—	227,274,059
Leasing	—	34,551,900	—	34,551,900
Leisure	—	4,843,265	—	4,843,265
Media	—	278,178,322	—	278,178,322
Services	—	8,282,520	35,488,309	43,770,829
Telecommunications	—	97,015,824	18,488,530	115,504,354
Utilities	—	4,316,465	64,160,590	68,477,055
Foreign Bonds	—	274,636,778	—	274,636,778
Foreign Government Obligations	—	195,424,185	—	195,424,185
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	478,188,313	—	478,188,313
Government Sponsored Enterprises Pass-Throughs	—	1,774,298,557	—	1,774,298,557
Municipal Bond	—	17,703,518	—	17,703,518
Non-Agency Commercial Mortgage-Backed Securities	—	9,290,459,349	—	9,290,459,349
U.S. Treasury Obligation	—	1,002,383,000	—	1,002,383,000
Commercial Paper	—	1,186,192,938	—	1,186,192,938
Convertible Bonds	—	99,371,220	—	99,371,220
Repurchase Agreements	—	240,000,000	—	240,000,000
Total	$—	$33,874,849,647	$156,639,745	$34,031,489,392
Other Financial Instruments
Credit Default Swaps
Assets	$—	$11,169,849	$—	$11,169,849
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	151,688	—	151,688
Liabilities	—	(3,034,031)	—	(3,034,031)
Futures Contracts
Assets	720,308	—	—	720,308
Liabilities	(3,424,413)	—	—	(3,424,413)
Total	$(2,704,105)	$8,287,506	$—	$5,583,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2014

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2013	$57,270,583
Accrued discounts/premiums	9,736
Realized gain (loss)	1,792
Change in unrealized appreciation/depreciation	351,863
Purchases	47,363,573
Sales	(1,390,673)
Net transfers in or out of Level 3	53,032,871
Balance as of February 28, 2014	$156,639,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 106.86%

ASSET-BACKED SECURITIES 13.53%

Automobiles 5.19%

Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$2,225	$2,230,903
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	4,124	4,131,844
Ally Auto Receivables Trust 2012-SN1 A2	0.51%	12/22/2014	784	783,827
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	1,797	1,798,219
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	2,484	2,484,389
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	29	28,726
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	116	115,735
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	2,683	2,682,293
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	2,000	1,999,900
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	1,928	1,929,101
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	1,970	1,973,066
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	1,860	1,863,287
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	1,496	1,495,711
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	140	140,212
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	2,058	2,063,788
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	2,227	2,233,954
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	1,567	1,566,900
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	4,600	4,604,910
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	1,950	1,951,196
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	2,204	2,209,240
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	3,792	3,804,151
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	739	739,019
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	1,971	1,975,609
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	5,535	5,542,514
M&T Bank Auto Receivables Trust 2013-1A A2†	0.66%	2/16/2016	3,070	3,074,475
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	1,379	1,379,718
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	4,141	4,144,994
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	3,845	3,849,639
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%	2/16/2016	1,138	1,138,157
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%	3/15/2016	873	873,413
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	2,404	2,405,213
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	1,830	1,831,519
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	2,605	2,607,493
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	2,411	2,416,816
World Omni Auto Receivables Trust 2013-B A2	0.48%	11/15/2016	3,438	3,440,303
Total				77,510,234

Credit Cards 4.45%

American Express Credit Account Master Trust 2009-2 A	1.405%#	3/15/2017	4,225	4,248,666
Bank of America Credit Card Trust 2007-A10	0.225%#	12/15/2016	5,430	5,430,063
Bank of America Credit Card Trust 2007-A3	0.175%#	11/15/2016	2,000	1,999,772
Bank of America Credit Card Trust 2007-A6	0.215%#	9/15/2016	2,000	1,999,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Bank One Issuance Trust 2004-A3	0.325	%#	2/15/2017	$1,725	$1,725,556
Chase Issuance Trust 2012-A1	0.255	%#	5/16/2016	7,850	7,850,090
Citibank Credit Card Issuance Trust 2009-A4	4.90%		6/23/2016	6,945	7,046,133
Citibank Omni Master Trust 2009-A13†	5.35%		8/15/2018	3,367	3,441,384
Citibank Omni Master Trust 2009-A14A†	2.905	%#	8/15/2018	6,750	6,827,122
Discover Card Execution Note Trust 2011-A3 A	0.365	%#	3/15/2017	4,200	4,202,900
Discover Card Execution Note Trust 2012-A2	0.305	%#	10/17/2016	4,495	4,495,528
Discover Card Execution Note Trust 2012-B3	0.605	%#	5/15/2018	2,850	2,851,073
Discover Card Master Trust I 2007-2 A	0.235	%#	9/15/2016	4,000	3,999,810
Dryrock Issuance Trust 2012-1 A	0.305	%#	8/15/2017	3,500	3,498,040
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	2,250	2,252,216
GE Capital Credit Card Master Note Trust 2010-1 A	3.69%		3/15/2018	4,500	4,647,785
Total					66,516,097

Home Equity 0.42%

Home Equity Asset Trust 2006-6 2A2	0.266	%#	11/25/2036	299	298,230
Home Equity Asset Trust 2006-7 2A2	0.266	%#	1/25/2037	1,578	1,546,006
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	2,807	2,766,977
Option One Mortgage Loan Trust 2005-1 A4	0.956	%#	2/25/2035	1,720	1,689,864
Total					6,301,077

Other 3.47%

ARES CLO Ltd. 2007-3RA A2†	0.457	%#	4/16/2021	1,958	1,923,853
Babson CLO, Inc. 2007-1A A1†	0.462	%#	1/18/2021	947	926,697
Carlyle Azure CLO Ltd. 2006-1A A2L†	0.634	%#	5/27/2020	1,500	1,462,061
Fairway Loan Funding Co. 2006-1A A3L†	0.898	%#	10/17/2018	2,000	1,956,608
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.256	%#	12/25/2036	51	51,025
Fore CLO Ltd. 2007-1A A2†	0.687	%#	7/20/2019	1,150	1,111,089
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.545	%#	12/20/2020	1,500	1,468,086
Harch CLO III Ltd. 2007-1A B†	0.636	%#	4/17/2020	1,000	973,192
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2,520	2,538,780
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B2†	2.48%		10/15/2045	1,090	1,100,786
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	2,425	2,423,646
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B3†	2.734%		1/15/2048	1,250	1,245,018
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	1,500	1,495,304
HLSS Servicer Advance Receivables Backed Notes 2013-T2 D2†	2.388%		5/16/2044	1,750	1,744,746
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,500	1,478,752
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	2,360	2,360,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%	11/15/2046	$1,300	$1,301,952
HLSS Servicer Advance Receivables Backed Notes 2013-T7 C7†	2.526%	11/15/2046	1,825	1,820,803
HLSS Servicer Advance Receivables Backed Notes 2014-T1 CT1†	1.79%	1/17/2045	1,900	1,900,719
Illinois Student Assistance Commission 2010-1 A2	1.289%#	4/25/2022	3,834	3,852,097
JFIN Revolver CLO Ltd. 2013-1A A†	1.497%#	1/20/2021	2,750	2,739,375
KKR Financial CLO Corp. 2006-1A C†	1.185%#	8/25/2018	750	729,550
KKR Financial CLO Corp. 2007-1A A†	0.586%#	5/15/2021	2,524	2,496,163
KKR Financial CLO Corp. 2007-1A B†	0.986%#	5/15/2021	1,000	968,964
Morgan Stanley ABS Capital I 2006-HE1 A3	0.336%#	1/25/2036	781	772,555
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%	6/20/2048	2,150	2,123,174
Saxon Asset Securities Trust 2006-3 A2	0.266%#	10/25/2046	151	150,611
SLM Student Loan Trust 2010-A 2A†	3.405%#	5/16/2044	3,255	3,459,854
SLM Student Loan Trust 2012-C A1†	1.255%#	8/15/2023	2,338	2,352,649
Structured Asset Securities Corp. 2006-GEL3 A2†	0.386%#	7/25/2036	522	516,445
Structured Asset Securities Corp. 2007-BC2 A3	0.286%#	3/25/2037	1,049	1,020,838
Venture VIII CDO Ltd. 2007-8A A1A†	0.517%#	7/22/2021	1,500	1,452,076
Total				51,917,923
Total Asset-Backed Securities (cost $202,033,654)				202,245,331

CORPORATE BONDS 36.61%

Aerospace/Defense 0.06%

Embraer SA (Brazil)(a)	5.15%	6/15/2022	844	874,595

Apparel 0.28%

J. Crew Group, Inc.	8.125%	3/1/2019	1,715	1,800,750
PVH Corp.	7.75%	11/15/2023	2,053	2,415,385
Total				4,216,135

Auto Parts: Original Equipment 0.10%

International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	1,446	1,529,145

Automotive 0.29%

Ford Motor Co.	6.375%	2/1/2029	1,489	1,686,258
Ford Motor Co.	6.625%	10/1/2028	1,679	1,954,118
Ford Motor Co.	7.45%	7/16/2031	483	622,434
Total				4,262,810

Banks: Diversified 3.73%

Bank of America Corp.	5.70%	5/2/2017	2,280	2,558,568
Bank of America Corp.	7.625%	6/1/2019	2,605	3,248,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)

Citigroup, Inc.	5.50%	9/13/2025	$2,900	$3,132,708
Compagnie de Financement Foncier SA (France)†(a)	0.981%#	4/17/2014	4,800	4,802,890
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	5,000	5,719,185
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	2,267	2,488,545
JPMorgan Chase & Co.	4.35%	8/15/2021	3,086	3,333,164
Lloyds TSB Bank plc (United Kingdom)†(a)	6.50%	9/14/2020	4,453	5,131,820
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	3,025	3,441,766
Morgan Stanley	4.10%	5/22/2023	631	629,286
Morgan Stanley	5.00%	11/24/2025	2,350	2,446,138
Morgan Stanley	5.50%	7/28/2021	908	1,035,891
Morgan Stanley	6.00%	4/28/2015	2,150	2,280,200
National Savings Bank (Sri Lanka)†(a)	8.875%	9/18/2018	700	770,000
PKO Finance AB (Sweden)†(a)	4.63%	9/26/2022	1,000	1,010,000
Regions Financial Corp.	7.75%	11/10/2014	294	308,384
Santander UK plc (United Kingdom)†(a)	5.00%	11/7/2023	1,650	1,715,535
Standard Chartered plc (United Kingdom)†(a)	3.95%	1/11/2023	3,500	3,341,649
Turkiye Halk Bankasi AS (Turkey)†(a)	3.875%	2/5/2020	2,550	2,308,260
Wells Fargo & Co.	3.45%	2/13/2023	6,163	6,039,598
Total				55,741,967

Banks: Money Center 0.55%

BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022	1,400	1,421,000
Zions Bancorporation	4.50%	3/27/2017	4,436	4,722,707
Zions Bancorporation	4.50%	6/13/2023	2,050	2,059,904
Total				8,203,611

Beverages 0.68%

Central American Bottling Corp.†	6.75%	2/9/2022	4,671	4,892,872
Embotelladora Andina SA (Chile)†(a)	5.00%	10/1/2023	700	718,845
Fomento Economico Mexicano SAB de CV (Mexico)(a)	2.875%	5/10/2023	2,350	2,158,487
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	2,175	2,471,750
Total				10,241,954

Biotechnology Research & Production 0.25%

Amgen, Inc.	6.40%	2/1/2039	3,061	3,736,676

Broadcasting 0.09%

Cox Communications, Inc.†	8.375%	3/1/2039	1,100	1,412,640

Brokers 0.53%

Jefferies Group LLC	6.875%	4/15/2021	2,473	2,874,863
Raymond James Financial, Inc.	8.60%	8/15/2019	3,950	5,022,255
Total				7,897,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.44%

Building Materials Corp. of America†	7.00%	2/15/2020	$1,233	$1,328,557
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	500	502,500
Owens Corning, Inc.	9.00%	6/15/2019	1,435	1,789,712
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,570	2,846,275
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	100	97,500
Total				6,564,544

Business Services 0.10%

Cielo SA/Cielo USA, Inc. (Brazil)†(a)	3.75%	11/16/2022	600	545,250
Expedia, Inc.	5.95%	8/15/2020	847	947,299
Total				1,492,549

Cable Services 0.40%

Time Warner Cable, Inc.	6.55%	5/1/2037	1,211	1,407,597
Time Warner Cable, Inc.	7.30%	7/1/2038	3,625	4,544,431
Total				5,952,028

Chemicals 1.22%

Braskem Finance Ltd.	6.45%	2/3/2024	550	559,625
CF Industries, Inc.	7.125%	5/1/2020	4,665	5,589,118
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	2,400	2,478,000
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	3,773	4,110,254
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	2,687	3,472,848
NewMarket Corp.	4.10%	12/15/2022	2,071	2,058,058
Total				18,267,903

Communications Technology 0.14%

Juniper Networks, Inc.	4.50%	3/15/2024	721	723,584
Juniper Networks, Inc.	4.60%	3/15/2021	1,350	1,390,416
Total				2,114,000

Computer Hardware 0.18%

Hewlett-Packard Co.	6.125%	3/1/2014	2,743	2,743,000

Computer Software 0.35%

Autodesk, Inc.	3.60%	12/15/2022	1,000	964,474
Netflix, Inc.	5.375%	2/1/2021	1,505	1,580,250
SunGard Data Systems, Inc.	7.375%	11/15/2018	2,570	2,740,262
Total				5,284,986

Consumer Products 0.19%

Tupperware Brands Corp.	4.75%	6/1/2021	2,764	2,857,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.42%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	$3,648	$3,447,360
Rock-Tenn Co.	4.90%	3/1/2022	2,600	2,805,670
Total				6,253,030

Data Product, Equipment & Communications 0.29%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	3,000	3,128,718
Total System Services, Inc.	3.75%	6/1/2023	1,279	1,214,969
Total				4,343,687

Diversified 0.13%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	850	879,750
Tenedora Nemak SA de CV (Mexico)†(a)	5.50%	2/28/2023	1,000	997,500
Total				1,877,250

Drugs 0.32%

CFR International SpA (Chile)†(a)	5.125%	12/6/2022	1,600	1,527,158
Grifols, Inc.	8.25%	2/1/2018	1,850	1,981,813
Hospira, Inc.	5.80%	8/12/2023	1,150	1,256,012
Total				4,764,983

Electric: Power 2.19%

AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	700	647,500
Astoria Depositor Corp.†	8.144%	5/1/2021	1,250	1,312,500
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	1,500	1,543,358
DPL, Inc.	7.25%	10/15/2021	2,875	2,885,781
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,251	2,633,758
Entergy Corp.	5.125%	9/15/2020	6,195	6,677,919
Exelon Generation Co. LLC	4.25%	6/15/2022	1,750	1,757,784
Indiantown Cogeneration LP	9.77%	12/15/2020	1,894	2,153,429
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,465	1,520,586
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	6,000	6,579,648
Red Oak Power LLC	8.54%	11/30/2019	1,290	1,373,387
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,800	3,609,626
Total				32,695,276

Electrical: Household 0.09%

Energizer Holdings, Inc.	4.70%	5/19/2021	1,303	1,363,270

Electronics 0.14%

PerkinElmer, Inc.	5.00%	11/15/2021	1,922	2,021,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services 0.92%

Alta Wind Holdings LLC†	7.00%	6/30/2035	$2,442	$2,702,673
Energy Transfer Partners LP	6.625%	10/15/2036	460	517,999
Energy Transfer Partners LP	7.50%	7/1/2038	1,926	2,360,939
Energy Transfer Partners LP	9.00%	4/15/2019	2,055	2,616,473
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,222,018
Stone Energy Corp.	7.50%	11/15/2022	1,200	1,299,000
Total				13,719,102

Engineering & Contracting Services 0.03%

AGCO Corp.	5.875%	12/1/2021	400	437,687

Entertainment 0.10%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.375%	6/1/2020	1,000	1,100,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	375	411,563
Total				1,511,563

Financial Services 1.59%

Air Lease Corp.	4.75%	3/1/2020	1,800	1,903,500
Comcel Trust†	6.875%	2/6/2024	1,200	1,243,500
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015	3,390	3,432,050
DTEK Finance plc (United Kingdom)†(a)	7.875%	4/4/2018	600	480,000
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	2,729	2,726,860
FMR LLC†	7.57%	6/15/2029	1,000	1,336,441
General Electric Capital Corp.	6.75%	3/15/2032	1,003	1,286,700
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	1,025	1,096,750
Lender Processing Services, Inc.	5.75%	4/15/2023	2,000	2,142,500
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	375	491,373
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	1,541	1,614,309
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	1,125	1,366,782
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	3,000	3,027,879
Western Union Co. (The)	3.35%	5/22/2019	1,650	1,656,489
Total				23,805,133

Financial: Miscellaneous 0.64%

Moody’s Corp.	4.50%	9/1/2022	3,000	3,107,691
Moody’s Corp.	5.50%	9/1/2020	1,900	2,133,326
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	3,330	3,672,081
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	605	669,617
Total				9,582,715

Food 0.89%

Alicorp SAA (Peru)†(a)	3.875%	3/20/2023	1,600	1,492,000
Big Heart Pet Brands	7.625%	2/15/2019	288	300,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food (continued)

Cencosud SA (Chile)†(a)	4.875%	1/20/2023		$3,525	$3,375,029
Cosan Luxembourg SA (Luxembourg)†(a)	5.00%	3/14/2023		4,000	3,664,000
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023		2,100	1,963,500
Flowers Foods, Inc.	4.375%	4/1/2022		480	490,858
Grupo Bimbo SAB de CV (Mexico)†(a)	4.875%	6/30/2020		1,200	1,280,928
Raizen Fuels Finance Ltd.†	9.50%	8/15/2014		700	724,360
Total					13,290,915

Food/Beverage 0.06%

BRF SA (Brazil)†(b)	7.75%	5/22/2018	BRL	2,500	867,363

Gaming 0.06%

CCM Merger, Inc.†	9.125%	5/1/2019		$858	915,915

Health Care Products 0.10%

Mallinckrodt International Finance SA (Luxembourg)†(a)	4.75%	4/15/2023		1,500	1,427,883

Health Care Services 0.09%

Dignity Health	4.50%	11/1/2042		1,554	1,348,821

Household Equipment/Products 0.10%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020		1,625	1,476,313

Household Furnishings 0.09%

Arcelik AS (Turkey)†(a)	5.00%	4/3/2023		1,600	1,412,000

Industrial Products 0.17%

KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020		1,000	902,700
Mueller Water Products, Inc.	7.375%	6/1/2017		1,526	1,575,595
Total					2,478,295

Insurance 0.50%

CNO Financial Group, Inc.†	6.375%	10/1/2020		1,026	1,097,820
Markel Corp.	7.125%	9/30/2019		2,886	3,465,018
Willis North America, Inc.	7.00%	9/29/2019		2,555	2,987,350
Total					7,550,188

Investment Management Companies 0.33%

Affiliated Managers Group, Inc.	4.25%	2/15/2024		1,500	1,515,114
Lazard Group LLC	4.25%	11/14/2020		1,200	1,264,460
Lazard Group LLC	6.85%	6/15/2017		1,000	1,143,814
Oaktree Capital Management LP†	6.75%	12/2/2019		900	1,065,448
Total					4,988,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.08%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	$1,189	$1,263,472

Leisure 0.53%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	4,817,327
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	2,800	3,094,000
Total				7,911,327

Lodging 0.69%

Host Hotels & Resorts LP	5.25%	3/15/2022	5,032	5,471,817
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,333	3,919,251
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,000	997,500
Total				10,388,568

Machinery: Agricultural 0.60%

Camposol SA (Peru)†(a)	9.875%	2/2/2017	493	507,790
Lorillard Tobacco Co.	8.125%	6/23/2019	3,116	3,890,052
Lorillard Tobacco Co.	8.125%	5/1/2040	1,400	1,787,469
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	2,915	2,420,033
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	400	395,000
Total				9,000,344

Machinery: Oil Well Equipment & Services 0.21%

Pride International, Inc.	8.50%	6/15/2019	2,500	3,206,273

Manufacturing 0.32%

Hillenbrand, Inc.	5.50%	7/15/2020	3,900	4,165,286
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	550	591,250
Total				4,756,536

Media 1.43%

21st Century Fox America, Inc.	6.20%	12/15/2034	1,325	1,541,840
21st Century Fox America, Inc.	6.90%	8/15/2039	652	815,857
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021	3,038	3,282,152
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	3,825	3,872,813
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(a)	5.307%	5/11/2022	3,550	3,736,375
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	2,305	2,299,477
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	1,400	1,533,000
Time Warner, Inc.	7.625%	4/15/2031	498	657,992
Videotron Ltee (Canada)(a)	6.375%	12/15/2015	643	645,411
Videotron Ltee (Canada)(a)	9.125%	4/15/2018	945	985,163
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	1,950	2,001,593
Total				21,371,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metal Fabricating 0.13%

Severstal Columbus LLC	10.25%	2/15/2018	$1,800		$1,897,020

Metals & Minerals: Miscellaneous 0.85%

Anglo American Capital plc (United Kingdom)†(a)	4.45%	9/27/2020	1,250		1,297,011
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	4,139		5,332,642
Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	1,153		1,105,672
Barrick North America Finance LLC	4.40%	5/30/2021	1,626		1,648,546
Compass Minerals International, Inc.	8.00%	6/1/2019	879		929,543
Kinross Gold Corp. (Canada)†(a)(c)	5.95%	3/15/2024	856		860,000
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	1,500		1,507,500
Total					12,680,914

Natural Gas 0.47%

SourceGas LLC†	5.90%	4/1/2017	3,984		4,249,227
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,015		2,719,589
Total					6,968,816

Oil 1.95%

Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	2,600		2,986,750
Alliance Oil Co. Ltd. (Russia)†(a)	7.00%	5/4/2020	2,350		2,167,875
Antero Resources Finance Corp.	7.25%	8/1/2019	397		428,760
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	1,325		1,450,875
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	5,100		6,226,723
Chaparral Energy, Inc.	8.25%	9/1/2021	1,340		1,474,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,209		1,305,720
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	1,500		1,552,500
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	614		686,145
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	—	(d)	111
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	2,306		2,386,710
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	2,771		1,990,963
Petroleos Mexicanos (Mexico)†(a)	4.875%	1/18/2024	595		613,121
Petroleos Mexicanos (Mexico)†(a)	6.375%	1/23/2045	700		744,908
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	1,000		1,252,500
SEACOR Holdings, Inc.	7.375%	10/1/2019	2,246		2,481,830
Valero Energy Corp.	10.50%	3/15/2039	910		1,413,668
Total					29,163,159

Oil: Crude Producers 1.89%

Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875%	2/15/2018	2,051		2,154,832
Enbridge Energy Partners LP	9.875%	3/1/2019	3,221		4,210,900
Enterprise Products Operating LLC	7.55%	4/15/2038	1,269		1,665,160
Kerr-McGee Corp.	7.125%	10/15/2027	1,000		1,193,092
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,011		5,074,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

OGX Austria GmbH (Austria)†(a)(e)	8.50%	6/1/2018	$1,730	$108,125
Pacific Rubiales Energy Corp. (Canada)†(a)	5.125%	3/28/2023	1,650	1,592,250
Plains Exploration & Production Co.	6.75%	2/1/2022	4,250	4,717,500
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	325	342,063
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,250	1,303,125
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	583	625,268
Ruby Pipeline LLC†	6.00%	4/1/2022	3,500	3,768,110
Sabine Pass Liquefaction LLC†	6.25%	3/15/2022	1,460	1,512,925
Total				28,267,674

Oil: Integrated Domestic 0.36%

Kinder Morgan Energy Partners LP	7.40%	3/15/2031	775	945,039
Rowan Cos., Inc.	7.875%	8/1/2019	3,679	4,482,159
Total				5,427,198

Oil: Integrated International 1.19%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	7,400	7,645,606
Petrohawk Energy Corp.	6.25%	6/1/2019	750	819,766
Petrohawk Energy Corp.	7.25%	8/15/2018	1,489	1,591,151
Transocean, Inc.	6.375%	12/15/2021	2,002	2,249,359
Weatherford International Ltd.	9.875%	3/1/2039	3,707	5,540,579
Total				17,846,461

Paper & Forest Products 0.67%

Georgia-Pacific LLC	8.875%	5/15/2031	4,117	5,996,336
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	4,065,539
Total				10,061,875

Production Technology Equipment 0.12%

Nuance Communications, Inc.†	5.375%	8/15/2020	1,800	1,813,500

Real Estate Investment Trusts 1.26%

American Tower Corp.	4.70%	3/15/2022	1,580	1,653,620
American Tower Corp.	5.05%	9/1/2020	2,678	2,917,625
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	3.00%	2/6/2019	2,300	2,298,227
Corrections Corp. of America	4.125%	4/1/2020	1,916	1,882,470
Country Garden Holdings Co. Ltd. (China)†(a)	11.125%	2/23/2018	350	385,875
Country Garden Holdings Co. Ltd. (China)†(a)	11.25%	4/22/2017	450	479,250
EPR Properties	5.25%	7/15/2023	2,175	2,223,148
EPR Properties	7.75%	7/15/2020	3,054	3,632,882
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,760	2,013,899
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	657	728,054
Kilroy Realty LP	6.625%	6/1/2020	517	608,504
Total				18,823,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.76%

CDR DB Sub, Inc†	7.75%	10/15/2020	$1,385	$1,353,838
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,208	1,270,162
QVC, Inc.†	7.375%	10/15/2020	8,000	8,671,520
Total				11,295,520

Savings & Loan 0.25%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	3,128	3,675,719

Steel 0.82%

Allegheny Technologies, Inc.	5.875%	8/15/2023	1,945	2,027,754
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,085	5,011,895
Metinvest BV (Netherlands)†(a)	8.75%	2/14/2018	775	682,000
Severstal OAO Via Steel Capital SA (Luxembourg)†(a)	4.45%	3/19/2018	1,200	1,189,500
Valmont Industries, Inc.	6.625%	4/20/2020	2,901	3,367,843
Total				12,278,992

Technology 0.10%

VeriSign, Inc.	4.625%	5/1/2023	1,528	1,497,440

Telecommunications 1.41%

Altice Financing SA (Luxembourg)†(a)	6.50%	1/15/2022	2,500	2,612,500
Frontier Communications Corp.	9.25%	7/1/2021	650	771,875
GTE Corp.	6.94%	4/15/2028	5,162	6,240,027
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	2,500	2,412,500
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2021	2,000	2,095,000
MTS International Funding Ltd. (Ireland)†(a)	5.00%	5/30/2023	1,500	1,396,875
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	1,625	1,698,125
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	1,500	1,595,625
Verizon Communications, Inc.	7.75%	12/1/2030	1,687	2,228,999
Total				21,051,526

Tobacco 0.13%

Altria Group, Inc.	9.95%	11/10/2038	1,194	1,899,489

Transportation: Miscellaneous 0.72%

Florida East Coast Railway Corp.	8.125%	2/1/2017	1,368	1,431,954
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	1,000	1,057,500
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	7,515	8,328,108
Total				10,817,562

Utilities 0.63%

Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	3,000	3,072,936
Public Service Co. of New Mexico	7.95%	5/15/2018	2,283	2,753,487
Williams Cos., Inc. (The)	8.75%	3/15/2032	2,964	3,555,253
Total				9,381,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utilities: Electrical 0.21%

Tennessee Valley Authority	3.50%	12/15/2042		$3,740	$3,183,073
Total Corporate Bonds (cost $534,326,571)					547,454,255

FOREIGN BOND(b) 0.14%

Mexico

Red de Carreteras de Occidente S.A.P.I.B. de CV† (cost $2,515,343)	9.00%	6/10/2028	MXN	31,250	2,066,604

FOREIGN GOVERNMENT OBLIGATIONS 2.81%

Angola 0.11%

Republic of Angola(a)	7.00%	8/16/2019		$1,500	1,623,750

Argentina 0.11%

City of Buenos Aires†(a)	9.95%	3/1/2017		800	760,000
Provincia de Neuquen†(a)	7.875%	4/26/2021		440	429,000
Republic of Argentina(a)	8.28%	12/31/2033		620	452,382
Total					1,641,382

Aruba 0.03%

Aruba Government†(a)	4.625%	9/14/2023		500	477,500

Bahamas 0.19%

Commonwealth of Bahamas†(a)	5.75%	1/16/2024		700	702,450
Commonwealth of Bahamas†(a)	6.95%	11/20/2029		1,943	2,076,266
Total					2,778,716

Bermuda 0.21%

Bermuda Government†	4.138%	1/3/2023		975	943,800
Bermuda Government†	5.603%	7/20/2020		1,950	2,145,000
Total					3,088,800

Brazil 0.24%

Federal Republic of Brazil(a)	4.25%	1/7/2025		1,000	963,750
Federal Republic of Brazil†(a)	5.333%	2/15/2028		2,000	1,928,000
Federal Republic of Brazil(a)	8.25%	1/20/2034		600	778,500
Total					3,670,250

Cayman Islands 0.13%

Cayman Islands Government†	5.95%	11/24/2019		1,770	2,002,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Dominican Republic 0.15%

Dominican Republic†(a)	6.60%	1/28/2024	$800	$816,400
Dominican Republic†(a)	9.04%	1/23/2018	1,256	1,384,312
Total				2,200,712

Ghana 0.19%

Republic of Ghana†(a)	7.875%	8/7/2023	3,100	2,883,000

Indonesia 0.22%

Perusahaan Penerbit SBSN†(a)	3.30%	11/21/2022	1,700	1,517,250
Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	1,700	1,744,625
Total				3,261,875

Mexico 0.11%

United Mexican States(a)	5.55%	1/21/2045	1,114	1,161,345
United Mexican States(a)	5.95%	3/19/2019	400	466,600
Total				1,627,945

Panama 0.03%

Republic of Panama(a)	4.30%	4/29/2053	550	438,900

Philippines 0.17%

Republic of Philippines(a)	7.50%	9/25/2024	1,979	2,528,172

Poland 0.10%

Republic of Poland(a)	4.00%	1/22/2024	1,511	1,529,888

Russia 0.24%

Russia Eurobonds†(a)	3.625%	4/29/2015	2,310	2,385,075
Russia Eurobonds†(a)	4.875%	9/16/2023	1,200	1,221,600
Total				3,606,675

Slovenia 0.10%

Republic of Slovenia†(a)	5.25%	2/18/2024	1,500	1,535,265

Tanzania 0.09%

United Republic of Tanzania(a)	6.392%#	3/9/2020	1,250	1,287,500

Trinidad And Tobago 0.07%

Republic of Trinidad & Tobago†(a)	4.375%	1/16/2024	1,000	1,042,500

Turkey 0.22%

Republic of Turkey(a)	5.625%	3/30/2021	3,124	3,267,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Venezuela 0.10%

Republic of Venezuela(a)	9.375%	1/13/2034	$2,089	$1,493,635
Total Foreign Government Obligations (cost $42,150,739)				41,986,722

GOVERNMENT SPONSORED ENTERPRISES BOND 3.05%

Federal Home Loan Mortgage Corp. (cost $44,770,945)	2.375%	1/13/2022	46,228	45,621,489

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.16%

Federal Home Loan Mortgage Corp. 2013-K31 B†	3.625%#	7/25/2046	2,354	2,224,404
Federal Home Loan Mortgage Corp. K035 A1	2.615%	3/25/2023	4,561	4,638,041
Federal Home Loan Mortgage Corp. K035 A2	3.458%#	8/25/2023	4,462	4,576,763
Federal Home Loan Mortgage Corp. KS01 A2	2.522%	1/25/2023	2,954	2,844,980
Federal National Mortgage Assoc. 2013-M14 A	1.70%	8/25/2018	3,075	3,080,209
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $17,320,144)				17,364,397

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 19.32%

Federal Home Loan Mortgage Corp.(f)	3.50%	TBA	27,420	27,737,044
Federal Home Loan Mortgage Corp.(f)	4.00%	TBA	14,060	14,660,296
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	7,575	8,258,667
Federal National Mortgage Assoc.(f)	3.00%	TBA	22,160	21,532,422
Federal National Mortgage Assoc.(f)	3.50%	TBA	83,230	84,166,337
Federal National Mortgage Assoc.(f)	4.50%	TBA	25,200	26,999,436
Federal National Mortgage Assoc.	4.50%	11/1/2018	6,449	6,908,857
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 9/1/2038	35,788	39,775,813
Federal National Mortgage Assoc.(f)	5.50%	TBA	36,670	40,491,711
Government National Mortgage Assoc.(f)	4.00%	TBA	17,380	18,373,920
Total Government Sponsored Enterprises Pass-Throughs (cost $286,144,605)				288,904,503

MUNICIPAL BONDS 1.74%

Education 0.06%

Univ of California Bd of Regs	6.27%	5/15/2031	855	948,546

Electric Revenue Bonds 0.09%

American Municipal Power, Inc.	7.834%	2/15/2041	1,000	1,357,010

Other Revenue 0.76%

Dallas Convention Center Hotel	7.088%	1/1/2042	1,232	1,474,618
Nashville & Davidson Cnty Met	6.731%	7/1/2043	2,000	2,383,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other Revenue (continued)

San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	$2,800	$2,972,592
Southern California Metro Wtr	6.538%	7/1/2039	2,405	2,628,545
Southern California Metro Wtr	6.947%	7/1/2040	255	289,853
Univ of Massachusetts Bldg Auth	6.573%	5/1/2039	1,500	1,643,235
Total				11,392,463

Transportation 0.59%

Chicago, IL	6.845%	1/1/2038	2,500	2,727,650
Clark Cnty, NV	6.881%	7/1/2042	2,275	2,453,883
Metropolitan Washington Arpt	7.462%	10/1/2046	3,000	3,601,320
Total				8,782,853

Utilities 0.24%

Chicago, IL	6.742%	11/1/2040	825	950,202
Los Angeles Dept Wtr & Pwr, CA	7.003%	7/1/2041	535	603,009
Municipal Elec Auth of Georgia	7.055%	4/1/2057	819	861,858
San Francisco Pub Util Comm, CA	6.00%	11/1/2040	350	417,809
San Francisco Pub Util Comm, CA	6.00%	11/1/2040	600	717,774
Total				3,550,652
Total Municipal Bonds (cost $25,232,416)				26,031,524

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.06%

Banc of America Funding Corp. 2007-6 A1	0.446%#	7/25/2037	832	692,827
Bear Stearns ALT-A Trust 2004-8 1A	0.856%#	9/25/2034	3,154	3,063,535
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.335%#	6/15/2022	1,651	1,639,303
Commercial Mortgage Pass-Through Certificates 2013-CR13 A4	4.194%#	10/10/2046	3,640	3,834,431
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	7,557	6,909,343
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%#	2/25/2043	1,796	1,639,064
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(a)	0.234%#	12/20/2054	1,667	1,649,620
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(a)	0.374%#	12/20/2054	4,029	3,993,526
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	110	109,684
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(a)	1.639%#	10/15/2054	1,011	1,012,784
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.648%#	3/18/2051	4,870	5,236,954
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%	6/15/2045	2,519	2,591,482
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A3	3.578%	2/15/2047	703	725,812
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	3,260	3,553,822
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	661	652,781
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	701	692,206
Merrill Lynch Floating Trust 2008-LAQA A1†	0.695%#	7/9/2021	4,204	4,198,907
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%	10/25/2036	2,144	1,947,239
RBSCF Trust 2010-RR3 MS4C†	4.97%	4/16/2040	3,393	3,449,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust 2012-3 A1	3.50%	7/25/2042	$907	$883,884
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	1,239	1,163,686
Sequoia Mortgage Trust 2012-6 A2	1.808%	12/25/2042	3,033	2,701,555
Sequoia Mortgage Trust 2013-1 2A1	1.855%	2/25/2043	1,419	1,232,960
Sequoia Mortgage Trust 2013-2 A	1.874%	2/25/2043	2,657	2,354,519
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	2,218	2,219,226
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	1,554	1,551,478
UBS-BAMLL Trust 2012-WRM E†	4.238%#	6/10/2030	3,905	3,496,252
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	957	960,581
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71%#	3/18/2028	7,704	6,919,879
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.304%#	7/15/2046	5,195	4,600,611
Total Non-Agency Commercial Mortgage-Backed Securities (cost $76,441,663)				75,677,502

U.S. TREASURY OBLIGATIONS 23.44%

U.S. Treasury Bond	3.75%	11/15/2043	45,178	46,526,292
U.S. Treasury Note	0.25%	4/15/2016	167,522	167,103,195
U.S. Treasury Note	0.375%	3/15/2015	46,336	46,446,419
U.S. Treasury Note	1.50%	1/31/2019	76,590	76,625,921
U.S. Treasury Note	1.50%	2/28/2019	13,815	13,807,982
Total U.S. Treasury Obligations (cost $349,302,755)				350,509,809
Total Long-Term Investments (cost $1,580,238,835)				1,597,862,136

SHORT-TERM INVESTMENTS 10.01%

COMMERCIAL PAPER 0.53%

Energy Equipment & Services 0.17%

Talisman Energy, Inc.	Zero Coupon	3/10/2014	1,500	1,499,796
Talisman Energy, Inc.	Zero Coupon	3/5/2014	1,000	999,961
Total				2,499,757

Metals & Minerals: Miscellaneous 0.10%

Aluminium Co. America	Zero Coupon	3/18/2014	1,500	1,499,613

Oil 0.15%

DCP Midstream LLC	Zero Coupon	4/1/2014	1,000	999,315
DCP Midstream LLC	Zero Coupon	3/5/2014	1,250	1,249,943
Total				2,249,258

Railroads 0.05%

Kansas City Southern Railway	Zero Coupon	3/7/2014	750	749,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
COMMERCIAL PAPER (continued)

Utilities: Miscellaneous 0.06%

Nisource Finance Corp.	Zero Coupon	3/25/2014	$1,000	$999,584
Total Commercial Paper (cost $7,997,834)				7,998,154

U.S. TREASURY OBLIGATIONS 4.42%

U.S. Treasury Note	0.25%	3/31/2014	15,583	15,585,135
U.S. Treasury Note	0.625%	7/15/2014	50,419	50,522,409
Total U.S. Treasury Obligations (cost $66,102,983)				66,107,544

REPURCHASE AGREEMENT 5.06%

Repurchase Agreement dated 2/28/2014, Zero Coupon due 3/3/2014 with Fixed Income Clearing Corp. collateralized by $74,730,000 of U.S. Treasury Note at 1.875% due 8/31/2017; value: $77,158,725; proceeds: $75,641,457 (cost $75,641,457)			75,641	75,641,457
Total Short-Term Investments (cost $149,742,274)				149,747,155

Total Investments in Securities 116.87% (cost $1,729,981,109)				1,747,609,291

Liabilities in Excess of Cash and Other Assets(g) (16.87%)				(252,250,007)

Net Assets 100.00%				$1,495,359,284

BRL	Brazilian real.
MXN	Mexican peso.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2014.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Securities purchased on a when-issued basis (See Note 2(f)).
(d)	Amount is less than $1,000.
(e)	Defaulted security.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2014

Open Forward Foreign Currency Exchange Contracts at February 28, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Mexican peso	Sell	Goldman Sachs	5/12/2014	27,625,000	$2,079,950	$2,072,323	$7,627

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Sell	Morgan Stanley	5/12/2014	2,070,000	$844,553	$867,592	$(23,039)

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$202,245,331	$—	$202,245,331
Corporate Bonds	—	547,454,255	—	547,454,255
Foreign Bond	—	2,066,604	—	2,066,604
Foreign Government Obligations	—	41,986,722	—	41,986,722
Government Sponsored Enterprises Bond	—	45,621,489	—	45,621,489
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	17,364,397	—	17,364,397
Government Sponsored Enterprises Pass-Throughs	—	288,904,503	—	288,904,503
Municipal Bonds	—	26,031,524	—	26,031,524
Non-Agency Commercial Mortgage-Backed Securities	—	75,677,502	—	75,677,502
U.S. Treasury Obligations	—	416,617,353	—	416,617,353
Commercial Paper	—	7,998,154	—	7,998,154
Repurchase Agreement	—	75,641,457	—	75,641,457
Total	$—	$1,747,609,291	$—	$1,747,609,291
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$7,627	$—	$7,627
Liabilities	—	(23,039)	—	(23,039)
Total	$—	$(15,412)	$—	$(15,412)

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level transfers during the period ended February 28, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following twelve funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”; formerly, Lord Abbett Balanced Strategy Fund “Balanced Strategy Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”; formerly, Lord Abbett Growth & Income Strategy Fund “Growth & Income Strategy Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”; formerly, Lord Abbett Diversified Income Strategy Fund “Diversified Income Strategy Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Floating Rate Fund’s and Multi-Asset Income Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Each of Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund and Multi-Asset Growth Fund invest in other mutual funds (“Underlying Funds”) managed by Lord Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the

Notes to Schedule of Investments (unaudited)(continued)

Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of February 28, 2014, only Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund, and Total Return Fund had open forward foreign currency exchange contracts.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of February 28, 2014, only Floating Rate Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund had open futures contracts.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to

Notes to Schedule of Investments (unaudited)(continued)

the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of February 28, 2014, the Funds had the following unfunded loan commitments:

Security Name	Fund Name
	Floating Rate Fund	High Yield Fund
Allied Security Holdings LLC 2nd Lien Delayed Draw Term Loan	$2,397,260	$1,260,788
Allied Security Holdings LLC 1st Lien Delayed Draw Term Loan	3,928,571	—
Entegris, Inc.	—	10,000,000
Ortho Clinical Diagnosics, Inc	—	12,000,000
Total	$6,325,831	$23,260,788

(k)	Inflation-Linked Derivatives-Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted.

(l)	Credit Default Swaps-Core Fixed Income Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During

Notes to Schedule of Investments (unaudited)(continued)

the period, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(m)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL TAX INFORMATION

As of February 28, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund	Diversified Equity Strategy Fund
Tax cost	$688,818,406	$1,541,678,891	$218,718,839
Gross unrealized gain	83,992,571	13,022,820	59,400,529
Gross unrealized loss	(7,261,462)	(5,954,410)	—
Net unrealized security gain	$76,731,109	$7,068,410	$59,400,529

	Floating Rate Fund	High Yield Fund	Income Fund
Tax cost	$9,342,817,069	$2,901,146,392	$1,844,065,351
Gross unrealized gain	73,271,045	121,565,442	38,951,267
Gross unrealized loss	(32,500,365)	(22,811,443)	(15,037,475)
Net unrealized security gain	$40,770,680	$98,753,999	$23,913,792

	Inflation Focused Fund	Multi-Asset Balanced Opportunity Fund	Multi-Asset Growth Fund
Tax cost	$854,972,968	$1,672,709,063	$902,732,176
Gross unrealized gain	7,331,994	214,407,382	123,771,025
Gross unrealized loss	(13,014,234)	(6,148,281)	(304,361)
Net unrealized security gain/(loss)	$(5,682,240)	$208,259,101	$123,466,664

	Multi-Asset Income Fund	Short Duration Income Fund	Total Return Fund
Tax cost	$1,570,585,432	$34,122,544,554	$1,736,814,047
Gross unrealized gain	55,180,493	75,829,630	23,166,610
Gross unrealized loss	(6,097,272)	(166,884,792)	(12,371,366)
Net unrealized security gain/(loss)	$49,083,221	$(91,055,162)	$10,795,244

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts for the period ended February 28, 2014 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Funds’ risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Floating Rate Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts for the period ended February 28, 2014 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Schedule of Investments (unaudited)(continued)

Inflation Focused Fund entered into CPI swaps for the period ended February 28, 2014 (as described in note 2(k)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps for the period ended February 28, 2014 (as described in note 2(l)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of February 28, 2014, the Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Convertible Fund		Floating Rate Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts	$15,265	$15,265	$—	$128,310	$128,310
Total	$15,265	$15,265	$—	$128,310	$128,310
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$165,312	$165,312	$—	$1,094,003	$1,094,003
Futures Contracts	—	—	285,792	—	285,792
Total	$165,312	$165,312	$285,792	$1,094,003	$1,379,795

	High Yield Fund		Income Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts	$253,304	$253,304	$—	$2,725,444	$2,725,444
Futures Contracts	—	—	606,085	—	606,085
Total	$253,304	$253,304	$606,085	$2,725,444	$3,331,529
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$1,909,898	$1,909,898	$—	$3,567,146	$3,567,146
Futures Contracts	—	—	2,604,589	—	2,604,589
Total	$1,909,898	$1,909,898	$2,604,589	$3,567,146	$6,171,735

Notes to Schedule of Investments (unaudited)(continued)

	Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Inflation Linked Contracts	Credit Contracts	Fair Value
CPI Swaps	$—	$—	$573,632	$—	$573,632
Credit Default Swaps	—	—	—	221,454	221,454
Forward Foreign Currency Exchange Contracts	—	1,356	—	—	1,356
Futures Contracts	18,110	—	—	—	18,110
Total	$18,110	$1,356	$573,632	$221,454	$814,552
Liability Derivatives
CPI Swaps	$—	$—	$39,694,601	$—	$39,694,601
Forward Foreign Currency Exchange Contracts	—	76,036	—	—	76,036
Futures Contracts	93,563	—	—	—	93,563
Total	$93,563	$76,036	$39,694,601	$—	$39,864,200

	Short Duration Income Fund				Total Return Fund
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value	Forward Foreign Currency Exchange Contracts	Fair Value
Credit Default Swaps	$—	$—	$11,169,849	$11,169,849	$—	$—
Forward Foreign Currency Exchange Contracts	—	151,688	—	151,688	7,627	7,627
Futures Contracts	720,308		—	720,308	—	—
Total	$720,308	$151,688	$11,169,849	$12,041,845	$7,627	$7,627
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	3,034,031	—	3,034,031	23,039	23,039
Futures Contracts	3,424,413	—	—	3,424,413		—
Total	$3,424,413	$3,034,031	$—	$6,458,444	$23,039	$23,039

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended February 28, 2014:

Notes to Schedule of Investments (unaudited)(continued)

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2014	Fair Value at 2/28/2014	Net Realized Gain 12/1/2013 to 2/28/2014		Dividend Income 12/1/2013 to 2/28/2014
Lord Abbett Affiliated Fund, Inc. - Class I	3,405,980	287,045	(134,220)	3,558,805	$55,588,533	$412,083		$434,689
Lord Abbett Developing Growth Fund, Inc. - Class I	472,562	5,556	(17,174)	460,944	$13,998,876	$285,441		$—
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	2,661,016	90,237	(76,914)	2,674,339	$41,532,480	$277,313		$—
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	1,913,999	81,907	(145,395)	1,850,511	$41,729,014	$1,588,025		$—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	1,437,277	278,628	(72,728)	1,643,177	$41,473,791	$6,962,965	(a)	$—
Lord Abbett Securities Trust - International Core Equity Fund - Class I	2,225,700	138,315	(20,815)	2,343,200	$33,062,552	$125,099		$692,464
Lord Abbett Securities Trust - International Opportunities Fund - Class I	1,195,860	52,069	(18,946)	1,228,983	$22,318,339	$205,714		$321,058
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,288,773	23,047	(22,503)	1,289,317	$28,313,405	$182,206		$—
Total					$278,016,990	$10,038,846		$1,448,211

(a) Includes $6,093,558 of distributed capital gains.

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2014	Fair Value at 2/28/2014	Net Realized Gain (Loss) 12/1/2013 to 2/28/2014		Dividend Income 12/1/2013 to 2/28/2014
Lord Abbett Affiliated Fund, Inc. - Class I	4,693,534	932,682	(1,867,386)	3,758,830	$58,712,917	$10,187,942		$537,676
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	7,501,426	—	—	7,501,426	$161,205,649	$—		$—
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund, Inc. - Class I	8,946,428	—	—	8,946,428	$191,095,711	$—		$—
Lord Abbett Investment Trust - Convertible Fund - Class I	14,930,608	1,655,491	(98,009)	16,488,090	$222,424,338	$13,754,432	(a)	$2,710,867

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2014	Fair Value at 2/28/2014	Net Realized Gain (Loss) 12/1/2013 to 2/28/2014		Dividend Income 12/1/2013 to 2/28/2014
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	7,312,511	1,315,380	(24,814)	8,603,077	$93,773,539	$(10,552)		$538,268
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	23,492,987	7,415,917	(1,777,606)	29,131,298	$178,574,856	$35,558		$962,681
Lord Abbett Investment Trust - High Yield Fund - Class I	38,485,186	2,041,708	(1,265,025)	39,261,869	$312,917,098	$13,164,311	(b)	$4,882,987
Lord Abbett Municipal Income Fund - High Yield Municipal Bond Fund - Class I	1,605,789	447,812	(549,049)	1,504,552	$16,866,027	$71,376		$261,990
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	27,769,979	2,944,053	(128,387)	30,585,645	$280,470,368	$231,631		$2,381,916
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	11,992,341	86,691	—	12,079,032	$285,789,900	$-		$1,958,349
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	18,721,978	8,243,353	(9,727,232)	17,238,099	$78,605,731	$(649,957	)(c)	$969,708
Total					$1,880,436,134	$36,784,741		$15,204,442

(a) Includes $13,509,738 of distributed capital gains.

(b) Includes $10,312,137 of distributed capital gains.

(c) Includes $114,714 of distributed capital gains.

Multi-Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2014	Fair Value at 2/28/2014	Net Realized Gain (Loss) 12/1/2013 to 2/28/2014		Dividend Income 12/1/2013 to 2/28/2014
Lord Abbett Affiliated Fund, Inc. - Class I	4,646,216	438,883	(607,451)	4,447,648	$69,940,859	$2,555,039		$549,847
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	5,766,156	—	—	5,766,156	$123,914,690	$—		$—
Lord Abbett Equity Trust -Calibrated Mid Cap Value Fund - Class I	5,287,007	—	—	5,287,007	$112,930,462	$—		$—
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	3,636,109	327,901	(10,724)	3,953,286	$43,090,817	$(3,461)		$262,040
Lord Abbett Investment Trust - High Yield Fund - Class I	20,842,042	1,194,259	(673,769)	21,362,532	$170,259,385	$5,822,457	(a)	$2,657,485

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Growth Fund (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2014	Fair Value at 2/28/2014	Net Realized Gain (Loss) 12/1/2013 to 2/28/2014		Dividend Income 12/1/2013 to 2/28/2014
Lord Abbett Municipal Income Fund - High Yield Municipal Bond Fund - Class I	1,720,001	158,809	(296,603)	1,582,207	$17,736,539	$23,452		$250,875
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	19,525,816	2,955,552	(125,866)	22,355,502	$204,999,952	$35,681		$1,678,175
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	9,557,114	107,267	(14,550)	9,649,831	$228,314,998	$125,423		$1,560,677
Lord Abbett Investment Trust - Short Duration Fund - Class I	11,067,377	4,593,487	(3,954,545)	11,706,319	$53,380,816	$(284,797	)(b)	$541,199
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	672,772	—	(616,226)	56,546	$1,241,756	$4,734,037		$—
Total					$1,025,810,274	$13,007,831		$7,500,298

(a) Includes $5,619,770 of distributed capital gains.

(b) Includes $67,421 of distributed capital gains.

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2014	Fair Value at 2/28/2014	Net Realized Gain (Loss) 12/1/2013 to 2/28/2014		Dividend Income 12/1/2013 to 2/28/2014
Lord Abbett Affiliated Fund, Inc. - Class I	1,556,417	857.772	(1,394,835)	1,019,354	$15,922,303	$1,202,545		$247,737
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	388,375	—	—	388,375	$8,346,186	$—		$—
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund, - Class I	3,174,441	—	—	3,174,441	$67,806,060	$—		$—
Lord Abbett Investment Trust - Convertible Fund - Class I	11,287,985	3,287,039	(106,071)	14,468,953	$195,186,172	$5,921,862	(a)	$7,196,641
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	5,318,843	1,732,371	(26,135)	7,025,079	$76,573,361	$(11,148)		$432,358

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2014	Fair Value at 2/28/2014	Net Realized Gain (Loss) 12/1/2013 to 2/28/2014		Dividend Income 12/1/2013 to 2/28/2014
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	17,132,826	8,827,603	(1,309,590)	24,650,839	$151,109,641	$(350,349)		$770,794
Lord Abbett Investment Trust - High Yield Fund -Class I	43,940,641	10,886,277	(840,785)	53,986,133	$430,269,481	$6,875,222	(b)	$11,778,595
Lord Abbett Municipal Income Fund - High Yield Municipal Bond Fund - Class I	1,454,439	659,046	(651,896)	1,461,589	$16,384,417	$71,902		$243,889
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	12,869,903	4,813,604	(44,669)	17,638,838	$161,748,141	$70,234		$1,169,140
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	3,154,278	954,087	—	4,108,365	$97,203,926	$—		$515,094
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	68,837,720	25,312,701	(8,298,990)	85,851,431	$391,482,525	$447,445	(c)	$3,517,358
Total					$1,612,032,213	$14,227,713		$25,871,606

(a) Includes $5,651,382 of distributed capital gains.

(b) Includes $6,544,685 of distributed capital gains.

(c) Includes $402,233 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund invest in Underlying Funds managed by Lord Abbett. As of February 28, 2014, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Diversified Equity Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	19.99%
Lord Abbett Developing Growth Fund, Inc. - Class I	5.04%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	14.94%
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	15.01%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	14.92%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	11.89%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	8.03%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.18%

Multi-Asset Balanced Opportunity Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	3.12%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	8.57%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	10.16%
Lord Abbett Investment Trust - Convertible Fund - Class I	11.83%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	4.99%
Lord Abbett Global Fund, Inc. Emerging Markets Currency Fund - Class I	9.50%
Lord Abbett Investment Trust - High Yield Fund - Class I	16.64%
Lord Abbett Municipal Income Fund - High Yield Municipal Bond Fund - Class I	0.90%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	14.91%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	15.20%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	4.18%

Multi-Asset Growth Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	6.82%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	12.08%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	11.01%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	4.20%
Lord Abbett Investment Trust - High Yield Fund - Class I	16.60%
Lord Abbett Municipal Income Fund - High Yield Municipal Bond Fund - Class I	1.73%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	19.98%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	22.26%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	5.20%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	0.12%

Multi-Asset Income Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	0.99%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	0.52%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	4.21%
Lord Abbett Investment Trust - Convertible Fund - Class I	12.11%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	4.75%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	9.37%
Lord Abbett Investment Trust - High Yield Fund - Class I	26.69%
Lord Abbett Municipal Income Fund - High Yield Municipal Bond Fund - Class I	1.02%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	10.03%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	6.03%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	24.28%

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of February 28, 2014, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Pfizer, Inc.	3.76%
JPMorgan Chase & Co.	3.41%
Occidental Petroleum Corp.	3.11%
Wal-Mart Stores, Inc.	2.88%
Apple, Inc.	2.86%
Bristol-Myers Squibb Co.	2.66%
Verizon Communications, Inc.	2.54%
Microsoft Corp.	2.43%
International Business Machines Corp.	2.41%
QUALCOMM, Inc.	2.34%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.07%
Consumer Staples	11.13%
Energy	10.14%
Financials	20.16%
Health Care	11.86%
Industrials	11.69%
Information Technology	14.15%
Materials	5.14%
Telecommunication Services	2.88%
Utilities	5.35%
Repurchase Agreement	0.43%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.23%
Pfizer, Inc.	3.52%
Exxon Mobil Corp.	3.26%
Citigroup, Inc.	3.00%
Apple, Inc.	2.86%
Occidental Petroleum Corp.	2.43%
Chevron Corp.	2.39%
SunTrust Banks, Inc.	2.13%
Bristol-Myers Squibb Co.	2.13%
Express Scripts Holding Co.	2.10%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.10%
Consumer Staples	6.07%
Energy	15.03%
Financials	29.33%
Health Care	13.16%
Industrials	10.88%
Information Technology	8.59%
Materials	2.98%
Telecommunication Services	1.96%
Utilities	5.48%
Repurchase Agreement	0.42%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Cardinal Health, Inc.	2.61%
Rock-Tenn Co. Class A	2.10%
AES Corp. (The)	2.09%
Great Plains Energy, Inc.	2.04%
CF Industries Holdings, Inc.	1.92%
SunTrust Banks, Inc.	1.91%
CIT Group, Inc.	1.77%
Ares Capital Corp.	1.74%
Kohl’s Corp.	1.67%
Rowan Cos., plc Class A	1.59%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.66%
Consumer Staples	3.26%
Energy	6.77%
Financials	32.70%
Health Care	9.06%
Industrials	11.90%
Information Technology	10.42%
Materials	5.35%
Telecommunication Services	0.20%
Utilities	11.04%
Repurchase Agreement	0.64%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Micron Technology, Inc., 3.00%, 11/15/2043	3.93%
MGIC Investment Corp., 5.00%, 5/1/2017	3.70%
Salesforce.com, Inc., 0.25%, 4/1/2018	3.17%
Gilead Sciences, Inc., 1.625%, 5/1/2016	2.73%
priceline.com, Inc., 0.35%, 6/15/2020	2.62%
Wells Fargo & Co., 7.50%	2.07%
Salix Pharmaceuticals Ltd., 1.50%, 3/15/2019	1.73%
NetSuite, Inc., 0.25%, 6/1/2018	1.67%
AMG Capital Trust II, 5.15%	1.63%
Electronic Arts, Inc., 0.75%, 7/15/2016	1.58%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.66%
Energy	6.70%
Financials	17.94%
Health Care	15.25%
Industrials	4.05%
Materials	3.15%
Media	2.00%
Technology	34.02%
Telecommunications	1.69%
Transportation	2.48%
Utilities	1.11%
Repurchase Agreement	2.95%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.25%, 4/15/2016	9.10%
U.S. Treasury Note, 0.375%, 3/15/2015	8.46%
U.S. Treasury Note, 1.50%, 1/31/2019	5.78%
Federal National Mortgage Assoc., 3.50%, TBA	4.65%
U.S. Treasury Note, 0.625%, 7/15/2014	4.37%
U.S. Treasury Bond, 3.75%, 11/15/2043	3.52%
Federal National Mortgage Assoc., 4.50%, TBA	3.25%
Federal National Mortgage Assoc., 5.50%, TBA	2.74%
Federal Home Loan Mortgage Corp., 2.375%, 1/13/2022	2.59%
Government National Mortgage Assoc., 4.00%, TBA	2.11%

Holdings by Sector*	% of Investments
Auto	0.30%
Basic Industry	0.48%
Consumer Cyclicals	1.37%
Consumer Discretionary	0.22%
Consumer Services	0.91%
Consumer Staples	0.99%
Energy	2.36%
Financial Service	21.36%
Foreign Government	1.04%
Health Care	0.23%
Intregated Oil	1.25%
Materials and Processing	2.23%
Municipal	1.43%
Producer Durables	0.50%
Technology	0.57%
Telecommunications	0.51%
Transportation	0.49%
U.S. Government	56.38%
Utilities	1.68%
Repurchase Agreement	5.70%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
athenahealth, Inc.	1.71%
Acuity Brands, Inc.	1.68%
Synageva BioPharma Corp.	1.56%
Synaptics, Inc.	1.55%
Air Lease Corp.	1.51%
Yelp, Inc.	1.48%
SVB Financial Group	1.44%
GasLog Ltd	1.42%
SunEdison, Inc.	1.40%
iRobot Corp	1.38%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.75%
Consumer Staples	2.76%
Energy	4.73%
Financials	7.92%
Health Care	23.71%
Industrials	15.10%
Information Technology	29.79%
Materials	3.03%
Repurchase Agreement	1.21%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Turkey Government Bond, 4/9/2014	3.54%
Federal National Mortgage Assoc., 4.50%, 11/1/2018	0.93%
Nigeria Treasury Bill, 3/6/2014	0.91%
Plains Exploration & Production Co., 7.625%, 4/1/2020	0.91%
Morgan Stanley, 4.75%, 4/1/2014	0.88%
NBCUniversal Enterprise, Inc., 0.924%, 4/15/2018	0.86%
UDR, Inc., 5.50%, 4/1/2014	0.84%
QVC, Inc., 7.357%, 10/15/2020	0.83%
Citigroup, Inc., 0.512%, 6/9/2016	0.81%
Fidelity National Information Services, Inc., 7.875%, 7/15/2020	0.77%

Holdings by Sector*	% of Investments
Asset Backed	15.76%
Automotive	1.57%
Banking	8.05%
Basic Industry	3.28%
Capital Goods	1.94%
Consumer Cyclical	2.03%
Consumer Non-Cyclical	1.13%
Energy	10.84%
Financial Services	2.08%
Foreign Government	4.51%
Healthcare	2.47%
Insurance	0.95%
Media	2.96%
Mortgage Backed	27.09%
Real Estate	3.61%
Services	4.98%
Technology & Electronics	1.62%
Telecommunications	1.86%
Utility	3.27%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.32%
Gilead Sciences, Inc.	2.74%
Citigroup, Inc.	2.32%
Express Scripts Holding Co.	2.24%
Comcast Corp. Class A	2.17%
Capital One Financial Corp.	2.01%
Actavis plc	1.88%
PPG Industries, Inc.	1.84%
Valero Energy Corp.	1.69%
CBS Corp. Class B	1.64%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.35%
Consumer Staples	4.07%
Energy	13.18%
Financials	24.10%
Health Care	24.22%
Industrials	8.07%
Information Technology	7.19%
Materials	2.72%
Utilities	2.79%
Repurchase Agreement	0.31%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Google, Inc. Class A	4.61%
Facebook, Inc. Class A	3.26%
Biogen Idec, Inc.	1.88%
Visa, Inc. Class A	1.72%
Walgreen Co.	1.60%
QUALCOMM, Inc.	1.57%
Trimble Navigation Ltd.	1.52%
American Express Co.	1.50%
Tesla Motors, Inc.	1.50%
Allergan, Inc.	1.49%

Holdings by Sector*	% of Investments
Consumer Discretionary	21.51%
Consumer Staples	2.88%
Energy	2.38%
Financials	5.69%
Health Care	16.02%
Industrials	9.96%
Information Technology	36.63%
Materials	1.95%
Repurchase Agreement	2.98%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Actavis plc	1.84%
AutoZone, Inc.	1.50%
SBA Communications Corp. Class A	1.47%
Affiliated Managers Group, Inc.	1.45%
IntercontinentalExchange Group, Inc.	1.44%
AMETEK, Inc.	1.42%
Michael Kors Holdings Ltd.	1.40%
VF Corp.	1.40%
TripAdvisor, Inc.	1.40%
Trimble Navigation Ltd.	1.36%

Holdings by Sector*	% of Investments
Consumer Discretionary	26.46%
Consumer Staples	4.50%
Energy	5.09%
Financials	9.42%
Health Care	17.51%
Industrials	15.25%
Information Technology	17.60%
Materials	2.50%
Telecommunication Services	1.47%
Repurchase Agreement	0.20%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Corp., 7.875%, 9/15/2023	1.15%
First Data Corp., 12.625%, 1/15/2021	0.97%
Seven Generations Energy Ltd. (Canada), 8.25%, 5/15/2020	0.72%
Alliance Data Systems Corp., 6.375%, 4/1/2020	0.71%
Intelsat Luxembourg SA (Luxembourg), 7.75% 6/1/2021	0.68%
DISH DBS Corp., 5.875%, 7/15/2022	0.61%
Kinross Gold Corp. (Canada), 5.95%, 3/15/2024	0.60%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.25%, 12/1/2020	0.52%
Red de Carreteras de Occidente S.A.P.I.B. de CV, 9.00%, 6/10/2028	0.49%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2029	0.47%

Holdings by Sector*	% of Investments
Asset Backed	0.06%
Automotive	2.13%
Banking	2.59%
Basic Industry	11.16%
Capital Goods	5.33%
Consumer Cyclical	5.51%
Consumer Non-Cyclical	3.60%
Energy	12.14%
Financial Services	3.07%
Foreign Government	0.35%
Healthcare	8.28%
Insurance	1.02%
Media	9.74%
Real Estate	0.28%
Services	13.50%
Tax Revenue	0.35%
Technology & Electronics	7.71%
Telecommunications	7.92%
Utility	3.96%
Repurchase Agreement	1.30%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Municipal Income Fund – High Yield Municipal Bond Fund

Ten Largest Holdings	% of Investments
Tobacco Settlement Fin Corp, 5.00%, 6/1/2041	1.55%
Buckeye Tobacco, 5.125%, 6/1/2024	1.54%
Golden St Tobacco, 5.00%, 6/1/2033	1.43%
NJ EDA - Continental Airlines AMT, 5.25%, 9/15/2029	0.94%
San Antonio Elec & Gas, 13.05%, 2/1/2017	0.90%
Cleveland Arpt - Continental Airlines AMT, 5.375%, 9/15/2027	0.85%
Niagara Area Dev Corp - Covanta AMT, 5.25%, 11/1/2042	0.82%
Golden St Tobacco, 4.50%, 6/1/2027	0.80%
RI Hlth & Ed - St Joseph Hlth, 5.50%, 10/1/2029	0.79%
IA Fin Auth - Iowa Fertilizer Co, 5.50%, 12/1/2022	0.75%

Portfolio Holdings Presented by Credit Rating

Credit Rating:

S&P or Moody’s (a)	% of Investments
AAA	0.53%
AA+	1.32%
AA	2.91%
AA-	2.83%
A+	3.90%
A	1.84%
A-	3.58%
BBB+	3.22%
BBB	3.84%
BBB-	5.21%
BB+	10.54%
BB	5.73%
BB-	4.50%
B+	2.07%
B	7.99%
B-	8.31%
CCC	1.11%
C	0.02%
D	0.26%
NR	30.29%
Money Market Mutual Funds	— %*
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA
*	Amount is less than 0.01%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Rio Tinto plc ADR	2.28%
Roche Holding AG	2.15%
Toyota Motor Corp.	2.06%
Eni SpA ADR	1.99%
DnB NOR ASA	1.98%
Hitachi Ltd.	1.95%
Siemens AG Registered Shares	1.88%
SJM Holdings Ltd.	1.82%
Vivendi SA	1.77%
Safran SA	1.74%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.48%
Consumer Staples	5.99%
Energy	6.62%
Financials	24.27%
Health Care	9.20%
Industrials	17.91%
Information Technology	7.40%
Materials	7.34%
Telecommunication Services	3.51%
Utilities	1.27%
Repurchase Agreement	4.01%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Rio Tinto plc ADR	2.09%
National Australia Bank Ltd.	2.02%
EDP - Energias de Portugal SA	1.96%
Total SA ADR	1.95%
Vivendi SA	1.92%
Roche Holding AG	1.91%
SJM Holdings Ltd.	1.86%
BP plc	1.86%
Eni SpA ADR	1.82%
BNP Paribas SA	1.81%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.18%
Consumer Staples	4.80%
Energy	8.31%
Financials	25.10%
Health Care	6.17%
Industrials	11.24%
Information Technology	3.34%
Materials	4.83%
Telecommunication Services	11.81%
Utilities	11.02%
Repurchase Agreement	3.20%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Wincor Nixdorf AG	1.62%
Air New Zealand Ltd.	1.58%
Ascom Holding AG	1.56%
REXLot Holdings Ltd.	1.55%
Howden Joinery Group plc	1.49%
Arrow Global Group plc	1.46%
Playtech plc	1.43%
Jupiter Fund Management plc	1.42%
UDG Healthcare plc	1.42%
3i Group plc	1.39%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.25%
Consumer Staples	5.08%
Energy	5.06%
Financials	20.08%
Health Care	5.41%
Industrials	20.15%
Information Technology	14.48%
Materials	4.66%
Telecommunication Services	0.61%
Utilities	3.76%
Repurchase Agreement	3.46%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc.	2.28%
SunTrust Banks, Inc.	1.96%
Actavis plc	1.86%
Fidelity National Information Services, Inc.	1.71%
Jones Lang LaSalle, Inc.	1.69%
Pentair Ltd.	1.68%
Mylan, Inc.	1.62%
XL Group plc	1.53%
Lincoln National Corp.	1.50%
Raymond James Financial, Inc.	1.42%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.66%
Consumer Staples	2.73%
Energy	7.29%
Financials	30.57%
Health Care	12.32%
Industrials	13.18%
Information Technology	9.31%
Materials	5.90%
Utilities	7.08%
Repurchase Agreement	0.96%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/2015	2.95%
QVC, Inc., 7.50%, 10/1/2019	0.61%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.58%
Cricket Communications, Inc., 7.75%, 10/15/2020	0.56%
Fidelity National Information Services, Inc., 7.875%, 7/15/2020	0.52%
Mylan, Inc., 6.00%, 11/15/2018	0.51%
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM, 5.419%, 8/12/2048	0.51%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.50%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/2018	0.48%
Citigroup Commercial Mortgage Trust 2007-C6 AM, 5.654%, 12/10/2049	0.47%

Holdings by Sector*	% of Investments
Auto	0.27%
Basic Industry	0.47%
Capital Goods	0.14%
Consumer Cyclicals	3.92%
Consumer Discretionary	1.59%
Consumer Non-Cyclical	0.04%
Consumer Services	1.36%
Consumer Staples	1.16%
Energy	9.16%
Financial Services	51.96%
Foreign Government	0.57%
Health Care	3.22%
Integrated Oils	2.73%
Materials and Processing	4.25%
Media	0.16%
Municipal	0.05%
Producer Durables	0.96%
Technology	1.54%
Telecommunications	2.07%
Transportation	1.53%
U.S. Government	8.94%
Utilities	3.20%
Repurchase Agreement	0.71%
Total	100.00%

*	A sector may comprise several industries

Notes to Schedule of Investments (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Actavis plc	2.23%
Jarden Corp.	2.01%
American Airlines Group, Inc.	1.99%
Helmerich & Payne, Inc.	1.75%
Akamai Technologies, Inc.	1.74%
CapitalSource, Inc.	1.69%
Rock-Tenn Co. Class A	1.68%
United Rentals, Inc.	1.60%
Quintiles Transnational Holdings, Inc	1.57%
Hartford Financial Services Group, Inc.	1.56%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.45%
Consumer Staples	2.87%
Energy	9.67%
Financials	27.10%
Health Care	9.40%
Industrials	12.69%
Information Technology	12.45%
Materials	6.46%
Utilities	6.69%
Repurchase Agreement	0.22%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: April 25, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: April 25, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2014